    As filed with the Securities and Exchange Commission on December 15, 2004

                                                      1933 Act File No. 33-11387
                                                      1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                  Pre-Effective Amendment No.                               [ ]
                                                     ---------
                  Post-Effective Amendment No.          51                  [X]
                                                     ---------

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                  Amendment No.                         52
                                                     ---------
                        (Check appropriate box or boxes.)

                            AMERICAN AADVANTAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509


                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)



           Approximate Date of Proposed Public Offering March 1, 2005
                                                        -------------

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [X] on March 1, 2005 pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

                            AMERICAN AADVANTAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

         Cover Sheet

         Contents of Registration Statement

         Prospectus for the Institutional Class consisting of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, Small Cap Index Fund, International Equity Index Fund, High Yield Bond Fund, Intermediate Bond Fund, Short-Term Bond Fund, Treasury Inflation Protected Securities Fund, and Money Market Fund

         Prospectus for the PlanAhead Class consisting of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, High Yield Bond Fund, Enhanced Income Fund, Intermediate Bond Fund, Short-Term Bond Fund, Money Market Fund, U.S. Government Money Market Fund, and Municipal Money Market Fund

         Prospectus for the AMR Class consisting of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund - Institutional Class, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund - Institutional Class, Small Cap Index Fund - Institutional Class, International Equity Index Fund - Institutional Class, High Yield Bond Fund - Institutional Class, Intermediate Bond Fund, Short-Term Bond Fund, and Treasury Inflation Protected Securities Fund - Institutional Class

         Prospectus for the Service Class consisting of the following American AAdvantage Funds: Small Cap Value Fund, International Equity Fund, and High Yield Bond Fund

         Prospectus for the Platinum Class of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund

         Prospectus for the Cash Management Class of the American AAdvantage Money Market Fund and American AAdvantage U.S. Government Money Market Fund

         Statement of Additional Information for the AMR Class, Institutional Class, PlanAhead Class, and Service Class of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, Small Cap Index Fund, International Equity Index Fund, High Yield Bond Fund, Enhanced Income Fund, Intermediate Bond Fund, Short-Term Bond Fund, Treasury Inflation Protected Securities Fund, Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund

         Statement of Additional Information for the Cash Management and Platinum Classes of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund and American AAdvantage U.S. Government Money Market Fund and the Mileage and Platinum Classes of the American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund

         Part C

         Signature Pages

         Powers of Attorney for Trustees of American AAdvantage Funds and AMR Investment Services Trust - W. Humphrey Bogart, Brenda A. Cline and Richard A. Massman

         Exhibits

        INSTITUTIONAL CLASS


           PRIVACY POLICY


             PROSPECTUS

           MARCH 1, 2005


              ENCLOSED


    (AMERICAN BEACON FUNDS LOGO)

  (FORMERLY KNOWN AS THE AMERICAN
         AADVANTAGE FUNDS)


                       EQUITY FUNDS
                                  ------------------------------
                                    - BALANCED FUND

                                    - LARGE CAP VALUE FUND

                                    - LARGE CAP GROWTH FUND

                                    - MID-CAP VALUE FUND

                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - EMERGING MARKETS FUND
                        INDEX FUNDS
                                  ------------------------------
                                    - S&P 500 INDEX FUND

                                    - SMALL CAP INDEX FUND

                                    - INTERNATIONAL EQUITY INDEX FUND
                         BOND FUNDS
                                  ------------------------------
                                    - HIGH YIELD BOND FUND

                                    - INTERMEDIATE BOND FUND

                                    - SHORT-TERM BOND FUND

                                    - TREASURY INFLATION PROTECTED SECURITIES
                                    FUND
                 MONEY MARKET FUNDS
                                  ------------------------------
                                    - MONEY MARKET FUND



    MANAGED BY AMERICAN BEACON ADVISORS, INC.              This page is not part of the Prospectus.



(LIGHTHOUSE LOGO)

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)


                                 PRIVACY POLICY


The American Beacon Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.


We may collect nonpublic personal information about you from one or more of the following sources:

- information we receive from you on applications or other forms;

- information about your transactions with us or our service providers; and

- information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    This page is not part of the Prospectus.

        INSTITUTIONAL CLASS

             PROSPECTUS

           MARCH 1, 2005


    (AMERICAN BEACON FUNDS LOGO)

  (FORMERLY KNOWN AS THE AMERICAN
         AADVANTAGE FUNDS)


                       EQUITY FUNDS
                                  ------------------------------
                                    - BALANCED FUND

                                    - LARGE CAP VALUE FUND

                                    - LARGE CAP GROWTH FUND

                                    - MID-CAP VALUE FUND

                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - EMERGING MARKETS FUND
                        INDEX FUNDS
                                  ------------------------------
                                    - S&P 500 INDEX FUND

                                    - SMALL CAP INDEX FUND

                                    - INTERNATIONAL EQUITY INDEX FUND
                         BOND FUNDS
                                  ------------------------------
                                    - HIGH YIELD BOND FUND

                                    - INTERMEDIATE BOND FUND

                                    - SHORT-TERM BOND FUND

                                    - TREASURY INFLATION PROTECTED SECURITIES
                                    FUND
                 MONEY MARKET FUNDS
                                  ------------------------------
                                    - MONEY MARKET FUND


                                                           The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the
                                                           investment merit of these Funds. To state otherwise is a criminal
    MANAGED BY AMERICAN BEACON ADVISORS, INC.              offense.



(LIGHTHOUSE LOGO)

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)


                             (INSTITUTIONAL CLASS)

TABLE OF CONTENTS



About the Funds

Overview.........................................     2
Balanced Fund....................................     3
Large Cap Value Fund.............................     6
Large Cap Growth Fund............................     9
Mid-Cap Value Fund...............................    12
Small Cap Value Fund.............................    14
International Equity Fund........................    17
Emerging Markets Fund............................    20
S&P 500 Index Fund...............................    23
Small Cap Index Fund.............................    26
International Equity Index Fund..................    29
High Yield Bond Fund.............................    32
Intermediate Bond Fund...........................    35
Short-Term Bond Fund.............................    38
Treasury Inflation Protected Securities Fund.....    41
Money Market Fund................................    43
Historical Performance of Accounts Similar
  to the Mid-Cap Value Fund......................    45
The Manager......................................    46
SSgA and Fund Asset Management...................    47
The Sub-Advisers.................................    48
Valuation of Shares..............................    50

About Your Investment

Purchase and Redemption of Shares................    50
Market Timing....................................    53
Distributions and Taxes..........................    54

Additional Information

Distribution of Fund Shares......................    54
Master-Feeder Structure..........................    55
Portfolio Holdings...............................    55
Financial Highlights.............................    55
Additional Information...................... Back Cover


ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview
--------


The American Beacon Funds (the "Funds"), formerly known as the American AAdvantage Funds, are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.


The International Equity, S&P 500 Index, Small Cap Index, International Equity Index and Money Market Funds operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio with a similar name and identical investment objective.


- The International Equity and Money Market Funds invest all of their investable assets in a corresponding portfolio of the American Beacon Master Trust ("Master Trust"), formerly known as the AMR Investment Services Trust. The Master Trust is managed by the Manager.


- The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio. The State Street Equity 500 Index Portfolio is managed by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company.

- The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust"). The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership, the partners of which are Merrill Lynch & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services.

Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".


   Fund shares are only available in states in which they are authorized for purchase.

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN BEACON


BALANCED FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

Ordinarily, between 50% and 70% of the Fund's total assets are invested in equity securities and between 30% and 50% of the Fund's total assets are invested in debt securities.


The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").


The Manager currently allocates the Fund's assets among itself and the following three investment sub-advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc.

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

Approximately one third of the Fund's assets are allocated to Barrow, Hanley, Mewhinney & Strauss, Inc. and another third to Brandywine Asset Management, LLC, who each decide the proportion of assets to invest in equity and fixed income securities in accordance with the Fund's guidelines. The remaining third of the Fund's assets is allocated between the Manager, who invests its allocation in fixed income securities, and Hotchkis and Wiley Capital Management, LLC, who invests its allocation in equity securities.

The Fund's sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500(R) Index):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of the Fund's total assets. The Fund, at the discretion of the Manager or the applicable sub-adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the Manager and the sub-advisers generally use a "top-down" or "bottom-up" investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.



--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

The bottom-up fixed income investment strategy is implemented as follows:


- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK (STOCKS)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

INTEREST RATE RISK (BONDS)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


SECURITIES SELECTION RISK
Securities selected by the Manager or a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to three broad-based market indices, an index specific to the Fund's strategy and the Lipper Balanced Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices and the index specific to the Fund's strategy do not reflect fees, expenses or taxes. Neither the bar chart nor the per-




--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

formance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


95..........................................................  28.79%
96..........................................................  13.96%
97..........................................................  19.87%
98..........................................................   8.28%
99..........................................................  -3.59%
00..........................................................  10.57%
01..........................................................   5.59%
02..........................................................  -7.49%
03..........................................................  24.26%
04..........................................................



Highest Quarterly Return:                 13.81%
  (1/1/95 through 12/31/04)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -10.83%
  (1/1/95 through 12/31/04)         (3rd Quarter 2002)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/04
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            X.XX%      X.XX%      X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                X.XX%      X.XX%      X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  X.XX%      X.XX%      X.XX%
------------------------------------------------------------
S&P 500/Barra Value Index(1)   X.XX%      X.XX%      X.XX%
S&P 500 Index(2)               X.XX%      X.XX%      X.XX%
Lehman Bros. Aggregate
  Index(3)                     X.XX%      X.XX%      X.XX%
Balanced Composite Index(4)    X.XX%      X.XX%      X.XX%
Lipper Balanced Funds Index    X.XX%      X.XX%      X.XX%


(1) The S&P 500/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.


(4) To reflect the Fund's allocation of its assets between investment grade fixed-income securities and equity securities, the Manager has combined the returns of the S&P 500/Barra Value Index and the Lehman Brothers Aggregate Index in a 60%/40% proportion.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.



--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN BEACON


LARGE CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2005, the market capitalizations of the companies in the Russell 1000 Index ranged from $XXX million to $XXX billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").


The Manager currently allocates the Fund's assets among four investment sub-advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc.

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

  Metropolitan West Capital Management, LLC


To achieve an approximately equal distribution of the Fund's assets among the sub-advisers, the Manager intends to allocate a larger proportion of the Fund's new assets to Metropolitan West Capital Management, LLC. The remainder of the Fund's new assets will be allocated, generally on an equal basis, among the other three sub-advisers.


The Fund's sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500(R) Index):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

---------------

(1)  The Russell 1000 (R) Index is a service mark of Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper Multi-Cap Value Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.
                                (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


95..........................................................   34.43%
96..........................................................   21.09%
97..........................................................   26.48%
98..........................................................    6.17%
99..........................................................   -4.62%
00..........................................................   11.44%
01..........................................................    2.10%
02..........................................................  -15.89%
03..........................................................   35.76%
04..........................................................



Highest Quarterly Return:                19.92%
  (1/1/95 through 12/31/04)        (2nd Quarter 2003)
Lowest Quarterly Return:                -18.63%
  (1/1/95 through 12/31/04)        (3rd Quarter 2002)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/04
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               -------   --------   --------
RETURN BEFORE TAXES              X.XX%     X.XX%     X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  X.XX%     X.XX%     X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    X.XX%     X.XX%     X.XX%
------------------------------------------------------------
S&P 500/Barra Value Index(1)     X.XX%     X.XX%     X.XX%
S&P 500 Index(2)                 X.XX%     X.XX%     X.XX%
Lipper Multi-Cap Value Funds
  Index                          X.XX%     X.XX%     X.XX%


(1) The S&P 500/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====




--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR...................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN BEACON


LARGE CAP GROWTH FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000 Index at the time of investment. The Russell 1000(R) Index(1) measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2005, the market capitalizations of the companies in the Russell 1000 Index ranged from $XXX million to $XXX billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks") that the investment sub-advisers believe have above-average growth potential.


The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisers:

  Goldman Sachs Asset Management, L.P. ("GSAM")

  J.P. Morgan Investment Management Inc. ("J.P. Morgan")

GSAM utilizes quantitative techniques and fundamental research in seeking to maximize its portion of the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000(R) Growth Index.(1) GSAM attempts to structure a portfolio that seeks attractively-valued stocks with positive momentum.

J.P. Morgan attempts to allocate its portion of the Fund's assets across industries in weightings similar to those of the Russell 1000 Growth Index. Within each industry, J.P. Morgan modestly overweights stocks that it determines to be undervalued or fairly valued, while modestly underweighting or not holding stocks that appear overvalued.


The Fund's investment strategies are likely to result in a portfolio turnover rate greater than 100%. Portfolio turnover is a measure of the Fund's trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. Frequent trading by the Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

GROWTH COMPANIES RISK
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

---------------

(1) Russell 1000(R) Index and Russell 1000(R) Growth Index are service marks of the Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Large-Cap Growth Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.
                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................  -20.97%
02..........................................................  -29.03%
03..........................................................   31.52%
04..........................................................



Highest Quarterly Return:                 14.97%
  (1/1/01 through 12/31/04)         (4th Quarter 2001)
Lowest Quarterly Return:                 -21.98%
  (1/1/01 through 12/31/04)         (1st Quarter 2001)



                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/04
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR          (7/31/00)
                                -------      ---------------
RETURN BEFORE TAXES               X.XX%            X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                   X.XX%            X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     X.XX%            X.XX%
------------------------------------------------------------
Russell 1000(R) Growth
  Index(1)                        X.XX%            X.XX%
Lipper Large-Cap Growth Funds
  Index                           X.XX%            X.XX%


(1) The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with above-average price-to-book ratios and above-average forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====




--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN BEACON


MID-CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies with market capitalizations between $1 billion and $10 billion at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").


The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")

  Pzena Investment Management, LLC ("Pzena")

In general, the sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap(TM) Index(1)):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Barrow invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, Barrow seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. Barrow's portfolio will generally consist of 35 to 45 stocks.

Pzena invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or "deep" value portion of its investment universe. Pzena looks for companies within that universe that sell for a low price relative to normal earnings (with "normal earnings" defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company's history and the history of its industry).

Each of the Fund's sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

MID-CAPITALIZATION COMPANIES RISK
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and

---------------

(1)   The Russell Midcap Index is a trademark of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Performance
-----------


Since the Fund began offering its shares on June 30, 2004, it does not have long-term performance history. Therefore, the Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns. To view the historical performance of similar accounts managed by Barrow and Pzena, please see "Historical Performance of Accounts Similar to the Mid-Cap Value Fund" on page 42.



Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX(1)
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====


(1) Other Expenses are based on estimates for the current fiscal year.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR..................................    $XXX
3 YEARS.................................    $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN BEACON


SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively, "stocks").



The Fund's assets are currently allocated among four investment sub-advisers:



  Barrow, Hanley, Mewhinney & Strauss, Inc.


  ("Barrow")



  Brandywine Asset Management, LLC


  ("Brandywine")



  Hotchkis and Wiley Capital Management, LLC


  ("Hotchkis")



  The Boston Company Asset Management, LLC


  ("The Boston Company")



The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as Hotchkis has closed its small cap product and Barrow has reached the level of small cap assets pledged to the Fund. The Manager is currently allocating all new assets between The Boston Company and Brandywine. However, as The Boston Company approaches the level of small cap assets pledged to the Fund, the Manager may allocate a larger proportion of new assets to Brandywine.


The sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000 (R) Index(1)):


- above-average earnings growth potential,

- below-average price to earnings ratio, and

- below-average price to book value ratio.

Each of the sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

---------------

(1)   Russell 2000 (R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


99..........................................................  -4.79%
00..........................................................  18.99%
01..........................................................  27.99%
02..........................................................  -6.80%
03..........................................................  51.77%
04..........................................................



Highest Quarterly Return:                24.86%
  (1/1/99 through 12/31/04)        (2nd Quarter 2003)
Lowest Quarterly Return:                -20.88%
  (1/1/99 through 12/31/04)        (3rd Quarter 2002)



                                 AVERAGE ANNUAL TOTAL RETURN
                              ----------------------------------
                                        AS OF 12/31/04
                              ----------------------------------
                                                 SINCE INCEPTION
                              1 YEAR   5 YEARS     (12/31/98)
                              ------   -------   ---------------
RETURN BEFORE TAXES           X.XX%     X.XX%         X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS               X.XX%     X.XX%         X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                 X.XX%     X.XX%         X.XX%
----------------------------------------------------------------
Russell 2000(R) Value
  Index(1)                    X.XX%     X.XX%         X.XX%
Lipper Small-Cap Value Funds
  Index                       X.XX%     X.XX%         X.XX%


(1) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. Russell 2000 (R) Value Index is a service mark of the Frank Russell Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN BEACON


INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------


The Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio of the Master Trust.



Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.



The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment sub-advisers:


  Causeway Capital Management LLC

  Lazard Asset Management LLC

  Templeton Investment Counsel, LLC


  The Boston Company Asset Management, LLC


  ("The Boston Company")



The Boston Company has recently been selected as a sub-adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under The Boston Company's management to approximate that of the other sub-advisers.


The sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock's country, sector or industry):


- above-average return on equity or earnings growth potential,

- below-average price to earnings or price to cash flow ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The sub-advisers may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts or currency futures to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed com-


--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

panies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

MARKET TIMING RISK

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.


DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.
SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


95.............................   17.69%
96.............................   19.78%
97.............................    9.56%
98.............................   11.73%
99.............................   26.91%
00.............................   -4.14%
01.............................  -15.43%
02.............................  -14.09%
03.............................   41.88%
04.............................



Highest Quarterly Return:                 21.82%
  (1/1/95 through 12/31/04)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -22.41%
  (1/1/95 through 12/31/04)         (3rd Quarter 2002)



                                 AVERAGE ANNUAL TOTAL RETURN
                                 ---------------------------
                                       AS OF 12/31/04
                                 ---------------------------
                                 1 YEAR   5 YEARS   10 YEARS
                                 ------   -------   --------
RETURN BEFORE TAXES              X.XX%     X.XX%     X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  X.XX%     X.XX%     X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    X.XX%     X.XX%     X.XX%
------------------------------------------------------------
EAFE Index(1)                    X.XX%     X.XX%     X.XX%
Lipper International Funds
  Index                          X.XX%     X.XX%     X.XX%


(1) The EAFE Index is an unmanaged index of international stock investment performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(2)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====



(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the Master Trust.


(2) Fee applies to the proceeds of shares that are redeemed within 30 days of their purchase.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             19                        About the Funds

AMERICAN BEACON


EMERGING MARKETS FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of issuers that:



- are primarily listed on the trading market of an emerging market country;

- are headquartered in an emerging market country; or

- derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:


- has an emerging stock market as defined by the International Finance Corporation ("IFC");

- has a low- to middle-income economy according to the World Bank;

- is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets "Free" Index; or

- has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment sub-advisers:

  Morgan Stanley Investment Management Inc. ("MSIM Inc.")

  The Boston Company Asset Management, LLC ("The Boston Company")

MSIM Inc. combines a top-down country allocation investment approach with bottom-up stock selection. MSIM Inc. first allocates its portion of the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSIM Inc. then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, MSIM Inc. emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection, then enhanced by broadly diversified country allocation.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.


--------------------------------------------------------------------------------

About the Funds                        20                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

MARKET TIMING RISK

Because the Fund invests in foreign securities, it is subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.


EMERGING MARKETS RISK
The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Emerging Markets Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................   2.59%
02..........................................................  -3.66%
03..........................................................  57.80%
04..........................................................



Highest Quarterly Return:                 25.88%
  (1/1/01 through 12/31/04)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.38%
  (1/1/01 through 12/31/04)         (3rd Quarter 2001)



                              AVERAGE ANNUAL TOTAL RETURN
                            --------------------------------
                                     AS OF 12/31/04
                            --------------------------------
                                             SINCE INCEPTION
                            1 YEAR              (7/31/00)
                            ------           ---------------
RETURN BEFORE TAXES          X.XX%                X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS              X.XX%                X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES             X.XX%                X.XX%
------------------------------------------------------------
MSCI Emerging Markets
  Index(1)                   X.XX%                X.XX%
Lipper Emerging Markets
  Funds Index                X.XX%                X.XX%



(1) The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


--------------------------------------------------------------------------------

Prospectus                             21                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====


(1) Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................  $XXX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        22                             Prospectus

AMERICAN BEACON


S&P 500 INDEX FUND(1)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES RISK
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

INVESTMENT RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's (R)," "S&P (R)," "Standard & Poor's 500," "S&P 500 (R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.


--------------------------------------------------------------------------------

Prospectus                             23                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Historical Performance
----------------------
The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Fund began offering its shares on January 1, 1997. Prior to March 1, 1998, the Fund's shares were offered as AMR Class shares. On March 1, 1998, AMR Class shares of the Fund were designated Institutional Class shares. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


97..........................................................   33.09%
98..........................................................   28.87%
99..........................................................   20.70%
00..........................................................   -9.15%
01..........................................................  -12.12%
02..........................................................  -22.27%
03..........................................................   28.26%
04..........................................................



Highest Quarterly Return:                 21.32%
  (1/1/97 through 12/31/04)         (4th Quarter 1998)
Lowest Quarterly Return:                 -17.43%
  (1/1/97 through 12/31/04)         (3rd Quarter 2002)



                              AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------
                                     AS OF 12/31/04
                           ----------------------------------
                                              SINCE INCEPTION
                           1 YEAR   5 YEARS     (12/31/96)
                           ------   -------   ---------------
RETURN BEFORE TAXES         X.XX%    X.XX%         X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS             X.XX%    X.XX%         X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES            X.XX%    X.XX%         X.XX%
-------------------------------------------------------------
S&P 500 Index(1)            X.XX%    X.XX%         X.XX%
Lipper S&P 500 Objective
  Funds Index               X.XX%    X.XX%         X.XX%


(1) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees(2)                                  0.045%
Distribution (12b-1) Fees                           0.000
Other Expenses                                      X.XXX
                                                    -----
TOTAL ANNUAL FUND OPERATING EXPENSES                X.XXX%
                                                    =====


(1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

(2) This fee represents the total fees paid by the State Street Equity 500
    Index Portfolio to State Street Bank and Trust Company for its service as administrator, custodian and transfer agent and SSgA's service as investment adviser.


Example
-------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................   $XX
5 YEARS..................................   $XX
10 YEARS.................................  $XXX




--------------------------------------------------------------------------------

About the Funds                        24                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             25                        About the Funds

AMERICAN BEACON



SMALL CAP INDEX FUND(SM)
--------------------------------------------------------------------------------


Investment Objective

--------------------

To match the performance of the Russell 2000(R) Index(1) (the "Russell 2000" or "Index") as closely as possible before the deduction of Fund expenses.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master Small Cap Index Series of the Index Trust. The investment objective of the Master Small Cap Index Series may be changed without shareholder approval.


The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies weighted by market capitalization, as determined by the Frank Russell Company. As of January 31, 2005, the market capitalizations of the companies in the Russell 2000 Index ranged from $XX million to $XX billion. The Fund will be substantially invested in securities in the Russell 2000, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Russell 2000. The Fund is also a non-diversified fund.


The Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund may invest in derivative instruments, and may invest a substantial portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

---------------

(1)  Russell 2000 (R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                        26                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.
INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Core Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................    2.07%
02..........................................................  -20.37%
03..........................................................   46.90%
04..........................................................



Highest Quarterly Return:                 23.23%
  (1/1/01 through 12/31/04)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -21.33%
  (1/1/01 through 12/31/04)         (3rd Quarter 2002)



                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/04
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR          (7/31/00)
                                ------       ---------------
RETURN BEFORE TAXES             X.XX%             X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 X.XX%             X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   X.XX%             X.XX%
------------------------------------------------------------
Russell 2000 Index(1)           X.XX%             X.XX%
Lipper Small-Cap Core Funds
  Index                         X.XX%             X.XX%


(1) The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.08%(2)
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
Total Annual Fund Operating Expenses                  X.XX%
                                                      ====
Fee Waiver                                            0.07%(2)
NET EXPENSES                                          X.XX%


(1) The expense table and the Example below reflect the expenses of both the Fund and the Master Small Cap Index Series.


(2) FAM has contractually agreed to waive a portion of its investment advisory fee through December 31, 2005. After such waiver, the Management Fee is 0.01%.




--------------------------------------------------------------------------------

Prospectus                             27                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because FAM has contractually agreed to waive fees only through December 31, 2005, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR...................................   $XX
3 YEARS..................................   $XX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        28                             Prospectus

AMERICAN BEACON


INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To match the performance of the Morgan Stanley Capital International EAFE Index (the "EAFE Index" or "Index") as closely as possible before the deduction of Fund expenses.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master International Index Series of the Index Trust. The investment objective of the Master International Index Series may be changed without shareholder approval.

The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the EAFE Index. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country's relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index's performance.

The Fund will be substantially invested in securities in the Index, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Index. The Fund is also a non-diversified fund.

The Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund will, under normal circumstances, invest in all of the countries represented in the EAFE Index. The Fund may not, however, invest in all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with market indices or countries included within the EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to the EAFE Index quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return of the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate


--------------------------------------------------------------------------------

Prospectus                             29                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

the performance of the Index may not correlate precisely with the return of the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.
INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................  -22.14%
02..........................................................  -15.65%
03..........................................................   38.87%
04..........................................................



Highest Quarterly Return:                 19.48%
  (1/1/01 through 12/31/04)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -19.77%
  (1/1/01 through 12/31/04)         (3rd Quarter 2002)



                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/04
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR          (7/31/00)
                                -------      ---------------
RETURN BEFORE TAXES               X.XX%            X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                   X.XX%            X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     X.XX%            X.XX%
------------------------------------------------------------
EAFE Index(1)                     X.XX%            X.XX%
Lipper International Funds
  Index                           X.XX%            X.XX%


(1) Performance is that of the EAFE Index from inception through September 30, 2001 and from June 1, 2002 through December 31, 2002. Performance from October 1, 2001 through May 31, 2002 is that of the Provisional EAFE Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

About the Funds                        30                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.01%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the Master International Index Series.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR...................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             31                        About the Funds

AMERICAN BEACON


HIGH YIELD BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

High current income and capital appreciation.


Principal Strategies
--------------------

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are generally rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment sub-adviser. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager currently allocates all of the Fund's assets to Post Advisory Group, LLC ("Post").


The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.


The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, Post relies heavily on internal research and credit analysis. Post will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.

Post expects to make, to a lesser extent, other investments including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, Post may take short equity positions as a hedge against selected high yield bond positions.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

MARKET RISK
Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.


--------------------------------------------------------------------------------

About the Funds                        32                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

FOREIGN INVESTING RISK
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.


MARKET TIMING RISK


Because the Fund invests in high yield bonds that may lack market liquidity, it is subject to the risk of market timing activities. The limited trading activity of some high yield bonds may result in market prices that do not reflect the true market value of these illiquid securities. In such instances, the Fund may fair value illiquid securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.


HEDGING RISK
Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, Post may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

SECURITIES SELECTION RISK
Securities selected by Post for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------
The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper High Current Yield Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................   8.99%
02..........................................................   7.19%
03..........................................................  18.49%
04..........................................................



Highest Quarterly Return:                 6.83%
  (1/1/01 through 12/31/04)         (4th Quarter 2001)
Lowest Quarterly Return:                  -4.04%
  (1/1/01 through 12/31/04)         (3rd Quarter 2001)




--------------------------------------------------------------------------------

Prospectus                             33                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/04
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR         (12/29/00)
                                ------       ---------------
RETURN BEFORE TAXES             X.XX%             X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 X.XX%             X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   X.XX%             X.XX%
------------------------------------------------------------
Lehman Bros. High Yield
  Index(1)                      X.XX%             X.XX%
Lipper High Current Yield
  Funds Index                   X.XX%             X.XX%



(1) The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed income securities with a maximum credit rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
Total Annual Fund Operating Expenses                  X.XX%
                                                      ====
Fee Waiver and/or Expense Reimbursement               X.XX%(1)
NET EXPENSES                                          0.90%



(1) The Manager and Post have each contractually agreed to waive a portion of their fees and the Manager has agreed to reimburse the Fund for Other Expenses through October 31, 2005 to the extent that Total Annual Fund Operating Expenses exceed 0.90%. The contractual fee waiver and expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003. Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.90%.



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Because the Manager and Post have contractually agreed to waive fees only through October 31, 2005, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        34                             Prospectus

AMERICAN BEACON


INTERMEDIATE BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------


The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.


The Manager currently allocates the Fund's assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow").

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the Manager or Barrow, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Barrow uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:


- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.


--------------------------------------------------------------------------------

Prospectus                             35                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

PREPAYMENT AND EXTENSION RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

SECURITIES SELECTION RISK
Securities selected by the Manager or Barrow for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------
The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Fund's performance includes the effects of a favorable accounting adjustment which occurred during the processing of a large shareholder redemption on July 6, 2000. In the absence of this adjustment, the Fund's performance would have been less than depicted. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


98..........................................................   8.57%
99..........................................................  -2.15%
00..........................................................  12.36%
01..........................................................   8.13%
02..........................................................   8.35%
03..........................................................   3.51%
04..........................................................



Highest Quarterly Return:                 4.69%
  (1/1/98 through 12/31/04)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -1.26%
  (1/1/98 through 12/31/04)         (2nd Quarter 1999)



                            AVERAGE ANNUAL TOTAL RETURN
                        ------------------------------------
                                   AS OF 12/31/04
                        ------------------------------------
                                             SINCE INCEPTION
                        1 YEAR    5 YEARS       (9/15/97)
                        ------    -------    ---------------
RETURN BEFORE TAXES     X.XX%      X.XX%          X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS         X.XX%      X.XX%          X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND
  SALE OF FUND SHARES   X.XX%      X.XX%          X.XX%
------------------------------------------------------------
Lehman Bros. Aggregate
  Index(2)              X.XX%      X.XX%          X.XX%(1)
Lipper Intermediate
  Investment Grade
  Index                 X.XX%      X.XX%          X.XX%


(1) The Since Inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

About the Funds                        36                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.25%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             37                        About the Funds

AMERICAN BEACON


SHORT-TERM BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------


The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.


Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

SECURITIES SELECTION RISK
Securities selected by the Manager for the Fund may not perform to expectations. This could result in the Fund's


--------------------------------------------------------------------------------

About the Funds                        38                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

underperformance compared to other funds with similar investment objectives. INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Short Investment Grade Bond Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


95..........................................................   9.90%
96..........................................................   3.76%
97..........................................................   6.71%
98..........................................................   5.30%
99..........................................................   2.92%
00..........................................................   7.70%
01..........................................................   8.32%
02..........................................................   4.81%
03..........................................................   3.14%
04..........................................................



Highest Quarterly Return:                 3.33%
  (1/1/95 through 12/31/04)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -0.63%
  (1/1/95 through 12/31/04)         (1st Quarter 1996)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/04
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            X.XX%      X.XX%      X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                X.XX%      X.XX%      X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  X.XX%      X.XX%      X.XX%
------------------------------------------------------------
Merrill Lynch 1-3 Yr
  Gov./Corp. Index(1)          X.XX%      X.XX%      X.XX%
Lipper Short Investment Grade
  Bond Funds Index             X.XX%      X.XX%      X.XX%


(1) The Merrill Lynch 1-3 Year Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.25%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====




--------------------------------------------------------------------------------

Prospectus                             39                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR...................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        40                             Prospectus

AMERICAN BEACON


TREASURY INFLATION PROTECTED SECURITIES FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Inflation protection and income.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in inflation-indexed debt securities issued by the U.S. Treasury Department and backed by the full faith and credit of the U.S. Government. Up to 20% of the Fund's assets may be invested in inflation-indexed debt securities issued by U.S. Government agencies or instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government), foreign governments, their agencies or instrumentalities, or U.S. and foreign corporations, as well as fixed income securities that are not indexed to inflation.


Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted in order to provide a total return exceeding inflation over the long term. Each inflation-indexed security is tied to a particular inflation index, such as the Consumer Price Index in the U.S. or a comparable measure of inflation in a foreign country. As changes occur in the inflation rate, as represented by the designated index, the value of the security's principal is adjusted by the same proportion. Interest payments are calculated by multiplying the security's fixed coupon rate determined at issuance by the adjusted principal and dividing by the number of interest payments per year.

The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisers:

  Brown Brothers Harriman & Co. ("BBH")

  NISA Investment Advisors, LLC ("NISA")

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as other securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.).

BBH employs a fundamental, bottom-up investment strategy coupled with clearly defined risk parameters designed to capture inefficiencies in the inflation-indexed securities market. NISA's investment process combines strategic (top-down) and tactical (bottom-up) analysis to determine a strategy whose goal is to outperform the Fund's benchmark. The sub-advisers may use derivative instruments, such as futures contracts, options and swap agreements as a hedge against interest rate or foreign currency fluctuations.

Under normal circumstances, the Fund's dollar-weighted average maturity is expected to be between five and twenty years. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations that are not inflation-indexed. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. Although the inflation-indexed securities held by the Fund are protected against loss in principal value due to inflation, their prices will be affected by fluctuations in real interest rates. The price of a fixed income security is also affected by its maturity. Securities with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
Securities issued directly by the U.S. Government are backed by the full faith and credit of the U.S. Government. However, securities issued by U.S. Government agencies and instrumentalities are not necessarily subject to the same guarantee. The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

INCOME RISK
Because the interest and/or principal payments on an inflation-indexed security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. To achieve a total return greater than the rate of inflation over the long term, the portion of the Fund's distributions attributable to inflation adjustments must be reinvested in additional Fund shares.


--------------------------------------------------------------------------------

Prospectus                             41                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

DEFLATION RISK
In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result, the Fund may suffer a loss during periods of sustained deflation.

DERIVATIVES RISK
The use of derivative instruments requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

FOREIGN INVESTING RISK
The Fund may invest a portion of its assets in securities issued by foreign governments or foreign corporations. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Performance
-----------


Since the Fund began offering its shares on June 30, 2004, it does not have long-term performance history. Therefore, the Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns.



Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Inflation Protected Securities Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX(1)
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====


(1) Other Expenses are based on estimates for the current fiscal year.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        42                             Prospectus

AMERICAN BEACON


MONEY MARKET FUND(R)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------


The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the Master Trust.


The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:


- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase.

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.


The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.


Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.


- Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.


- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.


- The yield paid by the Fund may be affected by the Manager's decisions regarding the Fund's average dollar-weighted maturity. If the Manager sets the Fund's maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund's yield could be less than other money market funds.


Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.



--------------------------------------------------------------------------------

Prospectus                             43                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


95..........................................................  6.04%
96..........................................................  5.50%
97..........................................................  5.64%
98..........................................................  5.56%
99..........................................................  5.18%
00..........................................................  6.45%
01..........................................................  4.15%
02..........................................................  1.67%
03..........................................................  0.97%
04..........................................................



Highest Quarterly Return:                   1.65%
  (1/1/95 through 12/31/04)       (3rd & 4th Quarter 2000)
Lowest Quarterly Return:                    0.21%
  (1/1/95 through 12/31/04)          (3rd Quarter 2003)



 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/04
-----------------------------
1 YEAR    5 YEARS    10 YEARS
------    -------    --------
X.XX%      X.XX%      X.XX%




Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.10%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====



(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the Master Trust.



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................   $XX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.



Financial Highlights
--------------------


The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund's financial highlights were audited by Ernst & Young LLP, independent auditors. The report of Ernst & Young LLP, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.



--------------------------------------------------------------------------------

About the Funds                        44                             Prospectus

Historical Performance of Accounts
Similar to the Mid-Cap Value Fund
-----------------------------------

The performance shown below consists of the Barrow, Hanley, Mewhinney & Strauss Mid Cap Value Composite (the "Barrow Composite") and the Pzena Mid Cap Value Service Composite (the "Pzena Composite"), which are composites of accounts managed by Barrow and Pzena, respectively, that have investment objectives, policies and strategies substantially similar to those of the Mid-Cap Value Fund. The performance of the composites has been calculated using a time-weighted rate of return and is shown net of all fees and expenses. Applying the Mid-Cap Value Fund's expense structure to the composites would have lowered the performance results shown. Certain restrictions imposed by law on registered investment companies, such as the Mid-Cap Value Fund, are not applicable to the private accounts included in the composites and may have adversely affected the performance of the composites had they been applicable. THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE MID-CAP VALUE FUND. NEITHER THE BAR CHARTS NOR THE TABLES THAT FOLLOW ARE INTENDED TO INDICATE HOW THE MID-CAP VALUE FUND WILL PERFORM IN THE FUTURE.

                          (BARROW COMPOSITE BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


00..........................................................    18.18%
01..........................................................    15.61%
02..........................................................   -10.17%
03..........................................................    35.43%
04..........................................................



Highest Quarterly Return:                  19.13%
  (1/1/00 through 12/31/04)          (2nd Quarter 2003)
Lowest Quarterly Return:                   -18.58%
  (1/1/00 through 12/31/04)          (3rd Quarter 2002)


                          (PZENA COMPOSITE BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


99..........................................................    -0.54%
00..........................................................    36.79%
01..........................................................    18.03%
02..........................................................    -9.30%
03..........................................................    41.58%
04..........................................................



Highest Quarterly Return:                  23.68%
  (1/1/99 through 12/31/04)          (2nd Quarter 1999)
Lowest Quarterly Return:                   -20.93%
  (1/1/99 through 12/31/04)          (3rd Quarter 2002)



                                AVERAGE ANNUAL TOTAL RETURN
                           --------------------------------------
                                       AS OF 12/31/04
                           --------------------------------------
                           1 YEAR    5 YEARS   SINCE INCEPTION(1)
                           -------   -------   ------------------
BARROW COMPOSITE            X.XX%     X.XX%           X.XX%
PZENA COMPOSITE             X.XX%     X.XX%           X.XX%
-----------------------------------------------------------------
Russell Midcap(TM) Value
 Index(2)                   X.XX%     X.XX%           X.XX%
                                                      X.XX%
Lipper Mid-Cap Value
 Funds Index(3)             X.XX%     X.XX%           X.XX%
                                                      X.XX%


(1) The inception dates of the Barrow and Pzena Composites are 3/31/99 and 9/1/98, respectively. The Since Inception returns for the indices are from 3/31/99 and 8/31/98, respectively.

(2) The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with below-average price-to-book ratios and below-average forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index. Russell Midcap Value Index is a trademark and Russell 1000 Index is a service mark of the Frank Russell Company.

(3) The Lipper Mid-Cap Value Funds Index is a composite of mutual funds with the same investment objective as the Mid-Cap Value Fund.



--------------------------------------------------------------------------------

Prospectus                             45                        About the Funds

The Manager
-----------


The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. Prior to March 1, 2005, the Manager's name was AMR Investment Services, Inc. As of December 31, 2004, the Manager had approximately $XX billion of assets under management, including approximately $XX billion under active management and $XX billion as named fiduciary or financial adviser. Approximately $XX billion of the Manager's total assets under management were related to AMR Corporation.


The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager


- develops the investment programs for each Fund,

- selects and changes sub-advisers and master portfolios, where applicable (subject to requisite approvals),

- allocates assets among sub-advisers,

- monitors the sub-advisers' and master portfolio advisers' investment programs and results,

- coordinates the investment activities of the sub-advisers to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

- with the exception of the Emerging Markets, International Equity, High Yield Bond, S&P 500 Index, Small Cap Index, International Equity Index, and Treasury Inflation Protected Securities Funds, invests the portion of Fund assets that the sub-advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:


- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,

- 0.25% of the net assets of the Short-Term Bond Fund, plus

- 0.10% of the net assets of all other Funds, except the Index Funds.

The Manager receives a fee of 0.10% of the net assets of the Balanced Fund (as noted above) plus a fee of 0.15% of the Fund's net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Large Cap Growth, Mid-Cap Value, Small Cap Value, International Equity, Emerging Markets, High Yield Bond, Intermediate Bond and Treasury Inflation Protected Securities Funds pay the Manager the amounts due to their respective sub-advisers. The Manager then remits these amounts to the sub-advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


The management fees paid by the Funds for the fiscal year ended October 31, 2004, net of reimbursements and shown as a percentage of average net assets, were as follows:



                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Balanced.............................    X.XX%
Large Cap Value......................    X.XX%
Large Cap Growth.....................    X.XX%
Small Cap Value......................    X.XX%
International Equity.................    X.XX%
Emerging Markets.....................    X.XX%
High Yield Bond......................    X.XX%
Intermediate Bond....................    X.XX%
Short-Term Bond......................    X.XX%



The Mid-Cap Value and Treasury Inflation Protected Securities Funds began operations on June 30, 2004. The combined management fees for the Manager and the sub-advisers to the Mid-Cap Value Fund, as a percentage of net assets, are 0.725% on the first $50 million, 0.625% on the next $50 million, 0.550% on the next $200 million, and 0.500% on assets over $300 million. The combined management fees for the Manager and the sub-advisers to the Treasury Inflation Protected Securities Fund, as a percentage of net assets, are 0.220% on the first $50 million, 0.210% on the next $50 million, 0.175% on the next $400 million, and 0.150% on assets over $500 million.



The management fees paid by the Money Market Fund for the fiscal year ended December 31, 2004, net of reimbursements, were 0.10% of average net assets.



William F. Quinn and Nancy A. Eckl are the leaders of the Manager's portfolio management team that has joint responsibility for the day-to-day management of the Funds, except for the Short-Term Bond and Money Market Funds. Mr. Quinn and Ms. Eckl are responsible for developing each Fund's investment program and recommending sub-advisers to the Funds' Board of Trustees. In addition, Ms. Eckl, in conjunction with the team members listed below, oversees the sub-advisers, reviews each sub-adviser's performance and allocates the




--------------------------------------------------------------------------------

About the Funds                        46                             Prospectus

Funds' assets among the sub-advisers and the Manager, as applicable.



FUNDS UNDER MANAGEMENT         TEAM MEMBERS
----------------------         ------------
Balanced, Large Cap Value,
  Mid-Cap Value, Small Cap
  Value, Intermediate Bond...  Adriana R. Posada
Large Cap Growth, S&P 500
  Index, Small Cap Index,
  International Equity
  Index......................  Cynthia Thatcher
International Equity,
  Emerging Markets, High
  Yield
  Bond, Treasury Inflation     Kirk L. Brown
  Protected Securities.......  Jeremy W. Merchant



Mr. Quinn is President of the Manager and has served on the portfolio management team since the inception of the Funds in 1987. Ms. Eckl has served on the portfolio management team since becoming Vice President of Trust Investments for the Manager in May 1995. Ms. Posada became Manager of Trust Investments and a member of the team in October 1998. Ms. Thatcher is Manager of Trust Investments and became a member of the team upon joining the Manager as Trust Analyst in
          . Mr. Brown is Manager of International and Private Investments, and he has served on the portfolio management team since February 1994. Mr. Merchant is Senior Trust Analyst and has served on the portfolio management team since July 2002. Mr. Merchant joined the Manager in March 2000 and had responsibility for client relations and sales support prior to becoming a member of the portfolio management team. The Funds' Statement of Additional Information ("SAI") provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Funds they manage and their compensation.



Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond and Money Market Funds and a portion of the fixed income assets of the Balanced and Intermediate Bond Funds. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President of Fixed Income Investments. As the leader of the team, Mr. Fields determines the overall strategy for each Fund under his management. In addition to Mr. Fields, the team responsible for the portfolio management of the Balanced, Intermediate Bond and Short-Term Bond Funds includes Patrick A. Sporl and Gyeong Kim. Mr. Sporl has served as the Senior Portfolio Manager to the Balanced Fund since September 2001 and to the Intermediate Bond and Short-Term Bond Funds since January 1999. He is primarily responsible for implementing the strategy outlined by Mr. Fields by determining the Funds' holdings and characteristics. Ms. Kim has served as Portfolio Manager to the Balanced Fund, Intermediate Bond and Short-Term Bond Funds since November 2002. Prior to becoming a Portfolio Manager, Ms. Kim had been the Manager of Credit Research and Analysis for the Manager since June 1998. She has responsibility for credit and relative value analysis of corporate bonds. The Funds' SAI provides additional information about Mr. Fields, Mr. Sporl, and Ms. Kim, including other accounts they manage, their ownership in the Funds they manage and their compensation.


SSgA and Fund Asset Management
------------------------------


The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio (the "State Street Portfolio"), which is managed by SSgA. SSgA is located at One Lincoln Street, Boston, Massachusetts 02111. As of November 30, 2004, SSgA managed approximately $XX billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $XX trillion in assets. SSgA serves as investment adviser, and State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent to the State Street Portfolio. As compensation for SSgA's services as investment adviser and State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the State Street Portfolio, including ordinary audit and legal expenses), State Street receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the State Street Portfolio. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.] The Funds' SAI provides additional information about [the portfolio managers], including other accounts they manage, their ownership in the Portfolio and their compensation.



The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust") with similar names and identical investment objectives. The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership, the partners of which are Merrill Lynch & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. Assets under management as of January 31, 2005 were approximately $XXX billion. FAM serves as investment adviser and administrator to the Index Trust. As compensation for providing investment advisory services (and for assuming ordinary operating expenses), FAM receives an annualized fee of 0.08% of the average daily net assets of the Master Small Cap Index Series and 0.01% of the average daily net assets of the International Index Series. However, FAM has contractually agreed to waive the fee for the Master Small Cap Index Series down to 0.01%, as long as the administrative fee of the Merrill Lynch Fund, which also invests in the Master Small Cap Index Series, is maintained at 0.29%. The Master Small Cap Index Series and the Master International Index Series are managed by the Merrill Lynch Investment Managers Index Management Team. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.] The Funds' SAI provides additional information about [the portfolio managers], including other accounts they manage, their ownership in



--------------------------------------------------------------------------------

Prospectus                             47                        About the Funds
the Master International Index Series and their compensation. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.] The Funds' SAI provides additional information about [the portfolio managers], including other accounts they manage, their ownership in the Master Small Cap Index Series and their compensation.


The Sub-Advisers
----------------


The Manager is the sole investment adviser to the Money Market Fund and the Short-Term Bond Fund. Except for these Funds, each Fund's assets are allocated among one or more sub-advisers by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another sub-adviser. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other sub-advisers. Each sub-adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisers without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board") and for those Funds that invest their assets in the Master Trust, approval of the Master Trust Board. The Prospectus will be supplemented if additional sub-advisers are retained or the contract with any existing sub-adviser is terminated.



Set forth below is a brief description of each sub-adviser and the portfolio managers with primary responsibility for the management of the Funds. The Funds' SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds they manage and their compensation.



BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2004, Barrow had discretionary investment management authority with respect to approximately $XX billion of assets, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as a sub-adviser to the Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, Intermediate Bond, and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2004, Brandywine had assets under management totaling approximately $XX billion, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as a sub-adviser to the Balanced, Large Cap Value and Small Cap Value Funds. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



BROWN BROTHERS HARRIMAN & CO. ("BBH"), 140 Broadway, New York, New York 10005, is a privately held bank established in 1818. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. As of December 31, 2004, BBH managed approximately $XX billion in assets, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. BBH serves as a sub-adviser to the Treasury Inflation Protected Securities Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is a professional international and global equity asset management firm. Causeway began operations in June 2001 and was founded by the key international value equity management personnel at the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P., a former sub-adviser to the International Equity Fund. As of December 31, 2004, Causeway had approximately $XX billion in assets under management, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as a sub-adviser to the International Equity Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



GOLDMAN SACHS ASSET MANAGEMENT, L.P. ("GSAM"), 32 Old Slip, New York, New York 10005, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. ('Goldman Sachs'). As of December 31, 2004, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $XXX billion, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. GSAM serves as a sub-adviser to the Large Cap Growth Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-adviser to the Funds. As of December 31, 2004, Hotchkis had approximately $XX billion in assets under management, including approximately $XXX million of assets of AMR Corporation and its subsidiaries and affiliated entities.



--------------------------------------------------------------------------------

About the Funds                        48                             Prospectus

Hotchkis serves as a sub-adviser to the Balanced, Large Cap Value and Small Cap Value Funds. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. MORGAN"), 522 Fifth Avenue, New York, New York 10036, is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. As of December 31, 2004, J.P. Morgan and its affiliates had approximately $XXX billion in assets under management, including over $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. J.P. Morgan serves as a sub-adviser to the Large Cap Growth Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



LAZARD ASSET MANAGEMENT LLC ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment adviser, is a subsidiary of Lazard Freres & Co. LLC, a registered broker-dealer. Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $XX billion as of December 31, 2004, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as a sub-adviser to the International Equity Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("METWEST CAPITAL"), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is a professional investment counseling firm founded in 1997. The firm is majority owned by its key professionals and minority owned by Metropolitan West Financial, LLC. As of December 31, 2004, MetWest Capital had approximately $XX billion of assets under management, which included approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest Capital serves as a sub-adviser to the Large Cap Value Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM INC."), 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated institutional asset management companies, managed assets of approximately $XXX billion, including approximately $XXX million of assets of AMR Corporation and its subsidiaries and affiliated entities. MSIM Inc. serves as a sub-adviser to the Emerging Markets Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



NISA INVESTMENT ADVISORS, LLC ("NISA"), 150 N. Meramec Avenue, Suite 640, St. Louis, Missouri 63105, is an employee-owned investment advisory firm that began managing assets in 1994. As of December 31, 2004, NISA had assets of approximately $XX billion under management, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. NISA serves as a sub-adviser to the Treasury Inflation Protected Securities Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



POST ADVISORY GROUP, LLC ("POST"), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a high yield fixed income management firm and the successor advisory entity of Post Advisory Group, Inc., initially founded by Lawrence Post in April 1992. Post is majority owned by Principal Global Investors, LLC. As of December 31, 2004, Post had assets under management totaling approximately $XX billion, including approximately $XXX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Post serves as sub-adviser to the High Yield Bond Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



PZENA INVESTMENT MANAGEMENT, LLC ("PZENA"), 120 West 45th Street, 34th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of December 31, 2004, Pzena had assets of approximately $XX billion under management, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Pzena serves as a sub-adviser to the Mid-Cap Value Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $XXX billion in assets under management as of December 31, 2004. Of this amount, approximately $XX billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-adviser to the International Equity Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2004 were $XX billion, including approxi-



--------------------------------------------------------------------------------

Prospectus                             49                        About the Funds
mately $XXX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The Boston Company serves as a sub-adviser to the Emerging Markets, International Equity and Small Cap Value Funds. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



All other assets of AMR Corporation and its affiliates under management by each respective sub-adviser (except assets managed by Barrow and NISA under the HALO Bond Program) are considered when calculating the fees for each sub-adviser. Including these assets lowers the investment advisory fees for each applicable Fund.



Valuation of Shares
-------------------


The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Money Market Fund are valued in accordance with the amortized cost method, which is designed to enable that Fund to maintain a stable NAV of $1.00 per share. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.



Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund's or Portfolio's applicable Board of Trustees, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security's trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security's true market value. In addition, if a significant event, as determined by the Manager, that may affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of the Fund's NAV, fair value pricing would be used on the affected security or securities. Fair value pricing may be used by any of the Funds, but certain Funds are more likely to hold securities requiring fair value pricing. The Emerging Markets Fund, International Equity Fund and Master International Index Series often fair value securities as a result of significant events occurring after the close of the foreign markets in which these Funds invest. In addition, the High Yield Bond Fund may invest in illiquid securities requiring fair value pricing.



Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds' fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Funds' fair valuation procedures.


The NAV of Institutional Class shares will be determined based on a pro rata allocation of the Fund's or Portfolio's (as applicable) investment income, expenses and total capital gains and losses. Except for the Money Market Fund, each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. The NAV per share for the Money Market Fund is typically determined as of 5:00 p.m. Eastern Time, on each day on which the Exchange is open for business. On days when the financial markets in which the Money Market Fund invests close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Money Market Fund is also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, the Money Market Fund, at its discretion, may designate other days as a business day on which it will accept purchases and redemptions (but typically not exchanges between the Money Market Fund and another American AAdvantage Fund). Because the International Equity, Emerging Markets, and International Equity Index Funds (the "International Funds") invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of the International Funds may change on days when shareholders will not be able to purchase or redeem the International Funds' shares.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------


Purchase and Redemption of Shares
---------------------------------


Eligibility
-----------

Institutional Class shares are offered without a sales charge to investors who make an initial investment of at least $2 million, including:


- agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

- endowment funds and charitable foundations;

- employee welfare plans that are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended ("Code");

- qualified pension and profit sharing plans;



--------------------------------------------------------------------------------

About Your Investment                  50                             Prospectus

- cash and deferred arrangements under Section 401(k) of the Code;

- corporations; and

- other investors who make an initial investment of at least $2 million.

The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.


Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by:


- calling (800) 967-9009, or

- visiting the Funds' website at www.aafunds.com and downloading an account application.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and Social Security numbers for persons authorized to provide instructions on the account. The Funds are required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and


         Mail to:             or Fax to:
  American Beacon Funds     (817) 931-8803
4151 Amon Carter Blvd. MD
           2450
   Fort Worth, TX 76155




Purchase Policies
-----------------

Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for business. In addition, the Money Market Fund may, at its discretion, accept orders on days when the Exchange is closed. Shares of the Money Market Fund are not offered and orders are not accepted on Columbus Day and Veterans Day.

                             PURCHASE ORDER DEADLINE
FUND                             (EASTERN TIME)
----                         -----------------------
Money Market                         5:00 p.m.*
All other Funds                      4:00 p.m.**

    *or such other time as may be designated by the Fund
   **or the close of the Exchange (whichever comes first)


If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks, money orders, cashier's checks, official checks, or third party checks. No sales charges are assessed on the purchase or sale of Fund shares.



Redemption Policies
-------------------

Shares of any Fund may be redeemed by telephone, via the Funds' web site, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order, minus a redemption fee, if applicable. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by the deadlines listed below or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call (800) 658-5811.


                         REDEMPTION REQUEST DEADLINE
                               (EASTERN TIME)
                         ---------------------------
Money Market                       3:00 p.m.*
All other Funds                    4:00 p.m.**

    *Wire proceeds from requests received by this time are generally transmitted to shareholders on the same day.
   **Wire proceeds from requests received by this time are generally transmitted to shareholders on the next day the Funds are open for business.

In any event, proceeds from a redemption order for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.


A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund or Emerging Markets Fund that you have owned for less than 30 days or 90 days, respectively. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in and out of the Fund. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purposes of assessing the redemption fee. The redemption fee is not imposed on shares acquired through the reinvestment of distributions or shares redeemed through pre-authorized automatic redemption plans. In addition, the redemption fee may not apply to arrangements through financial intermediaries. The redemption fee will be imposed on shares held in retirement plans to the extent that plan intermediaries are able to charge the fee to plan participants for credit to the applicable Fund. See the section titled Market Timing for additional information.



--------------------------------------------------------------------------------

Prospectus                             51                  About Your Investment

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund or its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.



Exchange Policies

-----------------


Shares of the Institutional Class of any Fund may be exchanged for shares of the Institutional Class of another Fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled Purchase Policies and Redemption Policies for additional limitations that apply to purchases and redemptions. To exchange out of a Fund and into another, a shareholder must have owned shares of the redeeming Fund for at least 15 days. The minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in states in which they can be legally sold. The Funds will not accept more than one exchange in and out of any Fund (except for the Money Market Fund) within any three-month period. The Funds reserve the right to terminate the exchange privilege of any shareholder who violates the limit on exchanges. In addition, the Funds may reject an exchange order or terminate the exchange privilege of a shareholder, if the Manager determines that the shareholder is investing in a Fund to profit in day-to-day fluctuations of the Fund's NAV, also known as market timing, regardless of whether the shareholder violated the Funds' stated policy on the frequency of exchanges. See the section titled Market Timing for additional information on the Funds' policies to deter market timing.



HOW TO PURCHASE SHARES
By Wire
If your account has been established, you may call (800)
658-5811 or visit www.aafunds.com (select "My Account") to purchase shares by wire. Send a bank wire to State Street
Bank and Trust Co. with these instructions:
- ABA# 0110-0002-8; AC-9905-342-3,
- Attn: American Beacon Funds-Institutional Class,
- the Fund name and Fund number, and
- shareholder's account number and registration.
By Check
- Make check payable to American Beacon Funds.
- Include the shareholder's account number, Fund name and Fund number on the check.
- Mail the check to:
  American Beacon Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
By Exchange
Send a written request to the address above, visit www.aafunds.com or call (800) 658-5811 to exchange shares.




--------------------------------------------------------------------------------

About Your Investment                  52                             Prospectus

HOW TO REDEEM SHARES
By Telephone

- Call (800) 658-5811 to request a redemption.
- Proceeds from redemptions placed by telephone will generally be transmitted by wire only, as instructed on the application form.
By Mail

Write a letter of instruction including:
- the Fund name and Fund number,
- shareholder account number,
- shares or dollar amount to be redeemed, and
- authorized signature(s) of all persons required to sign for the account.
  Mail to:
  American Beacon Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
- Other supporting documents may be required for estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans. Call (800)
  658-5811 for instructions.
- Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.
A STAMP2000 Medallion Imprint signature guarantee is required for redemption orders:
- with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
- for an account requesting payment by check whose address has changed within the last 30 days.
By Exchange

Send a written request to the address above, visit www.aafunds.com or call (800) 658-5811 to exchange shares.

Via "My Account" on www.aafunds.com

If you have established bank instructions for your account, you may request a redemption by selecting "My Account" on www.aafunds.com. To establish bank instructions, please call
(800) 658-5811.




General Policies
----------------

If a shareholder's account balance in any Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,


- modify or terminate the exchange privilege at any time, and


- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries. Thus, an order to purchase or sell Fund shares will be priced at the Fund's next determined NAV after receipt by the financial intermediary.



Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.



Market Timing

-------------


Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund's NAV is known as market timing. Market timing by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and (iii) interference with the portfolio manager's ability to execute efficient investment strategies. The Funds'



--------------------------------------------------------------------------------

Prospectus                             53                  About Your Investment

Board of Trustees has adopted policies and procedures intended to discourage market timing. These policies include a redemption fee imposed on the Emerging Markets and International Equity Funds, which is described in the Redemption Policies section. In addition, the Funds have established limitations on exchanges between Funds, which are described in the Exchange Policies section. In general, the Funds reserve the right to reject any order, terminate the exchange privilege or liquidate the account of any shareholder that the Manager determines has engaged in market timing.



Certain third parties that offer Fund shares have informed the Funds that they are unable to enforce the Fund's policies to discourage market timing. In addition, certain third parties do not provide information to the Funds regarding the activity of the underlying shareholders in omnibus accounts. Therefore, the Funds do not have the information necessary to detect market timing by those underlying shareholders. In some cases, third parties that offer Fund shares may provide exemptions from the Funds' market timing policies, or they may have even stricter policies to deter market timing. For more information, please contact the financial institution through which you invest in the Funds.


Distributions and Taxes
-----------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month.

Distributions are paid as follows:

                                                    OTHER
                                                DISTRIBUTIONS
FUND                        DIVIDENDS PAID          PAID
----                        --------------      -------------
Balanced                       Annually           Annually
Large Cap Value                Annually           Annually
Large Cap Growth               Annually           Annually
Mid-Cap Value                  Annually           Annually
Small Cap Value                Annually           Annually
International Equity           Annually           Annually
Emerging Markets               Annually           Annually
S&P 500 Index            April, July, October     Annually
                             and December
Small Cap Index                Annually           Annually
International Equity
  Index                        Annually           Annually
High Yield Bond                Monthly            Annually
Intermediate Bond              Monthly            Annually
Short-Term Bond                Monthly            Annually
Treasury Inflation
  Protected Securities         Monthly            Annually
Money Market                   Monthly            Monthly

Usually, dividends received from a Fund are taxable as ordinary income, regardless of whether dividends are reinvested. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations may be exempt from state and local income taxes. Distributions by a Fund of realized net short-term capital gains and gains from certain foreign currency transactions are similarly taxed as ordinary income. Distributions by the Funds of realized net long-term capital gains are taxable to their shareholders as long-term capital gains regardless of how long an investor has been a shareholder.

Some foreign countries may impose taxes on dividends paid to and gains realized by the International Funds. An International Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.

A portion of the dividends paid by the Balanced Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Mid-Cap Value Fund, the Small Cap Value Fund, the S&P 500 Index Fund, the Small Cap Index Fund, and the High Yield Bond Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion for any Fund may not exceed its aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax. An International Fund's dividends most likely will not qualify for the dividends-received deduction because none of the dividends it receives are expected to be paid by U.S. corporations.

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares (other than shares of the Money Market Fund). That gain or loss may be treated as a short-term or long-term gain, depending on how long the sold or exchanged shares were held.


This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisers regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.



ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
---------------------------

The Funds do not incur any direct distribution expenses related to Institutional Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the sub-advisers pursuant to their Investment Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the


--------------------------------------------------------------------------------

Additional Information                 54                             Prospectus
cost of your investment to increase over time and resulting in costs higher than other types of sales charges.


Master-Feeder Structure
-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        (MASTER-FEEDER STRUCTURE CHART)


Each Master-Feeder Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund, could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.



Prior to March 1, 2002, the Balanced, Large Cap Value, Small Cap Value, Emerging Markets, Intermediate Bond, and Short-Term Bond Funds invested all of their investable assets in a corresponding portfolio of the Master Trust with a similar name and identical investment objective. On March 1, 2002, the master-feeder structure of these Funds was discontinued, and each Fund now directly purchases securities for investment in accordance with its respective investment objective.




Portfolio Holdings

------------------


With the exception of the International Equity Index, S&P 500 Index and Small Cap Index Funds, a complete listing of each Fund's holdings is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months. To access a Fund's holdings information, click on Funds Info at www.aafunds.com and select Portfolio Holdings under the Fund's name.



Financial Highlights
--------------------


The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund's financial highlights were audited by Ernst & Young LLP, independent auditors. The report of Ernst & Young LLP, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.




--------------------------------------------------------------------------------

Prospectus                             55                 Additional Information

                                                                           BALANCED FUND-INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                               2003       2002      2001(D E G)     2000(B)        1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------     ------     -----------     --------     --------
Net asset value, beginning of period........................  $10.97     $12.07      $  12.27       $  13.01     $  14.56
                                                              ------     ------      --------       --------     --------
Income from investment operations:
   Net investment income(A C)...............................    0.30       0.11          0.51           0.58         0.50
   Net gains (losses) on securities (both realized and
     unrealized)(C).........................................    1.85      (0.69)        (0.03)         (0.03)       (0.39)
                                                              ------     ------      --------       --------     --------
Total income (loss) from investment operations..............    2.15      (0.58)         0.48           0.55         0.11
                                                              ------     ------      --------       --------     --------
Less distributions:
   Dividends from net investment income.....................   (0.13)     (0.44)        (0.68)         (0.51)       (0.49)
   Distributions from net realized gains on securities......      --      (0.08)           --          (0.78)       (1.17)
                                                              ------     ------      --------       --------     --------
Total distributions.........................................   (0.13)     (0.52)        (0.68)         (1.29)       (1.66)
                                                              ------     ------      --------       --------     --------
Net asset value, end of period..............................  $12.99     $10.97      $  12.07       $  12.27     $  13.01
                                                              ======     ======      ========       ========     ========
Total return................................................   19.77%     (5.14)%        4.07%          5.13%        0.53%
                                                              ======     ======      ========       ========     ========
Ratios and supplemental data:
   Net assets, end of period (in thousands).................  $9,041     $8,994      $157,775       $260,880     $139,519
   Ratios to average net assets (annualized):
       Expenses(C)..........................................    0.63%      0.62%         0.62%          0.61%        0.59%
       Net investment income(C).............................    2.74%      3.12%         3.56%          4.39%        3.55%
   Portfolio turnover rate(F)...............................      69%        84%          122%           121%          90%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) GSB Investment Management, Inc. was removed as an investment adviser to the Balanced Fund on March 1, 2000.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio through February 28, 2002.

(D) On September 7, 2001, AMR Investment Services, Inc. assumed management of the fixed income portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(E) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the equity portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(F) The American AAdvantage Balanced Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(G) Independence Investment LLC was removed as an investment adviser to the Balanced Fund on November 30, 2000.



--------------------------------------------------------------------------------

Additional Information                 56                             Prospectus

                                                            LARGE CAP VALUE FUND-INSTITUTIONAL CLASS
                                                    ---------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------
                                                     2003        2002       2001(B G)     2000(E)     1999(D)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:      -------     -------     ---------     -------     -------
Net asset value, beginning of period..............  $ 12.55     $14.51       $ 15.83      $18.69      $ 20.93
                                                    -------     -------      -------      ------      -------
Income from investment operations:
    Net investment income(A C)....................     0.20       0.27          0.28        0.47         0.38
    Net gains (losses) on securities (both
      realized and unrealized)(C).................     3.16      (1.76)        (0.61)       0.06         0.04
                                                    -------     -------      -------      ------      -------
Total income (loss) from investment operations....     3.36      (1.49)        (0.33)       0.53         0.42
                                                    -------     -------      -------      ------      -------
Less distributions:
    Dividends from net investment income..........    (0.29)     (0.30)        (0.50)      (0.34)       (0.40)
    Distributions from net realized gains on
      securities..................................       --      (0.17)        (0.49)      (3.05)       (2.26)
                                                    -------     -------      -------      ------      -------
Total distributions...............................    (0.29)     (0.47)        (0.99)      (3.39)       (2.66)
                                                    -------     -------      -------      ------      -------
Net asset value, end of period....................  $ 15.62     $12.55       $ 14.51      $15.83      $ 18.69
                                                    =======     =======      =======      ======      =======
Total return......................................    27.30%    (10.83)%       (2.21)%      4.81%        1.72%
                                                    =======     =======      =======      ======      =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)......  $23,512     $21,589      $10,081      $7,594      $45,039
    Ratios to average net assets (annualized):
        Expenses(C)...............................     0.66%      0.61%         0.64%       0.53%        0.59%
        Net investment income(C)..................     1.88%      1.82%         1.76%       3.71%        1.94%
    Portfolio turnover rate(F )...................       27%        34%           60%         58%          33%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Large Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio through February 28, 2002.

(D) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.

(E) GSB Investment Management, Inc. was removed as an investment adviser to the Large Cap Value Fund on March 1, 2000.

(F) The American AAdvantage Large Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(G) Metropolitan West Capital Management, LLC replaced Independence Investment LLC as an investment adviser to the Large Cap Value Fund on December 1, 2000.

                                                                LARGE CAP GROWTH FUND-INSTITUTIONAL CLASS
                                                              ----------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,         JULY 31 TO
                                                              -------------------------------    OCTOBER 31,
                                                               2003        2002        2001         2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------    -----------
Net asset value, beginning of period........................  $  4.53     $  5.66     $  9.54      $10.00
                                                              -------     -------     -------      ------
Income from investment operations:
    Net investment income (loss)(A).........................     0.02        0.03       (0.01)         --
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................     0.94       (1.16)      (3.86)      (0.46)
                                                              -------     -------     -------      ------
Total income (loss) from investment operations..............     0.96       (1.13)      (3.87)      (0.46)
                                                              -------     -------     -------      ------
Less distributions:
    Dividends from net investment income....................    (0.02)         --       (0.01)         --
                                                              -------     -------     -------      ------
Total distributions.........................................    (0.02)         --       (0.01)         --
                                                              -------     -------     -------      ------
Net asset value, end of period..............................  $  5.47     $  4.53     $  5.66      $ 9.54
                                                              =======     =======     =======      ======
Total return................................................    21.15%     (19.96)%    (40.62)%     (4.60)%(C)
                                                              =======     =======     =======      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $     1     $     1     $     1      $    1
    Ratios to average net assets (annualized)(A):
        Expenses............................................     0.87%       0.87%       0.99%       0.99%
        Net investment income (loss)........................     0.18%       0.06%      (0.26)%        --
        Decrease reflected in above expense ratio due to
          absorption of expenses by the Manager(A)..........       --          --        0.02%       0.29%
    Portfolio turnover rate(B)..............................      138%        135%         85%          9%(C)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Growth Portfolio through February 28, 2001.

(B) The American AAdvantage Large Cap Growth Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2001. Portfolio turnover rate through February 28, 2001 was that of the Portfolio.

(C) Not annualized.


--------------------------------------------------------------------------------

Prospectus                             57                 Additional Information

                                                                                SMALL CAP VALUE FUND-
                                                                                 INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------
                                                                                                           DECEMBER 31,
                                                                        YEAR ENDED OCTOBER 31,               1998 TO
                                                              ------------------------------------------   OCTOBER 31,
                                                              2003(D)      2002       2001(C)      2000        1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------     ------   ------------
Net asset value, beginning of period........................  $ 11.28     $ 11.69     $10.08      $ 9.07      $10.00
                                                              -------     -------     ------      ------      ------
Income from investment operations:
    Net investment income (loss)(A).........................    (0.01)      (0.01)      0.16        0.21        0.07
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................     5.24        0.47       1.81        1.01       (1.00)
                                                              -------     -------     ------      ------      ------
Total income (loss) from investment operations..............     5.23        0.46       1.97        1.22       (0.93)
                                                              -------     -------     ------      ------      ------
Less distributions:
    Dividends from net investment income....................    (0.02)      (0.11)     (0.19)      (0.04)         --
    Distributions from net realized gains on securities.....    (0.28)      (0.76)     (0.17)      (0.17)         --
                                                              -------     -------     ------      ------      ------
Total distributions.........................................    (0.30)      (0.87)     (0.36)      (0.21)         --
                                                              -------     -------     ------      ------      ------
Net asset value, end of period..............................  $ 16.21     $ 11.28     $11.69      $10.08      $ 9.07
                                                              =======     =======     ======      ======      ======
Total return................................................    47.45%       3.29%     20.16%      13.78%      (9.30)%(E)
                                                              =======     =======     ======      ======      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $89,579     $21,936     $2,364      $1,955      $2,117
    Ratios to average net assets (annualized):
        Expenses(A).........................................     0.89%       0.82%      0.89%       0.92%       0.96%
        Net investment income(A)............................     0.60%       0.81%      1.38%       1.62%       0.84%
        Decrease reflected in above expense ratio due to
          absorption of expenses by the Manager(A)..........       --          --         --        0.06%       1.23%
    Portfolio turnover rate(B)..............................       75%         81%        93%         63%         31%(E)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio through February 28, 2002.

(B) The American AAdvantage Small Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(C) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Small Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(D) Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment adviser to the Small Cap Value Fund on September 18, 2003.

(E) Not annualized.



--------------------------------------------------------------------------------

Additional Information                 58                             Prospectus

                                                                     INTERNATIONAL EQUITY FUND-INSTITUTIONAL CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                              2003(F)        2002       2001(E)        2000       1999(B)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------     --------     --------     --------     --------
Net asset value, beginning of period........................  $  12.10     $  13.77     $  17.95     $  19.36     $  16.93
                                                              --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income(AD)...............................      0.25         0.21         0.24         0.36         0.35
    Net gains (losses) on securities (both realized and
      unrealized)(D)........................................      3.47        (1.62)       (2.96)        0.18         2.92
                                                              --------     --------     --------     --------     --------
Total income (loss) from investment operations..............      3.72        (1.41)       (2.72)        0.54         3.27
                                                              --------     --------     --------     --------     --------
Less distributions:
    Dividends from net investment income....................     (0.36)       (0.26)       (0.22)       (0.31)       (0.35)
    Distributions from net realized gains on securities.....        --           --        (1.24)       (1.64)       (0.49)
                                                              --------     --------     --------     --------     --------
Total distributions.........................................     (0.36)       (0.26)       (1.46)       (1.95)       (0.84)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................  $  15.46     $  12.10     $  13.77     $  17.95     $  19.36
                                                              ========     ========     ========     ========     ========
Total return................................................     31.61%      (10.51)%     (16.54)%       2.36%       19.98%
                                                              ========     ========     ========     ========     ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $722,333     $537,476     $519,151     $587,869     $601,923
    Ratios to average net assets (annualized):
        Expenses(D).........................................      0.79%        0.75%        0.78%        0.72%        0.64%
        Net investment income(D)............................      1.97%        1.56%        1.54%        1.64%        2.00%
    Portfolio turnover rate(C)..............................        44%          43%          36%          45%          63%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Morgan Stanley Asset Management, Inc. was replaced by Lazard Asset Management and Independence Investment LLC. as investment adviser to the International Equity Fund on March 1, 1999,

(C) The American AAdvantage International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.

(E) Causeway Capital Management LLC replaced Merrill Lynch Investment Managers, L.P. as investment adviser to the International Equity Fund on August 31, 2001.

(F) Independence Investment LLC was removed as an investment adviser to the International Equity Fund on October 24, 2003.

                                                                 EMERGING MARKETS FUND-INSTITUTIONAL CLASS
                                                              -----------------------------------------------
                                                                   YEAR ENDED OCTOBER 31,         JULY 31, TO
                                                              --------------------------------    OCTOBER 31,
                                                               2003        2002         2001         2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------      -------      -------    -----------
Net asset value, beginning of period........................  $ 7.20      $  6.64      $  8.17      $ 10.00
                                                              ------      -------      -------      -------
Income from investment operations:
    Net investment income(A)................................    0.04         0.09         0.11           --
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................    3.43         0.56        (1.62)       (1.83)
                                                              ------      -------      -------      -------
Total income (loss) from investment operations..............    3.47         0.65        (1.51)       (1.83)
                                                              ------      -------      -------      -------
Less distributions:
    Dividends from net investment income....................   (0.05)       (0.09)       (0.01)          --
    Distributions from net realized gains on securities.....      --           --        (0.01)          --
                                                              ------      -------      -------      -------
Total distributions.........................................   (0.05)       (0.09)       (0.02)          --
                                                              ------      -------      -------      -------
Net asset value, end of period..............................  $10.62      $  7.20      $  6.64      $  8.17
                                                              ======      =======      =======      =======
Total return................................................   48.45%        9.80%      (18.52)%     (18.30)%(C)
                                                              ======      =======      =======      =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $3,557      $ 1,769      $ 1,495      $     1
    Ratios to average net assets (annualized):
        Expenses(A).........................................    1.76%        1.51%        1.43%        1.87%
        Net investment income (loss)(A).....................    0.62%        1.11%        2.07%       (0.47)%
    Portfolio turnover rate(B)..............................      80%          94%          95%          23%(C)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Emerging Markets Portfolio through February 28, 2002.

(B) The American AAdvantage Emerging Markets Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(C) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             59                 Additional Information

                                                                         S&P 500 INDEX FUND-INSTITUTIONAL CLASS
                                                              ------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                                2003        2002          2001        2000(B)       1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------      --------      --------    --------
Net asset value, beginning of period........................  $  11.96    $  15.62      $  17.99      $  20.05    $  16.78
                                                              --------    --------      --------      --------    --------
Income from investment operations(A):
    Net investment income...................................      0.21        0.20          0.20          0.23        0.19
    Net gains (losses) on securities (both realized and
      unrealized)...........................................      3.14       (3.66)        (2.38)        (2.05)       3.27
                                                              --------    --------      --------      --------    --------
Total from investment operations............................      3.35       (3.46)        (2.18)        (1.82)       3.46
                                                              --------    --------      --------      --------    --------
Less distributions:
    Dividends from net investment income....................     (0.21)      (0.20)        (0.19)(C)     (0.24)(C)    (0.19)
                                                              --------    --------      --------      --------    --------
Total distributions.........................................     (0.21)      (0.20)        (0.19)        (0.24)      (0.19)
                                                              --------    --------      --------      --------    --------
Net asset value, end of period..............................  $  15.10    $  11.96      $  15.62      $  17.99    $  20.05
                                                              ========    ========      ========      ========    ========
Total return................................................     28.26%     (22.27)%      (12.12)%       (9.15)%     20.70%
                                                              ========    ========      ========      ========    ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $245,251    $195,368      $254,289      $321,805    $568,645
    Ratios to average net assets (annualized)(A):
        Net investment income...............................      1.63%       1.47%         1.22%         1.09%       1.28%
        Expenses............................................      0.14%       0.14%         0.15%         0.16%       0.17%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000 and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

                                                                SMALL CAP INDEX FUND-INSTITUTIONAL CLASS
                                                              --------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,       JULY 31 TO
                                                              -----------------------------   DECEMBER 31,
                                                               2003       2002       2001         2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    -------    -------   ------------
Net asset value, beginning of period........................  $  7.70    $  9.79    $  9.69      $10.00
                                                              -------    -------    -------      ------
Income from investment operations(A):
    Net investment income...................................     0.04       0.11       0.09        0.05
    Net gains (losses) on securities (both realized and
     unrealized)............................................     3.57      (2.10)      0.11       (0.31)
                                                              -------    -------    -------      ------
Total from investment operations............................     3.61      (1.99)      0.20       (0.26)
                                                              -------    -------    -------      ------
Less distributions:
    Dividends from net investment income....................    (0.04)     (0.10)     (0.09)      (0.05)
    Tax return of capital...................................       --         --      (0.01)         --
                                                              -------    -------    -------      ------
Total distributions.........................................    (0.04)     (0.10)     (0.10)      (0.05)
                                                              -------    -------    -------      ------
Net asset value, end of period..............................  $ 11.27    $  7.70    $  9.79      $ 9.69
                                                              =======    =======    =======      ======
Total return................................................    46.90%    (20.37)%     2.07%      (2.59)%(B)
                                                              =======    =======    =======      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $67,756    $11,227    $11,803      $4,120
    Ratios to average net assets (annualized)(A):
        Net investment income...............................     1.04%      1.13%      1.36%       1.61%
        Expenses............................................     0.24%      0.20%      0.19%       0.50%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............       --         --         --        0.46%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) Not annualized.



--------------------------------------------------------------------------------

Additional Information                 60                             Prospectus

                                                                    INTERNATIONAL EQUITY INDEX FUND-
                                                                          INSTITUTIONAL CLASS
                                                              --------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,       JULY 31 TO
                                                              -----------------------------   DECEMBER 31,
                                                               2003       2002       2001         2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    -------    -------   ------------
Net asset value, beginning of period........................  $  5.86    $  7.07    $  9.21      $10.00
                                                              -------    -------    -------      ------
Income from investment operations(A):
    Net investment income...................................     0.14       0.11       0.10        0.02
    Net gains (losses) on securities (both realized and
     unrealized)............................................     2.13      (1.23)     (2.12)      (0.72)
                                                              -------    -------    -------      ------
Total from investment operations............................     2.27      (1.12)     (2.02)      (0.70)
                                                              -------    -------    -------      ------
Less distributions:
    Dividends from net investment income....................    (0.12)     (0.09)     (0.09)      (0.03)
    Distributions from net realized gain on investments.....       --         --         --       (0.05)
    Tax return of capital...................................       --         --      (0.03)      (0.01)
                                                              -------    -------    -------      ------
Total distributions.........................................    (0.12)     (0.09)     (0.12)      (0.09)
                                                              -------    -------    -------      ------
Net asset value, end of period..............................  $  8.01    $  5.86    $  7.07      $ 9.21
                                                              =======    =======    =======      ======
Total return................................................    38.87%    (15.65)%   (22.14)%     (7.03)%(B)
                                                              =======    =======    =======      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $10,043    $ 4,912    $ 3,773      $3,542
    Ratios to average net assets (annualized)(A):
        Net investment income...............................     2.71%      1.97%      1.49%       0.63%
        Expenses............................................     0.31%      0.25%      0.29%       0.60%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............       --         --         --        1.52%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.

(B) Not annualized.

                                                                    HIGH YIELD BOND FUND-
                                                                     INSTITUTIONAL CLASS
                                                              ----------------------------------
                                                                                    DECEMBER 29,
                                                                  YEAR ENDED            2000
                                                                  OCTOBER 31,            TO
                                                              -------------------   OCTOBER 31,
                                                                2003       2002         2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------   --------   ------------
Net asset value, beginning of period........................  $   9.63   $   9.82     $ 10.00
                                                              --------   --------     -------
Income from investment operations:
    Net investment income...................................      0.78       0.80        0.71
    Net gains (losses) on securities (both realized and
     unrealized)............................................      1.10      (0.19)      (0.18)
                                                              --------   --------     -------
Total income from investment operations.....................      1.88       0.61        0.53
                                                              --------   --------     -------
Less distributions:
    Dividends from net investment income....................     (0.78)     (0.80)      (0.71)
                                                              --------   --------     -------
Total distributions.........................................     (0.78)     (0.80)      (0.71)
                                                              --------   --------     -------
Net asset value, end of period..............................  $  10.73   $   9.63     $  9.82
                                                              ========   ========     =======
Total return................................................     20.11%      6.28%       5.33%(A)
                                                              ========   ========     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $161,380   $104,813     $53,275
    Ratios to average net assets (annualized):
        Expenses............................................      0.90%      0.90%       0.90%
        Net investment income...............................      7.51%      8.02%       8.48%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............      0.10%      0.08%       0.17%
    Portfolio turnover rate.................................       114%       163%        145%(A)

(A) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             61                 Additional Information

                                                               INTERMEDIATE BOND FUND-INSTITUTIONAL CLASS
                                                              ---------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------
                                                               2003     2002      2001     2000      1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------   -------   -------   -----   --------
Net asset value, beginning of period........................  $10.42   $ 10.51   $  9.72   $9.58   $  10.50
                                                              ------   -------   -------   -----   --------
Income from investment operations:
    Net investment income(A)................................    0.41      0.51      0.57    0.59       0.56
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................    0.03     (0.09)     0.79    0.14      (0.63)
                                                              ------   -------   -------   -----   --------
Total income (loss) from investment operations..............    0.44     (0.42)     1.36    0.73      (0.07)
                                                              ------   -------   -------   -----   --------
Less distributions:
    Dividends from net investment income....................   (0.41)    (0.51)    (0.57)  (0.59)     (0.56)
    Distributions from net realized gains on securities.....      --        --        --      --      (0.29)
                                                              ------   -------   -------   -----   --------
Total distributions.........................................   (0.41)    (0.51)    (0.57)  (0.59)     (0.85)
                                                              ------   -------   -------   -----   --------
Net asset value, end of period..............................  $10.45   $ 10.42   $ 10.51   $9.72   $   9.58
                                                              ======   =======   =======   =====   ========
Total return................................................    4.31%     4.21%    14.36%   7.89%     (0.83)%
                                                              ======   =======   =======   =====   ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $1,024   $74,919   $60,842   $ 115   $205,218
    Ratios to average net assets (annualized):
        Expenses(A).........................................    0.58%     0.56%     0.54%   0.59%      0.55%
        Net investment income(A)............................    4.02%     4.99%     5.55%   6.31%      5.62%
    Portfolio turnover rate(B)..............................     187%      185%      164%    102%       123%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio through February 28, 2002.

(B) The American AAdvantage Intermediate Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

                                                                   SHORT-TERM BOND FUND-INSTITUTIONAL CLASS
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                               2003           2002      2001      2000      1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------         ------    ------    ------    ------
Net asset value, beginning of period........................  $ 9.45         $ 9.62    $ 9.21    $ 9.30    $ 9.63
                                                              ------         ------    ------    ------    ------
Income from investment operations:
    Net investment income(B)................................    0.37           0.42      0.57      0.62      0.53
    Net gains (losses) on securities (both realized and
     unrealized)(B).........................................   (0.04)         (0.11)     0.41     (0.10)    (0.29)
                                                              ------         ------    ------    ------    ------
Total income from investment operations.....................    0.33           0.31      0.98      0.52      0.24
                                                              ------         ------    ------    ------    ------
Less distributions:
    Dividends from net investment income....................   (0.46)         (0.48)    (0.57)    (0.61)    (0.57)
                                                              ------         ------    ------    ------    ------
Total distributions.........................................   (0.46)         (0.48)    (0.57)    (0.61)    (0.57)
                                                              ------         ------    ------    ------    ------
Net asset value, end of period..............................  $ 9.32         $ 9.45    $ 9.62    $ 9.21    $ 9.30
                                                              ======         ======    ======    ======    ======
Total return................................................    3.58%          3.37%    10.98%     5.83%     2.56%
                                                              ======         ======    ======    ======    ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $3,745         $8,396    $4,226    $3,687    $5,034
    Ratios to average net assets (annualized):
        Expenses(B).........................................    0.54%          0.44%     0.51%     0.58%     0.62%
        Net investment income(B)............................    4.30%          4.47%     6.06%     6.61%     5.92%
    Portfolio turnover rate(A)..............................      81%            63%      104%       89%      115%

(A) The American AAdvantage Short-Term Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio through February 28, 2002.



--------------------------------------------------------------------------------

Additional Information                 62                             Prospectus

                                                                          MONEY MARKET FUND-INSTITUTIONAL CLASS
                                                        -------------------------------------------------------------------------
                                                                                                     TWO MONTHS
                                                                 YEAR ENDED DECEMBER 31,               ENDED          YEAR ENDED
                                                        -----------------------------------------   DECEMBER 31,      OCTOBER 31,
                                                          2003       2002       2001       2000         1999             1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:          --------   --------   --------   --------   ------------      -----------
Net asset value, beginning of period..................  $   1.00   $   1.00   $   1.00   $   1.00    $     1.00       $     1.00
                                                        --------   --------   --------   --------    ----------       ----------
   Net investment income(A)...........................      0.01       0.02       0.04       0.06          0.01             0.05
   Less dividends from net investment income..........     (0.01)     (0.02)     (0.04)     (0.06)        (0.01)           (0.05)
                                                        --------   --------   --------   --------    ----------       ----------
Net asset value, end of period........................  $   1.00   $   1.00   $   1.00   $   1.00    $     1.00       $     1.00
                                                        ========   ========   ========   ========    ==========       ==========
Total return..........................................      0.97%      1.67%      4.15%      6.45%         0.94%(B)         5.09%
                                                        ========   ========   ========   ========    ==========       ==========
Ratios and supplemental data:
   Net assets, end of period (in thousands)...........  $159,092   $474,922   $805,843   $886,608    $1,978,123       $1,652,323
   Ratios to average net assets (annualized):(A)
       Expenses.......................................      0.27%      0.24%      0.25%      0.24%         0.23%            0.24%
       Net investment income..........................      1.00%      1.68%      4.13%      6.17%         5.65%            4.99%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             63                 Additional Information

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION                                                    531109
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 658-5811 OR YOU MAY ACCESS THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS ON THE FUNDS' WEBSITE AT WWW.AAFUNDS.COM.


  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO REDUCE EXPENSES, YOUR FINANCIAL INSTITUTION MAY MAIL ONLY ONE COPY OF THE PROSPECTUS, ANNUAL REPORT, AND SEMI-ANNUAL REPORT TO THOSE ADDRESSES SHARED BY TWO OR MORE ACCOUNTS. IF YOU WISH TO RECEIVE INDIVIDUAL COPIES OF THESE DOCUMENTS, PLEASE CONTACT YOUR FINANCIAL INSTITUTION. THEY WILL BEGIN SENDING YOU INDIVIDUAL COPIES THIRTY DAYS AFTER RECEIVING YOUR REQUEST.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:



(TELEPHONE GRAPHIC)         (MAILBOX GRAPHIC)                 (KEYBOARD GRAPHIC)                    (MOUSE GRAPHIC)
   BY TELEPHONE:                BY MAIL:                          BY E-MAIL:                        ON THE INTERNET:
Call (800) 658-5811       American Beacon Funds       american _ aadvantage.funds@aa.com  Visit our website at www.aafunds.com
                     4151 Amon Carter Blvd., MD 2450                                      Visit the SEC website at www.sec.gov
                          Fort Worth, TX 76155


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FUND SERVICE PROVIDERS:

    CUSTODIAN                    TRANSFER AGENT               INDEPENDENT AUDITORS         DISTRIBUTOR
    STATE STREET BANK            BOSTON FINANCIAL             ERNST & YOUNG LLP            SWS FINANCIAL
      AND TRUST                    DATA SERVICES              Chicago, Illinois              SERVICES
    Boston, Massachusetts        Kansas City, Missouri                                     Dallas, Texas

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)

                            SEC File Number 811-4984


American Beacon Funds is a registered service mark of AMR Corporation. American Beacon Money Market Fund is a registered service mark of American Beacon Advisors, Inc. American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Large Cap Growth Fund, American Beacon Mid-Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Intermediate Bond Fund, American Beacon Short-Term Bond Fund, American Beacon Treasury Inflation Protected Securities Fund, American Beacon Small Cap Value Fund, American Beacon Small Cap Index Fund, and American Beacon International Equity Index Fund are service marks of American Beacon Advisors, Inc. American AAdvantage Funds is a registered service mark of AMR Corporation.




--------------------------------------------------------------------------------

Prospectus                                                Additional Information

         PLANAHEAD CLASS(R)


           PRIVACY POLICY


             PROSPECTUS

           MARCH 1, 2005


              ENCLOSED


    (AMERICAN BEACON FUNDS LOGO)

  (FORMERLY KNOWN AS THE AMERICAN
         AADVANTAGE FUNDS)


                       EQUITY FUNDS
                                   -----------------------------
                                    - BALANCED FUND

                                    - LARGE CAP VALUE FUND

                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - EMERGING MARKETS FUND

                                    - S&P 500 INDEX FUND
                         BOND FUNDS
                                   -----------------------------
                                    - HIGH YIELD BOND FUND

                                    - ENHANCED INCOME FUND

                                    - INTERMEDIATE BOND FUND

                                    - SHORT-TERM BOND FUND
                 MONEY MARKET FUNDS
                                   -----------------------------
                                    - MONEY MARKET FUND

                                    - U.S. GOVERNMENT MONEY MARKET FUND

                                    - MUNICIPAL MONEY MARKET FUND


    MANAGED BY AMERICAN BEACON ADVISORS, INC.              This page is not part of the Prospectus.



(LIGHTHOUSE LOGO)

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)


                                 PRIVACY POLICY


The American Beacon Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.


We may collect nonpublic personal information about you from one or more of the following sources:

- information we receive from you on applications or other forms;

- information about your transactions with us or our service providers; and

- information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    This page is not part of the Prospectus.

         PLANAHEAD CLASS(R)

             PROSPECTUS

           MARCH 1, 2005


    (AMERICAN BEACON FUNDS LOGO)

  (FORMERLY KNOWN AS THE AMERICAN
         AADVANTAGE FUNDS)


                       EQUITY FUNDS
                                   -----------------------------
                                    - BALANCED FUND

                                    - LARGE CAP VALUE FUND

                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - EMERGING MARKETS FUND

                                    - S&P 500 INDEX FUND
                         BOND FUNDS
                                   -----------------------------
                                    - HIGH YIELD BOND FUND

                                    - ENHANCED INCOME FUND

                                    - INTERMEDIATE BOND FUND

                                    - SHORT-TERM BOND FUND
                 MONEY MARKET FUNDS
                                   -----------------------------
                                    - MONEY MARKET FUND

                                    - U.S. GOVERNMENT MONEY MARKET FUND

                                    - MUNICIPAL MONEY MARKET FUND


                                                           The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the
                                                           investment merit of these Funds. To state otherwise is a criminal
    MANAGED BY AMERICAN BEACON ADVISORS, INC.              offense.



(LIGHTHOUSE LOGO)

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)


                               (PLANAHEAD CLASS)

TABLE OF CONTENTS



About the Funds

Overview.........................................     2
Balanced Fund....................................     3
Large Cap Value Fund.............................     6
Small Cap Value Fund.............................     9
International Equity Fund........................    12
Emerging Markets Fund............................    15
S&P 500 Index Fund...............................    18
High Yield Bond Fund.............................    21
Enhanced Income Fund.............................    24
Intermediate Bond Fund...........................    28
Short-Term Bond Fund.............................    31
Money Market Fund................................    34
U.S. Government Money Market Fund................    36
Municipal Money Market Fund......................    38
The Manager......................................    40
SSgA.............................................    41
The Sub-Advisers.................................    41
Valuation of Shares..............................    43

About Your Investment

Purchase and Redemption of Shares................    44
Market Timing....................................    48
Distributions and Taxes..........................    48

Additional Information

Distribution of Fund Shares......................    49
Master-Feeder Structure..........................    49
Portfolio Holdings...............................    50
Financial Highlights.............................    50
Additional Information.......................Back Cover


ABOUT THE FUNDS
------------------------------------------------------------

Overview
--------


The American Beacon Funds (the "Funds"), formerly known as the American AAdvantage Funds, are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.



The International Equity, S&P 500 Index, Money Market, U.S. Government Money Market, and Municipal Money Market Funds operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund, except for the S&P 500 Index Fund, seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust ("Master Trust"), formerly known as the AMR Investment Services Trust, that has a similar name and identical investment objective. The Master Trust is managed by the Manager. The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio, which is a separate investment company with an identical investment objective, managed by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company.


Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Master-Feeder Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".



--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN BEACON


BALANCED FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

Ordinarily, between 50% and 70% of the Fund's total assets are invested in equity securities and between 30% and 50% of the Fund's total assets are invested in debt securities.


The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").


The Manager currently allocates the Fund's assets among itself and the following three investment sub-advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc.

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

Approximately one third of the Fund's assets are allocated to Barrow, Hanley, Mewhinney & Strauss, Inc. and another third to Brandywine Asset Management, LLC, who each decide the proportion of assets to invest in equity and fixed income securities in accordance with the Fund's guidelines. The remaining third of the Fund's assets is allocated between the Manager, who invests its allocation in fixed income securities, and Hotchkis and Wiley Capital Management, LLC, who invests its allocation in equity securities.

The Fund's sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500(R) Index):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of the Fund's total assets. The Fund, at the discretion of the Manager or the applicable sub-adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the Manager and the sub-advisers generally use a "top-down" or "bottom-up" investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.



--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

The bottom-up fixed income investment strategy is implemented as follows:


- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK (STOCKS)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

INTEREST RATE RISK (BONDS)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


SECURITIES SELECTION RISK
Securities selected by the Manager or a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Investor Profile
----------------

This Fund may be suitable for investors who:


- need to fund a long-term objective, such as a child's college education or a comfortable retirement,

- seek a convenient way to invest in value-oriented stocks and investment grade bonds in a single, professionally managed portfolio,

- desire long-term performance from an investment style that may help to minimize volatility and downside risk,

- require investment income, or

- want to take advantage of the investment expertise of value-oriented investment advisers.


--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to three broad-based market indices, an index specific to the Fund's strategy and the Lipper Balanced Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices and the index specific to the Fund's strategy do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................  28.32%
96..........................................................  13.67%
97..........................................................  19.45%
98..........................................................   8.00%
99..........................................................  -4.01%
00..........................................................  10.43%
01..........................................................   5.35%
02..........................................................  -7.56%
03..........................................................  23.78%
04..........................................................



Highest Quarterly Return:                 13.65%
  (1/1/95 through 12/31/04)         (2nd Quarter 2004)
Lowest Quarterly Return:                 -10.75%
  (1/1/95 through 12/31/04)         (3rd Quarter 2004)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/04
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            X.XX%      X.XX%      X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                X.XX%      X.XX%      X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  X.XX%      X.XX%      X.XX%
------------------------------------------------------------
S&P 500/Barra Value Index(1)   X.XX%      X.XX%      X.XX%
S&P 500 Index(2)               X.XX%      X.XX%      X.XX%
Lehman Bros. Aggregate
  Index(3)                     X.XX%      X.XX%      X.XX%
Balanced Composite Index(4)    X.XX%      X.XX%      X.XX%
Lipper Balanced Funds Index    X.XX%      X.XX%      X.XX%


(1) The S&P 500/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.


(4) To reflect the Fund's allocation of its assets between investment grade fixed-income securities and equity securities, the Manager has combined the returns of the S&P 500/Barra Value Index and the Lehman Brothers Aggregate Index in a 60%/40% proportion.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        X.XX%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         X.XX
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   X.XX%
                                                       ====



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR...................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.



--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN BEACON


LARGE CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2005, the market capitalizations of the companies in the Russell 1000 Index ranged from $XXX million to $XXX billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").


The Manager currently allocates the Fund's assets among four investment sub-advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc.

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

  Metropolitan West Capital Management, LLC


To achieve an approximately equal distribution of the Fund's assets among the sub-advisers, the Manager intends to allocate a larger proportion of the Fund's new assets to Metropolitan West Capital Management, LLC. The remainder of the Fund's new assets will be allocated, generally on an equal basis, among the other three sub-advisers.


The Fund's sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500(R) Index):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic invest-


---------------

(1)  The Russell 1000 (R) Index is a service mark of Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


ments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be suitable for investors who:


- need to fund a long-term objective, such as a child's college education or a comfortable retirement,

- seek a U.S. stock mutual fund that invests in fundamentally strong companies,

- require total returns including income, or

- want to take advantage of the expertise of value-oriented investment advisers.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper Multi-Cap Value Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................   33.69%
96..........................................................   20.74%
97..........................................................   26.08%
98..........................................................    5.88%
99..........................................................   -4.99%
00..........................................................   11.22%
01..........................................................    1.88%
02..........................................................  -16.18%
03..........................................................   35.35%
04..........................................................



Highest Quarterly Return:                 19.76%
  (1/1/95 through 12/31/04)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -18.68%
  (1/1/95 through 12/31/04)         (3rd Quarter 2002)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/04
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES             X.XX%     X.XX%       X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 X.XX%     X.XX%       X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   X.XX%     X.XX%       X.XX%
------------------------------------------------------------
S&P 500/Barra Value Index(1)    X.XX%     X.XX%       X.XX%
S&P 500 Index(2)                X.XX%     X.XX%       X.XX%
Lipper Multi-Cap Value Funds
  Index                         X.XX%     X.XX%       X.XX%


(1) The S&P 500/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................     $XX
3 YEARS.................................    $XXX
5 YEARS.................................    $XXX
10 YEARS................................    $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN BEACON


SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively, "stocks").



The Fund's assets are currently allocated among four investment sub-advisers:


  Barrow, Hanley, Mewhinney & Strauss, Inc.
  ("Barrow")

  Brandywine Asset Management, LLC
  ("Brandywine")

  Hotchkis and Wiley Capital Management, LLC
  ("Hotchkis")

  The Boston Company Asset Management, LLC
  ("Boston Company")


The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as Hotchkis has closed its small cap product and Barrow has reached the level of small cap assets pledged to the Fund. The Manager is currently allocating all new assets between The Boston Company and Brandywine. However, as The Boston Company approaches the level of small cap assets pledged to the Fund, the Manager may allocate a larger proportion of new assets to Brandywine.


The sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000 Index(1)):

- above-average earnings growth potential,

- below-average price to earnings ratio, and

- below-average price to book value ratio.

Each of the sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

---------------

(1)   Russell 2000 (R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be suitable for investors who:


- need to fund a long-term objective, such as a child's education or a comfortable retirement,

- seek a U.S. stock mutual fund that invests in small, less well-known companies,

- want to take advantage of the expertise of value-oriented investment advisers, or

- are willing to accept the increased risks of small stock investing.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on January 1, 1999. In the chart and table below, performance results before March 1, 1999 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


99..........................................................  -5.01%
00..........................................................  19.03%
01..........................................................  27.24%
02..........................................................  -6.92%
03..........................................................  51.28%
04..........................................................



Highest Quarterly Return:                 24.75%
  (1/1/99 through 12/31/04)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -20.90%
  (1/1/99 through 12/31/04)         (3rd Quarter 2002)



                             AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------
                           AS OF 12/31/04
                          ----------------   SINCE INCEPTION
                          1 YEAR   5 YEARS     (12/31/98)
                          ------   -------   ---------------
RETURN BEFORE TAXES        X.XX%    X.XX%         X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS            X.XX%    X.XX%         X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES           X.XX%    X.XX%         X.XX%
------------------------------------------------------------
Russell 2000(R) Value
  Index(1)                 X.XX%    X.XX%         X.XX%
Lipper Small-Cap Value
  Funds Index              X.XX%    X.XX%         X.XX%


(1) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. Russell 2000 (R) Value Index is a service mark of the Frank Russell Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $XXX
3 YEARS.................................    $XXX
5 YEARS.................................    $XXX
10 YEARS................................    $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN BEACON


INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------


The Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio of the Master Trust.



Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.


The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment sub-advisers:

  Causeway Capital Management LLC

  Lazard Asset Management LLC

  Templeton Investment Counsel, LLC


  The Boston Company Asset Management, LLC ("The Boston Company")



The Boston Company has recently been selected as a sub-adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under The Boston Company's management to approximate that of the other sub-advisers.


The sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock's country, sector or industry):


- above-average return on equity or earnings growth potential,

- below-average price to earnings or price to cash flow ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The sub-advisers may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts or currency futures to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; (7) delays in


--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

transaction settlement in some foreign markets; and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

MARKET TIMING RISK

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities.


DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------
This Fund may be appropriate for investors who:


- need to fund a long-term objective that requires growth of capital, such as a child's college education or a comfortable retirement,

- seek to complement U.S. stock holdings with an international stock mutual fund that invests in large, well-capitalized foreign companies,

- want to take advantage of the expertise of leading international equity investment advisers, or

- are willing to accept the increased risks of international investing, including currency and exchange rate risks, accounting differences and political risks.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


95..........................................................   17.20%
96..........................................................   19.33%
97..........................................................    9.26%
98..........................................................   11.52%
99..........................................................   26.52%
00..........................................................   -4.36%
01..........................................................  -15.75%
02..........................................................  -14.10%
03..........................................................   41.84%
04..........................................................



Highest Quarterly Return:               21.79%
  (1/1/95 through 12/31/04)       (2nd Quarter 2003)
Lowest Quarterly Return:               -22.51%
  (1/1/95 through 12/31/04)       (3rd Quarter 2002)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/04
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES             X.XX%     X.XX%      X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 X.XX%     X.XX%      X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   X.XX%     X.XX%      X.XX%
------------------------------------------------------------
EAFE Index(1)                   X.XX%     X.XX%      X.XX%
Lipper International Funds
  Index                         X.XX%     X.XX%      X.XX%


(1) The EAFE Index is an unmanaged index of international stock investment performance.


--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(2)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====



(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the Master Trust.


(2) Fee applies to the proceeds of shares that are redeemed within 30 days of their purchase. A $10 fee may also apply if redemption proceeds are sent by wire.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $XXX
3 YEARS.................................    $XXX
5 YEARS.................................    $XXX
10 YEARS................................    $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN BEACON


EMERGING MARKETS FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of issuers that:


- are primarily listed on the trading market of an emerging market country;

- are headquartered in an emerging market country; or

- derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:

- has an emerging stock market as defined by the International Finance Corporation ("IFC");

- has a low- to middle-income economy according to the World Bank;

- is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets "Free" Index; or

- has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment sub-advisers:

  Morgan Stanley Investment Management Inc. ("MSIM Inc.")

  The Boston Company Asset Management, LLC
  ("The Boston Company")

MSIM Inc. combines a top-down country allocation investment approach with bottom-up stock selection. MSIM Inc. first allocates its portion of the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSIM Inc. then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, MSIM Inc. emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection, then enhanced by broadly diversified country allocation.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investment in stocks of a particular county will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.


--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

MARKET TIMING RISK

Because the Fund invests in foreign securities, it is subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the Sections titled Valuation of Shares and Market Timing.


EMERGING MARKETS RISK
The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.
INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Emerging Markets Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on October 1, 2002. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on July 31, 2000. In the chart and table below, performance results before October 1, 2002 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                       (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................    2.59%
02..........................................................   -3.79%
03..........................................................    57.26
04..........................................................



Highest Quarterly Return:                 25.88%
  (1/1/01 through 12/31/04)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.38%
  (1/1/01 through 12/31/04)         (3rd Quarter 2001)



                                     AVERAGE ANNUAL TOTAL
                                            RETURN
                                  --------------------------
                                        AS OF 12/31/04
                                  --------------------------
                                             SINCE INCEPTION
                                  1 YEAR        (7/31/00)
                                  ------     ---------------
RETURN BEFORE TAXES               X.XX%           X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                   X.XX%           X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          X.XX%           X.XX%
------------------------------------------------------------
MSCI Emerging Markets Index(1)    X.XX%           X.XX%
Lipper Emerging Markets Funds
  Index                           X.XX%           X.XX%



(1) The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction


--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
Total Annual Fund Operating Expenses                  X.XX%
                                                      ----
Expense Reimbursement                                 X.XX%(2)
NET EXPENSES                                          2.00%
                                                      ====


(1) Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase. A $10 fee may also apply if redemption proceeds are sent by wire.


(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through October 31, 2005 to the extent that Total Annual Fund Operating Expenses exceed 2.00%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 2.00%.



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through October 31, 2005, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR ..................................  $XXX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

-----------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

AMERICAN BEACON


S&P 500 INDEX FUND(1)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES RISK
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

INVESTMENT RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's (R)," "S&P (R)," "Standard & Poor's 500," "S&P 500 (R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.


--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be appropriate for investors who:


- need to fund a long-term objective, such as a child's college education or a comfortable retirement,

- seek a stock mutual fund that reflects the performance of publicly traded U.S. stocks in general, or

- want to take advantage of a "passive," indexing investment approach.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 1, 1998. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on January 1, 1997. In the chart and table below, performance results before March 1, 1998 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                       (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


97..........................................................   33.09%
98..........................................................   28.58%
99..........................................................   20.24%
00..........................................................   -9.38%
01..........................................................  -12.48%
02..........................................................  -22.59%
03..........................................................   27.65%
04..........................................................



Highest Quarterly Return:                 21.15%
  (1/1/97 through 12/31/04)         (4th Quarter 1998)
Lowest Quarterly Return:                 -17.46%
  (1/1/97 through 12/31/04)         (3rd Quarter 2002)



                             AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------
                                    AS OF 12/31/04
                          ----------------------------------
                                             SINCE INCEPTION
                          1 YEAR   5 YEARS     (12/31/96)
                          ------   -------   ---------------
RETURN BEFORE TAXES       X.XX%     X.XX%         X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS           X.XX%     X.XX%         X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES          X.XX%     X.XX%         X.XX%
------------------------------------------------------------
S&P 500 Index(1)          X.XX%     X.XX%         X.XX%
Lipper S&P 500 Objective
  Funds Index             X.XX%     X.XX%         X.XX%


(1) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees(2)                                  0.045%
Distribution (12b-1) Fees                           0.000
Other Expenses                                      X.XXX
                                                    -----
TOTAL ANNUAL FUND OPERATING EXPENSES                X.XXX%
                                                    =====


(1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

(2) This fee represents the total fees paid by the State Street Equity 500
    Index Portfolio to State Street Bank and Trust Company for its service as administrator, custodian and transfer agent and SSgA's service as investment adviser.


--------------------------------------------------------------------------------

Prospectus                             19                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        20                             Prospectus

AMERICAN BEACON


HIGH YIELD BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

High current income and capital appreciation.


Principal Strategies
--------------------

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are generally rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment sub-adviser. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager currently allocates all of the Fund's assets to Post Advisory Group, LLC ("Post").


The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.


The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, Post relies heavily on internal research and credit analysis. Post will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.

Post expects to make, to a lesser extent, other investments including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, Post may take short equity positions as a hedge against selected high yield bond positions.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

MARKET RISK
Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.


--------------------------------------------------------------------------------

Prospectus                             21                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

FOREIGN INVESTING RISK
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.


MARKET TIMING RISK


Because the Fund invests in high yield bonds that may lack market liquidity, it is subject to the risk of market timing activities. The limited trading activity of some high yield bonds may result in market prices that do not reflect the true market value of these illiquid securities. In such instances, the Fund may fair value illiquid securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.


HEDGING RISK
Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, Post may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

SECURITIES SELECTION RISK
Securities selected by Post for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper High Current Yield Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 1, 2002. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on December 29, 2000. In the chart and table below, performance results before March 1, 2002 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.



--------------------------------------------------------------------------------

About the Funds                        22                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................   8.99%
02..........................................................   6.21%
03..........................................................  17.95%
04..........................................................



Highest Quarterly Return:                 6.83%
  (1/1/01 through 12/31/04)         (4th Quarter 2001)
Lowest Quarterly Return:                  -4.04%
  (1/1/01 through 12/31/04)         (3rd Quarter 2001)



                                    AVERAGE ANNUAL TOTAL
                                           RETURN
                                 ---------------------------
                                       AS OF 12/31/04
                                 ---------------------------
                                             SINCE INCEPTION
                                 1 YEAR        (12/29/00)
                                 ------      ---------------
RETURN BEFORE TAXES              X.XX%            X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  X.XX%            X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    X.XX%            X.XX%
------------------------------------------------------------
Lehman Bros. High Yield
  Index(1)                       X.XX%            X.XX%
Lipper High Current Yield Funds
  Index                          X.XX%            X.XX%



(1) The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed income securities with a maximum credit rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                     =====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $XXX
3 YEARS.................................    $XXX
5 YEARS.................................    $XXX
10 YEARS................................    $XXX




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             23                        About the Funds

AMERICAN BEACON


ENHANCED INCOME FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------

Approximately 75% of the Fund's total assets are invested in fixed-income securities considered investment grade at the time of purchase. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes (collectively referred to as "investment grade fixed-income securities"). In an attempt to enhance the return of the Fund beyond the income offered by investment grade fixed-income securities, the Fund's remaining total assets are invested in convertible and non-convertible debt obligations without regard to credit quality, as well as equity securities, warrants and options. The Fund seeks capital appreciation by investing in debt securities and convertible and equity securities of corporate issuers whose relative value is expected to increase over time.


The Manager currently allocates the Fund's assets between itself and Calamos Advisors LLC ("Calamos"). The Manager makes investment decisions regarding the approximate 75% of the Fund allocated to investment grade fixed-income securities, while Calamos makes investment decisions regarding the remainder of Fund assets.


Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations ("NRSROs") rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of the portion of the Fund managed by the Manager may be invested in securities rated in the lowest investment grade rating category. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.


- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.


- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.


- Select specific debt securities within each security type.


- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Manager seeks to maintain a weighted average duration of one to five years in the investment grade fixed-income portion of the Fund. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates.

In selecting securities, Calamos may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure. Calamos utilizes credit ratings by NRSROs as preliminary indicators of investment quality, in addition to its own credit research and analysis.

Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price and typically offer greater appreciation potential than non-convertible debt securities. Calamos may purchase or create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as



--------------------------------------------------------------------------------

About the Funds                        24                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

Calamos may invest in debt obligations rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by Calamos. These types of securities are commonly referred to as "junk bonds."

The average term to maturity of the fixed-income securities held in Calamos' portion of the Fund will typically range from three to ten years. In addition to fixed-income securities, Calamos may invest up to 40% of its portion of the Fund's total assets in non-convertible equity securities, including common stocks, preferred stocks and U.S. dollar-denominated American Depositary Receipts. Historically, Calamos' investment process has led it to invest in the equity securities of small to medium-sized companies that, in its opinion, provide opportunities for long-term capital appreciation. Small to medium-sized companies are typically those companies having market capitalizations of up to $25 billion at the time of purchase. However, the Fund may also invest in well-established companies with large capitalizations.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the fixed-income securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed-income securities go down. The price of a fixed-income security is also affected by its maturity. Fixed-income securities with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a fixed-income security, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. For the portion of Fund assets invested in lower-quality debt securities, this risk will be substantial.

PREPAYMENT AND EXTENSION RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the security's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

CONVERTIBLE SECURITIES RISK
The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The investment value of a convertible is strictly based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. The conversion value will decrease as the price of the underlying common stock decreases. When conversion value is substantially below investment value, the convertible's price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible's price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security, because a synthetic convertible is composed of two or more separate securities, each with its own market value.

DERIVATIVES RISK
Warrants and options are considered derivative instruments. The use of these instruments requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. If the value of the underlying common stock falls below the exercise price of a warrant or option, the warrant or option may lose all value.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade fixed-income securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial diffi



--------------------------------------------------------------------------------

Prospectus                             25                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

culties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK
Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since small and medium-sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

SECURITIES SELECTION RISK
Securities selected by the Manager or Calamos for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.
INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.



Historical Performance

----------------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2004. The table shows how the Fund's performance compares to two broad-based market indices, an index specific to the Fund's strategy and the Lipper Intermediate Investment Grade Debt Funds Index, a composite of mutual funds with a similar investment objective to the Fund. The returns of the two broad-based market indices and the index specific to the Fund's strategy do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)


               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/04



04..........................................................       %



Highest Quarterly Return:
  (1/1/04 through 12/31/04)
Lowest Quarterly Return:
  (1/1/04 through 12/31/04)



                                    AVERAGE ANNUAL TOTAL
                                           RETURN
                                 ---------------------------
                                       AS OF 12/31/04
                                 ---------------------------
                                             SINCE INCEPTION
                                 1 YEAR         (7/1/03)
                                 ------      ---------------
RETURN BEFORE TAXES              X.XX%            X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  X.XX%            X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    X.XX%            X.XX%
------------------------------------------------------------
Lehman Brothers Gov./Credit
  Intermediate Index(1)          X.XX%            X.XX%
Merrill Lynch All U.S.
  Convertibles Index(2)          X.XX%            X.XX%
Enhanced Income Composite
  Index(3)                       X.XX%            X.XX%
Lipper Intermediate Investment
  Grade Debt Funds Index         X.XX%            X.XX%



(1) The Lehman Brothers Gov./Credit Intermediate Index is an unmanaged index of investment grade corporate and government debt issues with maturities between one and ten years.



(2) The Merrill Lynch All U.S. Convertibles Index is an unmanaged index of domestic securities convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents with greater than $50 million aggregate market value at issuance. The Index includes securities of all quality grades.



(3) To reflect the Fund's allocation of its assets between investment grade fixed-income securities and convertible securities, the Manager has combined the returns of the Lehman Brothers Gov./ Credit Intermediate Index and the Merrill Lynch Convertibles Index in a 75%/25% proportion.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do



--------------------------------------------------------------------------------

About the Funds                        26                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Enhanced Income Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                      X.XX%
Distribution (12b-1) Fees                            0.00
Other Expenses                                       X.XX
                                                     ----
TOTAL ANNUAL FUND OPERATING EXPENSES                 X.XX%
                                                     ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR...................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             27                        About the Funds

AMERICAN BEACON


INTERMEDIATE BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------


The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.


The Manager currently allocates the Fund's assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow").

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the Manager or Barrow, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Barrow uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:


- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.


--------------------------------------------------------------------------------

About the Funds                        28                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

PREPAYMENT AND EXTENSION RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

SECURITIES SELECTION RISK
Securities selected by the Manager or Barrow for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Investor Profile
----------------
This Fund may be appropriate for investors who:


- seek regular monthly income for retirement or other current expenses,

- want the relative stability of investment grade bonds,

- can benefit from a diversified portfolio of fixed income securities, or

- wish to complement their equity holdings.


Historical Performance
----------------------
The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 2, 1998. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on September 15, 1997. In the chart and table below, performance results before March 2, 1998 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                       (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR



98..........................................................   8.32%
99..........................................................  -2.39%
00..........................................................  10.07%
01..........................................................   7.73%
02..........................................................   8.20%
03..........................................................   3.74%
04..........................................................



Highest Quarterly Return:                 4.66%
  (1/1/98 through 12/31/04)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -1.41%
  (1/1/98 through 12/31/04)         (2nd Quarter 1999)



                              AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------
                                     AS OF 12/31/04
                           ----------------------------------
                                              SINCE INCEPTION
                           1 YEAR   5 YEARS      (9/15/97)
                           ------   -------   ---------------
RETURN BEFORE TAXES         X.XX%    X.XX%         X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS             X.XX%    X.XX%         X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES            X.XX%    X.XX%         X.XX%
-------------------------------------------------------------
Lehman Bros. Aggregate
  Index(2)                  X.XX%    X.XX%         X.XX%(1)
Lipper Intermediate
  Investment Grade Index    X.XX%    X.XX%         X.XX%


(1) The since inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.



--------------------------------------------------------------------------------

Prospectus                             29                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                     =====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................     $XX
3 YEARS.................................    $XXX
5 YEARS.................................    $XXX
10 YEARS................................    $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        30                             Prospectus

AMERICAN BEACON


SHORT-TERM BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------

The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.


Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

SECURITIES SELECTION RISK
Securities selected by the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.



--------------------------------------------------------------------------------

Prospectus                             31                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Investor Profile
----------------
This Fund may be appropriate for investors who:


- seek regular monthly income for retirement or other current expenses,

- want the relative stability of investment grade bonds,

- can benefit from a diversified portfolio of fixed income securities, or

- wish to complement their equity holdings.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Short Investment Grade Bond Funds Index, a composite of funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


95..............................    9.65%
96..............................    3.50%
97..............................    6.45%
98..............................    5.19%
99..............................    2.56%
00..............................    7.43%
01..............................    8.00%
02..............................    4.72%
03..............................    2.85%
04..............................



Highest Quarterly Return:                 3.23%
  (1/1/95 through 12/31/04)         (2nd Quarter 1995)
Lowest Quarterly Return:                  -0.59%
  (1/1/95 through 12/31/04)         (1st Quarter 1996)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/04
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            X.XX%      X.XX%      X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                X.XX%      X.XX%      X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  X.XX%      X.XX%      X.XX%
------------------------------------------------------------
Merrill Lynch 1-3 Yr.
  Gov./Corp. Index(1)          X.XX%      X.XX%      X.XX%
Lipper Short Investment Grade
  Bond Funds Index             X.XX%      X.XX%      X.XX%


(1) The Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.25%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====




--------------------------------------------------------------------------------

About the Funds                        32                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             33                        About the Funds

AMERICAN BEACON


MONEY MARKET FUND(R)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------


The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the Master Trust.


The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar-denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:


- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.


- The yield paid by the Fund may be affected by the Manager's decisions regarding the Fund's average dollar-weighted maturity. If the Manager sets the Fund's maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund's yield could be less than other money market funds.


Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Investor Profile
----------------

This Fund may be suitable for investors who:


- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income from a highly liquid investment,

- require a short-term investment vehicle for cash when making long-term investment decisions, or

- seek a rate of return that is potentially higher than certificates of deposit or savings accounts.



--------------------------------------------------------------------------------

About the Funds                        34                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


95..........................................................  5.70%
96..........................................................  5.15%
97..........................................................  5.32%
98..........................................................  5.24%
99..........................................................  4.87%
00..........................................................  6.14%
01..........................................................  3.83%
02..........................................................  1.37%
03..........................................................  0.70%
04..........................................................



Highest Quarterly Return:                   1.58%
 (1/1/95 through 12/31/04)         (3rd & 4th Quarter 2000)
Lowest Quarterly Return:                    0.15%
 (1/1/95 through 12/31/04)         (3rd & 4th Quarter 2003)



 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/04
-----------------------------
1 YEAR    5 YEARS    10 YEARS
------    -------    --------
X.XX%      X.XX%      X.XX%




Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.10%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====



(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the Master Trust.



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             35                        About the Funds

AMERICAN BEACON


U.S. GOVERNMENT MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------


The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the Master Trust.


The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

Ordinarily, the Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

Currently, the Manager is the sole investment adviser to the Fund.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

The Fund has a policy of investing exclusively in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Investor Profile
----------------

This Fund may be suitable for investors who:


- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income from a highly liquid investment,

- require a short-term investment vehicle for cash when making long-term investment decisions, or

- seek a rate of return that is potentially higher than certificates of deposit or savings accounts.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at




--------------------------------------------------------------------------------

About the Funds                        36                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

www.aafunds.com to obtain the Fund's current seven-day yield.


                       (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


95..........................................................   5.27%
96..........................................................   4.88%
97..........................................................   5.13%
98..........................................................   5.04%
99..........................................................   4.66%
00..........................................................   5.95%
01..........................................................   3.79%
02..........................................................   1.30%
03..........................................................   0.61%
04..........................................................



Highest Quarterly Return:               1.54%
  (1/1/95 through 12/31/04)       (3rd Quarter 2000)
Lowest Quarterly Return:                0.12%
  (1/1/95 through 12/31/04)    (3rd & 4th Quarter 2003)



AVERAGE ANNUAL TOTAL RETURN
---------------------------
      AS OF 12/31/04
---------------------------
1 YEAR   5 YEARS   10 YEARS
------   -------   --------
X.XX%     X.XX%     X.XX%




Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.10%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====



(1) The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the Master Trust.



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             37                        About the Funds

AMERICAN BEACON


MUNICIPAL MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------


The Fund seeks its investment objective by investing all of its investable assets in the Municipal Money Market Portfolio of the Master Trust.



Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities (although not necessarily backed by the full faith and credit of the U.S. Government); secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.


Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:


- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Investor Profile
----------------

This Fund may be suitable for investors who:


- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income that is generally exempt from Federal income tax,

- require a short-term investment vehicle for cash when making long-term investment decisions, or

- seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts.



--------------------------------------------------------------------------------

About the Funds                        38                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


95..........................................................   3.47%
96..........................................................   3.18%
97..........................................................   3.26%
98..........................................................   3.08%
99..........................................................   2.74%
00..........................................................   3.61%
01..........................................................   2.25%
02..........................................................   0.93%
03..........................................................   0.32%
04..........................................................



Highest Quarterly Return:               0.96%
  (1/1/95 through 12/31/04)       (4th Quarter 2000)
Lowest Quarterly Return:                0.01%
  (1/1/95 through 12/31/04)       (4th Quarter 2003)



 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/04
-----------------------------
1 YEAR    5 YEARS    10 YEARS
------    -------    --------
X.XX%      X.XX%      X.XX%




Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.10%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====



(1) The expense table and the Example below reflect the expenses of both the Fund and the Municipal Money Market Portfolio of the Master Trust.



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................     $XX
3 YEARS.................................    $XXX
5 YEARS.................................    $XXX
10 YEARS................................    $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             39                        About the Funds

The Manager
-----------


The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. Prior to March 1, 2005, the Manager's name was AMR Investment Services, Inc. As of December 31, 2004, the Manager had approximately $XX billion of assets under management, including approximately $XX billion under active management and $XX billion as named fiduciary or financial adviser. Approximately $XX billion of the Manager's total assets under management were related to AMR Corporation.


The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager


- develops the investment programs for each Fund,

- selects and changes sub-advisers and master portfolios, where applicable (subject to requisite approvals),

- allocates assets among sub-advisers,

- monitors the sub-advisers' and master portfolio advisers' investment programs and results,

- coordinates the investment activities of the sub-advisers to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

- with the exception of the International Equity, High Yield Bond and S&P 500 Index Funds, invests the portion of Fund assets which the sub-advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:


- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,

- 0.25% of the net assets of the Short-Term Bond Fund, plus

- 0.10% of the net assets of all other Funds, except the S&P 500 Index Fund.

The Manager receives a fee of 0.10% of the net assets of the Balanced and Enhanced Income Funds (as noted above) plus a fee of 0.15% of each Fund's net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Small Cap Value, International Equity, Emerging Markets, High Yield Bond, Enhanced Income, and Intermediate Bond Funds pay the Manager the amounts due to their respective sub-advisers. The Manager then remits these amounts to the sub-advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


The management fees paid by the Funds for the fiscal year ended October 31, 2004, net of reimbursements and shown as a percentage of average net assets, were as follows:



                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Balanced.............................  X.XX%
Large Cap Value......................  X.XX%
Small Cap Value......................  X.XX%
International Equity.................  X.XX%
Emerging Markets.....................  X.XX%
High Yield Bond......................  X.XX%
Enhanced Income......................  X.XX%
Intermediate Bond....................  X.XX%
Short-Term Bond......................  X.XX%



The management fees paid by the Funds for the fiscal year ended December 31, 2004, net of reimbursements and shown as a percentage of average net assets, were as follows:


                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Money Market.........................  0.10%
U.S. Government Money Market.........  0.10%
Municipal Money Market...............  0.10%


William F. Quinn and Nancy A. Eckl are the leaders of the Manager's portfolio management team that has joint responsibility for the day-to-day management of the Funds, except for the Short-Term Bond, Money Market, U.S. Government Money Market, and Municipal Money Market Funds. Mr. Quinn and Ms. Eckl are responsible for developing each Fund's investment program and recommending sub-advisers to the Funds' Board of Trustees. In addition, Ms. Eckl, in conjunction with the team members listed below, oversees the sub-advisers, reviews each sub-adviser's performance and allocates the Funds' assets among the sub-advisers and the Manager, as applicable.



FUNDS UNDER MANAGEMENT         TEAM MEMBERS
----------------------         ------------
Balanced, Large Cap Value,
  Small Cap Value,
  Intermediate Bond..........  Adriana R. Posada
S&P 500 Index, Enhanced
  Income.....................  Cynthia Thatcher
International Equity,
  Emerging Markets, High       Kirk L. Brown
  Yield Bond.................  Jeremy W. Merchant



Mr. Quinn is President of the Manager and has served on the portfolio management team since the inception of the Funds in 1987. Ms. Eckl has served on the portfolio management team since becoming Vice President of Trust Investments for the Manager in May 1995. Ms. Posada became Manager of Trust Investments and a member of the team in October 1998. Ms. Thatcher is Manager of Trust Investments and became a member of




--------------------------------------------------------------------------------

About the Funds                        40                             Prospectus
the team upon joining the Manager as Trust Analyst in           . Mr. Brown is
Manager of International and Private Investments, and he has served on the portfolio management team since February 1994. Mr. Merchant is Senior Trust Analyst and has served on the portfolio management team since July 2002. Mr. Merchant joined the Manager in March 2000 and had responsibility for client relations and sales support prior to becoming a member of the portfolio management team. The Funds' Statement of Additional Information ("SAI") provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Funds they manage and their compensation.



Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond and Money Market Funds and a portion of the fixed income assets of the Balanced, Enhanced Income and Intermediate Bond Funds. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President of Fixed Income Investments. As the leader of the team, Mr. Fields determines the overall strategy for each Fund under his management. In addition to Mr. Fields, the team responsible for the portfolio management of the Balanced, Enhanced Income, Intermediate Bond and Short-Term Bond Funds includes Patrick A. Sporl and Gyeong Kim. Mr. Sporl has served as the Senior Portfolio Manager to the Balanced Fund since September 2001, to the Enhanced Income Fund since its inception in July 2003 and to the Intermediate Bond and Short-Term Bond Funds since January 1999. He is primarily responsible for implementing the strategy outlined by Mr. Fields by determining the Funds' holdings and characteristics. Ms. Kim has served as Portfolio Manager to the Balanced Fund, Intermediate Bond and Short-Term Bond Funds since November 2002 and to the Enhanced Income Fund since its inception in July 2003. Prior to becoming a Portfolio Manager, Ms. Kim had been the Manager of Credit Research and Analysis for the Manager since June 1998. She has responsibility for credit and relative value analysis of corporate bonds. The Funds' SAI provides additional information about Mr. Fields, Mr. Sporl, and Ms. Kim, including other accounts they manage, their ownership in the Funds they manage and their compensation.



SSgA
----


The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio (the "State Street Portfolio"), which is managed by SSgA. SSgA is located at One Lincoln Street, Boston, Massachusetts 02111. As of November 30, 2004, SSgA managed approximately $XX billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $X trillion in assets. SSgA serves as investment adviser, and State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent to the State Street Portfolio. As compensation for SSgA's services as investment adviser and State Street's service as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the State Street Portfolio, including ordinary legal and audit expenses), State Street receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the State Street Portfolio. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.] The Funds' SAI provides additional information about [the portfolio managers], including other accounts they manage, their ownership in the Portfolio and their compensation.


The Sub-Advisers
----------------


The Manager is the sole investment adviser to the Money Market Funds and the Short-Term Bond Fund. Except for these Funds, each Fund's assets are allocated among one or more sub-advisers by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another sub-adviser. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other sub-advisers. The assets of the Enhanced Income Fund are allocated by the Manager between the Manager and another sub-adviser. Each sub-adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisers without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board") and for those Funds that invest their assets in the Master Trust, approval of the Master Trust Board. The Prospectus will be supplemented if additional sub-advisers are retained or the contract with any existing sub-adviser is terminated.



Set forth below is a brief description of each sub-adviser and the portfolio managers with primary responsibility for the management of the Funds. The Funds' SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds they manage and their compensation.



BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2004, Barrow had discretionary investment management authority with respect to approximately $XX billion of assets, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as a sub-adviser to the Balanced, Large Cap Value, Small Cap Value, Intermediate Bond, and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow. [Insert each portfolio manager's name, title,



--------------------------------------------------------------------------------

Prospectus                             41                        About the Funds
length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2004, Brandywine had assets under management totaling approximately $XX billion, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as a sub-adviser to the Balanced, Large Cap Value and Small Cap Value Funds. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



CALAMOS ADVISORS LLC ("CALAMOS"), 1111 E. Warrenville Road, Naperville, Illinois, is an institutional money management firm that has specialized in security research and money management since 1977. Calamos is a wholly owned subsidiary of Calamos Holdings, LLC. As of December 31, 2004, Calamos had assets under management totaling approximately $XX billion, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Calamos serves as a sub-adviser to the Enhanced Income Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is a professional international and global equity asset management firm. Causeway began operations in June 2001 and was founded by the key international value equity management personnel at the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P., a former sub-adviser to the International Equity Fund. As of December 31, 2004, Causeway had approximately $XX billion in assets under management, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as a sub-adviser to the International Equity Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-adviser to the Funds. As of December 31, 2004, Hotchkis had approximately $XX billion in assets under management, including approximately $XXX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as a sub-adviser to the Balanced, Large Cap Value and Small Cap Value Funds. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



LAZARD ASSET MANAGEMENT LLC ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment adviser, is a subsidiary of Lazard Freres & Co. LLC, a registered broker-dealer. Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $XX billion as of December 31, 2004, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as a sub-adviser to the International Equity Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("METWEST CAPITAL"), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is a professional investment counseling firm founded in 1997. The firm is majority owned by its key professionals and minority owned by Metropolitan West Financial, LLC. As of December 31, 2004, MetWest Capital had approximately $XX billion of assets under management, which included approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest Capital serves as a sub-adviser to the Large Cap Value Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]


MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM INC."), 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated institutional asset management companies, managed assets of approximately $XX billion, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. MSIM Inc. serves as a sub-adviser to the Emerging Markets Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]


POST ADVISORY GROUP, LLC ("POST"), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a high yield fixed income management firm and the successor advisory entity of Post Advisory Group, Inc., initially founded by Lawrence Post in April 1992. Post is majority owned by Principal Global Investors, LLC. As of December 31, 2004, Post had assets under management totaling approximately $XX billion, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Post serves as sub-adviser to the High Yield Bond Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]

TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned



--------------------------------------------------------------------------------

About the Funds                        42                             Prospectus
subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $XX billion in assets under management as of December 31, 2004. Of this amount, approximately $XX billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-adviser to the International Equity Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]


THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2004 were $XX billion, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The Boston Company serves as a sub-adviser to the Small Cap Value, International Equity and Emerging Markets Funds. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]


All other assets of AMR Corporation and its affiliates under management by each respective sub-adviser (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each sub-adviser. Including these assets lowers the investment advisory fees for each applicable Fund.



Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Money Market Funds are valued in accordance with the amortized cost method, which is designed to enable those Funds to maintain a stable NAV of $1.00 per share. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.



Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund's or Portfolio's applicable Board of Trustees, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security's trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security's true market value. In addition, if a significant event, as determined by the Manager, that may affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of the Fund's NAV, fair value pricing would be used on the affected security or securities. Fair value pricing may be used by any of the Funds, but certain Funds are more likely to hold securities requiring fair value pricing. The Emerging Markets and International Equity Funds often fair value securities as a result of significant events occurring after the close of the foreign markets in which these Funds invest. In addition, the High Yield Bond Fund may invest in illiquid securities requiring fair value pricing.



Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds' fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Funds' fair valuation procedures.

The NAV of PlanAhead Class shares will be determined based on a pro rata allocation of the Fund's or Portfolio's (as applicable) investment income, expenses and total capital gains and losses. Except for the Money Market and U.S. Government Money Market Funds, each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. The NAV per share for the Money Market and U.S. Government Money Market Funds is typically determined as of 5:00 p.m. Eastern Time, on each day on which the Exchange is open for business. On days when the financial markets in which these Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Money Market Funds are also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Money Market Fund, at its discretion, may designate other days as a business day on which it will accept purchases and redemptions (but typically not exchanges between a Money Market Fund and another American AAdvantage Fund). Because the International Equity and Emerging Markets Funds (the "International Funds") invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of the International Funds may change on days when shareholders will not be able to purchase or redeem the International Funds' shares.



--------------------------------------------------------------------------------

Prospectus                             43                        About the Funds

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------
PlanAhead Class shares are offered to all investors, including investors using intermediary organizations such as discount brokers or plan sponsors and retirement accounts.


Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by:


- calling (800) 388-3344, or

- visiting the Funds' web site at www.aafunds.com and downloading an account application.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and Social Security numbers for persons authorized to provide instructions on the account. The Funds are required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and

                                    Mail to:

                             American Beacon Funds

                                P.O. Box 219643
                           Kansas City, MO 64121-9643

Purchase Policies
-----------------
Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for business. In addition, a Money Market Fund may, at its discretion, accept orders on days when the Exchange is closed. Shares of the Money Market Funds are not offered and orders are not accepted on Columbus Day and Veterans Day.

                             PURCHASE ORDER DEADLINE
FUND                             (EASTERN TIME)
----                         -----------------------
Municipal Money Market             11:45 a.m.*
Money Market and U.S.
  Government Money Market           5:00 p.m.**
All other Funds                     4:00 p.m.*

    *or the close of the Exchange (whichever comes first)
   **or such other time as may be designated by the Fund


If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks, money orders, cashier's checks, official checks, or third party checks. No sales charges are assessed on the purchase or sale of Fund shares.


Redemption Policies
-------------------

Shares of any Fund may be redeemed by telephone, by pre-authorized automatic redemption, via the Funds' web site, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order, minus a redemption fee, if applicable. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by the deadlines listed below or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call (800) 388-3344.

                         REDEMPTION REQUEST DEADLINE
FUND                           (EASTERN TIME)
----                     ---------------------------
Money Market and
  U.S. Government
  Money Market                     3:00 p.m.*
Municipal Money Market            11:45 a.m.*
All other Funds                    4:00 p.m.**

    *Wire proceeds from requests received by this time are generally transmitted to shareholders on the same day.

   **Wire proceeds from requests received by this time are generally transmitted to shareholders on the next day the Funds are open for business.

In any event, proceeds from a redemption order for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to 15 days.

A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund or Emerging Markets Fund that you have owned for less than 30 days or 90 days, respectively. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in and out of the Fund. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purposes of assessing the redemption fee. The redemption fee is not imposed on shares acquired through the reinvestment of distributions or


--------------------------------------------------------------------------------
About Your Investment                  44                             Prospectus
shares redeemed through pre-authorized automatic redemption plans. In addition, the redemption fee may not apply to arrangements through financial intermediaries. The redemption fee will be imposed on shares held in retirement plans to the extent that plan intermediaries are able to charge the fee to plan participants for credit to the applicable Fund. See the section titled Market Timing for additional information.


The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund or the Fund's corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.



Exchange Policies

-----------------


Shares of the PlanAhead Class of any Fund may be exchanged for shares of the PlanAhead Class of another Fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled Purchase Policies and Redemption Policies for additional limitations that apply to purchases and redemptions. To exchange out of a Fund and into another, a shareholder must have owned shares of the redeeming Fund for at least 15 days. The minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in states in which they can be legally sold. The Funds will not accept more than one exchange in and out of any Fund (except for the Money Market Funds) within any three-month period. The Funds reserve the right to terminate the exchange privilege of any shareholder who violates the limit on exchanges. In addition, the Funds may reject an exchange order or terminate the exchange privilege of a shareholder, if the Manager determines that the shareholder is investing in a Fund to profit in day-to-day fluctuations of the Fund's NAV, also known as market timing, regardless of whether the shareholder violated the Funds' stated policy on the frequency of exchanges. See the section titled Market Timing for additional information on the Funds' policies to deter market timing.




--------------------------------------------------------------------------------
Prospectus                             45                  About Your Investment

HOW TO PURCHASE SHARES
By Check

- The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by check is $50.
- Make check payable to the American Beacon Funds.
- Include the shareholder's account number, Fund name, and Fund number on the check.
- Mail check to:
  American Beacon Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
By Wire

If your account has been established, you may call (800)
388-3344 to purchase shares by wire. The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by wire is $500. Send a bank wire to State
Street Bank and Trust Co. with these instructions:
- ABA# 0110-0002-8; AC-9905-342-3,
- Attn: American Beacon Funds-PlanAhead Class,
- the Fund name and Fund number, and
- shareholder's account number and registration.
Via "My Account" on www.aafunds.com

- Funds will be transferred automatically from your bank account via Automated Clearing House ("ACH") if valid bank instructions were included on your application. If not, please call (800) 388-3344 to establish bank instructions prior to the purchase.
- The minimum amount for each subsequent investment is $50.
By Pre-Authorized Automatic Investment

- The minimum account size of $2,500 must be met before establishing an automatic investment plan.
- Fill in required information on the account application, including amount of automatic investment ($50 minimum).
  Attach a voided check to the account application.
- An automatic investment plan may also be established through www.aafunds.com.
- Funds will be transferred automatically from your bank account via ACH on or about the 5th day of each month or quarter, depending upon which periods you specify. If you establish your automatic investment plan through www.aafunds.com, you can choose the date and frequency of transfer.
By Exchange

- Send a written request to the address above, call (800)
  388-3344 and use the Automated Voice Response System or speak to a representative, or visit www.aafunds.com.
- A $2,500 minimum is required to establish a new account in the PlanAhead Class of another American Beacon Fund by making an exchange.
- The minimum amount for each exchange is $50.




--------------------------------------------------------------------------------
About Your Investment                  46                             Prospectus

HOW TO REDEEM SHARES
By Telephone

- Call (800) 388-3344 to request a redemption.
- Telephone redemption orders are limited to $50,000 within any 30 day period.
- Proceeds will generally be mailed only to the account address of record or transmitted by wire ($500 minimum and $10 fee) to a commercial bank account designated on the account application form.
By Mail

Write a letter of instruction including:
- the Fund name and Fund number,
- shareholder account number,
- shares or dollar amount to be redeemed, and
- authorized signature(s) of all persons required to sign for the account.
  Mail to:
  American Beacon Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
- Proceeds will only be mailed to the account address of record or transmitted by wire ($500 minimum and $10 fee) to a commercial bank account designated on the account application form.
A STAMP2000 Medallion Imprint signature guarantee is required for redemption orders:
- in amounts of $50,000 or more,
- with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
- for an account whose address has changed within the last
  30 days if proceeds are sent by check.

Via "My Account" on www.aafunds.com

- Proceeds will only be mailed to the account address of record, transmitted by wire to a commercial bank account designated on the account application form or transferred via ACH to your bank account as designated on the account application form.
- If bank instructions were not included on the account application form, please call (800) 388-3344 to establish bank instructions.
- The minimum amount is $500 for a wire and $50 for a check or ACH.
- A $10 fee is charged for each wire.
By Shareholder Draft

(Money Market Funds' shareholders only)
Choose the check writing feature on the account application or establish via www.aafunds.com.
- Minimum check amount is $100.
- A $2 service fee per check is charged for check copies.
By Pre-Authorized Automatic Redemption

- Fill in required information on the account application or establish via www.aafunds.com ($50 minimum).
- Proceeds will be transferred automatically from your Fund account to your bank account via ACH on or about the 15th day of each month. If you establish automatic redemption through www.aafunds.com, you can choose the date and frequency of transfer.
By Exchange

- Send a written request to the address above, call (800)
  388-3344 and use the Automated Voice Response System or speak to a representative, or visit www.aafunds.com.
- A $2,500 minimum is required to establish a new account in the PlanAhead Class of another American Beacon Fund by making an exchange.
- The minimum amount for each exchange is $50.




--------------------------------------------------------------------------------
Prospectus                             47                  About Your Investment

General Policies
----------------

If a shareholder's account balance in any Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,


- modify or terminate the exchange privilege at any time, and


- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries. Thus, an order to purchase or sell Fund shares will be priced at the Fund's next determined NAV after receipt by the financial intermediary.



Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.



Market Timing

-------------


Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund's NAV is known as market timing. Market timing by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and (iii) interference with the portfolio manager's ability to execute efficient investment strategies. The Funds' Board of Trustees has adopted policies and procedures intended to discourage market timing. These policies include a redemption fee imposed on the Emerging Markets and International Equity Funds, which is described in the Redemption Policies section. In addition, the Funds have established limitations on exchanges between Funds, which are described in the Exchange Policies section. In general, the Funds reserve the right to reject any order, terminate the exchange privilege or liquidate the account of any shareholder that the Manager determines has engaged in market timing.



Certain third parties that offer Fund shares have informed the Funds that they are unable to enforce the Fund's policies to discourage market timing. In addition, certain third parties do not provide information to the Funds regarding the activity of the underlying shareholders in omnibus accounts. Therefore, the Funds do not have the information necessary to detect market timing by those underlying shareholders. In some cases, third parties that offer Fund shares may provide exemptions from the Funds' market timing policies, or they may have even stricter policies to deter market timing. For more information, please contact the financial institution through which you invest in the Funds.


Distributions and Taxes
-----------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:

                                                    OTHER
                                                DISTRIBUTIONS
FUND                        DIVIDENDS PAID          PAID
----                        --------------      -------------
Balanced                       Annually           Annually
Large Cap Value                Annually           Annually
Small Cap Value                Annually           Annually
International Equity           Annually           Annually
Emerging Markets               Annually           Annually
S&P 500 Index            April, July, October     Annually
                             and December
High Yield Bond                Monthly            Annually
Enhanced Income                Monthly            Annually
Intermediate Bond              Monthly            Annually
Short-Term Bond                Monthly            Annually
Money Market                   Monthly            Monthly
U.S. Government Money          Monthly            Monthly
  Market
Municipal Money Market         Monthly            Monthly

Usually, any dividends (except those paid by the Municipal Money Market Fund) and distributions of net realized gains are taxable events. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations may be exempt from state and local income taxes. Shareholders may realize a taxable gain or loss when redeeming or exchanging shares (other than shares of the Money Market Funds). That gain or loss may be treated as a short-term or long-term capital gain or loss, depending on how long the sold or exchanged shares were held. The fol-


--------------------------------------------------------------------------------
About Your Investment                  48                             Prospectus
lowing table outlines the typical tax liabilities for transactions in taxable accounts:

TYPE OF TRANSACTION                   TAX STATUS
-------------------                   ----------
Dividends from net investment         Ordinary income
  income*
Distributions of realized net         Ordinary income
  short-term capital gains*
Distributions of gains from certain   Ordinary income
  foreign currency transactions*
Distributions of realized net         Long-term capital
  long-term capital gains*              gains
Sales or exchanges of shares owned    Long-term capital
  for more than one year                gains or losses
Sales or exchanges of shares owned    Net gains are treated
  for one year or less                  as ordinary income;
                                        net losses are
                                        subject to special
                                        rules

   *whether reinvested or taken in cash

Some foreign countries may impose taxes on dividends paid to and gains realized by the International Funds. An International Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.

A portion of the dividends paid by the Balanced Fund, the Large Cap Value Fund, the Small Cap Value Fund, the S&P 500 Index Fund, the High Yield Bond Fund, and the Enhanced Income Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion for any Fund may not exceed its aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax ("AMT"). An International Fund's dividends most likely will not qualify for the dividends-received deduction because none of the dividends it receives are expected to be paid by U.S. corporations.

The Municipal Money Market Fund expects to designate most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If the Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for AMT. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.


This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisers regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.



ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
---------------------------

The Funds do not incur any direct distribution expenses related to PlanAhead Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the sub-advisers pursuant to their Investment Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.


Master-Feeder Structure
-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        (MASTER-FEEDER STRUCTURE CHART)


Each Master-Feeder Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund, could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.



--------------------------------------------------------------------------------
Prospectus                             49                 Additional Information

Prior to March 1, 2002, the Balanced, Large Cap Value, Small Cap Value, Emerging Markets, Intermediate Bond, and Short-Term Bond Funds invested all of their investable assets in a corresponding portfolio of the Master Trust with a similar name and identical investment objective. On March 1, 2002, the master-feeder structure of these Funds was discontinued, and each Fund now directly purchases securities for investment in accordance with its respective investment objective.



Portfolio Holdings

------------------


A complete listing of each Fund's holdings is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months. To access a Fund's holdings information, click on Funds Info at www.aafunds.com and select Portfolio Holdings under the Fund's name.


Financial Highlights
--------------------


The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund's financial highlights were audited by Ernst & Young LLP, independent auditors. The report of Ernst & Young LLP, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.




--------------------------------------------------------------------------------
Additional Information                 50                             Prospectus

                                                                             BALANCED FUND-PLANAHEAD CLASS
                                                                --------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                                --------------------------------------------------------
                                                                 2003       2002         2001(DEG)    2000(B)     1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                  -------    -------       ---------    -------    -------
Net asset value, beginning of period........................    $ 10.81    $ 11.88        $ 12.08     $ 12.79    $ 14.35
                                                                -------    -------        -------     -------    -------
Income from investment operations:
    Net investment income(AC)...............................       0.36       0.41           0.51        0.53       0.44
    Net gains (losses) on securities (realized and
      unrealized)(C)........................................       1.66      (0.99)         (0.06)         --      (0.39)
                                                                -------    -------        -------     -------    -------
Total income (loss) from investment operations..............       2.02      (0.58)          0.45        0.53       0.05
                                                                -------    -------        -------     -------    -------
Less distributions:
    Dividends from net investment income....................      (0.43)     (0.41)         (0.65)      (0.46)     (0.44)
    Distributions from net realized gains on securities.....         --      (0.08)            --       (0.78)     (1.17)
                                                                -------    -------        -------     -------    -------
Total distributions.........................................      (0.43)     (0.49)         (0.65)      (1.24)     (1.61)
                                                                -------    -------        -------     -------    -------
Net asset value, end of period..............................    $ 12.40    $ 10.81        $ 11.88     $ 12.08    $ 12.79
                                                                =======    =======        =======     =======    =======
Total return................................................      19.36%     (5.18)%         3.84%       4.88%      0.22%
                                                                =======    =======        =======     =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $13,321    $10,561        $12,176     $11,643    $22,753
    Ratios to average net assets (annualized):
        Expenses(C).........................................       0.94%      0.90%          0.84%       0.90%      0.90%
        Net investment income(C)............................       2.40%      2.83%          3.29%       4.01%      3.21%
    Portfolio turnover rate(F)..............................         69%        84%           122%        121%        90%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) GSB Investment Management, Inc. was removed as an investment adviser to the Balanced Fund on March 1, 2000.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio through February 28, 2002.

(D) On September 7, 2001, AMR Investment Services, Inc. assumed management of the fixed income portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(E) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the equity portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(F) The American AAdvantage Balanced Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(G) Independence Investment LLC was removed as an investment adviser to the Balanced Fund on November 30, 2000.



--------------------------------------------------------------------------------
Prospectus                             51                 Additional Information

                                                                      LARGE CAP VALUE FUND-PLANAHEAD CLASS
                                                              -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                               2003       2002      2001(B G)    2000(E)    1999(D)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    -------    ---------    -------    -------
Net asset value, beginning of period........................  $ 12.09    $ 14.00     $ 15.40     $ 18.41    $ 20.67
                                                              -------    -------     -------     -------    -------
Income from investment operations:
    Net investment income(AC)...............................     0.10       0.25        0.26        0.60       0.35
    Net gains (losses) on securities (realized and
      unrealized)(C)........................................     3.11      (1.74)      (0.62)      (0.13)      0.01
                                                              -------    -------     -------     -------    -------
Total income (loss) from investment operations..............     3.21      (1.49)      (0.36)       0.47       0.36
                                                              -------    -------     -------     -------    -------
Less distributions:
    Dividends from net investment income....................    (0.25)     (0.25)      (0.55)      (0.43)     (0.36)
    Distributions from net realized gains on securities.....       --      (0.17)      (0.49)      (3.05)     (2.26)
                                                              -------    -------     -------     -------    -------
Total distributions.........................................    (0.25)     (0.42)      (1.04)      (3.48)     (2.62)
                                                              -------    -------     -------     -------    -------
Net asset value, end of period..............................  $ 15.05    $ 12.09     $ 14.00     $ 15.40    $ 18.41
                                                              =======    =======     =======     =======    =======
Total return................................................    26.99%    (11.13)%     (2.47)%      4.56%      1.41%
                                                              =======    =======     =======     =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $21,331    $15,941     $12,280     $11,507    $20,095
    Ratios to average net assets (annualized):
        Expenses(C).........................................     0.95%      0.93%       0.89%       0.84%      0.90%
        Net investment income(C)............................     1.57%      1.53%       1.54%       2.51%      1.62%
    Portfolio turnover rate(F)..............................       27%        34%         60%         58%        33%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Large Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio through February 28, 2002.

(D) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.

(E) GSB Investment Management, Inc. was removed as an investment adviser to the Large Cap Value Fund on March 1, 2000.

(F) The American AAdvantage Large Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(G) Metropolitan West Capital Management, LLC replaced Independence Investment LLC as an investment adviser to the Large Cap Value Fund on December 1, 2000.



--------------------------------------------------------------------------------
Additional Information                 52                             Prospectus

                                                                      SMALL CAP VALUE FUND-PLANAHEAD CLASS
                                                              -----------------------------------------------------
                                                                            YEAR ENDED                    MARCH 1
                                                                            OCTOBER 31,                     TO
                                                              ---------------------------------------   OCTOBER 31,
                                                              2003(D)     2002      2001(C)     2000       1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    -------    -------    ------   -----------
Net asset value, beginning of period........................  $ 11.22    $ 11.64    $10.08     $ 9.05     $ 9.13
                                                              -------    -------    ------     ------     ------
Income from investment operations:
    Net investment income(A)................................     0.05       0.06      0.15       0.08       0.02
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................     5.08       0.36      1.76       1.14      (0.10)
                                                              -------    -------    ------     ------     ------
Total income (loss) from investment operations..............     5.13       0.42      1.91       1.22      (0.08)
                                                              -------    -------    ------     ------     ------
Less distributions:
    Dividends from net investment income....................    (0.12)     (0.08)    (0.18)     (0.02)        --
    Distributions from net realized gains on securities.....    (0.28)     (0.76)    (0.17)     (0.17)        --
                                                              -------    -------    ------     ------     ------
Total distributions.........................................    (0.40)     (0.84)    (0.35)     (0.19)        --
                                                              -------    -------    ------     ------     ------
Net asset value, end of period..............................  $ 15.95    $ 11.22    $11.64     $10.08     $ 9.05
                                                              =======    =======    ======     ======     ======
Total return................................................    47.12%      2.99%    19.58%     13.76%     (0.88)%(E)
                                                              =======    =======    ======     ======     ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $66,906    $16,190    $1,197     $  440     $   74
    Ratios to average net assets (annualized):
        Expenses(A).........................................     1.16%      1.11%     1.17%      1.18%      1.28%
        Net investment income(A)............................     0.39%      0.52%     1.06%      1.71%      0.57%
        Decrease reflected in above expense ratio due to
          absorption of expenses by the Manager(A)..........       --         --        --       0.06%      0.18%
    Portfolio turnover rate(B)..............................       75%        81%       93%        63%        31%(E)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio through February 28, 2002.

(B) The American AAdvantage Small Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(C) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Small Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(D) Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment adviser to the Small Cap Value Fund on September 18, 2003.

(E) Not annualized.



--------------------------------------------------------------------------------
Prospectus                             53                 Additional Information

                                                                    INTERNATIONAL EQUITY FUND-PLANAHEAD CLASS
                                                              -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                              2003(F)      2002      2001(E)      2000      1999(B)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    -------    --------    -------    -------
Net asset value, beginning of period........................  $  11.95    $ 13.58    $  17.72    $ 19.13    $ 16.75
                                                              --------    -------    --------    -------    -------
Income from investment operations:
    Net investment income(AD)...............................      0.22       0.15        0.19       0.31       0.30
    Net gains (losses) on securities (both realized and
      unrealized)(D)........................................      3.46      (1.56)      (2.92)      0.18       2.89
                                                              --------    -------    --------    -------    -------
Total income (loss) from investment operations..............      3.68      (1.41)      (2.73)      0.49       3.19
                                                              --------    -------    --------    -------    -------
Less distributions:
    Dividends from net investment income....................     (0.29)     (0.22)      (0.17)     (0.26)     (0.32)
    Distributions from net realized gains on securities.....        --         --       (1.24)     (1.64)     (0.49)
                                                              --------    -------    --------    -------    -------
Total distributions.........................................     (0.29)     (0.22)      (1.41)     (1.90)     (0.81)
                                                              --------    -------    --------    -------    -------
Net asset value, end of period..............................  $  15.34    $ 11.95    $  13.58    $ 17.72    $ 19.13
                                                              ========    =======    ========    =======    =======
Total return................................................     31.62%    (10.57)%    (16.79)%     2.08%     19.68%
                                                              ========    =======    ========    =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $177,425    $99,636    $113,948    $85,680    $60,602
    Ratios to average net assets (annualized):
        Expenses(D).........................................      1.10%      1.04%       1.10%      1.01%      0.93%
        Net investment income(D)............................      1.68%      1.35%       1.22%      1.43%      1.71%
    Portfolio turnover rate(C)..............................        44%        43%         36%        45%        63%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Morgan Stanley Asset Management, Inc. was replaced by Lazard Asset Management and Independence Investment LLC as investment adviser to the International Equity Fund on March 1, 1999.

(C) The American AAdvantage International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.

(E) Causeway Capital Management, LLC replaced Merrill Lynch Investment Managers, L.P. as investment advisor to the International Equity Fund on August 31, 2001.

(F) Independence Investment LLC was removed as an investment adviser to the International Equity Fund on October 24, 2003.



--------------------------------------------------------------------------------
Additional Information                 54                             Prospectus

                                                                EMERGING MARKETS FUND-
                                                                    PLANAHEAD CLASS
                                                              ---------------------------
                                                              YEAR ENDED    OCTOBER 1, TO
                                                              OCTOBER 31,    OCTOBER 31,
                                                                 2003           2002
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -----------   -------------
Net asset value, beginning of period........................    $ 7.19         $ 6.86
                                                                ------         ------
Income from investment operations:
    Net investment income(A)................................      0.09             --
    Net gains (losses) on securities (both realized and
     unrealized)(A).........................................      3.34           0.33
                                                                ------         ------
Total income (loss) income from investment operations.......      3.43           0.33
                                                                ------         ------
Less distributions:
    Dividends from net investment income....................     (0.07)            --
    Distributions from net realized gains on securities.....        --             --
                                                                ------         ------
Total distributions.........................................     (0.07)            --
                                                                ------         ------
Net asset value, end of period..............................    $10.55         $ 7.19
                                                                ======         ======
Total return................................................     48.07%          4.81%(C)
                                                                ======         ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $  492         $    1
    Ratios to average net assets (annualized):
        Expenses(A).........................................      2.08%          1.87%
        Net investment income (loss)(A).....................      0.57%         (0.25)%
    Portfolio turnover rate(B)..............................        80%            94%(D)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Emerging Markets Portfolio through February 28, 2002.

(B) The American AAdvantage Emerging Markets Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(C) Not annualized.

(D) Portfolio turnover rate is for the period November 1, 2001 through October 31, 2002.



--------------------------------------------------------------------------------
Prospectus                             55                 Additional Information

                                                                          S&P 500 INDEX FUND-PLANAHEAD CLASS
                                                              ----------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                               2003      2002          2001         2000(B)        1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------   -------       -------       -------       ------
Net asset value, beginning of period........................  $ 11.85   $ 15.49       $ 17.99       $20.12        $16.83
                                                              -------   -------       -------       ------        ------
Income from investment operations(A):
    Net investment income...................................     0.15      0.14          0.14         0.13          0.15
    Net gains (losses) on securities (both realized and
      unrealized)...........................................     3.12     (3.64)        (2.39)       (2.00)         3.25
                                                              -------   -------       -------       ------        ------
Total from investment operations............................     3.27     (3.50)        (2.25)       (1.87)         3.40
                                                              -------   -------       -------       ------        ------
Less distributions:
    Dividends from net investment income....................    (0.16)    (0.14)        (0.25)(C)    (0.26)(C)     (0.11)
                                                              -------   -------       -------       ------        ------
Total distributions.........................................    (0.16)    (0.14)        (0.25)       (0.26)        (0.11)
                                                              -------   -------       -------       ------        ------
Net asset value, end of period..............................  $ 14.96   $ 11.85       $ 15.49       $17.99        $20.12
                                                              =======   =======       =======       ======        ======
Total return................................................    27.65%   (22.59)%      (12.48)%      (9.38)%       20.24%
                                                              =======   =======       =======       ======        ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $34,729   $24,885       $32,284       $5,143        $6,173
    Ratios to average net assets (annualized)(A):
        Net investment income...............................     1.16%     1.06%         0.89%        0.66%         0.91%
        Expenses............................................     0.63%     0.55%         0.56%        0.54%         0.55%
        Decrease reflected in above expense ratio due to
          absorption of expenses by State Street, Bankers
          Trust and the Manager.............................     0.01%     0.08%         0.05%        0.16%         0.17%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000 and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

                                                                HIGH YIELD BOND FUND-
                                                                   PLANAHEAD CLASS
                                                              --------------------------
                                                              YEAR ENDED     MARCH 1, TO
                                                              OCTOBER 31,    OCTOBER 31,
                                                                 2003           2002
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -----------    -----------
Net asset value, beginning of period........................   $   9.63        $10.10
                                                               --------        ------
Income from investment operations:
    Net investment income...................................       0.75          0.50
    Net gains (losses) on securities (both realized and
     unrealized)............................................       1.10         (0.47)
                                                               --------        ------
Total income from investment operations.....................       1.85          0.03
                                                               --------        ------
Less distributions:
    Dividends from net investment income....................      (0.75)        (0.50)
                                                               --------        ------
Total distributions.........................................      (0.75)        (0.50)
                                                               --------        ------
Net asset value, end of period..............................   $  10.73        $ 9.63
                                                               ========        ======
Total return................................................      19.57%        (0.26)%(A)
                                                               ========        ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................   $125,654        $4,029
    Ratios to average net assets (annualized):
        Expenses............................................       1.24%         1.27%
        Net investment income...............................       7.11%         7.20%
    Portfolio turnover rate.................................        114%          163%(B)

(A) Not annualized.

(B) Portfolio turnover rate is for the period November 1, 2001 through October 31, 2002.



--------------------------------------------------------------------------------
Additional Information                 56                             Prospectus

                                                                 ENHANCED
                                                               INCOME FUND-
                                                              PLANAHEAD CLASS
                                                              ---------------
                                                                JUNE 30 TO
                                                                OCTOBER 31,
                                                                   2003
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ---------------
Net asset value, beginning of period........................     $  10.00
                                                                 --------
Income from investment operations:
    Net investment income...................................         0.07(B)
    Net losses on securities (both realized and
     unrealized)............................................        (0.04)
                                                                 --------
Total income from investment operations.....................         0.03
                                                                 --------
Less distributions:
    Dividends from net investment income....................        (0.07)
    Distributions from net realized gains on securities.....           --
                                                                 --------
Total distributions.........................................        (0.07)
                                                                 --------
Net asset value, end of period..............................     $   9.96
                                                                 ========
Total return................................................         0.32%(A)
                                                                 ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................     $101,072
    Ratios to average net assets (annualized):
        Expenses............................................         0.93%
        Net investment income...............................         2.20%
    Portfolio turnover rate.................................           57%(A)

(A) Not annualized.

(B) Based on average shares outstanding.

                                                                  INTERMEDIATE BOND FUND-PLANAHEAD CLASS
                                                              ----------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------
                                                               2003      2002      2001      2000      1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------    ------    ------    ------    ------
Net asset value, beginning of period........................  $10.27    $10.34    $ 9.57    $ 9.63    $10.55
                                                              ------    ------    ------    ------    ------
Income from investment operations:
    Net investment income(A)................................    0.39      0.48      0.53      0.59      0.53
    Net gains (losses) on securities (both realized and
     unrealized)(A).........................................    0.04     (0.07)     0.77     (0.06)    (0.63)
                                                              ------    ------    ------    ------    ------
Total income (loss) from investment operations..............    0.43      0.41      1.30      0.53     (0.10)
                                                              ------    ------    ------    ------    ------
Less distributions:
    Dividends from net investment income....................   (0.39)    (0.48)    (0.53)    (0.59)    (0.53)
    Distributions from net realized gains on securities.....      --        --        --        --     (0.29)
                                                              ------    ------    ------    ------    ------
Total distributions.........................................   (0.39)    (0.48)    (0.53)    (0.59)    (0.82)
                                                              ------    ------    ------    ------    ------
Net asset value, end of period..............................  $10.31    $10.27    $10.34    $ 9.57    $ 9.63
                                                              ======    ======    ======    ======    ======
Total return................................................    4.25%     4.10%    13.91%     5.76%    (0.98)%
                                                              ======    ======    ======    ======    ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $1,395    $1,691    $  300    $  102    $1,545
    Ratios to average net assets (annualized):
        Expenses(A).........................................    0.86%     0.86%     0.83%     0.87%     0.85%
        Net investment income(A)............................    3.70%     4.60%     5.04%     6.07%     5.32%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager(A)............      --        --      0.01%     0.02%       --
    Portfolio turnover rate(B)..............................     187%      185%      164%      102%      123%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio through February 28, 2002.

(B) The American AAdvantage Intermediate Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.



--------------------------------------------------------------------------------
Prospectus                             57                 Additional Information

                                                                     SHORT-TERM BOND FUND-PLANAHEAD CLASS
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                               2003           2002      2001      2000      1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------         ------    ------    ------    ------
Net asset value, beginning of period........................  $ 9.45         $ 9.62    $ 9.21    $ 9.30    $ 9.64
                                                              ------         ------    ------    ------    ------
Income from investment operations:
    Net investment income(B)................................    0.39           0.43      0.55      0.59      0.54
    Net gains (losses) on securities (both realized and
      unrealized)(B)........................................   (0.08)         (0.14)     0.41     (0.09)    (0.33)
                                                              ------         ------    ------    ------    ------
Total income from investment operations.....................    0.31           0.29      0.96      0.50      0.21
                                                              ------         ------    ------    ------    ------
Less distributions:
    Dividends from net investment income....................   (0.43)         (0.46)    (0.55)    (0.59)    (0.55)
                                                              ------         ------    ------    ------    ------
Total distributions.........................................   (0.43)         (0.46)    (0.55)    (0.59)    (0.55)
                                                              ------         ------    ------    ------    ------
Net asset value, end of period..............................  $ 9.33         $ 9.45    $ 9.62    $ 9.21    $ 9.30
                                                              ======         ======    ======    ======    ======
Total return................................................    3.38%          3.16%    10.69%     5.56%     2.21%
                                                              ======         ======    ======    ======    ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $5,783         $3,520    $1,257    $  489    $1,638
    Ratios to average net assets (annualized):
        Expenses(B).........................................    0.86%          0.73%     0.75%     0.84%     0.84%
        Net investment income(B)............................    4.00%          4.16%     5.76%     6.29%     5.75%
        Decrease reflected in above expense ratio due to
          absorption of expenses by the Manager(B)..........      --           0.04%       --      0.10%     0.09%
    Portfolio turnover rate(A)..............................      81%            63%      104%       89%      115%

(A) The American AAdvantage Short-Term Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio through February 28, 2002.

                                                                           MONEY MARKET FUND-PLANAHEAD CLASS
                                                      ---------------------------------------------------------------------------
                                                                                                       TWO MONTHS
                                                                YEAR ENDED DECEMBER 31,                  ENDED        YEAR ENDED
                                                      --------------------------------------------    DECEMBER 31,    OCTOBER 31,
                                                        2003        2002        2001        2000          1999           1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:        --------    --------    --------    --------    ------------    -----------
Net asset value, beginning of period................  $   1.00    $   1.00    $   1.00    $   1.00      $   1.00       $   1.00
                                                      --------    --------    --------    --------      --------       --------
    Net investment income(A)........................      0.01        0.01        0.04        0.06          0.01           0.05
    Less dividends from net investment income.......     (0.01)      (0.01)      (0.04)      (0.06)        (0.01)         (0.05)
                                                      --------    --------    --------    --------      --------       --------
Net asset value, end of period......................  $   1.00    $   1.00    $   1.00    $   1.00      $   1.00       $   1.00
                                                      ========    ========    ========    ========      ========       ========
Total return........................................      0.70%       1.37%       3.83%       6.14%         0.89%(B)       4.79%
                                                      ========    ========    ========    ========      ========       ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)........  $126,972    $155,535    $163,825    $299,304      $262,748       $343,532
    Ratios to average net assets (annualized)(A):
        Expenses....................................      0.54%       0.54%       0.55%       0.54%         0.55%          0.53%
        Net investment income.......................      0.71%       1.36%       3.83%       5.95%         5.32%          4.69%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.



--------------------------------------------------------------------------------
Additional Information                 58                             Prospectus

                                                                     U.S. GOVERNMENT MONEY MARKET FUND-PLANAHEAD CLASS
                                                           ---------------------------------------------------------------------
                                                                                                       TWO MONTHS
                                                                   YEAR ENDED DECEMBER 31,               ENDED       YEAR ENDED
                                                           ----------------------------------------   DECEMBER 31,   OCTOBER 31,
                                                            2003        2002       2001      2000         1999          1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:             -------    --------    -------   -------   ------------   -----------
Net asset value, beginning of period.....................  $  1.00    $   1.00    $  1.00   $  1.00     $  1.00        $  1.00
                                                           -------    --------    -------   -------     -------        -------
    Net investment income(A).............................     0.01        0.01       0.04      0.06        0.01           0.05
    Less dividends from net investment income............    (0.01)      (0.01)     (0.04)    (0.06)      (0.01)         (0.05)
                                                           -------    --------    -------   -------     -------        -------
Net asset value, end of period...........................  $  1.00    $   1.00    $  1.00   $  1.00     $  1.00        $  1.00
                                                           =======    ========    =======   =======     =======        =======
Total return.............................................     0.61%       1.30%      3.79%     5.95%       0.86%(B)       4.56%
                                                           =======    ========    =======   =======     =======        =======
Ratios and supplemental data:
    Net assets, end of period (in thousands).............  $26,785    $175,115    $78,934   $65,795     $59,560        $59,960
    Ratios to average net assets (annualized)(A):
        Expenses.........................................     0.58%       0.55%      0.55%     0.60%       0.64%          0.56%
        Net investment income............................     0.72%       1.25%      3.59%     5.81%       5.15%          4.45%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Not annualized.

                                                                        MUNICIPAL MONEY MARKET FUND-PLANAHEAD CLASS
                                                              ----------------------------------------------------------------
                                                                                                     TWO MONTHS
                                                                    YEAR ENDED DECEMBER 31,            ENDED       YEAR ENDED
                                                              -----------------------------------   DECEMBER 31,   OCTOBER 31,
                                                               2003      2002      2001     2000        1999          1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------    ------    ------   ------   ------------   -----------
Net asset value, beginning of period........................  $ 1.00    $ 1.00    $ 1.00   $ 1.00      $ 1.00        $ 1.00
                                                              ------    ------    ------   ------      ------        ------
    Net investment income(A)................................      --(C)   0.01      0.02     0.04        0.01          0.03
    Less dividends from net investment income...............      --(C)  (0.01)    (0.02)   (0.04)      (0.01)        (0.03)
                                                              ------    ------    ------   ------      ------        ------
Net asset value, end of period..............................  $ 1.00    $ 1.00    $ 1.00   $ 1.00      $ 1.00        $ 1.00
                                                              ======    ======    ======   ======      ======        ======
Total return................................................    0.32%     0.93%     2.25%    3.61%       0.52%(B)      2.68%
                                                              ======    ======    ======   ======      ======        ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $3,072    $7,346    $3,669   $5,175      $7,479        $9,795
    Ratios to average net assets (annualized)(A):
        Expenses............................................    0.81%     0.57%     0.58%    0.63%       0.73%         0.65%
        Net investment income...............................    0.36%     0.94%     2.30%    3.48%       3.09%         2.61%
        Decrease reflected in above expense ratio due to
          absorption of expenses by the Manager.............    0.12%       --        --       --          --            --

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Not annualized.

(C) Amount is less than $0.01 per share.



--------------------------------------------------------------------------------
Prospectus                             59                 Additional Information

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION                                                    530092
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 388-3344 OR YOU MAY ACCESS THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS ON THE FUNDS' WEBSITE AT WWW.AAFUNDS.COM.


  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO REDUCE EXPENSES, YOUR FINANCIAL INSTITUTION MAY MAIL ONLY ONE COPY OF THE PROSPECTUS, ANNUAL REPORT, AND SEMI-ANNUAL REPORT TO THOSE ADDRESSES SHARED BY TWO OR MORE ACCOUNTS. IF YOU WISH TO RECEIVE INDIVIDUAL COPIES OF THESE DOCUMENTS, PLEASE CONTACT YOUR FINANCIAL INSTITUTION. THEY WILL BEGIN SENDING YOU INDIVIDUAL COPIES THIRTY DAYS AFTER RECEIVING YOUR REQUEST.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:



(TELEPHONE GRAPHIC)        (MAILBOX GRAPHIC)                (KEYBOARD GRAPHIC)                   (MOUSE GRAPHIC)
   BY TELEPHONE:                BY MAIL:                        BY E-MAIL:                       ON THE INTERNET:
Call (800) 388-3344      American Beacon Funds                   american              Visit our website at www.aafunds.com
                        4151 Amon Carter Blvd.,          -aadvantage.funds@aa.com      Visit the SEC website at www.sec.gov
                                MD 2450
                          Fort Worth, TX 76155


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FUND SERVICE PROVIDERS:

    CUSTODIAN                    TRANSFER AGENT               INDEPENDENT AUDITORS         DISTRIBUTOR
    STATE STREET BANK            BOSTON FINANCIAL             ERNST & YOUNG LLP            SWS FINANCIAL SERVICES
      AND TRUST                    DATA SERVICES              Chicago, Illinois            Dallas, Texas
    Boston, Massachusetts        Kansas City, Missouri

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)


                            SEC File Number 811-4984


American Beacon Funds is a registered service mark of AMR Corporation. PlanAhead Class and American Beacon Money Market Fund are registered service marks of American Beacon Advisors, Inc. American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Enhanced Income Fund, American Beacon Intermediate Bond Fund, American Beacon Short-Term Bond Fund, American Beacon Small Cap Value Fund, American Beacon Municipal Money Market Fund, and American Beacon U.S. Government Money Market Fund are service marks of American Beacon Advisors, Inc. American AAdvantage Funds is a registered service mark of AMR Corporation.




--------------------------------------------------------------------------------

Additional Information                                                Prospectus

    (AMERICAN BEACON FUNDS LOGO)

  (FORMERLY KNOWN AS THE AMERICAN
         AADVANTAGE FUNDS)



           PRIVACY POLICY


             PROSPECTUS

           MARCH 1, 2005


              ENCLOSED


                         AMR CLASS
                                  ------------------------------
                                    - BALANCED FUND

                                    - LARGE CAP VALUE FUND

                                    - LARGE CAP GROWTH FUND

                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - EMERGING MARKETS FUND

                                    - INTERMEDIATE BOND FUND

                                    - SHORT-TERM BOND FUND
              INSTITUTIONAL CLASS
                                  ------------------------------
                                    - MID-CAP VALUE FUND

                                    - S&P 500 INDEX FUND

                                    - SMALL CAP INDEX FUND

                                    - INTERNATIONAL EQUITY INDEX FUND

                                    - HIGH YIELD BOND FUND

                                    - TREASURY INFLATION PROTECTED SECURITIES
                                    FUND


    MANAGED BY AMERICAN BEACON ADVISORS, INC.              This page is not part of the Prospectus.



(LIGHTHOUSE LOGO)

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)


                                 PRIVACY POLICY


The American Beacon Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.


We may collect nonpublic personal information about you from one or more of the following sources:

- information we receive from you on applications or other forms;

- information about your transactions with us or our service providers; and

- information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    This page is not part of the Prospectus.

    (AMERICAN BEACON FUNDS LOGO)


  (FORMERLY KNOWN AS THE AMERICAN
         AADVANTAGE FUNDS)



             PROSPECTUS


           MARCH 1, 2005



                         AMR CLASS

                                  ------------------------------
                                    - BALANCED FUND

                                    - LARGE CAP VALUE FUND

                                    - LARGE CAP GROWTH FUND

                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - EMERGING MARKETS FUND

                                    - INTERMEDIATE BOND FUND

                                    - SHORT-TERM BOND FUND
              INSTITUTIONAL CLASS
                                  ------------------------------
                                    - MID-CAP VALUE FUND

                                    - S&P 500 INDEX FUND

                                    - SMALL CAP INDEX FUND

                                    - INTERNATIONAL EQUITY INDEX FUND

                                    - HIGH YIELD BOND FUND

                                    - TREASURY INFLATION PROTECTED SECURITIES
                                    FUND


                                                           The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the
                                                           investment merit of these Funds. To state otherwise is a criminal
    MANAGED BY AMERICAN BEACON ADVISORS, INC.              offense.



(LIGHTHOUSE LOGO)

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)


TABLE OF CONTENTS



About the Funds

Overview.........................................     2
Balanced Fund....................................     3
Large Cap Value Fund.............................     6
Large Cap Growth Fund............................     8
Mid-Cap Value Fund...............................    10
Small Cap Value Fund.............................    12
International Equity Fund........................    15
Emerging Markets Fund............................    18
S&P 500 Index Fund...............................    21
Small Cap Index Fund.............................    23
International Equity Index Fund..................    25
High Yield Bond Fund.............................    28
Intermediate Bond Fund...........................    31
Short-Term Bond Fund.............................    33
Treasury Inflation Protected Securities Fund.....    35
Historical Performance of Accounts Similar to the
  Mid-Cap Value Fund.............................    37
The Manager......................................    38
SSgA and Fund Asset Management...................    39
The Sub-Advisers.................................    39
Valuation of Shares..............................    42

About Your Investment

Purchase and Redemption of Shares................    42
Market Timing....................................
Distributions and Taxes..........................    43

Additional Information

Distribution of Fund Shares......................    43
Master-Feeder Structure..........................    44
Portfolio Holdings...............................
Financial Highlights.............................    44
Additional Information.......................Back Cover


ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview
--------


The American Beacon Funds (the "Funds"), formerly known as the American AAdvantage Funds, are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.


The International Equity, S&P 500 Index, Small Cap Index, and International Equity Index Funds operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio with a similar name and identical investment objective.



- The International Equity Fund invests all of its investable assets in a corresponding portfolio of the American Beacon Master Trust ("Master Trust"), formerly known as the AMR Investment Services Trust. The Master Trust is managed by the Manager.


- The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio. The State Street Equity 500 Index Portfolio is managed by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company.

- The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust"). The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership, the partners of which are Merrill Lynch & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services.

Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".



--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN BEACON


BALANCED FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------

Ordinarily, between 50% and 70% of the Fund's total assets are invested in equity securities and between 30% and 50% of the Fund's total assets are invested in debt securities.


The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").


The Manager currently allocates the Fund's assets among itself and the following three investment sub-advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc.
  Brandywine Asset Management, LLC
  Hotchkis and Wiley Capital Management, LLC

Approximately one third of the Fund's assets are allocated to Barrow, Hanley, Mewhinney & Strauss, Inc. and another third to Brandywine Asset Management, LLC, who each decide the proportion of assets to invest in equity and fixed income securities in accordance with the Fund's guidelines. The remaining third of the Fund's assets is allocated between the Manager, who invests its allocation in fixed income securities, and Hotchkis and Wiley Capital Management, LLC, who invests its allocation in equity securities.

The Fund's sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500--registered trademark-- Index):

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of the Fund's total assets. The Fund, at the discretion of the Manager or the applicable sub-adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the Manager and the sub-advisers generally use a "top-down" or "bottom-up" investment strategy or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its


--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK (STOCKS)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

INTEREST RATE RISK (BONDS)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


SECURITIES SELECTION RISK
Securities selected by the Manager or a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to three broad-based market indices, an index specific to the Fund's strategy and the Lipper Balanced Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices and the index specific to the Fund's strategy do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)




          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................  29.35%
96..........................................................  14.04%
97..........................................................  20.23%
98..........................................................   8.50%
99..........................................................  -3.33%
00..........................................................  10.91%
01..........................................................   5.88%
02..........................................................  -7.09%
03..........................................................  24.51%
04..........................................................



Highest Quarterly Return:                 13.75%
  (1/1/95 through 12/31/04)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -10.61%
  (1/1/95 through 12/31/04)         (3rd Quarter 2002)




--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


                                 AVERAGE ANNUAL TOTAL RETURN
                                 ----------------------------
                                        AS OF 12/31/04
                                 ----------------------------
                                 1 YEAR   5 YEARS    10 YEARS
                                 ------   --------   --------
BALANCED FUND                    X.XX%     X.XX%      X.XX%
S&P 500/Barra Value Index(1)     X.XX%     X.XX%      X.XX%
S&P 500 Index(2)                 X.XX%     X.XX%      X.XX%
Lehman Bros. Aggregate Index(3)  X.XX%     X.XX%      X.XX%
Balanced Composite Index(4)      X.XX%     X.XX%      X.XX%
Lipper Balanced Funds Index      X.XX%     X.XX%      X.XX%


(1) The S&P 500/Barra Value Index is a market-value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.


(4) To reflect the Fund's allocation of its assets between investment grade fixed-income securities and equity securities, the Manager has combined the returns of the S&P 500/Barra Value Index and the Lehman Brothers Aggregate Index in a 60%/40% proportion.



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN BEACON


LARGE CAP VALUE FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2005, the market capitalizations of the companies in the Russell 1000 Index ranged from $XXX million to $XXX billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").


The Manager currently allocates the Fund's assets among four investment sub-advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc.

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

  Metropolitan West Capital Management, LLC


To achieve an approximately equal distribution of the Fund's assets among the sub-advisers, the Manager intends to allocate a larger proportion of the Fund's new assets to Metropolitan West Capital Management, LLC. The remainder of the Fund's new assets will be allocated, generally on an equal basis, among the other three sub-advisers.


The Fund's sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500--registered trademark-- Index):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


---------------

(1)   The Russell 1000(R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper Multi-Cap Value Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................   34.81%
96..........................................................   21.41%
97..........................................................   26.78%
98..........................................................    6.51%
99..........................................................   -4.44%
00..........................................................   11.69%
01..........................................................    2.41%
02..........................................................  -15.69%
03..........................................................   36.15%
04..........................................................



Highest Quarterly Return:                 19.91%
  (1/1/95 through 12/31/04)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -18.59%
  (1/1/95 through 12/31/04)         (3rd Quarter 2002)



                                 AVERAGE ANNUAL TOTAL RETURN
                                 ----------------------------
                                        AS OF 12/31/04
                                 ----------------------------
                                 1 YEAR   5 YEARS    10 YEARS
                                 ------   --------   --------
LARGE CAP VALUE FUND             X.XX%     X.XX%      X.XX%
S&P 500/Barra Value Index(1)     X.XX%     X.XX%      X.XX%
S&P 500 Index(2)                 X.XX%     X.XX%      X.XX%
Lipper Multi-Cap Value Funds
  Index                          X.XX%     X.XX%      X.XX%


(1) The S&P 500/Barra Value Index is a market-value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN BEACON


LARGE CAP GROWTH FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2005, the market capitalizations of the companies in the Russell 1000 Index ranged from $XXX million to $XXX billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks") that the investment sub-advisers believe have above-average growth potential.


The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisers:

  Goldman Sachs Asset Management, L.P. ("GSAM")

  J.P. Morgan Investment Management Inc.
  ("J.P. Morgan")

GSAM utilizes quantitative techniques and fundamental research in seeking to maximize its portion of the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000(R) Growth Index(1). GSAM attempts to structure a portfolio that seeks attractively-valued stocks with positive momentum.

J.P. Morgan attempts to allocate its portion of the Fund's assets across industries in weightings similar to those of the Russell 1000 Growth Index. Within each industry, J.P. Morgan modestly overweights stocks that it determines to be undervalued or fairly valued, while modestly underweighting or not holding stocks that appear overvalued.


The Fund's investment strategies are likely to result in a portfolio turnover rate greater than 100%. Portfolio turnover is a measure of the Fund's trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. Frequent trading by the Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

GROWTH COMPANIES RISK
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

---------------

(1) Russell 1000(R) Index and Russell 1000(R) Growth Index are service marks of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Large-Cap Growth Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01..........................................................  -20.89%
02..........................................................  -28.87%
03..........................................................   31.44%
04..........................................................



Highest Quarterly Return:                 14.87%
  (1/1/01 through 12/31/04)         (4th Quarter 2001)
Lowest Quarterly Return:                 -21.86%
  (1/1/01 through 12/31/04)         (1st Quarter 2001)



                                  AVERAGE ANNUAL TOTAL RETURN
                                  ---------------------------
                                        AS OF 12/31/04
                                  ---------------------------
                                              SINCE INCEPTION
                                  1 YEAR         (7/31/00)
                                  ------      ---------------
LARGE CAP GROWTH FUND              X.XX%           X.XX%
Russell 1000(R) Growth Index(1)    X.XX%           X.XX%
Lipper Large-Cap Growth Funds
  Index                            X.XX%           X.XX%


(1) The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with above-average price-to-book ratios and above-average forecasted growth values.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.



--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN BEACON


MID-CAP VALUE FUND(SM) -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies with market capitalizations between $1 billion and $10 billion at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").


The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")

  Pzena Investment Management, LLC ("Pzena")

In general, the sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap(TM) Index(1)):


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Barrow invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, Barrow seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. Barrow's portfolio will generally consist of 35 to 45 stocks.

Pzena invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or "deep" value portion of its investment universe. Pzena looks for companies within that universe that sell for a low price relative to normal earnings (with "normal earnings" defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company's history and the history of its industry).

Each of the Fund's sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

MID-CAPITALIZATION COMPANIES RISK
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater

---------------

(1)   The Russell Midcap Index is a trademark of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be sensitive to expected changes in interest rates, borrowing costs and earnings.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Performance
-----------


Since the Fund began offering its shares on June 30, 2004, it does not have long-term performance history. Therefore, the Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns. To view the historical performance of similar accounts managed by Barrow and Pzena, please see "Historical Performance of Accounts Similar to the Mid-Cap Value Fund" on page 36.



Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX(1)
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====


(1) Other Expenses are based on estimates for the current fiscal year.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR..................................    $XXX
3 YEARS.................................    $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN BEACON


SMALL CAP VALUE FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------

Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively, "stocks").



The Fund's assets are currently allocated among four investment sub-advisers:



  Barrow, Hanley, Mewhinney & Strauss, Inc.


  ("Barrow")



  Brandywine Asset Management, LLC


  ("Brandywine")



  Hotchkis and Wiley Capital Management, LLC


  ("Hotchkis")



  The Boston Company Asset Management, LLC


  ("The Boston Company")



The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as Hotchkis has closed its small cap product and Barrow has reached the level of small cap assets pledged to the Fund. The Manager is currently allocating all new assets between The Boston Company and Brandywine. However, as The Boston Company approaches the level of small cap assets pledged to the Fund, the Manager may allocate a larger proportion of new assets to Brandywine.


The sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000 (R) Index(1)):

- above-average earnings growth potential,
- below-average price to earnings ratio, and
- below-average price to book value ratio.

Each of the sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

---------------

(1)   Russell 2000 (R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees or expenses. The AMR Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on January 1, 1999. In the chart and table below, performance results before March 1, 1999 are for the older class. Because the other class had lower expenses, its performance was better than the AMR Class of the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

99..........................................................  -5.22%
00..........................................................  19.63%
01..........................................................  28.19%
02..........................................................  -6.44%
03..........................................................  52.07%
04..........................................................



Highest Quarterly Return:                 24.93%
  (1/1/99 through 12/31/04)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -20.79%
  (1/1/99 through 12/31/04)         (3rd Quarter 2002)



                             AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------
                                    AS OF 12/31/04
                          ----------------------------------
                                             SINCE INCEPTION
                          1 YEAR   5 YEARS     (12/31/98)
                          ------   -------   ---------------
SMALL CAP VALUE FUND       X.XX%    X.XX%         X.XX%
Russell 2000(R) Value
  Index(1)                 X.XX%    X.XX%         X.XX%
Lipper Small-Cap Value
  Funds Index              X.XX%    X.XX%         X.XX%


(1) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. The Russell 2000(R) Value Index is a service mark of the Frank Russell Company.



--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                      X.XX%
Distribution (12b-1) Fees                            0.00
Other Expenses                                       X.XX%
                                                    -----
TOTAL ANNUAL FUND OPERATING EXPENSES                 X.XX%
                                                    =====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN BEACON


INTERNATIONAL EQUITY FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------


The Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio of the Master Trust.



Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.



The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment sub-advisers:


  Causeway Capital Management LLC

  Lazard Asset Management LLC

  Templeton Investment Counsel, LLC


  The Boston Company Asset Management, LLC


  ("The Boston Company")



The Boston Company has recently been selected as a sub-adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under The Boston Company's management to approximate that of the other sub-advisers.


The sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock's country, sector or industry):


- above-average return on equity or earnings growth potential,

- below-average price to earnings or price to cash flow ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The sub-advisers may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts or currency futures to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervi-


--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

sion of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

MARKET TIMING RISK

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities.


DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

----------------------
The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper
International Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................   18.01%
96..........................................................   20.06%
97..........................................................    9.88%
98..........................................................   12.07%
99..........................................................   27.21%
00..........................................................   -3.91%
01..........................................................  -15.20%
02..........................................................  -13.93%
03..........................................................   42.21%
04..........................................................



Highest Quarterly Return:                 21.92%
  (1/1/95 through 12/31/04)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -22.36%
  (1/1/95 through 12/31/04)         (3rd Quarter 2002)



                                  AVERAGE ANNUAL TOTAL RETURN
                                  ---------------------------
                                        AS OF 12/31/04
                                  ---------------------------
                                  1 YEAR   5 YEARS   10 YEARS
                                  ------   -------   --------
INTERNATIONAL EQUITY FUND          X.XX%    X.XX%     X.XX%
EAFE Index(1)                      X.XX%    X.XX%     X.XX%
Lipper International Funds Index   X.XX%    X.XX%     X.XX%


(1) The EAFE Index is an unmanaged index of international stock investment performance.



--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====



(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the Master Trust.



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

AMERICAN BEACON


EMERGING MARKETS FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of issuers that:



- are primarily listed on the trading market of an emerging market country;

- are headquartered in an emerging market country; or

- derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:


- has an emerging stock market as defined by the International Finance Corporation ("IFC");

- has a low- to middle-income economy according to the World Bank;

- is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets "Free" Index; or

- has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment sub-advisers:

  Morgan Stanley Investment Management Inc. ("MSIM Inc.")

  The Boston Company Asset Management, LLC
  ("The Boston Company")

MSIM Inc. combines a top-down country allocation investment approach with bottom-up stock selection. MSIM Inc. first allocates its portion of the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSIM Inc. then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, MSIM Inc. emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection, then enhanced by broadly diversified country allocation.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.


--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

MARKET TIMING RISK

Because the Fund invests in foreign securities, it is subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.


EMERGING MARKETS RISK
The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Emerging Markets Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01..........................................................   2.87%
02..........................................................  -3.41%
03..........................................................  58.27%
04..........................................................



Highest Quarterly Return:                 26.03%
  (1/1/01 through 12/31/04)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.36%
  (1/1/01 through 12/31/04)         (3rd Quarter 2001)



                                  AVERAGE ANNUAL TOTAL RETURN
                                  ---------------------------
                                        AS OF 12/31/04
                                  ---------------------------
                                              SINCE INCEPTION
                                  1 YEAR         (7/31/00)
                                  ------      ---------------
EMERGING MARKETS FUND              X.XX%           X.XX%
MSCI Emerging Markets Index(1)     X.XX%           X.XX%
Lipper Emerging Markets Funds
  Index                            X.XX%           X.XX%



(1) The MSCI Emerging Markets Index is a market capitalization-weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.




--------------------------------------------------------------------------------

Prospectus                             19                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $XXX
3 YEARS.................................    $XXX
5 YEARS.................................    $XXX
10 YEARS................................    $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        20                             Prospectus

AMERICAN BEACON


S&P 500 INDEX FUND(1) -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES RISK
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

INVESTMENT RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.


--------------------------------------------------------------------------------

Prospectus                             21                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper S&P 500 Objective Funds Index, a composite of funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees or expenses. The Fund began offering its shares on January 1, 1997. Prior to March 1, 1998, the Fund's shares were offered as AMR Class shares. On March 1, 1998, AMR Class shares of the Fund were designated Institutional Class shares. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

97..........................................................   33.09%
98..........................................................   28.87%
99..........................................................   20.70%
00..........................................................   -9.15%
01..........................................................  -12.12%
02..........................................................  -22.27%
03..........................................................   28.26%
04..........................................................



Highest Quarterly Return:                 21.32%
  (1/1/97 through 12/31/04)         (4th Quarter 1998)
Lowest Quarterly Return:                  -17.43%
  (1/1/97 through 12/31/04)         (3rd Quarter 2002)



                             AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------
                                    AS OF 12/31/04
                          ----------------------------------
                                             SINCE INCEPTION
                          1 YEAR   5 YEARS     (12/31/96)
                          ------   -------   ---------------
S&P 500 INDEX FUND        X.XX%     X.XX%         X.XX%
S&P 500 Index(1)          X.XX%     X.XX%         X.XX%
Lipper S&P 500 Objective
  Funds Index             X.XX%     X.XX%         X.XX%


(1) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees(2)                                  0.045%
Distribution (12b-1) Fees                           0.000
Other Expenses                                      X.XXX
                                                    -----
TOTAL ANNUAL FUND OPERATING EXPENSES                X.XXX%
                                                    =====


(1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

(2) This fee represents the total fees paid by the State Street Equity 500
    Index Portfolio to State Street Bank and Trust Company for its service as administrator, custodian and transfer agent and SSgA's service as investment adviser.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................   $XX
5 YEARS..................................   $XX
10 YEARS.................................  $XXX




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.



--------------------------------------------------------------------------------

About the Funds                        22                             Prospectus

AMERICAN BEACON


SMALL CAP INDEX FUND(SM) -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

To match the performance of the Russell 2000(R) Index(1) (the "Russell 2000" or "Index") as closely as possible before the deduction of Fund expenses.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master Small Cap Index Series of the Index Trust. The investment objective of the Master Small Cap Index Series may be changed without shareholder approval.


The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies weighted by market capitalization, as determined by the Frank Russell Company. As of January 31, 2005, the market capitalizations of the companies in the Russell 2000 Index ranged from $XX million to $XX billion. The Fund will be substantially invested in securities in the Russell 2000, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Russell 2000. The Fund is also a non-diversified fund.


The Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund may invest in derivative instruments, and may invest a substantial portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to

---------------

(1)   The Russell 2000 (R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                             23                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Core Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01.............................    2.07%
02.............................  -20.37%
03.............................   46.90%
04.............................



Highest Quarterly Return:                 23.23%
  (1/1/01 through 12/31/04)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -21.33%
  (1/1/01 through 12/31/04)         (3rd Quarter 2002)



                                     AVERAGE ANNUAL TOTAL
                                            RETURN
                                  --------------------------
                                        AS OF 12/31/04
                                  --------------------------
                                             SINCE INCEPTION
                                  1 YEAR        (7/31/00)
                                  ------     ---------------
SMALL CAP INDEX FUND               X.XX%          X.XX%
Russell 2000 Index(1)              X.XX%          X.XX%
Lipper Small-Cap Core Funds
  Index                            X.XX%          X.XX%


(1) The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.08%(2)
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
Total Annual Fund Operating Expenses                  X.XX%
                                                      ====
Fee Waiver                                            0.07%(2)
NET EXPENSES                                          X.XX%


(1) The expense table and the Example below reflect the expenses of both the Fund and the Master Small Cap Index Series.


(2) FAM has contractually agreed to waive a portion of its investment advisory fee through December 31, 2005. After such waiver, the Management Fee is 0.01%.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because FAM has contractually agreed to waive fees only through December 31, 2005, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR...................................   $XX
3 YEARS..................................   $XX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        24                             Prospectus

AMERICAN BEACON


INTERNATIONAL EQUITY INDEX FUND(SM) -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

To match the performance of the Morgan Stanley Capital International EAFE Index (the "EAFE Index" or "Index") as closely as possible before the deduction of Fund expenses.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master International Index Series of the Index Trust. The investment objective of the Master International Index Series may be changed without shareholder approval.

The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the EAFE Index. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country's relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index's performance.

The Fund will be substantially invested in securities in the Index, and will invest at least 80% of its assets in securities or other financial instruments, which are components of or correlated with, the Index. The Fund is also a non-diversified fund.

The Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund will, under normal circumstances, invest in all of the countries represented in the EAFE Index. The Fund may not, however, invest in all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with market indices or countries included within the EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to the EAFE Index quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities.


--------------------------------------------------------------------------------

Prospectus                             25                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return of the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return of the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                       (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01.............................  -22.14%
02.............................  -15.65%
03.............................   38.87%
04.............................



Highest Quarterly Return:                 19.48%
  (1/1/01 through 12/31/04)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -19.77%
  (1/1/01 through 12/31/04)         (3rd Quarter 2002)



                                 AVERAGE ANNUAL TOTAL RETURN
                                 ---------------------------
                                       AS OF 12/31/04
                                 ---------------------------
                                             SINCE INCEPTION
                                 1 YEAR         (7/31/00)
                                 ------      ---------------
INTERNATIONAL EQUITY INDEX FUND   X.XX%           X.XX%
EAFE Index(1)                     X.XX%           X.XX%
Lipper International Funds
  Index                           X.XX%           X.XX%


(1) Performance is that of the EAFE Index from inception through September 30, 2001 and from June 1, 2002 through December 31, 2002. Performance from October 1, 2001 through May 31, 2002 is that of the Provisional EAFE Index.



--------------------------------------------------------------------------------

About the Funds                        26                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.01%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the Master International Index Series.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR...................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                             27                        About the Funds

AMERICAN BEACON


HIGH YIELD BOND FUND(SM) -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

High current income and capital appreciation.


Principal Strategies
--------------------

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are generally rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment sub-adviser. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager currently allocates all of the Fund's assets to Post Advisory Group, LLC ("Post").


The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.


The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, Post relies heavily on internal research and credit analysis. Post will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.

Post expects to make, to a lesser extent, other investments including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, Post may take short equity positions as a hedge against selected high yield bond positions.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

MARKET RISK
Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.


--------------------------------------------------------------------------------

About the Funds                        28                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

FOREIGN INVESTING RISK
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.


MARKET TIMING RISK


Because the Fund invests in high yield bonds that may lack market liquidity, it is subject to the risk of market timing activities. The limited trading activity of some high yield bonds may result in market prices that do not reflect the true market value of these illiquid securities. In such instances, the Fund may fair value illiquid securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.


HEDGING RISK
Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, Post may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

SECURITIES SELECTION RISK
Securities selected by Post for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------
The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper High Current Yield Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................   8.99%
02..........................................................   7.19%
03..........................................................  18.49%
04..........................................................



Highest Quarterly Return:                 6.83%
  (1/1/01 through 12/31/04)         (4th Quarter 2001)
Lowest Quarterly Return:                  -4.04%
  (1/1/01 through 12/31/04)         (3rd Quarter 2001)



                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/04
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR         (12/29/00)
                                ------       ---------------
HIGH YIELD BOND FUND            X.XX%             X.XX%
Lehman Bros. High Yield
  Index(1)                      X.XX%             X.XX%
Lipper High Current Yield
  Funds Index                   X.XX%             X.XX%



(1) The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed income securities with a maximum credit rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity.




--------------------------------------------------------------------------------

Prospectus                             29                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
Total Annual Fund Operating Expenses                  X.XX%
                                                      ====
Fee Waiver and/or Expense Reimbursement               X.XX%(1)
NET EXPENSES                                          0.90%



(1) The Manager and Post have each contractually agreed to waive a portion of their fees and the Manager has agreed to reimburse the Fund for Other Expenses through October 31, 2005 to the extent that Total Annual Fund Operating Expenses exceed 0.90%. The contractual fee waiver and expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003. Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.90%.



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Because the Manager and Post have contractually agreed to waive fees only through October 31, 2005, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        30                             Prospectus

AMERICAN BEACON


INTERMEDIATE BOND FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------


The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.


The Manager currently allocates the Fund's assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow").

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the Manager or Barrow, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Barrow uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in ex-


--------------------------------------------------------------------------------

Prospectus                             31                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

pected prepayments may result in the extension of a security's effective maturity and a decline in its price.
SECURITIES SELECTION RISK
Securities selected by the Manager or Barrow for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees or expenses. The AMR Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund not offered in this Prospectus has been offered since September 15, 1997. In the chart and table below, performance results before March 1, 1999 are for the other class. Because the other class had slightly higher expenses, its performance was slightly lower than the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                       (AMR BAR CHART)


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

98..........................................................   8.57%
99..........................................................  -2.34%
00..........................................................  10.74%
01..........................................................   8.45%
02..........................................................   8.59%
03..........................................................   4.11%
04..........................................................



Highest Quarterly Return:                 4.72%
  (1/1/98 through 12/31/04)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -1.64%
  (1/1/98 through 12/31/04)         (1st Quarter 1999)



                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/04
                                ----------------------------
                                                     SINCE
                                                   INCEPTION
                                1 YEAR   5 YEARS   (9/15/97)
                                ------   -------   ---------
INTERMEDIATE BOND FUND          X.XX%     X.XX%      X.XX%
Lehman Bros. Aggregate
  Index(2)                      X.XX%     X.XX%      X.XX%(1)
Lipper Intermediate Investment
  Grade Index                   X.XX%     X.XX%      X.XX%


(1) The Since Inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.25%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====



Example
-------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.



--------------------------------------------------------------------------------

About the Funds                        32                             Prospectus

AMERICAN BEACON


SHORT-TERM BOND FUND(SM) -- AMR CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.


Principal Strategies
--------------------


The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.


Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:


- Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

PREPAYMENT AND EXTENSION RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security's effective maturity and a decline in its price.

SECURITIES SELECTION RISK
Securities selected by the Manager for the Fund may not perform to expectations. This could result in the Fund's


--------------------------------------------------------------------------------

Prospectus                             33                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Short Investment Grade Bond Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees or expenses. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................  10.18%
96..........................................................   4.04%
97..........................................................   7.00%
98..........................................................   5.63%
99..........................................................   3.07%
00..........................................................   7.97%
01..........................................................   8.49%
02..........................................................   5.06%
03..........................................................   3.40%
04..........................................................



Highest Quarterly Return:                 3.35%
  (1/1/95 through 12/31/04)         (2nd Quarter 1995)
Lowest Quarterly Return:                  -0.46%
  (1/1/95 through 12/31/04)         (1st Quarter 1996)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/04
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
SHORT-TERM BOND FUND           X.XX%      X.XX%      X.XX%
Merrill Lynch 1-3 Yr Gov./
  Corp. Index(1)               X.XX%      X.XX%      X.XX%
Lipper Short Investment Grade
  Bond Funds Index             X.XX%      X.XX%      X.XX%


(1) The Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       0.25%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====




Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.



--------------------------------------------------------------------------------

About the Funds                        34                             Prospectus

AMERICAN BEACON


TREASURY INFLATION PROTECTED SECURITIES FUND(SM) --
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------



Investment Objective
--------------------

Inflation protection and income.


Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in inflation-indexed debt securities issued by the U.S. Treasury Department and backed by the full faith and credit of the U.S. Government. Up to 20% of the Fund's assets may be invested in inflation-indexed debt securities issued by U.S. Government agencies or instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government), foreign governments, their agencies or instrumentalities, or U.S. and foreign corporations, as well as fixed income securities that are not indexed to inflation.


Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted in order to provide a total return exceeding inflation over the long term. Each inflation-indexed security is tied to a particular inflation index, such as the Consumer Price Index in the U.S. or a comparable measure of inflation in a foreign country. As changes occur in the inflation rate, as represented by the designated index, the value of the security's principal is adjusted by the same proportion. Interest payments are calculated by multiplying the security's fixed coupon rate determined at issuance by the adjusted principal and dividing by the number of interest payments per year.

The Manager currently allocates the Fund's assets, generally on an equal basis, between two sub-advisers:

  Brown Brothers Harriman & Co. ("BBH")

  NISA Investment Advisors, LLC ("NISA")

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as other securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.).

BBH employs a fundamental, bottom-up investment strategy coupled with clearly defined risk parameters designed to capture inefficiencies in the inflation-indexed securities market. NISA's investment process combines strategic (top-down) and tactical (bottom-up) analysis to determine a strategy whose goal is to outperform the Fund's benchmark. The sub-advisers may use derivative instruments, such as futures contracts, options and swap agreements as a hedge against interest rate or foreign currency fluctuations.

Under normal circumstances, the Fund's dollar-weighted average maturity is expected to be between five and twenty years. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations that are not inflation-indexed. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. Although the inflation-indexed securities held by the Fund are protected against loss in principal value due to inflation, their prices will be affected by fluctuations in real interest rates. The price of a fixed income security is also affected by its maturity. Securities with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
Securities issued directly by the U.S. Government are backed by the full faith and credit of the U.S. Government. However, securities issued by U.S. Government agencies and instrumentalities are not necessarily subject to the same guarantee. The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

INCOME RISK
Because the interest and/or principal payments on an inflation-indexed security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. To achieve a total return greater than


--------------------------------------------------------------------------------

Prospectus                             35                        About the Funds

AMERICAN BEACON


TREASURY INFLATION PROTECTED SECURITIES FUND(SM) --
INSTITUTIONAL CLASS -- (CONTINUED)
--------------------------------------------------------------------------------

the rate of inflation over the long term, the portion of the Fund's distributions attributable to inflation adjustments must be reinvested in additional Fund shares.

DEFLATION RISK
In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result, the Fund may suffer a loss during periods of sustained deflation.

DERIVATIVES RISK
The use of derivative instruments requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

FOREIGN INVESTING RISK
The Fund may invest a portion of its assets in securities issued by foreign governments or foreign corporations. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Performance
-----------


Since the Fund began offering its shares on June 30, 2004, it does not have long-term performance history. Therefore, the Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns.


Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Inflation Protected Securities Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        X.XX(1)
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====


(1) Other Expenses are based on estimates for the current fiscal year.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................   $XX
3 YEARS..................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.



--------------------------------------------------------------------------------

About the Funds                        36                             Prospectus

Historical Performance of Accounts
Similar to the Mid-Cap Value Fund
-----------------------------------

The performance shown below consists of the Barrow, Hanley, Mewhinney & Strauss Mid Cap Value Composite (the "Barrow Composite") and the Pzena Mid Cap Value Service Composite (the "Pzena Composite"), which are composites of accounts managed by Barrow and Pzena, respectively, that have investment objectives, policies and strategies substantially similar to those of the Mid-Cap Value Fund. The performance of the composites has been calculated using a time-weighted rate of return and is shown net of all fees and expenses. Applying the Mid-Cap Value Fund's expense structure to the composites would have lowered the performance results shown. Certain restrictions imposed by law on registered investment companies, such as the Mid-Cap Value Fund, are not applicable to the private accounts included in the composites and may have adversely affected the performance of the composites had they been applicable. THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE MID-CAP VALUE FUND. NEITHER THE BAR CHARTS NOR THE TABLES THAT FOLLOW ARE INTENDED TO INDICATE HOW THE MID-CAP VALUE FUND WILL PERFORM IN THE FUTURE.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


00..........................................................    18.18%
01..........................................................    15.61%
02..........................................................   -10.17%
03..........................................................    35.43%
04..........................................................



Highest Quarterly Return:                  19.13%
  (1/1/00 through 12/31/04)          (2nd Quarter 2003)
Lowest Quarterly Return:                   -18.58%
  (1/1/00 through 12/31/04)          (3rd Quarter 2002)


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


99..........................................................    -0.54%
00..........................................................    36.79%
01..........................................................    18.03%
02..........................................................    -9.30%
03..........................................................    41.58%
04..........................................................



Highest Quarterly Return:                  23.68%
  (1/1/99 through 12/31/04)          (2nd Quarter 1999)
Lowest Quarterly Return:                   -20.93%
  (1/1/99 through 12/31/04)          (3rd Quarter 2002)



                                 AVERAGE ANNUAL TOTAL RETURN
                            -------------------------------------
                                       AS OF 12/31/04
                            -------------------------------------
                            1 YEAR   5 YEARS   SINCE INCEPTION(1)
                            ------   -------   ------------------
BARROW COMPOSITE            X.XX%    X.XX%        X.XX%
PZENA COMPOSITE             X.XX%    X.XX%        X.XX%
-----------------------------------------------------------------
Russell Midcap(TM) Value
 Index(2)                   X.XX%    X.XX%        X.XX%
                                                  X.XX%
Lipper Mid-Cap Value Funds
 Index(3)                   X.XX%    X.XX%        X.XX%
                                                  X.XX%


(1) The inception dates of the Barrow and Pzena Composites are 3/31/99 and 9/1/98, respectively. The Since Inception returns for the indices are from 3/31/99 and 8/31/98, respectively.

(2) The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with below-average price-to-book ratios and below-average forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index. Russell Midcap Value Index is a trademark and Russell 1000 Index is a service mark of the Frank Russell Company.

(3) The Lipper Mid-Cap Value Funds Index is a composite of mutual funds with the same investment objective as the Mid-Cap Value Fund.



--------------------------------------------------------------------------------

Prospectus                             37                        About the Funds

The Manager
-----------


The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. Prior to March 1, 2005, the Manager's name was AMR Investment Services, Inc. As of December 31, 2004, the Manager had approximately $XX billion of assets under management, including approximately $XX billion under active management and $XX billion as named fiduciary or financial adviser. Approximately $XX billion of the Manager's total assets under management were related to AMR Corporation.


The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager


- develops the investment programs for each Fund,

- selects and changes sub-advisers and master portfolios, where applicable (subject to requisite approvals),

- allocates assets among sub-advisers,

- monitors the sub-advisers' and master portfolio advisers' investment programs and results,

- coordinates the investment activities of the sub-advisers to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

- with the exception of the Emerging Markets, International Equity, High Yield Bond, S&P 500 Index, Small Cap Index, International Equity Index, and Treasury Inflation Protected Securities Funds, invests the portion of Fund assets that the sub-advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:


- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,

- 0.25% of the net assets of the Short-Term Bond Fund, plus

- 0.10% of the net assets of all other Funds, except the Index Funds.

The Manager receives a fee of 0.10% of the net assets of the Balanced Fund (as noted above) plus a fee of 0.15% of the Fund's net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Large Cap Growth, Mid-Cap Value, Small Cap Value, International Equity, Emerging Markets, High Yield Bond, Intermediate Bond, and Treasury Inflation Protected Securities Funds pay the Manager the amounts due to their respective sub-advisers. The Manager then remits these amounts to the sub-advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


The management fees paid for the Funds for the fiscal year ended October 31, 2004, net of reimbursements and shown as a percentage of average net assets, were as follows:



                                          MANAGEMENT
FUND                                         FEES
----                                      ----------
Balanced................................    X.XX%
Large Cap Value.........................    X.XX%
Large Cap Growth........................    X.XX%
Small Cap Value.........................    X.XX%
International Equity....................    X.XX%
Emerging Markets........................    X.XX%
High Yield Bond.........................    X.XX%
Intermediate Bond.......................    X.XX%
Short-Term Bond.........................    X.XX%



The Mid-Cap Value and Treasury Inflation Protected Securities Funds began operations on June 30, 2004. The combined management fees for the Manager and the sub-advisers to the Mid-Cap Value Fund, as a percentage of net assets, are 0.725% on the first $50 million, 0.625% on the next $50 million, 0.550% on the next $200 million, and 0.500% on assets over $300 million. The combined management fees for the Manager and the sub-advisers to the Treasury Inflation Protected Securities Fund, as a percentage of net assets, are 0.220% on the first $50 million, 0.210% on the next $50 million, 0.175% on the next $400 million, and 0.150% on assets over $500 million.



William F. Quinn and Nancy A. Eckl are the leaders of the Manager's portfolio management team that has joint responsibility for the day-to-day management of the Funds, except for the Short-Term Bond Fund. Mr. Quinn and Ms. Eckl are responsible for developing each Fund's investment program and recommending sub-advisers to the Funds' Board of Trustees. In addition, Ms. Eckl, in conjunction with the team members listed below, oversees the sub-advisers, reviews each sub-adviser's performance and allocates the Funds' assets among the sub-advisers and the Manager, as applicable.



FUNDS UNDER MANAGEMENT         TEAM MEMBERS
----------------------         ------------
Balanced, Large Cap Value,
  Mid-Cap Value, Small Cap
  Value, Intermediate Bond...  Adriana R. Posada
Large Cap Growth, S&P 500
  Index, Small Cap Index,
  International Equity
  Index......................  Cynthia Thatcher
International Equity,
  Emerging Markets, High
  Yield
  Bond, Treasury Inflation     Kirk L. Brown
  Protected Securities.......  Jeremy W. Merchant




--------------------------------------------------------------------------------

About the Funds                        38                             Prospectus

Mr. Quinn is President of the Manager and has served on the portfolio management team since the inception of the Funds in 1987. Ms. Eckl has served on the portfolio management team since becoming Vice President of Trust Investments for the Manager in May 1995. Ms. Posada became Manager of Trust Investments and a member of the team in October 1998. Ms. Thatcher is Manager of Trust Investments and became a member of the team upon joining the Manager as Trust Analyst in
          . Mr. Brown is Manager of International and Private Investments, and he has served on the portfolio management team since February 1994. Mr. Merchant is Senior Trust Analyst and has served on the portfolio management team since July 2002. Mr. Merchant joined the Manager in March 2000 and had responsibility for client relations and sales support prior to becoming a member of the portfolio management team. The Funds' Statement of Additional Information ("SAI") provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Funds they manage and their compensation.



Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond Fund and a portion of the fixed income assets of the Balanced and Intermediate Bond Funds. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President of Fixed Income Investments. As the leader of the team, Mr. Fields determines the overall strategy for each Fund under his management. In addition to Mr. Fields, the team responsible for the portfolio management of the Balanced, Intermediate Bond and Short-Term Bond Funds includes Patrick A. Sporl and Gyeong Kim. Mr. Sporl has served as the Senior Portfolio Manager to the Balanced Fund since September 2001 and to the Intermediate Bond and Short-Term Bond Funds since January 1999. He is primarily responsible for implementing the strategy outlined by Mr. Fields by determining the Funds' holdings and characteristics. Ms. Kim has served as Portfolio Manager to the Balanced Fund, Intermediate Bond and Short-Term Bond Funds since November 2002. Prior to becoming a Portfolio Manager, Ms. Kim had been the Manager of Credit Research and Analysis for the Manager since June 1998. She has responsibility for credit and relative value analysis of corporate bonds. The Funds' SAI provides additional information about Mr. Fields, Mr. Sporl, and Ms. Kim, including other accounts they manage, their ownership in the Funds they manage and their compensation.



SSgA and Fund Asset Management
------------------------------


The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio (the "State Street Portfolio"), which is managed by SSgA. SSgA is located at One Lincoln Street, Boston, Massachusetts 02111. As of November 30, 2004, SSgA managed approximately $XX billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $X trillion in assets. SSgA serves as investment adviser, and State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent to the State Street Portfolio. As compensation for SSgA's services as investment adviser and State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the State Street Portfolio, including ordinary audit and legal expenses), State Street receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the State Street Portfolio. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.] The Funds' SAI provides additional information about [the portfolio managers], including other accounts they manage, their ownership in the Portfolio and their compensation.



The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust") with similar names and identical investment objectives. The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership, the partners of which are Merrill Lynch & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. Assets under management as of January 31, 2005 were approximately $XXX billion. FAM serves as investment adviser and administrator to the Index Trust. As compensation for providing investment advisory services (and for assuming ordinary operating expenses), FAM receives an annualized fee of 0.08% of the average daily net assets of the Master Small Cap Index Series and 0.01% of the average daily net assets of the Master International Index Series. However, FAM has contractually agreed to waive the fee for the Master Small Cap Index Series down to 0.01%, as long as the administrative fee of the Merrill Lynch Fund, which also invests in the Master Small Cap Index Series, is maintained at 0.29%. The Master Small Cap Index Series and the Master International Index Series are managed by the Merrill Lynch Investment Managers Index Management Team. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.] The Funds' SAI provides additional information about [the portfolio managers], including other accounts they manage, their ownership in the Master International Index Series and their compensation. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.] The Funds' SAI provides additional information about [the portfolio managers], including other accounts they manage, their ownership in the Master Small Cap Index Series and their compensation.



The Sub-Advisers
----------------


The Manager is the sole investment adviser to the Short-Term Bond Fund. Except for this Fund, each



--------------------------------------------------------------------------------

Prospectus                             39                        About the Funds

Fund's assets are allocated among one or more sub-advisers by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another sub-adviser. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other sub-advisers. Each sub-adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisers without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board") and for those Funds that invest their assets in the Master Trust, approval of the Master Trust Board. The Prospectus will be supplemented if additional sub-advisers are retained or the contract with any existing sub-adviser is terminated.



Set forth below is a brief description of each sub-adviser and the portfolio managers with primary responsibility for the management of the Funds. The Funds' SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds they manage and their compensation.



BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2004, Barrow had discretionary investment management authority with respect to approximately $XX billion of assets, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as a sub-adviser to the Balanced, Large Cap Value, Mid-Cap Value, Small Cap Value, Intermediate Bond, and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2004, Brandywine had assets under management totaling approximately $XX billion, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as a sub-adviser to the Balanced, Large Cap Value and Small Cap Value Funds. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



BROWN BROTHERS HARRIMAN & CO. ("BBH"), 140 Broadway, New York, New York 10005, is a privately held bank established in 1818. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. As of December 31, 2004, BBH managed approximately $XX billion in assets, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. BBH serves as a sub-adviser to the Treasury Inflation Protected Securities Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is a professional international and global equity asset management firm. Causeway began operations in June 2001 and was founded by the key international value equity management personnel at the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P., a former sub-adviser to the International Equity Fund. As of December 31, 2004, Causeway had approximately $XX billion in assets under management, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as a sub-adviser to the International Equity Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



GOLDMAN SACHS ASSET MANAGEMENT, L.P. ("GSAM"), 32 Old Slip, New York, New York 10005, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). As of December 31, 2004, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $XXX billion, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. GSAM serves as a sub-adviser to the Large Cap Growth Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-adviser to the Funds. As of December 31, 2004, Hotchkis had approximately $XX billion in assets under management, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as a sub-adviser to the Balanced, Large Cap Value and Small Cap Value Funds. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]




--------------------------------------------------------------------------------

About the Funds                        40                             Prospectus

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. MORGAN"), 522 Fifth Avenue, New York, New York 10036, is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. As of December 31, 2004, J.P. Morgan and its affiliates had approximately $XX billion in assets under management, including over $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. J.P. Morgan serves as a sub-adviser to the Large Cap Growth Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



LAZARD ASSET MANAGEMENT LLC ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment adviser, is a subsidiary of Lazard Freres & Co. LLC, a registered broker-dealer. Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $XX billion as of December 31, 2004, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as a sub-adviser to the International Equity Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("METWEST CAPITAL"), 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, is a professional investment counseling firm founded in 1997. The firm is majority owned by its key professionals and minority owned by Metropolitan West Financial, LLC. As of December 31, 2004, MetWest Capital had approximately $XX billion of assets under management, which included approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest Capital serves as a sub-adviser to the Large Cap Value Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM INC."), 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated institutional asset management companies, managed assets of approximately $XX billion, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. MSIM Inc. serves as a sub-adviser to the Emerging Markets Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



NISA INVESTMENT ADVISORS, LLC ("NISA"), 150 N. Meramec Avenue, Suite 640, St. Louis, Missouri 63105, is an employee-owned investment advisory firm that began managing assets in 1994. As of December 31, 2004, NISA had assets of approximately $XX billion under management, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. NISA serves as a sub-adviser to the Treasury Inflation Protected Securities Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



POST ADVISORY GROUP, LLC ("POST"), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a high yield fixed income management firm and the successor advisory entity of Post Advisory Group, Inc., initially founded by Lawrence Post in April 1992. Post is majority owned by Principal Global Investors, LLC. As of December 31, 2004, Post had assets under management totaling approximately $XX billion, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Post serves as sub-adviser to the High Yield Bond Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



PZENA INVESTMENT MANAGEMENT, LLC ("PZENA"), 120 West 45th Street, 34th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of December 31, 2004, Pzena had assets of approximately $XX billion under management, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Pzena serves as a sub-adviser to the Mid-Cap Value Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $XX billion in assets under management as of December 31, 2004. Of this amount, approximately $XX billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-adviser to the International Equity Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2004 were $XX billion, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The Boston Company serves as a sub-adviser to the Emerging Markets, International Equity and Small Cap Value Funds. [Insert each



--------------------------------------------------------------------------------

Prospectus                             41                        About the Funds
portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



All other assets of AMR Corporation, Inc. and its affiliates under management by each respective sub-adviser (except assets managed by Barrow and NISA under the HALO Bond Program) are considered when calculating the fees for each sub-adviser. Including these assets lowers the investment advisory fees for each applicable Fund.



Valuation of Shares
-------------------


The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.



Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund's or Portfolio's applicable Board of Trustees, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security's trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security's true market value. In addition, if a significant event, as determined by the Manager, that may affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of the Fund's NAV, fair value pricing would be used on the affected security or securities. Fair value pricing may be used by any of the Funds, but certain Funds are more likely to hold securities requiring fair value pricing. The Emerging Markets Fund, International Equity Fund and Master International Index Series often fair value securities as a result of significant events occurring after the close of the foreign markets in which these Funds invest. In addition, the High Yield Bond Fund may invest in illiquid securities requiring fair value pricing.



Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds' fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Funds' fair valuation procedures.


The NAV of AMR and Institutional Class shares will be determined based on a pro rata allocation of the Fund's or Portfolio's (as applicable) investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. Because the International Equity, Emerging Markets, and International Equity Index Funds (the "International Funds") invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of the International Funds may change on days when shareholders will not be able to purchase or redeem the International Funds' shares.


ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------


Purchase and Redemption of Shares
---------------------------------


Eligibility
-----------

AMR Class shares are offered only to investors in the tax-exempt retirement and benefit plans of AMR Corporation and its affiliates.


Purchase Policies
-----------------

Shares of the Funds are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for business. If a purchase order is received in good order prior to the deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. No sales charges are assessed on the purchase or sale of Fund shares.


Redemption Policies
-------------------

Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call (800) 492-9063 (for the Institutional Class Funds, please call (800) 658-5811).


--------------------------------------------------------------------------------

About Your Investment                  42                             Prospectus

Proceeds from redemption requests received by 4:00 p.m. Eastern Time are generally transmitted to shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption request for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund or its corresponding portfolio.


General Policies
----------------

The following policies apply to instructions you may provide to the Funds by telephone:


- The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:


- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,

- modify or terminate the exchange privilege at any time,

- limit the number of exchanges between Funds a shareholder may exercise, and

- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


Distributions and Taxes
-----------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:

                                                    OTHER
                                                DISTRIBUTIONS
FUND                        DIVIDENDS PAID          PAID
----                        --------------      -------------
Balanced                       Annually           Annually
Large Cap Value                Annually           Annually
Large Cap Growth               Annually           Annually
Mid-Cap Value                  Annually           Annually
Small Cap Value                Annually           Annually
International Equity           Annually           Annually
Emerging Markets               Annually           Annually
S&P 500 Index            April, July, October     Annually
                             and December
Small Cap Index                Annually           Annually
International Equity
  Index                        Annually           Annually
High Yield Bond                Monthly            Annually
Intermediate Bond              Monthly            Annually
Short-Term Bond                Monthly            Annually
Treasury Inflation
  Protected Securities         Monthly            Annually

The qualified retirement and benefit plans of AMR Corporation and its affiliates ("Plans") pay no federal income tax. Individual participants in the Plans should consult the Plans' governing documents and their own tax advisers for information on the tax consequences associated with participating in the Plans.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
---------------------------

The Funds do not incur any direct distribution expenses related to AMR Class or Institutional Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the sub-advisers pursuant to their Investment Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.



--------------------------------------------------------------------------------
Prospectus                             43                 Additional Information

Master-Feeder Structure
-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        (MASTER-FEEDER STRUCTURE CHART)


Each Master-Feeder Fund can withdraw its investment in its corresponding Portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. A change in a Portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.



Prior to March 1, 2002, the Balanced, Large Cap Value, Small Cap Value, Emerging Markets, Intermediate Bond, and Short-Term Bond Funds invested all of their investable assets in a corresponding portfolio of the Master Trust with a similar name and identical investment objective. On March 1, 2002, the master-feeder structure of these Funds was discontinued, and each Fund now directly purchases securities for investment in accordance with its respective investment objective.



Financial Highlights
--------------------


The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund's financial highlights were audited by Ernst & Young LLP, independent auditors. The report of Ernst & Young LLP, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.




--------------------------------------------------------------------------------
Additional Information                 44                             Prospectus

                                                                                   BALANCED FUND-AMR CLASS
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2003          2002      2001(D)(E)(G)      2000(B)       1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------      --------    -------------      --------    --------
Net asset value, beginning of period........................  $  10.98      $  12.06      $  12.27         $  13.02    $  14.57
                                                              --------      --------      --------         --------    --------
Income from investment operations:
  Net investment income(A) (C)..............................      0.34          0.48(G)       0.56             0.61        0.54
  Net gains (losses) on securities (both realized and
    unrealized)(C)..........................................      1.78         (1.01)(G)      (0.05)          (0.03)      (0.39)
                                                              --------      --------      --------         --------    --------
Total income (loss) from investment operations..............      2.12         (0.53)         0.51             0.58        0.15
                                                              --------      --------      --------         --------    --------
Less distributions:
  Dividends from net investment income......................     (0.50)        (0.47)        (0.72)           (0.55)      (0.53)
  Distributions from net realized gains on securities.......        --         (0.08)           --            (0.78)      (1.17)
                                                              --------      --------      --------         --------    --------
Total distributions.........................................     (0.50)        (0.55)        (0.72)           (1.33)      (1.70)
                                                              --------      --------      --------         --------    --------
Net asset value, end of period..............................  $  12.60      $  10.98      $  12.06         $  12.27    $  13.02
                                                              ========      ========      ========         ========    ========
Total return................................................     20.06%        (4.71)%        4.38%            5.37%       0.83%
                                                              ========      ========      ========         ========    ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $557,612      $487,526      $526,405         $525,040    $840,935
  Ratios to average net assets (annualized):
    Expenses(C).............................................      0.38%         0.35%         0.36%            0.35%       0.34%
    Net investment income(C)................................      2.98%         3.39%(G)       3.77%           4.54%       3.81%
  Portfolio turnover rate(F)................................        69%           84%          122%             121%         90%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) GSB Investment Management, Inc. was removed as an investment adviser to the Balanced Fund on March 1, 2000.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio through February 28, 2002.

(D) On September 7, 2001, AMR Investment Services, Inc. assumed management of the fixed income portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(E) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the equity portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(F) The American AAdvantage Balanced Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(G) Independence Investment LLC was removed as an investment adviser to the Balanced Fund on November 30, 2000.



--------------------------------------------------------------------------------
Prospectus                             45                 Additional Information

                                                                            LARGE CAP VALUE FUND-AMR CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                2003        2002      2001(BG)    2000(E)      1999(D)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------    --------    --------    ----------
Net asset value, beginning of period........................  $  12.40    $  14.34    $  15.75    $  18.77    $    21.03
                                                              --------    --------    --------    --------    ----------
Income from investment operations:
  Net investment income(A)(C)...............................      0.29        0.31        0.34        0.65          0.49
  Net gains (losses) on securities (both realized and
    unrealized)(C)..........................................      3.06       (1.75)      (0.63)      (0.09)        (0.02)
                                                              --------    --------    --------    --------    ----------
Total income (loss) from investment operations..............      3.35       (1.44)      (0.29)       0.56          0.47
                                                              --------    --------    --------    --------    ----------
Less distributions:
  Dividends from net investment income......................     (0.31)      (0.33)      (0.63)      (0.53)        (0.47)
  Distributions from net realized gains on securities.......        --       (0.17)      (0.49)      (3.05)        (2.26)
                                                              --------    --------    --------    --------    ----------
Total distributions.........................................     (0.31)      (0.50)      (1.12)      (3.58)        (2.73)
                                                              --------    --------    --------    --------    ----------
Net asset value, end of period..............................  $  15.44    $  12.40    $  14.34    $  15.75    $    18.77
                                                              ========    ========    ========    ========    ==========
Total return................................................     27.64%     (10.62)%     (1.98)%      5.08%         1.97%
                                                              ========    ========    ========    ========    ==========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $598,869    $511,287    $654,239    $737,111    $1,384,358
  Ratios to average net assets (annualized):
    Expenses(C).............................................      0.39%       0.36%       0.36%       0.34%         0.34%
    Net investment income(C)................................      2.13%       2.06%       2.09%       3.07%         2.17%
  Portfolio turnover rate(F)................................        27%         34%         60%         58%           33%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Large Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio through February 28, 2002.

(D) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.

(E) GSB Investment Management, Inc. was removed as an investment adviser to the Large Cap Value Fund on March 1, 2000.

(F) The American AAdvantage Large Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(G) Metropolitan West Capital Management, LLC replaced Independence Investment LLC as investment adviser to the Large Cap Value Fund on December 1, 2000.

                                                                      LARGE CAP GROWTH FUND-AMR CLASS
                                                              -----------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,          JULY 31 TO
                                                              -------------------------------     OCTOBER 31,
                                                               2003        2002        2001          2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------     -----------
Net asset value, beginning of period........................  $  4.54     $  5.67     $  9.55       $ 10.00
                                                              -------     -------     -------       -------
Income from investment operations:
  Net investment income(A)..................................     0.02        0.02        0.01          0.01
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................     0.93       (1.14)      (3.87)        (0.46)
                                                              -------     -------     -------       -------
Total income (loss) from investment operations..............     0.95       (1.12)      (3.86)        (0.46)
                                                              -------     -------     -------       -------
Less distributions:
  Dividends from net investment income......................    (0.01)      (0.01)      (0.02)           --
                                                              -------     -------     -------       -------
Total distributions.........................................    (0.01)      (0.01)      (0.02)           --
                                                              -------     -------     -------       -------
Net asset value, end of period..............................  $  5.48     $  4.54     $  5.67       $  9.55
                                                              =======     =======     =======       =======
Total return................................................    21.09%     (19.85)%    (40.51)%       (4.50)%(C)
                                                              =======     =======     =======       =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $48,926     $28,017     $23,804       $19,505
  Ratios to average net assets (annualized)(A):
    Expenses................................................     0.68%       0.67%       0.70%         0.74%
    Net investment income...................................     0.40%       0.30%       0.08%         0.25%
    Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager(A)..............       --          --        0.02%         0.14%
  Portfolio turnover rate(B)................................      138%        135%         85%            9%(C)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Growth Portfolio through February 28, 2001.

(B) The American AAdvantage Large Cap Growth Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2001. Portfolio turnover rate through February 28, 2001 was that of the Portfolio.

(C) Not annualized.


--------------------------------------------------------------------------------
Additional Information                 46                             Prospectus

                                                                             SMALL CAP VALUE FUND-AMR CLASS
                                                                ---------------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,              MARCH 1 TO
                                                                ------------------------------------------    OCTOBER 31,
                                                                2003(D)      2002      2001(C)      2000         1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                  --------   --------    --------    -------    -----------
Net asset value, beginning of period........................    $  11.30   $  11.71    $  10.10    $  9.08      $  9.13
                                                                --------   --------    --------    -------      -------
Income from investment operations:
  Net investment income(A)..................................        0.10       0.15        0.15       0.22         0.04
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................        5.15       0.34        1.85       1.04        (0.09)
                                                                --------   --------    --------    -------      -------
Total income (loss) from investment operations..............        5.25       0.49        2.00       1.26        (0.05)
                                                                --------   --------    --------    -------      -------
Less distributions:
  Dividends from net investment income......................       (0.14)     (0.14)      (0.22)     (0.07)          --
  Distributions from net realized gains on securities.......       (0.28)     (0.76)      (0.17)     (0.17)          --
                                                                --------   --------    --------    -------      -------
Total distributions.........................................       (0.42)     (0.90)      (0.39)     (0.24)          --
                                                                --------   --------    --------    -------      -------
Net asset value, end of period..............................    $  16.13   $  11.30    $  11.71    $ 10.10      $  9.08
                                                                ========   ========    ========    =======      =======
Total return................................................       47.93%      3.54%      20.52%     14.19%       (0.55)%(E)
                                                                ========   ========    ========    =======      =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................    $327,542   $181,180    $137,811    $53,715      $64,662
  Ratios to average net assets (annualized):
    Expenses(A).............................................        0.61%      0.56%       0.64%      0.68%       0.70%
    Net investment income(A)................................        0.95%      1.09%       1.55%      1.89%       1.14%
    Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager(A)..............          --         --          --       0.06%       0.24%
  Portfolio turnover rate(B)................................          75%        81%         93%        63%         31%(E)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio through February 28, 2002.
(B) The American AAdvantage Small Cap Value Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.
(C) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Small Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.
(D) Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment adviser to the Small Cap Value Fund on September 18, 2003.
(E) Not annualized.

                                                                          INTERNATIONAL EQUITY FUND-AMR CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                              2003(F)        2002       2001(E)        2000       1999(B)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------     --------     --------     --------     --------
Net asset value, beginning of period........................  $  12.18     $  13.86     $  18.07     $  19.46     $  17.01
                                                              --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income(A)(D)...............................      0.29         0.24         0.28         0.41         0.39
  Net gains (losses) on securities (both realized and
    unrealized)(D)..........................................      3.46        (1.62)       (2.98)        0.20         2.94
                                                              --------     --------     --------     --------     --------
Total income (loss) from investment operations..............      3.75        (1.38)       (2.70)        0.61         3.33
                                                              --------     --------     --------     --------     --------
Less distributions:
  Dividends from net investment income......................     (0.39)       (0.30)       (0.27)       (0.36)       (0.39)
  Distributions from net realized gains on securities.......        --           --        (1.24)       (1.64)       (0.49)
                                                              --------     --------     --------     --------     --------
Total distributions.........................................     (0.39)       (0.30)       (1.51)       (2.00)       (0.88)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................  $  15.54     $  12.18     $  13.86     $  18.07     $  19.46
                                                              ========     ========     ========     ========     ========
Total return................................................     31.77%      (10.26)%     (16.35)%       2.69%       20.27%
                                                              ========     ========     ========     ========     ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $322,801     $264,579     $301,762     $428,329     $602,593
  Ratios to average net assets (annualized):
    Expenses(D).............................................      0.52%        0.49%        0.52%        0.46%        0.39%
    Net investment income(D)................................      2.22%        1.81%        1.78%        1.92%        2.25%
  Portfolio turnover rate(C)................................        44%          43%          36%          45%          63%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.
(B) Morgan Stanley Asset Management, Inc. was replaced by Lazard Asset Management and Independence Investment LLC as investment adviser to the International Equity Fund on March 1, 1999.
(C) The American AAdvantage International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.
(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.
(E) Causeway Capital Management LLC replaced Merrill Lynch Investment Managers, L.P. as investment adviser to the International Equity Fund on August 31, 2001.
(F) Independence Investment LLC was removed as an investment adviser to the International Equity Fund on October 24, 2003.


--------------------------------------------------------------------------------
Prospectus                             47                 Additional Information

                                                                      EMERGING MARKETS FUND-AMR CLASS
                                                              -----------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,          JULY 31, TO
                                                              -------------------------------     OCTOBER 31,
                                                               2003        2002        2001          2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -------     -----------
Net asset value, beginning of period........................  $  7.22     $  6.65     $  8.18       $ 10.00
                                                              -------     -------     -------       -------
Income from investment operations:
  Net investment income(A)..................................     0.07        0.09        0.13            --
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................     3.44        0.59       (1.63)        (1.82)
                                                              -------     -------     -------       -------
Total income (loss) from investment operations..............     3.51        0.68       (1.50)        (1.82)
                                                              -------     -------     -------       -------
Less distributions:
  Dividends from net investment income......................    (0.07)      (0.11)      (0.02)           --
  Distributions from net realized gains on securities.......       --          --       (0.01)           --
                                                              -------     -------     -------       -------
Total distributions.........................................    (0.07)      (0.11)      (0.03)           --
                                                              -------     -------     -------       -------
Net asset value, end of period..............................  $ 10.66     $  7.22     $  6.65       $  8.18
                                                              =======     =======     =======       =======
Total return................................................    48.84%      10.10%     (18.40)%      (18.20)%(C)
                                                              =======     =======     =======       =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $51,498     $32,731     $20,660       $17,308
  Ratios to average net assets (annualized):
    Expenses(A).............................................     1.50%       1.26%       1.30%         1.60%
    Net investment income (loss)(A).........................     0.92%       1.35%       1.76%        (0.19)%
  Portfolio turnover rate(B)................................       80%         94%         95%           23%(C)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Emerging Markets Portfolio through February 28, 2002.

(B) The American AAdvantage Emerging Markets Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(C) Not annualized.

                                                                         S&P 500 INDEX FUND-INSTITUTIONAL CLASS
                                                              ------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                                2003        2002          2001        2000(B)       1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------      --------      --------    --------
Net asset value, beginning of period........................  $  11.96    $  15.62      $  17.99      $  20.05    $  16.78
                                                              --------    --------      --------      --------    --------
Income from investment operations(A):
  Net investment income.....................................      0.21        0.20          0.20          0.23        0.19
  Net gains (losses) on securities (both realized and
    unrealized).............................................      3.14       (3.66)        (2.38)        (2.05)       3.27
                                                              --------    --------      --------      --------    --------
Total from investment operations............................      3.35       (3.46)        (2.18)        (1.82)       3.46
                                                              --------    --------      --------      --------    --------
Less distributions:
  Dividends from net investment income......................     (0.21)      (0.20)        (0.19)(C)     (0.24)(C)    (0.19)
                                                              --------    --------      --------      --------    --------
Total distributions.........................................     (0.21)      (0.20)        (0.19)        (0.24)      (0.19)
                                                              --------    --------      --------      --------    --------
Net asset value, end of period..............................  $  15.10    $  11.96      $  15.62      $  17.99    $  20.05
                                                              ========    ========      ========      ========    ========
Total return................................................     28.26%     (22.27)%      (12.12)%       (9.15)%     20.70%
                                                              ========    ========      ========      ========    ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $245,251    $195,368      $254,289      $321,805    $568,645
  Ratios to average net assets (annualized)(A):
    Net investment income...................................      1.63%       1.47%         1.22%         1.09%       1.28%
    Expenses................................................      0.14%       0.14%         0.15%         0.16%       0.17%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000 and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.



--------------------------------------------------------------------------------
Additional Information                 48                             Prospectus

                                                                SMALL CAP INDEX FUND-INSTITUTIONAL CLASS
                                                              ---------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,        JULY 31 TO
                                                              -----------------------------    DECEMBER 31,
                                                               2003       2002       2001          2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    -------    -------    ------------
Net asset value, beginning of period........................  $  7.70    $  9.79    $  9.69       $10.00
                                                              -------    -------    -------       ------
Income from investment operations(A):
  Net investment income.....................................     0.04       0.11       0.09         0.05
  Net gains (losses) on securities (both realized and
    unrealized).............................................     3.57      (2.10)      0.11        (0.31)
                                                              -------    -------    -------       ------
Total from investment operations............................     3.61      (1.99)      0.20        (0.26)
                                                              -------    -------    -------       ------
Less distributions:
  Dividends from net investment income......................    (0.04)     (0.10)     (0.09)       (0.05)
  Tax return of capital.....................................       --         --      (0.01)          --
                                                              -------    -------    -------       ------
Total distributions.........................................    (0.04)     (0.10)     (0.10)       (0.05)
                                                              -------    -------    -------       ------
Net asset value, end of period..............................  $ 11.27    $  7.70    $  9.79       $ 9.69
                                                              =======    =======    =======       ======
Total return................................................    46.90%    (20.37)%     2.07%       (2.59)%(B)
                                                              =======    =======    =======       ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $67,756    $11,227    $11,803       $4,120
  Ratios to average net assets (annualized)(A):
    Net investment income...................................     1.04%      1.13%      1.36%        1.61%
    Expenses................................................     0.24%      0.20%      0.19%        0.50%
    Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager.................       --         --         --         0.46%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) Not annualized.

                                                                    INTERNATIONAL EQUITY INDEX FUND-
                                                                           INSTITUTIONAL CLASS
                                                              ---------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,        JULY 31 TO
                                                              -----------------------------    DECEMBER 31,
                                                               2003       2002       2001          2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    -------    -------    ------------
Net asset value, beginning of period........................  $  5.86    $  7.07    $  9.21       $10.00
                                                              -------    -------    -------       ------
Income from investment operations(A):
  Net investment income.....................................     0.14       0.11       0.10         0.02
  Net gains (losses) on securities (both realized and
    unrealized).............................................     2.13      (1.23)     (2.12)       (0.72)
                                                              -------    -------    -------       ------
Total from investment operations............................     2.27      (1.12)     (2.02)       (0.70)
                                                              -------    -------    -------       ------
Less distributions:
  Dividends from net investment income......................    (0.12)     (0.09)     (0.09)       (0.03)
  Distributions from net realized gain on investments.......       --         --         --        (0.05)
  Tax return of capital.....................................       --         --      (0.03)       (0.01)
                                                              -------    -------    -------       ------
Total distributions.........................................    (0.12)     (0.09)     (0.12)       (0.09)
                                                              -------    -------    -------       ------
Net asset value, end of period..............................  $  8.01    $  5.86    $  7.07       $ 9.21
                                                              =======    =======    =======       ======
Total return................................................    38.87%    (15.65)%   (22.14)%      (7.03)%(B)
                                                              =======    =======    =======       ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $10,043    $ 4,912    $ 3,773       $3,542
  Ratios to average net assets (annualized)(A):
    Net investment income...................................     2.71%      1.97%      1.49%        0.63%
    Expenses................................................     0.31%      0.25%      0.29%        0.60%
    Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager.................       --         --         --         1.52%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.

(B) Not annualized.



--------------------------------------------------------------------------------
Prospectus                             49                 Additional Information

                                                                    HIGH YIELD BOND FUND-
                                                                     INSTITUTIONAL CLASS
                                                              ----------------------------------
                                                                                    DECEMBER 29,
                                                                  YEAR ENDED            2000
                                                                  OCTOBER 31,            TO
                                                              -------------------   OCTOBER 31,
                                                                2003       2002         2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------   --------   ------------
Net asset value, beginning of period........................  $   9.63   $   9.82     $ 10.00
                                                              --------   --------     -------
Income from investment operations:
    Net investment income...................................      0.78       0.80        0.71
    Net gains (losses) on securities (both realized and
     unrealized)............................................      1.10      (0.19)      (0.18)
                                                              --------   --------     -------
Total income from investment operations.....................      1.88       0.61        0.53
                                                              --------   --------     -------
Less distributions:
    Dividends from net investment income....................     (0.78)     (0.80)      (0.71)
                                                              --------   --------     -------
Total distributions.........................................     (0.78)     (0.80)      (0.71)
                                                              --------   --------     -------
Net asset value, end of period..............................  $  10.73   $   9.63     $  9.82
                                                              ========   ========     =======
Total return................................................     20.11%      6.28%       5.33%(A)
                                                              ========   ========     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $161,380   $104,813     $53,275
    Ratios to average net assets (annualized):
        Expenses............................................      0.90%      0.90%       0.90%
        Net investment income...............................      7.51%      8.02%       8.48%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............      0.10%      0.08%       0.17%
    Portfolio turnover rate.................................       114%       163%        145%(A)

(A) Not annualized.

                                                                            INTERMEDIATE BOND FUND-AMR CLASS
                                                              -------------------------------------------------------------
                                                                                                                  MARCH 1
                                                                         YEAR ENDED OCTOBER 31,                     TO
                                                              ---------------------------------------------     OCTOBER 31,
                                                                2003         2002        2001        2000          1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------     --------     -------     -------     -----------
Net asset value, beginning of period........................  $  10.22     $  10.30     $  9.53     $  9.58       $  9.95
                                                              --------     --------     -------     -------       -------
Income from investment operations:
  Net investment income(A)..................................      0.45         0.53        0.58        0.64          0.39
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................      0.02        (0.08)       0.77       (0.05)        (0.37)
                                                              --------     --------     -------     -------       -------
Total income from investment operations.....................      0.47         0.45        1.35        0.59          0.02
                                                              --------     --------     -------     -------       -------
Less distributions:
  Dividends from net investment income......................     (0.45)       (0.53)      (0.58)      (0.64)        (0.39)
  Distributions from net realized gains on securities.......        --           --          --          --            --
                                                              --------     --------     -------     -------       -------
Total distributions.........................................     (0.45)       (0.53)      (0.58)      (0.64)        (0.39)
                                                              --------     --------     -------     -------       -------
Net asset value, end of period..............................  $  10.24     $  10.22     $ 10.30     $  9.53       $  9.58
                                                              ========     ========     =======     =======       =======
Total return................................................      4.62%        4.57%      14.58%       6.39%        (0.17)%(C)
                                                              ========     ========     =======     =======       =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $131,927     $144,098     $95,820     $40,555       $46,655
  Ratios to average net assets (annualized):
    Expenses(A).............................................      0.32%        0.30%       0.30%       0.39%         0.30%
    Net investment income(A)................................      4.32%        5.23%       5.84%       6.72%         6.12%
  Portfolio turnover rate(B)................................       187%         185%        164%        102%          123%(D)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio through February 28, 2002.

(B) The American AAdvantage Intermediate Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(C) Not annualized.

(D) Portfolio turnover rate is for the period November 1, 1998 through October 31, 1999.



--------------------------------------------------------------------------------
Additional Information                 50                             Prospectus

                                                                         SHORT-TERM BOND FUND-AMR CLASS
                                                              -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                               2003         2002       2001       2000       1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------      -------    -------    -------    -------
Net asset value, beginning of period........................  $  9.44      $  9.60    $  9.20    $  9.29    $  9.62
                                                              -------      -------    -------    -------    -------
Income from investment operations:
  Net investment income(B)..................................     0.42         0.44       0.59       0.63       0.59
  Net gains (losses) on securities (both realized and
    unrealized)(B)..........................................    (0.07)       (0.11)      0.40      (0.09)     (0.33)
                                                              -------      -------    -------    -------    -------
Total income from investment operations.....................     0.35         0.33       0.99       0.54       0.26
                                                              -------      -------    -------    -------    -------
Less distributions:
  Dividends from net investment income......................    (0.48)       (0.49)     (0.59)     (0.63)     (0.59)
                                                              -------      -------    -------    -------    -------
Total distributions.........................................    (0.48)       (0.49)     (0.59)     (0.63)     (0.59)
                                                              -------      -------    -------    -------    -------
Net asset value, end of period..............................  $  9.31      $  9.44    $  9.60    $  9.38    $  9.29
                                                              =======      =======    =======    =======    =======
Total return................................................     3.82%        3.60%     11.07%      6.09%      2.83%
                                                              =======      =======    =======    =======    =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $91,911      $89,932    $81,370    $56,714    $66,767
  Ratios to average net assets (annualized):
    Expenses(B).............................................     0.33%        0.30%      0.33%      0.33%      0.35%
    Net investment income(B)................................     4.54%        4.63%      6.26%      6.88%      6.26%
  Portfolio turnover rate(A)................................       81%          63%       104%        89%       115%

(A) The American AAdvantage Short-Term Bond Fund invested all of its investable assets in its corresponding Portfolio through February 28, 2002. Portfolio turnover rate through February 28, 2002 was that of the Portfolio.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio through February 28, 2002.



--------------------------------------------------------------------------------
Prospectus                             51                 Additional Information

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 345-2345 OR YOU MAY ACCESS THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS ON THE FUNDS' WEBSITE AT WWW.AAFUNDS.COM.


  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION (SAI)
  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:



(TELEPHONE GRAPHIC)         (MAILBOX GRAPHIC)                   (KEYBOARD GRAPHIC)                      (MOUSE GRAPHIC)
   BY TELEPHONE:                BY MAIL:                            BY E-MAIL:                          ON THE INTERNET:
Call (800) 345-2345       American Beacon Funds         american -aadvantage.funds@aa.com     Visit our website at www.aafunds.com
                     4151 Amon Carter Blvd., MD 2450                                          Visit the SEC website at www.sec.gov
                          Fort Worth, TX 76155


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FUND SERVICE PROVIDERS:

    CUSTODIAN                    TRANSFER AGENT                  INDEPENDENT AUDITORS         DISTRIBUTOR
    STATE STREET BANK            STATE STREET BANK               ERNST & YOUNG LLP            SWS FINANCIAL SERVICES
      AND TRUST                    AND TRUST (AMR CLASS)         Chicago, Illinois            Dallas, Texas
    Boston, Massachusetts        Boston, Massachusetts



                                 BOSTON FINANCIAL
                                   DATA SERVICES
                                   (INSTITUTIONAL CLASS)
                                 Kansas City, Missouri

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)

                            SEC File Number 811-4984

American Beacon Funds is a registered service mark of AMR Corporation. American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Large Cap Growth Fund, American Beacon Mid-Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon Small Cap Index Fund, American Beacon International Equity Index Fund, American Beacon High Yield Bond Fund, American Beacon Intermediate Bond Fund, American Beacon Short-Term Bond Fund, American Beacon Treasury Inflation Protected Securities Fund, and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc. American AAdvantage Funds is a registered service mark of AMR Corporation.




--------------------------------------------------------------------------------

Prospectus                                                Additional Information

           SERVICE CLASS


           PRIVACY POLICY



           MARCH 1, 2005

             PROSPECTUS
              ENCLOSED

    (AMERICAN BEACON FUNDS LOGO)

  (FORMERLY KNOWN AS THE AMERICAN
         AADVANTAGE FUNDS)


                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - HIGH YIELD BOND FUND


    MANAGED BY AMERICAN BEACON ADVISORS, INC.              This page is not part of the Prospectus.



(LIGHTHOUSE LOGO)

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)


                                 PRIVACY POLICY


The American Beacon Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.


We may collect nonpublic personal information about you from one or more of the following sources:

- information we receive from you on applications or other forms;

- information about your transactions with us or our service providers; and

- information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    This page is not part of the Prospectus.

           SERVICE CLASS


             PROSPECTUS


           MARCH 1, 2005


    (AMERICAN BEACON FUNDS LOGO)

  (FORMERLY KNOWN AS THE AMERICAN
         AADVANTAGE FUNDS)


                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - HIGH YIELD BOND FUND


                                                           The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the
                                                           investment merit of these Funds. To state otherwise is a criminal
    MANAGED BY AMERICAN BEACON ADVISORS, INC.              offense.



(LIGHTHOUSE LOGO)

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)


                                (SERVICE CLASS)

TABLE OF CONTENTS



About the Funds

Overview.........................................     2
Small Cap Value Fund.............................     3
International Equity Fund........................     6
High Yield Bond Fund.............................    10
The Manager......................................    13
The Sub-Advisers.................................    13
Valuation of Shares..............................    15

About Your Investment

Purchase and Redemption of Shares................    15
Market Timing....................................    18
Distributions and Taxes..........................    18

Additional Information

Distribution of Fund Shares......................    19
Master-Feeder Structure..........................    19
Portfolio Holdings...............................    19
Financial Highlights.............................    20
Additional Information.......................Back Cover


ABOUT THE FUNDS
------------------------------------------------------------

Overview
--------


The American Beacon Funds (the "Funds"), formerly known as the American AAdvantage Funds, are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.



The International Equity Fund operates under a master-feeder structure. This means that the Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust ("Master Trust"), formerly known as the AMR Investment Services Trust, that has a similar name and identical investment objective. The Master Trust is managed by the Manager.


Throughout this Prospectus, statements regarding investments by the International Equity Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" as used throughout the Prospectus includes both the International Equity Fund and its portfolio, unless stated otherwise. See "Master-Feeder Structure".



--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN BEACON


SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------


Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies generally have market capitalizations of $3 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively, "stocks").



The Fund's assets are currently allocated among four investment sub-advisers:



  Barrow, Hanley, Mewhinney & Strauss, Inc.


  ("Barrow")



  Brandywine Asset Management, LLC


  ("Brandywine")



  Hotchkis and Wiley Capital Management, LLC


  ("Hotchkis")



  The Boston Company Asset Management, LLC


  ("The Boston Company")



The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as Hotchkis has closed its small cap product and Barrow has reached the level of small cap assets pledged to the Fund. The Manager is currently allocating all new assets between The Boston Company and Brandywine. However, as The Boston Company approaches the level of small cap assets pledged to the Fund, the Manager may allocate a larger proportion of new assets to Brandywine.



The sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000(R) Index(1)):



- above-average earnings growth potential,

- below-average price to earnings ratio, and

- below-average price to book value ratio.

Each of the sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

---------------

(1) Russell 2000(R) Index is a service mark of the Frank Russell Company.


--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.


FOREIGN INVESTING RISK


Investing in the securities of foreign companies carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, (4) increased price volatility, and (5) adverse impact of conversion to the euro for countries joining the European Monetary Union.


SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be suitable for investors who:


- need to fund a long-term objective, such as a child's education or a comfortable retirement,

- seek a U.S. stock mutual fund that invests in small, less well-known companies,

- want to take advantage of the expertise of value-oriented investment advisers, or

- are willing to accept the increased risks of small stock investing.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small-Cap Value Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Service Class of the Fund began offering its shares on May 1, 2003. However, two other classes of shares of the Fund not offered in this Prospectus began offering their shares on January 1, 1999 and March 1, 1999, respectively. In the chart and table below, performance results before March 1, 1999 are for the Institutional Class, and performance results from March 1, 1999 through April 30, 2003 are for the PlanAhead Class of the Fund. Because the other classes had lower expenses, their performance was better than the Service Class of the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


99..........................................................  -5.01%
00..........................................................  19.03%
01..........................................................  27.24%
02..........................................................  -6.92%
03..........................................................  50.82%
04..........................................................



Highest Quarterly Return:                 24.65%
  (1/1/99 through 12/31/04)         (2nd Quarter 2003)
Lowest Quarterly Return:                 -20.90%
  (1/1/99 through 12/31/04)         (3rd Quarter 2002)



                             AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------
                                    AS OF 12/31/04
                          ----------------------------------
                                             SINCE INCEPTION
                          1 YEAR   5 YEARS     (12/31/98)
                          ------   -------   ---------------
RETURN BEFORE TAXES       X.XX%     X.XX%         X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS           X.XX%     X.XX%         X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES          X.XX%     X.XX%         X.XX%
------------------------------------------------------------
Russell 2000(R) Value
  Index(1)                X.XX%     X.XX%         X.XX%
Lipper Small-Cap Value
  Funds Index             X.XX%     X.XX%         X.XX%


(1) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. Russell 2000 (R) Value Index is a service mark of the Frank Russell Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is


--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.25
Other Expenses                                        X.XX
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                      ====






Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ..................................  $XXX
3 YEARS..................................  $XXX
5 YEARS..................................  $XXX
10 YEARS.................................  $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN BEACON


INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------


The Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio of the Master Trust.



Ordinarily, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.



The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment sub-advisers:



  Causeway Capital Management LLC



  Lazard Asset Management LLC



  Templeton Investment Counsel, LLC



  The Boston Company Asset Management, LLC


  ("The Boston Company")



The Boston Company has recently been selected as a sub-adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under The Boston Company's management to approximate that of the other sub-advisers.


The sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock's country, sector or industry):


- above-average return on equity or earnings growth potential,

- below-average price to earnings or price to cash flow ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The sub-advisers may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts or currency futures to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; (7) delays in transaction settlement in some foreign markets; and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

MARKET TIMING RISK

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.


DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts and foreign currency forward contracts as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the sub-advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

SECURITIES SELECTION RISK
Securities selected by a sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Investor Profile
----------------

This Fund may be appropriate for investors who:


- need to fund a long-term objective that requires growth of capital, such as a child's college education or a comfortable retirement,

- seek to complement U.S. stock holdings with an international stock mutual fund that invests in large, well-capitalized foreign companies,

- want to take advantage of the expertise of leading international equity investment advisers, or

- are willing to accept the increased risks of international investing, including currency and exchange rate risks, accounting differences and political risks.



--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Service Class of the Fund began offering its shares on May 1, 2003. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on August 1, 1994. In the chart and table below, performance results before May 1, 2003 are for the older class of the Fund. Because the other class had lower expenses, its performance was better than the Service Class of the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.


                                (AMR BAR CHART)
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


95..........................................................   17.20%
96..........................................................   19.33%
97..........................................................    9.26%
98..........................................................   11.52%
99..........................................................   26.52%
00..........................................................   -4.36%
01..........................................................  -15.75%
02..........................................................  -14.10%
03..........................................................   41.43%
04..........................................................



Highest Quarterly Return:               21.79%
  (1/1/95 through 12/31/04)       (2nd Quarter 2003)
Lowest Quarterly Return:               -22.51%
  (1/1/95 through 12/31/04)       (3rd Quarter 2002)



                                 AVERAGE ANNUAL TOTAL RETURN
                                -----------------------------
                                       AS OF 12/31/04
                                -----------------------------
                                1 YEAR    5 YEARS    10 YEARS
                                ------    -------    --------
RETURN BEFORE TAXES             X.XX%      X.XX%      X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 X.XX%      X.XX%      X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   X.XX%      X.XX%      X.XX%
-------------------------------------------------------------
EAFE Index(1)                   X.XX%      X.XX%      X.XX%
Lipper International Funds
  Index                         X.XX%      X.XX%      X.XX%


(1) The EAFE Index is an unmanaged index of international stock investment performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(2)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.25
Other Expenses                                        X.XX
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                     =====



(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the Master Trust.



(2) Fee applies to the proceeds of shares that are redeemed within 30 days of their purchase. A $10 fee may also apply if redemption proceeds are sent by wire.



--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $XXX
3 YEARS.................................    $XXX
5 YEARS.................................    $XXX
10 YEARS................................    $XXX




Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN BEACON


HIGH YIELD BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

High current income and capital appreciation.


Principal Strategies
--------------------

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are generally rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment sub-adviser. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager currently allocates all of the Fund's assets to Post Advisory Group, LLC ("Post").


The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.


The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, Post relies heavily on internal research and credit analysis. Post will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.

Post expects to make, to a lesser extent, other investments including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, Post may take short equity positions as a hedge against selected high yield bond positions.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

MARKET RISK
Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

FOREIGN INVESTING RISK
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of conversion to the euro for countries joining the European Monetary Union.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.


MARKET TIMING RISK


Because the Fund invests in high yield bonds that may lack market liquidity, it is subject to the risk of market timing activities. The limited trading activity of some high yield bonds may result in market prices that do not reflect the true market value of these illiquid securities. In such instances, the Fund may fair value illiquid securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities. For further information regarding the Fund's fair valuation and market timing policies, please see the sections titled Valuation of Shares and Market Timing.


HEDGING RISK
Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, Post may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

SECURITIES SELECTION RISK
Securities selected by Post for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INVESTMENT RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper High Current Yield Funds Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Service Class of the Fund began offering its shares on May 1, 2003. However, two other classes of shares of the Fund not offered in this Prospectus began offering their shares on December 29, 2000 and March 1, 2002, respectively. In the chart and table below, performance results before March 1, 2002 are for the Institutional Class, and performance results from March 1, 2002 through April 30, 2003 are for the PlanAhead Class of the Fund. Because the other classes had lower expenses, their performance was better than the Service Class of the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


01..........................................................   8.99%
02..........................................................   6.21%
03..........................................................  17.02%
04..........................................................



Highest Quarterly Return:                 6.83%
  (1/1/01 through 12/31/04)         (4th Quarter 2001)
Lowest Quarterly Return:                  -4.04%
  (1/1/01 through 12/31/04)         (3rd Quarter 2001)




--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


                                AVERAGE ANNUAL TOTAL RETURN
                                ---------------------------
                                      AS OF 12/31/04
                                ---------------------------
                                            SINCE INCEPTION
                                1 YEAR        (12/29/00)
                                ------      ---------------
RETURN BEFORE TAXES              X.XX%           X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  X.XX%           X.XX%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    X.XX%           X.XX%
-----------------------------------------------------------
Lehman Bros. U.S. High Yield
  Index(1)                       X.XX%           X.XX%
Lipper High Current Yield
  Funds Index                    X.XX%           X.XX%



(1) The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed income securities with a maximum credit rating of Ba1, a minimum amount outstanding of $100 million, and at least one year to maturity.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                       X.XX%
Distribution (12b-1) Fees                             0.25
Other Expenses                                        X.XX
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                  X.XX%
                                                     =====





Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $XXX
3 YEARS.................................    $XXX
5 YEARS.................................    $XXX
10 YEARS................................    $XXX





Portfolio Holdings

------------------


A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

The Manager
-----------


The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. Prior to March 1, 2005, the Manager's name was AMR Investment Services, Inc. As of December 31, 2004, the Manager had approximately $XX billion of assets under management, including approximately $XX billion under active management and $XX billion as named fiduciary or financial adviser. Approximately $XX billion of the Manager's total assets under management were related to AMR Corporation.


The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager

- develops the investment programs for each Fund,

- selects and changes sub-advisers (subject to requisite approvals),

- allocates assets among sub-advisers,

- monitors the sub-advisers' investment programs and results,

- coordinates the investment activities of the sub-advisers to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

- with the exception of the International Equity and High Yield Bond Funds, invests the portion of Fund assets which the sub-advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of the net assets of each Fund.

In addition, the Funds pay the Manager the amounts due to their respective sub-advisers. The Manager then remits these amounts to the sub-advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


The management fees paid by the Funds for the fiscal year ended October 31, 2004, net of reimbursements and shown as a percentage of average net assets, were as follows:



                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Small Cap Value......................    X.XX%
International Equity.................    X.XX%
High Yield Bond......................    X.XX%



William F. Quinn and Nancy A. Eckl are the leaders of the Manager's portfolio management team that has joint responsibility for the day-to-day management of the Funds. Mr. Quinn and Ms. Eckl are responsible for developing each Fund's investment program and recommending sub-advisers to the Funds' Board of Trustees. In addition, Ms. Eckl, in conjunction with the team members listed below, oversees the sub-advisers, reviews each sub-adviser's performance and allocates the Funds' assets among the sub-advisers and the Manager, as applicable.



FUNDS UNDER MANAGEMENT         TEAM MEMBERS
----------------------         ------------
Small Cap Value..............  Adriana R. Posada
International Equity, High     Kirk L. Brown
  Yield Bond.................  Jeremy W. Merchant



Mr. Quinn is President of the Manager and has served on the portfolio management team since the inception of the Funds in 1987. Ms. Eckl has served on the portfolio management team since becoming Vice President of Trust Investments for the Manager in May 1995. Ms. Posada became Manager of Trust Investments and a member of the team in October 1998. Mr. Brown is Manager of International and Private Investments, and he has served on the portfolio management team since February 1994. Mr. Merchant is Senior Trust Analyst and has served on the portfolio management team since July 2002. Mr. Merchant joined the Manager in March 2000 and had responsibility for client relations and sales support prior to becoming a member of the portfolio management team. The Funds' Statement of Additional Information ("SAI") provides additional information about the members of the portfolio management team, including other accounts they manage, their ownership in the Funds they manage and their compensation.



The Sub-Advisers
----------------


Each Fund's assets are allocated among one or more sub-advisers by the Manager. Each sub-adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisers without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board") and for the International Equity Fund, approval of the AMR Trust Board. The Prospectus will be supplemented if additional sub-advisers are retained or the contract with any existing sub-adviser is terminated.




--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

Set forth below is a brief description of each sub-adviser and the portfolio managers with primary responsibility for the management of the Funds. The Funds' SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Funds they manage and their compensation.



BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2004, Barrow had discretionary investment management authority with respect to approximately $XX billion of assets, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as a sub-adviser to the Small Cap Value Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2004, Brandywine had assets under management totaling approximately $XX billion, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as a sub-adviser to the Small Cap Value Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is a professional international and global equity asset management firm. Causeway began operations in June 2001 and was founded by the key international value equity management personnel at the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P., a former sub-adviser to the International Equity Fund. As of December 31, 2004, Causeway had approximately $XX billion in assets under management, including approximately $XX billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as a sub-adviser to the International Equity Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., a former sub-adviser to the Funds. As of December 31, 2004, Hotchkis had approximately $XX billion in assets under management, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as a sub-adviser to the Small Cap Value Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



LAZARD ASSET MANAGEMENT LLC ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, an SEC registered investment adviser, is a subsidiary of Lazard Freres & Co. LLC, a registered broker-dealer. Lazard and its affiliates provided investment management services to client discretionary accounts with assets totaling approximately $XX billion as of December 31, 2004, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as a sub-adviser to the International Equity Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



POST ADVISORY GROUP, LLC ("POST"), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a high yield fixed income management firm and the successor advisory entity of Post Advisory Group, Inc., initially founded by Lawrence Post in April 1992. Post is majority owned by Principal Global Investors, LLC. As of December 31, 2004, Post had assets under management totaling approximately $XX billion, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Post serves as sub-adviser to the High Yield Bond Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $XX billion in assets under management as of December 31, 2004. Of this amount, approximately $XX billion were assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as a sub-adviser to the International Equity Fund. [Insert each portfolio manager's name, title, length of service, and experience for 5 years. If managed by a team, describe each manager's role on the team.]



THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2004 were $XX billion, including approximately $XX million of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual



--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus
officers of affiliated entities. The Boston Company serves as a sub-adviser to the Small Cap Value and International Equity Funds.



All other assets of AMR Corporation and its affiliates under management by each respective sub-adviser are considered when calculating the fees for each sub-adviser. Including these assets lowers the investment advisory fees for each applicable Fund.



Valuation of Shares
-------------------


The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.



Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund's or Portfolio's applicable Board of Trustees, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security's trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security's true market value. In addition, if a significant event, as determined by the Manager, that may affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of the Fund's NAV, fair value pricing would be used on the affected security or securities. Fair value pricing may be used by any of the Funds, but certain Funds are more likely to hold securities requiring fair value pricing. The International Equity Fund often fair values securities as a result of significant events occurring after the close of the foreign markets in which this Fund invests. In addition, the High Yield Bond Fund may invest in illiquid securities requiring fair value pricing.



Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Funds' fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Funds' fair valuation procedures.


The NAV of Service Class shares will be determined based on a pro rata allocation of the Fund's or portfolio's (as applicable) investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. Because the International Equity Fund invests in securities primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the NAV per share of this Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

Service Class shares are offered to all investors who invest through intermediary organizations, such as broker-dealers or third party administrators.

Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by:

- calling (800) 388-3344, or

- visiting the Funds' web site at www.aafunds.com and downloading an account application.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your financial institution will ask for your name, address, date of birth, and other information that will allow it to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and Social Security numbers for persons authorized to provide instructions on the account. Your financial institution is required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and

                                    Mail to:

                             American Beacon Funds

                                P.O. Box 219643
                           Kansas City, MO 64121-9643

Purchase Policies
-----------------

Shares of the Funds are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for business.


--------------------------------------------------------------------------------
Prospectus                             15                  About Your Investment

If a purchase order is received in good order prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks, money orders, cashier's checks, official checks, or third party checks. No sales charges are assessed on the purchase or sale of Fund shares.


Redemption Policies
-------------------


Shares of any Fund may be redeemed by telephone, via the Funds' website, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order, minus a redemption fee, if applicable. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call
(800) 388-3344.



Wire proceeds from redemption requests received by 4:00 p.m. Eastern Time are generally transmitted to shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the funds have cleared, which may take up to 15 days.



A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund that you have owned for less than 30 days. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in and out of the Fund. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purposes of assessing the redemption fee. The redemption fee is not imposed on shares acquired through the reinvestment of distributions or shares redeemed through pre-authorized automatic redemption plans. In addition, the redemption fee may not apply to arrangements through financial intermediaries. The redemption fee will be imposed on shares held in retirement plans to the extent that plan intermediaries are able to charge the fee to plan participants for credit to the applicable Fund. See the section titled Market Timing for additional information.


The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund or the Fund's corresponding portfolio.



Exchange Policies

-----------------


Shares of the Service Class of any Fund may be exchanged for shares of the Service Class of another Fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled Purchase Policies and Redemption Policies for additional limitations that apply to purchases and redemptions. To exchange out of a Fund and into another, a shareholder must have owned shares of the redeeming Fund for at least 15 days. The minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in states in which they can be legally sold. The Funds will not accept more than one exchange in and out of any Fund within any three-month period. The Funds reserve the right to terminate the exchange privilege of any shareholder who violates the limit on exchanges. In addition, the Funds may reject an exchange order or terminate the exchange privilege of a shareholder, if the Manager determines that the shareholder is investing in a Fund to profit in day-to-day fluctuations of the Fund's NAV, also known as market timing, regardless of whether the shareholder violated the Funds' stated policy on the frequency of exchanges. See the section titled Market Timing for additional information on the Funds' policies to deter market timing.




--------------------------------------------------------------------------------
About Your Investment                  16                             Prospectus

HOW TO PURCHASE SHARES
By Check
- The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by check is $50.
- Make check payable to the American Beacon Funds.
- Include the shareholder's account number, Fund name, and Fund number on the check.
- Mail check to:
  American Beacon Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
By Wire
If your account has been established, you may call (800) 388-3344 or visit www.aafunds.com (select "My Account") to purchase shares by wire. The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by wire is $500. Send a bank wire to State Street Bank and Trust Co. with these instructions:
- ABA# 0110-0002-8; AC-9905-342-3,
- Attn: American Beacon Funds-Service Class,
- the Fund name and Fund number, and
- shareholder's account number and registration.
By Exchange
- Send a written request to the address above, call (800) 388-3344 or visit www.aafunds.com.
- A $2,500 minimum is required to establish a new account in the Service Class of another American Beacon Fund by making an exchange.
- The minimum amount for each exchange is $50.



HOW TO REDEEM SHARES
By Telephone
- Call (800) 388-3344 to request a redemption.
- Proceeds will generally be mailed only to the account address of record or transmitted by wire ($500 minimum) to a commercial bank account designated on the account application form.
By Mail
Write a letter of instruction including:
- the Fund name and Fund number,
- shareholder account number,
- shares or dollar amount to be redeemed, and
- authorized signature(s) of all persons required to sign for the account.
  Mail to:
  American Beacon Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
- Proceeds will only be mailed to the account address of record or transmitted by wire ($500 minimum) to a commercial bank account designated on the account application form.
A STAMP2000 Medallion Imprint signature guarantee is required for redemption orders:
- with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
- for an account whose address has changed within the last 30 days if proceeds are sent by check.

Via "My Account" on www.aafunds.com
- Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.
- If bank instructions were not included on the account application form, please call (800) 388-3344 to establish bank instructions.
- The minimum amount is $500 for a wire and $50 for a check.
By Exchange
- Send a written request to the address above or call (800) 388-3344 to exchange shares.
- A $2,500 minimum is required to establish a new account in the Service Class of another American Beacon Fund by making an exchange.
- The minimum amount for each exchange is $50.




--------------------------------------------------------------------------------

Prospectus                             17                  About Your Investment

General Policies
----------------

If a shareholder's account balance in any Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

The following policies apply to instructions you may provide to the Funds by telephone:


- The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:


- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the financial institution is unable to verify the shareholder's identity within three business days of account opening,


- modify or terminate the exchange privilege at any time, and



- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.



The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries. Thus, an order to purchase or sell Fund shares will be priced at the Fund's next determined NAV after receipt by the financial intermediary.



Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.




Market Timing

-------------


Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund's NAV is known as market timing. Market timing by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund's NAV, (ii) an increase in the Fund's expenses, and (iii) interference with the portfolio manager's ability to execute efficient investment strategies. The Funds' Board of Trustees has adopted policies and procedures intended to discourage market timing. These policies include a redemption fee imposed on the International Equity Fund, which is described in the Redemption Policies section. In addition, the Funds have established limitations on exchanges between Funds, which are described in the Exchange Policies section. In general, the Funds reserve the right to reject any order, terminate the exchange privilege or liquidate the account of any shareholder that the Manager determines has engaged in market timing.



Certain third parties that offer Fund shares have informed the Funds that they are unable to enforce the Fund's policies to discourage market timing. In addition, certain third parties do not provide information to the Funds regarding the activity of the underlying shareholders in omnibus accounts. Therefore, the Funds do not have the information necessary to detect market timing by those underlying shareholders. In some cases, third parties that offer Fund shares may provide exemptions from the Funds' market timing policies, or they may have even stricter policies to deter market timing. For more information, please contact the financial institution through which you invest in the Funds.



Distributions and Taxes
-----------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:

                                                    OTHER
                                                DISTRIBUTIONS
FUND                        DIVIDENDS PAID          PAID
----                        --------------      -------------
Small Cap Value                Annually           Annually
International Equity           Annually           Annually
High Yield Bond                Monthly            Annually

Usually, any dividends and distributions of net realized gains are taxable events. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations may be exempt from state and local income taxes. Shareholders may realize a taxable gain or loss when redeeming or exchanging shares. That gain or loss may be treated as a short-term or long-term capital gain or loss, depending on how long the sold or exchanged shares were held.



--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus

The following table outlines the typical tax liabilities for transactions in taxable accounts:

TYPE OF TRANSACTION                   TAX STATUS
-------------------                   ----------
Dividends from net investment         Ordinary income
  income*
Distributions of realized net         Ordinary income
  short-term capital gains*
Distributions of gains from certain   Ordinary income
  foreign currency transactions*
Distributions of realized net         Long-term capital
  long-term capital gains*              gains
Sales or exchanges of shares owned    Long-term capital
  for more than one year                gains or losses
Sales or exchanges of shares owned    Net gains are treated
  for one year or less                  as ordinary income;
                                        net losses are
                                        subject to special
                                        rules

   *whether reinvested or taken in cash

Some foreign countries may impose taxes on dividends paid to and gains realized by the International Equity Fund. The Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.

A portion of the dividends paid by the Small Cap Value Fund and the High Yield Bond Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion for a Fund may not exceed its aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax. The International Equity Fund's dividends most likely will not qualify for the dividends-received deduction because none of the dividends they receive are expected to be paid by U.S. corporations.


This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisers regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.



ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Distribution of Fund Shares
---------------------------

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allows the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. The Plan provides that each Fund will pay up to 0.25% per annum of the average daily net assets of the Service Class to the Manager (or another entity approved by the Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.


Master-Feeder Structure
-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        (MASTER-FEEDER STRUCTURE CHART)


The International Equity Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. A change in the portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of the Fund, could require the Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund. If the International Equity Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.




Portfolio Holdings

------------------


A complete listing of each Fund's holdings is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months. To access a Fund's holdings information, click on Funds Info at www.aafunds.com and select Portfolio Holdings under the Fund's name.



--------------------------------------------------------------------------------
Prospectus                             19                 Additional Information

Financial Highlights
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund's financial highlights were audited by Ernst & Young LLP, independent auditors. The report of Ernst & Young LLP, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.



--------------------------------------------------------------------------------
Additional Information                 20                             Prospectus

                                                              SMALL CAP VALUE FUND-
                                                                  SERVICE CLASS
                                                              ---------------------
                                                              MAY 1 TO OCTOBER 31,
                                                                     2003(A)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ---------------------
Net asset value, beginning of period........................        $   11.88
                                                                    ---------
Income from investment operations:
    Net investment income (loss)............................               --
    Net gains (losses) on securities (both realized and
     unrealized)............................................             4.04
                                                                    ---------
Total income (loss) from investment operations..............             4.04
                                                                    ---------
Less distributions:
    Dividends from net investment income....................               --
    Distributions from net realized gains on securities.....               --
                                                                    ---------
Total distributions.........................................               --
                                                                    ---------
Net asset value, end of period..............................        $   15.92
                                                                    =========
Total return................................................            34.01%(B)
                                                                    =========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................        $       1
    Ratios to average net assets (annualized):
      Expenses..............................................             1.49%
      Net investment income (loss)..........................            (0.05)%
      Decrease reflected in above expense ratio due to
       absorption of expenses by the Manager................         1,087.55%
    Portfolio turnover rate.................................               75%(C)

(A) Barrow, Hanley, Mewhinney & Strauss, Inc. was added as an investment adviser to the Small Cap Value Fund on September 18, 2003.

(B) Not annualized.

(C) Portfolio turnover rate is for the period November 1, 2002 through October 31, 2003.



--------------------------------------------------------------------------------

Prospectus                             21                 Additional Information

                                                              INTERNATIONAL EQUITY FUND-
                                                                    SERVICE CLASS
                                                              --------------------------
                                                                 MAY 1 TO OCTOBER 31,
                                                                       2003(D)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------------------------
Net asset value, beginning of period........................          $   12.18
                                                                      ---------
Income from investment operations:
    Net investment income(A C)..............................               0.09
    Net gains (losses) on securities (both realized and
     unrealized)(C).........................................               3.04
                                                                      ---------
Total income (loss) from investment operations..............               3.13
                                                                      ---------
Less distributions:
    Dividends from net investment income....................                 --
    Distributions from net realized gains on securities.....                 --
                                                                      ---------
Total distributions.........................................                 --
                                                                      ---------
Net asset value, end of period..............................          $   15.31
                                                                      =========
Total return................................................              25.70%(E)
                                                                      =========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................          $       1
    Ratios to average net assets (annualized):
      Expenses(C)...........................................               1.50%
      Net investment income(C)..............................               1.33%
      Decrease reflected in above expense ratio due to
       absorption of expenses by the Manager(C).............           1,137.58%
    Portfolio turnover rate(B)..............................                 44%(F)

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) The American AAdvantage International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.

(D) Independence Investment LLC was removed as an investment adviser to the International Equity Fund on October 24, 2003.

(E) Not annualized.

(F) Portfolio turnover rate is for the period November 1, 2002 through October 31, 2003.



--------------------------------------------------------------------------------

Additional Information                 22                             Prospectus

                                                              HIGH YIELD BOND FUND-
                                                                  SERVICE CLASS
                                                              ---------------------
                                                              MAY 1 TO OCTOBER 31,
                                                                      2003
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ---------------------
Net asset value, beginning of period........................         $ 10.47
                                                                     -------
Income from investment operations:
    Net investment income...................................            0.29
    Net gains (losses) on securities (both realized and
     unrealized)............................................            0.32
                                                                     -------
Total income from investment operations.....................            0.61
                                                                     -------
Less distributions:
    Dividends from net investment income....................           (0.35)
                                                                     -------
Total distributions.........................................           (0.35)
                                                                     -------
Net asset value, end of period..............................         $ 10.73
                                                                     =======
Total return................................................            5.46%(A)
                                                                     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................         $     1
    Ratios to average net assets (annualized):
      Expenses..............................................            1.71%
      Net investment income.................................            6.51%
      Decrease reflected in above expense ratio due to
       absorption of expenses by the Manager................          805.12%
    Portfolio turnover rate.................................             114%(B)

(A) Not annualized.

(B) Portfolio turnover rate is for the period November 1, 2002 through October 31, 2003.



--------------------------------------------------------------------------------

Prospectus                             23                 Additional Information

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 388-3344 OR YOU MAY ACCESS THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS ON THE FUNDS' WEBSITE AT WWW.AAFUNDS.COM.


  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO REDUCE EXPENSES, YOUR FINANCIAL INSTITUTION MAY MAIL ONLY ONE COPY OF THE PROSPECTUS, ANNUAL REPORT, AND SEMI-ANNUAL REPORT TO THOSE ADDRESSES SHARED BY TWO OR MORE ACCOUNTS. IF YOU WISH TO RECEIVE INDIVIDUAL COPIES OF THESE DOCUMENTS, PLEASE CONTACT YOUR FINANCIAL INSTITUTION. THEY WILL BEGIN SENDING YOU INDIVIDUAL COPIES THIRTY DAYS AFTER RECEIVING YOUR REQUEST.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:



(TELEPHONE GRAPHIC)         (MAILBOX GRAPHIC)                   (KEYBOARD GRAPHIC)                      (MOUSE GRAPHIC)
   BY TELEPHONE:                BY MAIL:                            BY E-MAIL:                          ON THE INTERNET:
Call (800) 388-3344       American Beacon Funds         american -aadvantage.funds@aa.com     Visit our website at www.aafunds.com
                     4151 Amon Carter Blvd., MD 2450                                          Visit the SEC website at www.sec.gov
                          Fort Worth, TX 76155


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FUND SERVICE PROVIDERS:

    CUSTODIAN                    TRANSFER AGENT               INDEPENDENT AUDITORS         DISTRIBUTOR
    STATE STREET BANK            BOSTON FINANCIAL             ERNST & YOUNG LLP            SWS FINANCIAL SERVICES
      AND TRUST                    DATA SERVICES              Chicago, Illinois            Dallas, Texas
    Boston, Massachusetts        Kansas City, Missouri

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)


                            SEC File Number 811-4984


American Beacon Funds is a registered service mark of AMR Corporation. American Beacon International Equity Fund, American Beacon High Yield Bond Fund, and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc. American AAdvantage Funds is a registered service mark of AMR Corporation.




--------------------------------------------------------------------------------

Prospectus                                                Additional Information

       PLATINUM CLASS(SM)

         PRIVACY POLICY

         MARCH 1, 2005

           PROSPECTUS
            ENCLOSED


       (AMERICAN BEACON FUNDS LOGO)           - MONEY MARKET FUND
          (FORMERLY KNOWN AS THE
        AMERICAN AADVANTAGE FUNDS)            - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

   (AMERICAN BEACON MILEAGE FUNDS LOGO)       - MONEY MARKET MILEAGE FUND
          (FORMERLY KNOWN AS THE
    AMERICAN AADVANTAGE MILEAGE FUNDS)        - MUNICIPAL MONEY MARKET MILEAGE FUND
                                              - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                FUND




                                              Available through:
                                              (TD WATERHOUSE LOGO)
MANAGED BY AMERICAN BEACON ADVISORS, INC.     This page is not part of the Prospectus.



(LIGHTHOUSE LOGO)

        (AMERICAN BEACON FUNDS LOGO)              (AMERICAN BEACON MILEAGE FUNDS LOGO)
           (FORMERLY KNOWN AS THE                        (FORMERLY KNOWN AS THE
         AMERICAN AADVANTAGE FUNDS)                AMERICAN AADVANTAGE MILEAGE FUNDS)


                                 PRIVACY POLICY


The American Beacon Funds and the American Beacon Mileage Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.


We may collect nonpublic personal information about you from one or more of the following sources:

- information we receive from you on applications or other forms;

- information about your transactions with us or our service providers; and

- information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    This page is not part of the Prospectus.

       PLATINUM CLASS(SM)

           PROSPECTUS

         MARCH 1, 2005



       (AMERICAN BEACON FUNDS LOGO)           - MONEY MARKET FUND
          (FORMERLY KNOWN AS THE
        AMERICAN AADVANTAGE FUNDS)            - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

   (AMERICAN BEACON MILEAGE FUNDS LOGO)       - MONEY MARKET MILEAGE FUND
          (FORMERLY KNOWN AS THE
    AMERICAN AADVANTAGE MILEAGE FUNDS)        - MUNICIPAL MONEY MARKET MILEAGE FUND
                                              - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                FUND




                                              Available through:
                                              (TD WATERHOUSE LOGO)
                                              The Securities and Exchange Commission
                                              does not guarantee that the information in
                                              this Prospectus or any other mutual fund's
                                              prospectus is accurate or complete, nor
                                              does it judge the investment merit of
                                              these Funds. To state otherwise is a
MANAGED BY AMERICAN BEACON ADVISORS, INC.     criminal offense.



(LIGHTHOUSE LOGO)

     TABLE OF CONTENTS
--------------------------


    About the Funds
    Overview....................................................    3
    Investment Objective........................................    4
    Principal Strategies........................................    4
    Principal Risk Factors......................................    7
    Investor Profile............................................    8
    Historical Performance......................................    8
    Fees and Expenses...........................................   15
    Examples....................................................   16
    Portfolio Holdings..........................................   16
    The Manager.................................................   16
    Valuation of Shares.........................................   17
    About Your Investment
    Purchase and Redemption of Shares...........................   18
    Frequent Purchases and Redemptions..........................   22
    Distributions and Taxes.....................................   22
    AAdvantage(R) Miles.........................................   23
    Additional Information
    Distribution of Fund Shares.................................   26
    Master-Feeder Structure.....................................   26
    Portfolio Holdings..........................................   27
    Financial Highlights........................................   28
    Additional Information...............................  Back Cover




--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

ABOUT THE FUNDS
---------------

OVERVIEW

-------- The American Beacon Funds (the "Beacon Funds") and the American Beacon Mileage Funds (the "Mileage Funds") are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation. The Beacon Funds were formerly known as the American AAdvantage Funds, and the Mileage Funds were formerly known as the American AAdvantage Mileage Funds. The Manager is the sole investment adviser to the funds in this Prospectus.



                             The Beacon Funds and Mileage Funds in this
                             Prospectus (collectively, the "Funds") operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust (the "Master Trust"), formerly known as the AMR Investment Services Trust, that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".


                             Each shareholder of the Mileage Funds will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles.(1) AAdvantage miles will be posted monthly to each shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in the Fund. See "AAdvantage Miles".

---------------

(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.


--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

Money Market Funds ("Taxable Funds")
-----------------------------------------

American Beacon Money Market Fund


American Beacon Money Market Mileage Fund


Municipal Money Market Funds ("Municipal Funds")
------------------------------------------------

American Beacon Municipal Money Market Fund


American Beacon Municipal Money Market Mileage Fund


U.S. Government Money Market Funds ("Government Funds")
-------------------------------------------------------

American Beacon U.S. Government Money Market Fund


American Beacon U.S. Government Money Market Mileage Fund

--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE            Current income, liquidity and the maintenance of
--------------------            a stable price of $1.00 per share.
(All Funds)


PRINCIPAL STRATEGIES            Each Taxable Fund invests exclusively in high
--------------------            quality variable or fixed rate, U.S.
(Taxable Funds)                 dollar-denominated short-term money market
                                instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S.
                                Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities;
                                and repurchase agreements involving the
                                foregoing obligations.

                                Each Taxable Fund will only buy securities with the following credit qualities:

                                - rated in the highest short-term categories by
                                  two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,
                                - rated in the highest short-term category by
                                  one rating organization if the securities are rated only by one rating organization, or




--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.


                             Each Taxable Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, a Taxable Fund may not maintain this concentration.


                             Securities purchased by each Taxable Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Taxable Fund will not exceed 90 days.


(Municipal Funds)            Under normal market conditions, each Municipal Fund
                             invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by each Municipal Fund will be guaranteed by the U.S.
                             Government, its agencies, or instrumentalities
                             (although not necessarily backed by the full faith and credit of the U.S. Government); secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.


                             Each Municipal Fund will only buy securities with the following credit qualities:

                             - rated in the highest short-term categories by two
                               rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,


--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

                             - rated in the highest short-term category by one
                               rating organization if the securities are rated only by one rating organization, or

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

                             Securities purchased by each Municipal Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Municipal Fund will not exceed 90 days.

(Government Funds)           Each Government Fund invests exclusively in
                             obligations issued or guaranteed by the U.S.
                             Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

                             Ordinarily, each Government Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. Each Government Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.



--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

                             Securities purchased by each Government Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Government Fund will not exceed 90 days.

                             Each Government Fund has a policy of investing exclusively in securities that are consistent with the Fund's name. If a Government Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


PRINCIPAL RISK FACTORS       - The yield paid by each Fund is subject to
----------------------         changes in interest rates. As a result, there
(All Funds)                    is risk that a decline in short-term interest
                               rates would lower its yield and the overall return on your investment.

                             - Although each Fund seeks to preserve the value of
                               your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                             - As with any money market fund, there is the risk
                               that the issuers or guarantors of securities owned by each Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from each Fund.

                             Your investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


(Taxable Funds)              - Because the Taxable Funds concentrate their
                               assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Taxable Funds.



                             - The yield paid by each Taxable Fund may be
                               affected by the Manager's decisions regarding the Taxable Funds' average dollar-weighted maturity. If the Manager sets the Taxable Funds' maturity target in a manner that does not correlate with the movement of


--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds
                               interest rate trends, a Taxable Fund's yield could be less than other money market funds.



INVESTOR PROFILE             All of the Funds may be suitable for investors
--------------------         who:
(All Funds)                  - seek the preservation of capital and to avoid
                               fluctuations in principal,


                             - desire regular, monthly income from a highly
                               liquid investment,

                             - require a short-term investment vehicle for cash
                               when making long-term investment decisions, or

                             - seek a rate of return that is potentially higher
                               than certificates of deposit or savings accounts.

(Municipal Funds)            The Municipal Funds may be suitable for investors
                             who:

                             - desire regular, monthly income that is generally
                               exempt from Federal income tax or

                             - seek an after-tax rate of return that is
                               potentially higher than certificates of deposit or savings accounts.


(Mileage Funds)              The Mileage Funds may be suitable for investors who
                             desire to receive miles in the American Airlines
                             AAdvantage program.


HISTORICAL PERFORMANCE
----------------------       The bar charts and tables below provide an
                             indication of risk by showing how each Fund's performance has varied from year to year. Neither the bar charts nor the performance tables that follow are intended to indicate how the Funds will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.aafunds.com to obtain each Fund's current seven-day yield.


--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

(American Beacon
Money Market Fund(R))

                             The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since September 1, 1987. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................  5.93%
96..........................................................  4.77%
97..........................................................  4.90%
98..........................................................  4.82%
99..........................................................  4.41%
00..........................................................  5.69%
01..........................................................  3.45%
02..........................................................  0.98%
03..........................................................  0.25%
04..........................................................



Highest Quarterly Return:               1.52%
  (1/1/95 through 12/31/04)       (2nd Quarter 1995)
Lowest Quarterly Return:                0.03%
  (1/1/95 through 12/31/04)       (4th Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/04
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET FUND..........................................  X.XX%      X.XX%      X.XX%



(American Beacon
Money Market Mileage
Fund(sm))                    The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in the Money Market Portfolio of the Master Trust. The



--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds
                             performance results through October 31, 1995 are for the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 2004 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................    5.67%
96..........................................................    4.65%
97..........................................................    4.74%
98..........................................................    4.67%
99..........................................................    4.30%
00..........................................................    5.57%
01..........................................................    3.32%
02..........................................................    0.81%
03..........................................................    0.12%
04..........................................................



Highest Quarterly Return:             1.45%
  (1/1/95 through 12/31/04)     (3rd Quarter 2000)
Lowest Quarterly Return:              0.01%
  (1/1/95 through 12/31/04)  (3rd & 4th Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/04
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET MILEAGE FUND..................................  X.XX%      X.XX%      X.XX%




--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

(American Beacon
Municipal Money Market
Fund(sm))

                             The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since November 10, 1993. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................  3.71%
96..........................................................  2.78%
97..........................................................  2.83%
98..........................................................  2.64%
99..........................................................  2.34%
00..........................................................  3.21%
01..........................................................  1.82%
02..........................................................  0.51%
03..........................................................  0.20%
04..........................................................



Highest Quarterly Return:            1.00%
  (1/1/95 through 12/31/04)    (2nd Quarter 1995)
Lowest Quarterly Return:             0.03%
  (1/1/95 through 12/31/04)    (3rd Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/04
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MUNICIPAL MONEY MARKET FUND................................  X.XX%      X.XX%      X.XX%



(American Beacon
Municipal Money Market
Mileage Fund(sm))            The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in the Municipal Money Market
                             Portfolio of the Master Trust. The performance results from inception



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds
                             through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2004 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................  3.48%
96..........................................................  3.09%
97..........................................................  3.23%
98..........................................................  3.06%
99..........................................................  2.69%
00..........................................................  3.05%
01..........................................................  1.72%
02..........................................................  0.35%
03..........................................................  0.07%
04..........................................................



Highest Quarterly Return:               0.91%
  (1/1/95 through 12/31/04)       (2nd Quarter 1995)
Lowest Quarterly Return:                0.01%
  (1/1/95 through 12/31/04)    (3rd & 4th Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/04
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MUNICIPAL MONEY MARKET MILEAGE FUND........................  X.XX%      X.XX%      X.XX%




--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

(American Beacon
U.S. Government Money
Market Fund(sm))

                             The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since March 2, 1992. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................    5.62%
96..........................................................    4.51%
97..........................................................    4.65%
98..........................................................    4.62%
99..........................................................    4.20%
00..........................................................    5.53%
01..........................................................    3.37%
02..........................................................    0.90%
03..........................................................    0.24%
04..........................................................



Highest Quarterly Return:            1.44%
  (1/1/95 through 12/31/04)    (3rd Quarter 2000)
Lowest Quarterly Return:             0.03%
  (1/1/95 through 12/31/04)    (4th Quarter 2003)



                                                            AVERAGE ANNUAL TOTAL RETURN
                                                           -----------------------------
                                                                  AS OF 12/31/04
                                                           -----------------------------
                                                           1 YEAR    5 YEARS    10 YEARS
                                                           ------    -------    --------
U.S. GOVERNMENT MONEY MARKET FUND........................  X.XX%      X.XX%      X.XX%



(American Beacon
U.S. Government Money
Market Mileage Fund(sm))     The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in the U.S. Government Money
                             Market Portfolio of the Master Trust. The performance results through Octo-



--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds
                             ber 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2004 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................    5.37%
96..........................................................    4.91%
97..........................................................    5.04%
98..........................................................    5.04%
99..........................................................    4.55%
00..........................................................    5.47%
01..........................................................    3.22%
02..........................................................    0.69%
03..........................................................    0.09%
04..........................................................



Highest Quarterly Return:               1.42%
  (1/1/95 through 12/31/04)       (3rd Quarter 2000)
Lowest Quarterly Return:                0.01%
  (1/1/95 through 12/31/04)    (3rd & 4th Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/04
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND..................   X.XX%     X.XX%       X.XX%



--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

FEES AND EXPENSES
-----------------            This table describes the fees and expenses that you
                             may pay if you buy and hold shares of each Fund.
                             The expense table and the Examples below reflect the expenses of each Fund and its corresponding portfolio of the Master Trust.


                                                                                                U.S.
                                                                    MUNICIPAL      U.S.      GOVERNMENT
                                               MONEY    MUNICIPAL     MONEY     GOVERNMENT     MONEY
                                     MONEY    MARKET      MONEY      MARKET       MONEY        MARKET
                                     MARKET   MILEAGE    MARKET      MILEAGE      MARKET      MILEAGE
                                     ------   -------   ---------   ---------   ----------   ----------
Management Fees....................  0.10%     0.10%      0.10%       0.10%       0.10%        0.10%
Distribution (12b-1) Fees..........  0.25%     0.25%      0.25%       0.25%       0.25%        0.25%
Other Expenses.....................  0.74%     0.81%      1.00%       0.87%       0.85%        0.96%
                                     -----     -----      -----       -----       -----        -----
Total Annual Fund Operating
  Expenses.........................  1.09%     1.16%      1.35%       1.22%       1.20%        1.31%
                                     =====     =====      =====       =====       =====        =====
Fee Waiver and/or Expense
  Reimbursement....................   0.10(1)     --      0.36%(1)    0.02%(2)    0.21%(1)     0.11%(2)
Net Expenses.......................  0.99%     1.16%      0.99%       1.20%       0.99%        1.20%


(1) The Manager has contractually agreed to waive a portion of the Fund's Distribution Fees through December 31, 2005 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.99%. The contractual fee waiver can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.99%.



(2) The Manager has contractually agreed to waive a portion of the Fund's Distribution Fees through December 31, 2005 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.20%. The contractual fee waiver can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 1.20%.




--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

EXAMPLES
-------- These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
                              Money Market*...........................   $101     $337      $591      $1,320
                              Money Market Mileage....................   $118     $368      $638      $1,409
                              Municipal Money Market*.................   $101     $392      $705      $1,593
                              Municipal Money Market Mileage*.........   $122     $385      $668      $1,476
                              U.S. Government Money Market*...........   $101     $360      $639      $1,436
                              U.S. Government Money Market Mileage*...   $122     $404      $708      $1,569


                             * The Manager has contractually agreed to waive
                               fees only through December 31, 2005. Therefore, net expenses are used to calculate the costs in the first year, and total fund expenses are used to calculate costs in the remaining nine years.



PORTFOLIO HOLDINGS
------------------           A description of the Fund's policies and procedures
                             regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional
                             Information, a free copy of which may be requested by calling 1-800-658-5811.



THE MANAGER
-----------                  The Funds have retained American Beacon Advisors,
                             Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth,
                             Texas 76155, is a wholly owned subsidiary of AMR
                             Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. Prior to March 1, 2005, the Manager's name was AMR Investment Services, Inc. As of
                             December 31, 2004, the Manager had approximately
                             $xx.x billion of assets under management, including approximately $xx.x billion under active management and $xx.x billion as named fiduciary or financial adviser.



--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

                             Approximately $xx.x billion of the Manager's total assets under management were related to AMR Corporation.


                             The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to the Funds. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund.

                             The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


                             The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the Beacon Funds, the Mileage Funds and the Master Trust (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.


VALUATION OF SHARES
-------------------          The price of each Fund's shares is based on its net
                             asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is


--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds
                             designed to enable the Fund to maintain a stable NAV of $1.00 per share.


                             The NAV of Platinum Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is typically determined as of 5:00 p.m. Eastern time, on each day on which the New York Stock Exchange ("Exchange") is open for business. On days when the financial markets in which the Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Funds are closed and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.

ABOUT YOUR INVESTMENT
---------------------
PURCHASE AND REDEMPTION OF SHARES
---------------------------------


Eligibility                  Platinum Class shares are offered on a continuous
                             basis at net asset value through selected financial institutions (such as banks and broker-dealers).
                             Shares of the Mileage Funds are offered only to individuals and certain grantor trusts. Qualified retirement plans (such as IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Mileage Funds.



Opening an Account           A completed, signed application is required to open
                             an account. Financial institutions may have different procedures for opening an account.
                             Eligible investors in the Mileage Funds can enroll in the American Airlines AAdvantage Program by calling (800) 882-8880 or by visiting www.aa.com.
                             You may request a Fund application form by calling
                             (800) 934-4448.


                             To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your financial



--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus
                             institution will ask for your name, address, date of birth, and other information that will allow it to identify you. Your financial institution is required by law to reject your new account application if the required identifying information is not provided.

                             Complete the application, sign it and:

                                                  Mail to:
                                    TD Waterhouse Investor Services, Inc.
                                              Customer Service
                                               100 Wall Street
                                             New York, NY 10005

Purchase Policies            Shares of the Funds are offered and purchase orders
                             are typically accepted until the deadlines listed below on each day on which the Exchange is open for business. In addition, a Fund may, at its discretion, accept orders on days when the Exchange is closed. Shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day.

                                                                    PURCHASE ORDER DEADLINE
                               FUND                                     (EASTERN TIME)*
                               ----                                 -----------------------
                               Taxable and
                                 Government Funds                          5:00 p.m.
                               Municipal Funds                            11:45 a.m.



                                   *or such other time as may be designated by the Fund

                             If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. No sales charges are assessed on the purchase or sale of Fund shares.

Redemption Policies          Shares of any Fund may be redeemed by telephone or
                             mail on any day that the Fund is open for business.
                             The


--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment
                             redemption price will be the NAV next determined after a redemption request is received in good order. Any questions regarding what constitutes good order should be directed to the financial institution through which Fund shares were purchased. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by the deadlines listed below or by the close of the Exchange (whichever comes first).



                                                                       REDEMPTION
                                                                    REQUEST DEADLINE
                               FUND                                  (EASTERN TIME)
                               ----                                 ----------------
                               Taxable and
                                 Government Funds                       3:00 p.m.
                               Municipal Funds                         11:45 a.m.






                             Wire proceeds from requests received by the above deadlines are generally transmitted to shareholders on the same day. In any event, proceeds from a redemption request for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the funds have cleared, which may take up to 15 days.


                             The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

                             Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.


--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus

General Policies             If a shareholder's account balance in any Fund
                             falls below $1,000, the shareholder may be asked to increase the balance. If the account balance remains below $1,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

                             The following policies apply to instructions you may provide to the Funds by telephone:

                             - The Funds, their officers, trustees, employees,
                               or agents are not responsible for the
                               authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

                             - The Funds employ procedures reasonably designed
                               to confirm that instructions communicated by telephone are genuine.

                             - Due to the volume of calls or other unusual
                               circumstances, telephone redemptions may be difficult to implement during certain time periods.

                             The Funds reserve the right to:

                             - liquidate a shareholder's account at the current
                               day's NAV and remit proceeds via check if the financial institution is unable to verify the shareholder's identity within three business days of account opening,

                             - modify or terminate the exchange privilege at any
                               time, and

                             - seek reimbursement from the shareholder for any
                               related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

                             Each financial institution is responsible for the prompt transmission of purchase and redemption orders of its clients. Financial institutions may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Shares purchased through financial institutions may be subject to transaction fees. Financial institutions offering Platinum Class shares may impose fees on investors for check writing privileges or, if approved by the Funds, establish variations on minimum check amounts. Some institutions may arrange for additional privileges associated


--------------------------------------------------------------------------------

Prospectus                             21                  About Your Investment
                             with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.


FREQUENT PURCHASES AND
REDEMPTIONS
-----------------------      Funds are intended to serve as short-term
                             investment vehicles providing daily liquidity to shareholders. The Manager attempts to maintain sufficient liquidity for each Fund to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or other circumstances, the Manager may be required to sell portfolio securities before maturity, possibly causing a Fund to underperform other similar money market funds.


DISTRIBUTIONS AND TAXES
-----------------------      The Funds distribute most or all of their net
                             earnings in the form of dividends from net investment income and distributions of realized net capital gains. Except for "exempt-interest dividends" (see below) paid by the Municipal Funds, dividends and distributions of net realized gains are usually taxable as ordinary income. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations may be exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders monthly on the first business day of the following month.

                             Each Municipal Fund expects to designate most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If a Municipal Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If a Municipal Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax. Some states exempt from income tax the interest on their own obligations and on obliga-

--------------------------------------------------------------------------------

About Your Investment                  22                             Prospectus
                             tions of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on each Municipal Fund's exempt-interest income by state.


                             This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisers regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.


AADVANTAGE(R) MILES
-------------------          The AAdvantage program offers its members the
                             opportunity to obtain free upgrades and travel awards on American Airlines(R) and AAdvantage airline participants, as well as upgrades and discounts on car rental and hotel accommodations.
                             For more information about the AAdvantage program, call American Airlines at (800) 882-8880 or visit www.aa.com.

                             AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in each Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Mileage Fund. These miles appear on subsequent AAdvantage program statements.

                             For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Mileage Funds, trustees of trust accounts should consult their



--------------------------------------------------------------------------------

Prospectus                             23                  About Your Investment
                             own legal and tax advisers as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Mileage Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.

                             The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to Mileage Fund shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time. American Airlines may, among other things,
                             (i) withdraw, limit, modify, or cancel any award;
                             (ii) change program benefits, mileage levels, participant affiliations, conditions of participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American may make any one or more of these changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated. American Airlines reserves the right to end the AAdvantage program with six months notice. AAdvantage travel awards, accrued mileage credits and special offers are subject to government reg-

--------------------------------------------------------------------------------

About Your Investment                  24                             Prospectus
                             ulations. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, tax liability or passenger facility charge is the responsibility of the passenger and/or the AAdvantage member.



--------------------------------------------------------------------------------

Prospectus                             25                  About Your Investment

ADDITIONAL INFORMATION
----------------------
DISTRIBUTION OF
FUND SHARES
---------------              The Beacon Funds and Mileage Funds have each
                             adopted a Distribution Plan for the Platinum Class
                             (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allow the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. In addition, the Mileage Funds'
                             Plan authorizes expenses incurred in connection with participation in the AAdvantage program. The
                             Plans provide that each Platinum Class Fund will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the applicable Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.


MASTER-FEEDER STRUCTURE
-----------------------      The Funds operate under a master-feeder structure.
                             This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The
                             "master" fund purchases securities for investment.
                             The master-feeder structure works as follows:

                                       (MASTER-FEEDER STRUCTURE GRAPH)

                             Each Fund can withdraw its investment in its corresponding portfolio at any time if the applicable Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is

--------------------------------------------------------------------------------

Additional Information                 26                             Prospectus
                             not approved by the shareholders of its
                             corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.


PORTFOLIO HOLDINGS
-----------------------      A complete listing of holdings for each Fund's
                             corresponding portfolio is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months. To access holdings information, click on Funds Info at www.aafunds.com and select Portfolio Holdings under the Fund's name.



--------------------------------------------------------------------------------

Prospectus                             27                 Additional Information

FINANCIAL HIGHLIGHTS
--------------------         The financial highlights tables are intended to
                             help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations).
                             Certain information reflects financial results for a single share of the Fund's Platinum Class. The total returns in each Fund's table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions).
                             Each Fund's financial highlights were audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.

                                                                            MONEY MARKET FUND
                                        -----------------------------------------------------------------------------------------
                                                                             PLATINUM CLASS
                                        -----------------------------------------------------------------------------------------
                                                                                                    TWO MONTHS
                                                      YEAR ENDED DECEMBER 31,                         ENDED           YEAR ENDED
                                        ----------------------------------------------------       DECEMBER 31,       OCTOBER 31,
FOR A SHARE OUTSTANDING                  2003           2002           2001           2000             1999              1999
THROUGHOUT THE PERIOD:                  -------       --------       --------       --------       ------------       -----------
Net asset value, beginning of
 period...............................  $  1.00       $   1.00       $   1.00       $   1.00         $   1.00          $   1.00
                                        -------       --------       --------       --------         --------          --------
 Net investment income(A).............       --(C)        0.01           0.03           0.06             0.01              0.04
 Less dividends from net investment
   income.............................       --(C)       (0.01)         (0.03)         (0.06)           (0.01)            (0.04)
                                        -------       --------       --------       --------         --------          --------
Net asset value, end of period........  $  1.00       $   1.00       $   1.00       $   1.00         $   1.00          $   1.00
                                        =======       ========       ========       ========         ========          ========
Total return..........................     0.25%          0.98%          3.45%          5.69%            0.82%(B)          4.33%
                                        =======       ========       ========       ========         ========          ========
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).........................  $48,920       $913,240       $868,395       $800,196         $866,041          $841,653
 Ratios to average net assets
   (annualized)(A):
   Expenses...........................     0.96%          0.93%          0.93%          0.97%            1.00%             0.97%
   Net investment income..............     0.38%          0.97%          3.36%          5.54%            4.87%             4.24%
   Decrease reflected in above expense
     ratio due to absorption of
     expenses by the Manager..........     0.13%          0.01%            --             --               --                --

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.

(C) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus

                                                                       MONEY MARKET MILEAGE FUND
                                       ------------------------------------------------------------------------------------------
                                                                             PLATINUM CLASS
                                       ------------------------------------------------------------------------------------------
                                                                                                    TWO MONTHS
                                                      YEAR ENDED DECEMBER 31,                         ENDED           YEAR ENDED
                                       -----------------------------------------------------       DECEMBER 31,       OCTOBER 31,
FOR A SHARE OUTSTANDING                  2003           2002           2001           2000             1999              1999
THROUGHOUT THE PERIOD:                 --------       --------       --------       --------       ------------       -----------
Net asset value, beginning of
 period..............................  $   1.00       $   1.00       $   1.00       $   1.00         $   1.00          $   1.00
                                       --------       --------       --------       --------         --------          --------
 Net investment income(A)............        --(C)        0.01           0.03           0.05             0.01              0.04
 Less dividends from net investment
   income............................        --(C)       (0.01)         (0.03)         (0.05)           (0.01)            (0.04)
                                       --------       --------       --------       --------         --------          --------
Net asset value, end of period.......  $   1.00       $   1.00       $   1.00       $   1.00         $   1.00          $   1.00
                                       ========       ========       ========       ========         ========          ========
Total return.........................      0.12%          0.81%          3.32%          5.57%            0.80%(B)          4.22%
                                       ========       ========       ========       ========         ========          ========
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)........................  $431,524       $554,242       $678,026       $643,693         $442,218          $342,192
 Ratios to average net assets
   (annualized)(A):
   Expenses..........................      1.12%          1.10%          1.06%          1.08%            1.09%             1.09%
   Net investment income.............      0.13%          0.82%          3.26%          5.46%            4.80%             4.17%
   Decrease reflected in above
     expense ratio due to absorption
     of expenses by the Manager......      0.04%            --             --             --             0.01%               --

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.

(C) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information

                                                                         MUNICIPAL MONEY MARKET FUND
                                            -------------------------------------------------------------------------------------
                                                                               PLATINUM CLASS
                                            -------------------------------------------------------------------------------------
                                                                                                    TWO MONTHS
                                                        YEAR ENDED DECEMBER 31,                       ENDED           YEAR ENDED
                                            ------------------------------------------------       DECEMBER 31,       OCTOBER 31,
FOR A SHARE OUTSTANDING                      2003         2002          2001          2000             1999              1999
THROUGHOUT THE PERIOD:                      ------       -------       -------       -------       ------------       -----------
Net asset value, beginning of period......  $ 1.00       $  1.00       $  1.00       $  1.00         $  1.00            $  1.00
                                            ------       -------       -------       -------         -------            -------
 Net investment income(A).................      --(C)         --          0.02          0.03            0.01               0.02
 Less dividends from net investment
   income.................................      --(C)         --         (0.02)        (0.03)          (0.01)             (0.02)
                                            ------       -------       -------       -------         -------            -------
Net asset value, end of period............  $ 1.00       $  1.00       $  1.00       $  1.00         $  1.00            $  1.00
                                            ======       =======       =======       =======         =======            =======
Total return..............................    0.20%         0.51%         1.82%         3.21%           0.47%(B)           2.27%
                                            ======       =======       =======       =======         =======            =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).............................  $3,271       $71,132       $59,427       $89,602         $76,076            $81,118
 Ratios to average net assets
   (annualized)(A):
   Expenses...............................    1.01%         0.99%         1.00%         1.02%           1.05%              1.04%
   Net investment income..................    0.21%         0.52%         1.87%         3.17%           2.77%              2.24%
   Decrease reflected in above expense
     ratio due to absorption of expenses
     by the Manager.......................    0.34%         0.02%           --            --            0.03%              0.01%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Not annualized.

(C) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Additional Information                 30                             Prospectus

                                                        MUNICIPAL MONEY MARKET MILEAGE FUND
                                          ----------------------------------------------------------------
                                                                 PLATINUM CLASS(B)
                                          ----------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,              TWO MONTHS ENDED
                                          ---------------------------------------------     DECEMBER 31,
FOR A SHARE OUTSTANDING                    2003         2002         2001         2000          1999
THROUGHOUT THE PERIOD:                    ------       ------       ------       ------   ----------------
Net asset value, beginning of period....  $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                          ------       ------       ------       ------        ------
  Net investment income(A)..............      --(D)        --(D)      0.02         0.03          0.01
  Less dividends from net investment
    income..............................      --(D)        --(D)     (0.02)       (0.03)        (0.01)
                                          ------       ------       ------       ------        ------
Net asset value, end of period..........  $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                          ======       ======       ======       ======        ======
Total return............................    0.07%        0.35%        1.72%        3.05%         0.45%(C)
                                          ======       ======       ======       ======        ======
Ratios and supplemental data:
  Net assets, end of period (in
    thousands)..........................  $7,898       $7,517       $8,464       $7,889        $    1
  Ratios to average net assets
    (annualized)(A):
    Expenses............................    1.09%        1.16%        1.10%        1.10%         1.10%
    Net investment income...............    0.07%        0.34%        1.72%        3.29%         2.74%
    Decrease reflected in above expense
      ratio due to absorption of
      expenses by the Manager...........    0.13%        0.07%        0.13%        0.06%         0.17%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.

(D) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Prospectus                             31                 Additional Information

                                                                     U.S. GOVERNMENT MONEY MARKET FUND
                                          ---------------------------------------------------------------------------------------
                                                                              PLATINUM CLASS
                                          ---------------------------------------------------------------------------------------
                                                                                                    TWO MONTHS
                                                       YEAR ENDED DECEMBER 31,                        ENDED           YEAR ENDED
                                          --------------------------------------------------       DECEMBER 31,       OCTOBER 31,
FOR A SHARE OUTSTANDING                    2003          2002           2001          2000             1999              1999
THROUGHOUT THE PERIOD:                    ------       --------       --------       -------       ------------       -----------
Net asset value, beginning of period....  $ 1.00       $   1.00       $   1.00       $  1.00         $  1.00            $  1.00
                                          ------       --------       --------       -------         -------            -------
 Net investment income(A)...............      --(C)        0.01           0.03          0.05            0.01               0.04
 Less dividends from net investment
   income...............................      --(C)       (0.01)         (0.03)        (0.05)          (0.01)             (0.04)
                                          ------       --------       --------       -------         -------            -------
Net asset value, end of period..........  $ 1.00       $   1.00       $   1.00       $  1.00         $  1.00            $  1.00
                                          ======       ========       ========       =======         =======            =======
Total return............................    0.24%          0.90%          3.37%         5.53%           0.80%(B)           4.09%
                                          ======       ========       ========       =======         =======            =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)...........................  $6,752       $119,833       $112,670       $78,857         $78,585            $84,385
 Ratios to average net assets
   (annualized)(A):
   Expenses.............................    1.00%          0.95%          0.95%         1.00%           1.02%              1.01%
   Net investment income................    0.31%          0.88%          3.20%         5.40%           4.77%              4.01%
   Decrease reflected in above expense
     ratio due to absorption of expenses
     by the Manager.....................    0.20%          0.03%            --            --              --                 --

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Not annualized.

(C) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Additional Information                 32                             Prospectus

                                                     U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
                                         ------------------------------------------------------------------
                                                                 PLATINUM CLASS(B)
                                         ------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,               TWO MONTHS ENDED
                                         -----------------------------------------------     DECEMBER 31,
FOR A SHARE OUTSTANDING                   2003         2002         2001          2000           1999
THROUGHOUT THE PERIOD:                   ------       ------       -------       -------   ----------------
Net asset value, beginning of period...  $ 1.00       $ 1.00       $  1.00       $  1.00        $ 1.00
                                         ------       ------       -------       -------        ------
  Net investment income(A).............      --(D)      0.01          0.03          0.05          0.01
  Less dividends from net investment
    income.............................      --(D)     (0.01)        (0.03)        (0.05)        (0.01)
                                         ------       ------       -------       -------        ------
Net asset value, end of period.........  $ 1.00       $ 1.00       $  1.00       $  1.00        $ 1.00
                                         ======       ======       =======       =======        ======
Total return...........................    0.09%        0.69%         3.22%         5.47%         0.80%(C)
                                         ======       ======       =======       =======        ======
Ratios and supplemental data:
  Net assets, end of period (in
    thousands).........................  $4,681       $7,405       $16,903       $12,350        $    1
  Ratios to average net assets
    (annualized)(A):
    Expenses...........................    1.14%        1.15%         1.10%         1.10%         1.10%
    Net investment income..............    0.09%        0.74%         3.11%         5.55%         4.69%
    Decrease reflected in above expense
      ratio due to absorption of
      expenses by the Manager..........    0.17%        0.06%         0.08%         0.14%         0.20%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.

(D) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Prospectus                             33                 Additional Information

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 934-4448 OR YOU MAY ACCESS THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS ON THE FUNDS' WEBSITE AT WWW.AAFUNDS.COM.


  ANNUAL REPORT/SEMI-ANNUAL REPORT       STATEMENT OF ADDITIONAL INFORMATION
  The Funds' Annual and Semi-Annual      The SAI contains more details about
  Reports list the Funds' actual         the Funds and their investment
  investments as of the report's date.   policies. The SAI is incorporated in
  They also include a discussion by the  this Prospectus by reference (it is
  Manager of market conditions and       legally part of this Prospectus). A
  investment strategies that             current SAI is on file with the
  significantly affected the Funds'      Securities and Exchange Commission
  performance. The report of the Funds'  (SEC).
  independent auditors is included in
  the Annual Report.

TO REDUCE EXPENSES, YOUR FINANCIAL INSTITUTION MAY MAIL ONLY ONE COPY OF THE PROSPECTUS, ANNUAL REPORT, AND SEMI-ANNUAL REPORT TO THOSE ADDRESSES SHARED BY TWO OR MORE ACCOUNTS. IF YOU WISH TO RECEIVE INDIVIDUAL COPIES OF THESE DOCUMENTS, PLEASE CONTACT YOUR FINANCIAL INSTITUTION. THEY WILL BEGIN SENDING YOU INDIVIDUAL COPIES THIRTY DAYS AFTER RECEIVING YOUR REQUEST.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


          (TELEPHONE GRAPHIC)                        (MAILBOX GRAPHIC)
             BY TELEPHONE:                                BY MAIL:
          Call (800) 934-4448              TD Waterhouse Investor Services, Inc.
                                                      Customer Service
                                                      100 Wall Street
                                                     New York, NY 10005

           (KEYBOARD GRAPHIC)                         (MOUSE GRAPHIC)
               BY E-MAIL:                             ON THE INTERNET:
   american _ aadvantage.funds@aa.com           Visit the Funds' website at
                                                      www.aafunds.com
                                               Visit TD Waterhouse's website
                                                  at www.tdwaterhouse.com
                                            Visit the SEC website at www.sec.gov

The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

                               Available through
                       1-800-934-4448 - tdwaterhouse.com

                              (TD WATERHOUSE LOGO)


      (AMERICAN BEACON FUNDS LOGO)          (AMERICAN BEACON MILEAGE FUNDS LOGO)



         (FORMERLY KNOWN AS THE                    (FORMERLY KNOWN AS THE
       AMERICAN AADVANTAGE FUNDS)            AMERICAN AADVANTAGE MILEAGE FUNDS)
        SEC File Number 811-4984                  SEC File Number 811-9018



American Airlines, Inc. is not responsible for investments made in the American Beacon Funds or the American Beacon Mileage Funds. American Beacon Funds and American Beacon Mileage Funds are registered service marks of AMR Corporation. American Beacon Money Market Fund is a registered service mark of American Beacon Advisors, Inc. Platinum Class, American Beacon Municipal Money Market Fund, American Beacon U.S. Government Money Market Fund, American Beacon Money Market Mileage Fund, American Beacon Municipal Money Market Mileage Fund and American Beacon U.S. Government Money Market Mileage Fund are service marks of American Beacon Advisors, Inc. American AAdvantage Funds and American AAdvantage Mileage Funds are registered service marks of AMR Corporation.




--------------------------------------------------------------------------------

Additional Information                                                Prospectus

       CASH MANAGEMENT CLASS

          PRIVACY POLICY

           MARCH 1, 2005

            PROSPECTUS
             ENCLOSED


       (AMERICAN BEACON FUNDS LOGO)                - MONEY MARKET FUND
          (FORMERLY KNOWN AS THE
        AMERICAN AADVANTAGE FUNDS)                 - U.S. GOVERNMENT MONEY MARKET FUND



   MANAGED BY AMERICAN BEACON ADVISORS, INC.        This page is not part of the Prospectus.



(LIGHTHOUSE LOGO)

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)


                                 PRIVACY POLICY


The American Beacon Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.


We may collect nonpublic personal information about you from one or more of the following sources:

- information we receive from you on applications or other forms;

- information about your transactions with us or our service providers; and

- information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    This page is not part of the Prospectus.

       CASH MANAGEMENT CLASS

            (AMR LOGO)

            PROSPECTUS

           MARCH 1, 2005



       (AMERICAN BEACON FUNDS LOGO)                - MONEY MARKET FUND
          (FORMERLY KNOWN AS THE
        AMERICAN AADVANTAGE FUNDS)                 - U.S. GOVERNMENT MONEY MARKET FUND



                                                    The Securities and Exchange Commission
                                                    does not guarantee that the information in
                                                    this Prospectus or any other mutual fund's
                                                    prospectus is accurate or complete, nor
                                                    does it judge the investment merit of
                                                    these Funds. To state otherwise is a
   MANAGED BY AMERICAN BEACON ADVISORS, INC.        criminal offense.



(LIGHTHOUSE LOGO)

     TABLE OF CONTENTS


    About the Funds

    Overview....................................................    2
      Money Market Fund.........................................    3
      U.S. Government Money Market Fund.........................    8
    The Manager.................................................   13
    Valuation of Shares.........................................   14

    About Your Investment

    Purchase and Redemption of Shares...........................   15
    Frequent Purchases and Redemptions..........................   19
    Distributions and Taxes.....................................   20

    Additional Information

    Distribution of Fund Shares.................................   21
    Master-Feeder Structure.....................................   21
    Portfolio Holdings..........................................   22
    Financial Highlights........................................   22
    Additional Information.................................Back Cover




ABOUT THE FUNDS
--------------------------------------------------------------------------------


Overview
--------


The American Beacon Money Market Fund, formerly known as the American AAdvantage Money Market Fund, and the American Beacon U.S. Government Money Market Fund, formerly known as the American AAdvantage U.S. Government Money Market Fund, (the "Funds") are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation. The Manager is the sole investment adviser to the Funds.



The Funds operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust (the "Master Trust"), formerly known as the AMR Investment Services Trust, that has a similar name and an identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".



--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN BEACON


MONEY MARKET FUND(R)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------


The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the Master Trust.


The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Fund will only buy securities with the following credit qualities:


- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.


The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.


Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.


- Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.


- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.


- The yield paid by the Fund may be affected by the Manager's decisions regarding the Fund's average dollar-weighted maturity. If the Manager sets the Fund's maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund's yield could be less than other money market funds.


Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The Cash Management Class of the Fund began offering its shares on December 1, 2001. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on September 1, 1987. In the chart and table below, performance results prior to December 1, 2001 are for the older class. Because the other class had moderately higher expenses, its performance was slightly worse than the Cash Management Class of the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform


--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------

in the future. Investors may call 1-800-658-5811 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.


                       (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................   6.04%
96..........................................................   5.50%
97..........................................................   5.64%
98..........................................................   5.56%
99..........................................................   5.18%
00..........................................................   6.45%
01..........................................................   4.16%
02..........................................................   1.73%
03..........................................................   1.08%
04..........................................................



Highest Quarterly Return:               1.65%
  (1/1/95 through 12/31/04)    (3rd & 4th Quarter 2000)
Lowest Quarterly Return:                0.25%
  (1/1/95 through 12/31/04)    (3rd & 4th Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/04
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET FUND..........................................  X.XX%      X.XX%      X.XX%




--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees........................................  0.10%
Distribution (12b-1) Fees..............................  0.00
Other Expenses.........................................  0.14
                                                         ----
Total Annual Fund Operating Expenses...................  0.24%
                                                         ====
Expense Reimbursement..................................  0.09(2)
NET EXPENSES...........................................  0.15%


(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the Master Trust.



(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2005 to the extent that Total Annual Fund Operating Expenses exceed 0.15%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.15%.




--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through December 31, 2005, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................................   $15
3 YEARS.................................................   $68
5 YEARS.................................................  $126
10 YEARS................................................  $297



Portfolio Holdings
------------------



A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN BEACON


U.S. GOVERNMENT
MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------


The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the Master Trust.


The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

Ordinarily, the Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.



--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN BEACON


U.S. GOVERNMENT
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

The Fund has a policy of investing exclusively in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. Investors may call 1-800-658-5811 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.



--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN BEACON


U.S. GOVERNMENT
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------




                       (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................   5.72%
96..........................................................   5.23%
97..........................................................   5.41%
98..........................................................   5.40%
99..........................................................   5.06%
00..........................................................   6.31%
01..........................................................   4.09%
02..........................................................   1.67%
03..........................................................   1.04%
04..........................................................



Highest Quarterly Return:               1.62%
  (1/1/95 through 12/31/04)       (3rd Quarter 2000)
Lowest Quarterly Return:                0.23%
  (1/1/95 through 12/31/04)       (4th Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/04
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
U.S. GOVERNMENT MONEY MARKET FUND..........................  X.XX%      X.XX%      X.XX%




--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN BEACON


U.S. GOVERNMENT
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees......................................  0.10%
Distribution (12b-1) Fees............................  0.00
Other Expenses.......................................  0.27
                                                       ----
Total Annual Fund Operating Expenses.................  0.37%
                                                       ====
Expense Reimbursement................................  0.18(2)
NET EXPENSES.........................................  0.19%


(1) The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the Master Trust.



(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2005 to the extent that Total Annual Fund Operating Expenses exceed 0.19%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.19%.




--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN BEACON


U.S. GOVERNMENT
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through December 31, 2005, Net Expenses were used to calculate the cost for year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................................   $19
3 YEARS.................................................  $101
5 YEARS.................................................  $190
10 YEARS................................................  $450




Portfolio Holdings
------------------



A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

The Manager
-----------


The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. Prior to March 1, 2005, the Manager's name was AMR Investment Services, Inc. As of December 31, 2004, the Manager had approximately $XX billion of assets under management, including approximately $XX billion under active management and $XX billion as named fiduciary or financial adviser. Approximately $XX billion of the Manager's total assets under management were related to AMR Corporation.


The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to each Fund. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the Master Trust and the Funds (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.




--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

Valuation of Shares
-------------------


The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share.


The NAV of Cash Management Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is typically determined as of 5:00 p.m. Eastern Time, on each day on which the New York Stock Exchange ("Exchange") is open for business. On days when the financial markets in which the Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Funds are not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.



--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------


Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

Cash Management Class shares are offered to institutional investors, including:


- agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

- endowment funds and charitable foundations;

- employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended (Code);

- qualified pension and profit sharing plans;

- corporations; and

- other investors who meet the initial investment requirement.
An initial investment of at least $10 million is required for the Money Market Fund. The U.S. Government Money Market Fund has an initial investment requirement of $2 million. The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.


Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by:

- calling (800) 967-9009, or

- visiting the Funds' website at www.aafunds.com and downloading an account application.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Non-public corporations and other entities may be


--------------------------------------------------------------------------------

Prospectus                             15                  About Your Investment
required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and Social Security numbers for persons authorized to provide instructions on the account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and:

                                    Mail to:

                             American Beacon Funds


                        4151 Amon Carter Blvd., MD 2450

                              Fort Worth, TX 76155

                                   or Fax to:
                                 (817) 931-8803


Purchase Policies
-----------------

Shares of each Fund are offered and purchase orders are typically accepted until 5:00 p.m. Eastern Time on each day on which the Exchange is open for business. If a purchase order is received in good order prior to a Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the Fund's deadline, the purchase price will be the NAV per share determined on the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. In addition, a Fund may, in its discretion, accept orders on days when the Exchange is closed. Shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day. No sales charges are assessed on the purchase or sale of Fund shares.


Redemption Policies
-------------------


Shares of each Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 3:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first). Wire proceeds from redemption requests received by this time are generally transmitted to shareholders on the same day. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. For assistance with completing a redemption request, please call (800) 658-5811.


--------------------------------------------------------------------------------

About Your Investment                  16                             Prospectus

Each Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

Although each Fund intends to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Fund generally will be paid at the time of redemption.

HOW TO PURCHASE SHARES
By Wire


If your account has been established, you may call (800) 658-5811 or visit www.aafunds.com (select "My Account") to purchase shares by wire. Send a bank wire to State Street Bank and Trust Co. with these instructions:

- ABA# 0110-0002-8; AC-9905-342-3,


- Attn: American Beacon Funds -- Cash Management Class,


- the Fund name, Fund number, and

- account number and registration.


--------------------------------------------------------------------------------

Prospectus                             17                  About Your Investment

HOW TO REDEEM SHARES
By Telephone


- Call (800) 658-5811 to request a redemption.

- Proceeds from redemptions placed by telephone will generally be transmitted by wire only, as instructed on the application form.

By Mail


Write a letter of instruction including:


- the Fund name, Fund number,

- the shareholder account number,

- the number of shares or dollar amount to be redeemed,

- and the authorized signature(s) of all persons required to sign for the account.

Mail the letter to:

American Beacon Funds

P.O. Box 219643
Kansas City, MO 64121-9643

- Other supporting documents may be required for estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans. Call
  (800) 658-5811 for instructions.

- Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.

A STAMP2000 Medallion Imprint signature guarantee is required for redemption orders:

- with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or

- for an account requesting payment by check whose address has changed within the last 30 days.
Via "My Account" on www.aafunds.com


If you have established bank instructions for your account, you may request a redemption by selecting "My Account" on www.aafunds.com. To establish bank instructions, please call (800) 658-5811.


--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus

General Policies
----------------

If a shareholder's account balance in either Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

The Funds reserve the right to:

- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening, and

- modify or terminate the exchange privilege at any time.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.


The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries. Thus, an order to purchase or sell Fund shares will be priced at the Fund's next determined NAV after receipt by the financial intermediary.



Third parties who offer Fund shares may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.




Frequent Purchases and Redemptions
----------------------------------



The Funds are intended to serve as short-term investment vehicles providing daily liquidity to shareholders. The Manager attempts to maintain sufficient liquidity for each Fund to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or other circumstances, the Manager may be required to sell portfolio securities before maturity, possibly causing a Fund to underperform other similar money market funds.


--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment

Distributions and Taxes
-----------------------


The Funds distribute most or all of their net earnings in the form of monthly dividends from net investment income and distributions of realized net capital gains. Usually, any dividends and distributions of realized net short-term capital gains are taxable as ordinary income. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations may be exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders on the first business day of the following month.



This is only a summary of some of the important federal income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisers regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.



--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Distribution of Fund Shares
----------------------------

The Funds do not incur any direct distribution expenses. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreements to be used for the sale and distribution of Fund shares. In the event a Fund begins to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.


Master-Feeder Structure
-----------------------

The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        (MASTER-FEEDER STRUCTURE GRAPH)

Each Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees of the Funds determines that it is in the best interest of a Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified


--------------------------------------------------------------------------------

Prospectus                             21                 Additional Information
portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.



Portfolio Holdings
------------------



A complete listing of holdings for each Fund's corresponding portfolio is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months. To access holdings information, click on Funds Info at www.aafunds.com and select Portfolio Holdings under the Fund's name.



Financial Highlights
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned on an investment in that Fund (assuming reinvestment of all dividends and distributions). The Fund's financial highlights were audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial



--------------------------------------------------------------------------------

Additional Information                 22                             Prospectus
statements, is found in the Funds' Annual Report, which you may obtain upon request.

                                                               MONEY MARKET FUND-
                                                              CASH MANAGEMENT CLASS
                                                       -----------------------------------
                                                          YEAR ENDED
                                                         DECEMBER 31,      ONE MONTH ENDED
                                                       -----------------    DECEMBER 31,
FOR A SHARE OUTSTANDING                                  2003      2002        2001(B)
THROUGHOUT THE PERIOD:                                 --------   ------   ---------------
Net asset value, beginning of period.................  $   1.00   $ 1.00       $  1.00
                                                       --------   ------       -------
  Net investment income(A)...........................      0.01     0.02            --(D)
  Less dividends from net investment income..........     (0.01)   (0.02)           --(D)
                                                       --------   ------       -------
Net asset value, end of period.......................  $   1.00   $ 1.00       $  1.00
                                                       ========   ======       =======
Total return.........................................      1.08%    1.73%         0.19%(C)
                                                       ========   ======       =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...........  $117,395   $6,641       $15,006
  Ratios to average net assets (annualized)(A):
    Expenses.........................................      0.16%    0.19%         0.19%
    Net investment income............................      1.03%    1.73%         1.96%
    Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager..........      0.08%    0.03%           --

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) The Money Market Fund commenced sales of a fourth class of shares designated as "Cash Management Class" on December 1, 2001.

(C) Not annualized.

(D) Amount is less than $0.01 per share.



--------------------------------------------------------------------------------

Prospectus                             23                 Additional Information

                                                            U.S. GOVERNMENT MONEY MARKET FUND-
                                                                  CASH MANAGEMENT CLASS
                                          ----------------------------------------------------------------------
                                                                                       TWO MONTHS
                                                   YEAR ENDED DECEMBER 31,               ENDED       YEAR ENDED
                                          -----------------------------------------   DECEMBER 31,   OCTOBER 31,
FOR A SHARE OUTSTANDING                    2003      2002       2001(B)      2000         1999          1999
THROUGHOUT THE PERIOD:                    -------   -------     -------     -------   ------------   -----------
Net asset value, beginning of period....  $  1.00   $  1.00     $  1.00     $  1.00     $  1.00        $  1.00
                                          -------   -------     -------     -------     -------        -------
 Net investment income(A)...............     0.01      0.02        0.04        0.06        0.01           0.05
 Less dividends from net investment
   income...............................    (0.01)    (0.02)      (0.04)      (0.06)      (0.01)         (0.05)
                                          -------   -------     -------     -------     -------        -------
Net asset value, end of period..........  $  1.00   $  1.00     $  1.00     $  1.00     $  1.00        $  1.00
                                          =======   =======     =======     =======     =======        =======
Total return............................     1.04%     1.67%       4.09%       6.31%       0.94%(C)       4.94%
                                          =======   =======     =======     =======     =======        =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)...........................  $22,060   $38,310     $66,302     $36,391     $37,385        $32,427
 Ratios to average net assets
   (annualized)(A):
   Expenses.............................     0.19%     0.19%       0.25%       0.26%       0.18%          0.19%
   Net investment income................     1.04%     1.69%       3.74%       6.16%       5.60%          4.83%
   Decrease reflected in above expense
     ratio due to absorption of expenses
     by the Manager.....................     0.18%     0.04%         --          --          --             --

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Prior to December 1, 2001, the Cash Management Class of the American AAdvantage U.S. Government Money Market Fund was known as the Institutional Class of the American AAdvantage U.S. Government Money Market Fund. The Institutional Class had a higher expense structure than the Cash Management Class.

(C) Not annualized.



--------------------------------------------------------------------------------

Additional Information                 24                             Prospectus

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 658-5811 OR YOU MAY ACCESS THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS ON THE FUNDS' WEBSITE AT WWW.AAFUNDS.COM.


 ANNUAL REPORT/SEMI-ANNUAL REPORT

 The Funds' Annual and Semi-Annual Reports list the Funds' actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds' performance. The report of the Funds' independent auditors is included in the Annual Report.

 STATEMENT OF ADDITIONAL INFORMATION

 The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:



        (TELEPHONE GRAPHIC)                  (KEYBOARD GRAPHIC)
           BY TELEPHONE:                         BY E-MAIL:
        Call (800) 658-5811          american _ aadvantage.funds@aa.com

         (MAILBOX GRAPHIC)                     (MOUSE GRAPHIC)
             BY MAIL:                         ON THE INTERNET:
       American Beacon Funds                Visit our website at
  4151 Amon Carter Blvd., MD 2450              www.aafunds.com
       Fort Worth, TX 76155               Visit the SEC website at
                                                 www.sec.gov


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

                          (AMERICAN BEACON FUNDS LOGO)

               (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE FUNDS)


                            SEC File Number 811-4984


American Beacon Funds is a service mark of AMR Corporation. American Beacon Money Market Fund is a registered service mark of American Beacon Advisors, Inc. American Beacon U.S. Government Money Market Fund is a service mark of American Beacon Advisors, Inc. American AAdvantage Funds is a registered service mark of AMR Corporation.



--------------------------------------------------------------------------------
Prospectus                                                Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

                            AMERICAN BEACON FUNDS(R)
              (formerly known as the American AAdvantage Funds(R))



                                -- AMR CLASS(SM) --
                            -- INSTITUTIONAL CLASS --
                            -- PLANAHEAD CLASS(R) --
                               -- SERVICE CLASS --



                                  MARCH 1, 2005





      Balanced Fund            International Equity Index Fund                 S&P 500 Index Fund
   Emerging Markets Fund           Large Cap Growth Fund                      Short-Term Bond Fund
   Enhanced Income Fund             Large Cap Value Fund                      Small Cap Index Fund
   High Yield Bond Fund              Mid-Cap Value Fund                       Small Cap Value Fund
  Intermediate Bond Fund              Money Market Fund           Treasury Inflation Protected Securities Fund
International Equity Fund        Municipal Money Market Fund            U.S. Government Money Market Fund

           (each individually, a "Fund" and collectively, the "Funds")



         This Statement of Additional Information ("SAI") should be read in conjunction with an AMR Class, an Institutional Class, a PlanAhead Class, or a Service Class prospectus, dated March 1, 2005, (individually, a "Prospectus"), copies of which may be obtained without charge by calling (800) 388-3344 for an Institutional, PlanAhead or Service Class Prospectus or (817) 967-3509 for an AMR Class Prospectus. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.



         The American AAdvantage Funds' Annual Report to Shareholders for the period ended October 31, 2004, the American AAdvantage Money Market Funds' Annual Report to Shareholders for the period ended December 31, 2004 and the Index Funds' Annual Report to Shareholders for the period ended December 31, 2004 are supplied with this SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.


                                TABLE OF CONTENTS


Organization and History of the Funds....................................................................................2

Non-Principal Investment Strategies and Risks............................................................................4

Investment Restrictions..................................................................................................5

Temporary Defensive Position............................................................................................10

Portfolio Turnover......................................................................................................10

Disclosure of Portfolio Holdings........................................................................................10


Trustees and Officers of the Trust and the Master Trust.................................................................12

Trustees and Officers of the Index Trust................................................................................18

Trustees and Officers of the Equity 500 Index Portfolio.................................................................22

Code of Ethics..........................................................................................................25

Proxy Voting Policies...................................................................................................25

Control Persons and 5% Shareholders.....................................................................................25

Investment Advisory Agreements..........................................................................................28

Management, Administrative and Distribution Services....................................................................29

Other Service Providers.................................................................................................33

Portfolio Managers......................................................................................................33

Portfolio Securities Transactions.......................................................................................37

Redemptions in Kind.....................................................................................................41

Net Asset Value.........................................................................................................41

Tax Information.........................................................................................................41

Description of the Trust................................................................................................46

Other Information.......................................................................................................46

Appendix A: Proxy Voting Policy and Procedures for the Trust and Master Trust..........................................A-1

Appendix B: Proxy Voting Policies - International Equity and Emerging Markets Fund Sub-Advisers........................B-1

Appendix C: Proxy Voting Policies - Index Portfolios...................................................................C-1



                      ORGANIZATION AND HISTORY OF THE FUNDS




         Each Fund is a separate investment portfolio of the American Beacon Funds (the "Trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on January 16, 1987. Each Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy. All of the Funds are diversified except for the International Equity Index and Small Cap Index Funds. Each Fund (except the Enhanced Income, International Equity Index, Mid-Cap Value, Small Cap Index and Treasury Inflation Protected Securities Funds) is comprised of multiple classes of shares designed to meet the needs of different groups of investors. The Enhanced Income Fund offers only the PlanAhead Class of shares, and the International Equity Index, Mid-Cap Value, Small Cap Index, and Treasury Inflation Protected Securities Funds offer only the Institutional Class of shares. This SAI relates to the AMR, Institutional, PlanAhead and Service Classes of the Trust.



         The International Equity, International Equity Index, Money Market, Municipal Money Market, S&P 500 Index, Small Cap Index, and U.S. Government Money Market Funds operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund invests all of its investable assets in a corresponding portfolio with a similar name and identical investment objective. The International Equity Fund, the Money Market Fund, the Municipal Money Market Fund, and the U.S. Government Money Market Fund each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust ("Master Trust"), a separate investment company managed by American Beacon Advisors, Inc. (the "Manager"). The S&P 500 Index Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio ("Equity 500 Index Portfolio"), a portfolio of the State Street Master Funds that is managed by

SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"). The International Equity Index Fund and the Small Cap Index Fund each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the Quantitative Master Series Trust ("Index Trust"), which is managed by Fund Asset Management, L.P. ("FAM"). The International Equity Index Fund invests all of its investable assets in the Master International Index Series ("International Index Series"). The Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series ("Small Cap Index Series"). The Equity 500 Index Portfolio, the International Index Series, the Small Cap Index Series, and the portfolios of the Master Trust are referred to herein individually as a "Portfolio" and, collectively, the "Portfolios."



         Effective March 1, 2005, the Trust, the Funds, the Master Trust, and the Manager underwent a name change. The former and current names of each are listed below.



NAME PRIOR TO MARCH 1, 2005                                            NAME AS OF MARCH 1, 2005
---------------------------                                            ------------------------
American AAdvantage Funds                                              American Beacon Funds
American AAdvantage Balanced Fund                                      American Beacon Balanced Fund
American AAdvantage Emerging Markets Fund                              American Beacon Emerging Markets Fund
American AAdvantage Enhanced Income Fund                               American Beacon Enhanced Income Fund
American AAdvantage High Yield Bond Fund                               American Beacon High Yield Bond Fund
American AAdvantage Intermediate Bond Fund                             American Beacon Intermediate Bond Fund
American AAdvantage International Equity Fund                          American Beacon International Equity Fund
American AAdvantage International Equity Index Fund                    American Beacon International Equity Index Fund
American AAdvantage Large Cap Growth Fund                              American Beacon Large Cap Growth Fund
American AAdvantage Large Cap Value Fund                               American Beacon Large Cap Value Fund
American AAdvantage Mid-Cap Value Fund                                 American Beacon Mid-Cap Value Fund
American AAdvantage Money Market Fund                                  American Beacon Money Market Fund
American AAdvantage Municipal Money Market Fund                        American Beacon Municipal Money Market Fund
American AAdvantage S&P 500 Index Fund                                 American Beacon S&P 500 Index Fund
American AAdvantage Short-Term Bond Fund                               American Beacon Short-Term Bond Fund
American AAdvantage Small Cap Index Fund                               American Beacon Small Cap Index Fund
American AAdvantage Small Cap Value Fund                               American Beacon Small Cap Value Fund
American AAdvantage Treasury Inflation Protected Securities Fund       American Beacon Treasury Inflation Protected Securities Fund
American AAdvantage U.S. Government Money Market Fund                  American Beacon U.S. Government Money Market Fund
AMR Investment Services Trust                                          American Beacon Master Trust
AMR Investment Services, Inc.                                          American Beacon Advisors, Inc.

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS


         In addition to the investment strategies described in the Prospectuses, the Balanced Fund, the Emerging Markets Fund, the High Yield Bond Fund, the International Equity Fund, the International Equity Index Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Index Fund, the Small Cap Value Fund, and the Treasury Inflation Protected Securities Fund each may:


         Invest up to 20% of its total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating that security, such as Standard & Poor's Ratings Services ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). Obligations rated in the fourth highest rating category are limited to 25% of each of these Funds' debt allocations. These Funds, at the discretion of the Manager, FAM or the applicable sub-adviser, may retain a debt security that has been downgraded below the initial investment criteria. The International Equity Fund may invest up to 20% of its total assets in non-U.S. debt securities that are rated at the time of purchase in one of the three highest rating categories by any rating organization or, if unrated, are deemed to be of comparable quality by the applicable sub-adviser and traded publicly on a world market. The High Yield Bond Fund may invest more than 20% in investment grade debt securities and more than 25% in obligations rated in the fourth highest rating category.

         Each Fund may (except where indicated otherwise):

         1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. (The S&P 500 Index Fund, Small Cap Index Fund, and International Equity Index Fund (the "Index Funds") will not engage in dollar rolls or purchase or sell securities on a forward commitment basis.) The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

         2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. For all Funds that engage in securities lending (except the Index Funds), the Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Money Market Funds do not currently engage in securities lending nor does the Manager anticipate that they will do so in the near future.

         4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the sub-advisers, SSgA, FAM, or the Manager, as applicable, attempt to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.


         5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Money Market Funds will not invest more than 10% (and the other Funds will not invest more than 15%) of their respective net assets in Section 4(2) securities and illiquid securities unless the sub-adviser, SSgA, FAM, or the Manager, as applicable, determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust's Board of Trustees ("Board"), the Master Trust's Board of Trustees ("Master Trust Board"), the Equity 500 Index Portfolio Board or the Index Trust Board, as applicable, that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.


                             INVESTMENT RESTRICTIONS

         Each Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

                  Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

         All other fundamental and non-fundamental investment policies of each Master-Feeder Fund and its corresponding Portfolio are identical, except for the S&P 500 Index Fund and the Equity 500 Index Portfolio, as described under "Equity 500 Index Portfolio and S&P 500 Index Fund" below.

ALL FUNDS EXCEPT THE INDEX FUNDS


         Although the following discusses the investment policies of each Fund (except the Index Funds) and the Board, it applies equally to each Master Trust Portfolio and the Master Trust Board. Future references in this section to "Fund" shall include the Master Trust Portfolios.


         In addition to the investment limitations noted in the Prospectuses, the following nine restrictions have been adopted by each Fund, and may be changed with respect to any such Fund only by the majority vote of that Fund's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, as amended, and as used herein means, with respect to the Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders' meeting or (b) more than 50% of the shares of the Fund. Whenever a Master-Feeder Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Master-Feeder Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Master-Feeder Fund's votes representing that Master-Feeder Fund's shareholders not voting will be voted by the Board in the same proportion as those Master-Feeder Fund shareholders who do, in fact, vote.

No Fund may:

         1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectuses.

         2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).


         3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, a Fund may be deemed an underwriter under federal securities law.


         4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with a Fund's investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.







         5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.



         6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.


         7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Fund's total assets; or


         8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except the Money Market Portfolio, as described below) provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.



         The Money Market Portfolio will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuers of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).


         The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.


         The following non-fundamental investment restrictions apply to each Fund and Portfolio (except where noted otherwise) and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to a Portfolio, by a vote of a majority of the Master Trust Board. No Fund or Portfolio may:



         1. Invest more than 15% (10% for the Money Market Funds) of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin or effect short sales, except that (i) a Fund or Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities, and
         (ii) the High Yield Bond Fund may effect short sales.


         All Funds and Portfolios of the Master Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, a Fund or Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio, Municipal Money Market Portfolio, and U.S. Government Money Market Portfolio. A Fund or Portfolio of the Master Trust may incur duplicate advisory or management fees when investing in another mutual fund.

INDEX TRUST PORTFOLIOS, SMALL CAP INDEX FUND AND INTERNATIONAL EQUITY INDEX FUND

         Although the following discusses the investment policies of each Index Trust Portfolio and the Index Trust Board, identical policies have been adopted by the Small Cap Index Fund and International Equity Index Fund and the Board.

         The following investment restrictions are "fundamental policies" of the Index Trust Portfolios and may be changed with respect to each Portfolio or Fund only by the majority vote of the Portfolio's or Fund's outstanding interests or shares, respectively, as defined above. Whenever a Fund is requested to vote on a change in the fundamental policy of its Portfolio, the applicable Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing Fund shareholders not voting will be voted by the Board in the same proportion as the Fund shareholders who do, in fact, vote. Neither Index Trust Portfolio may:

         1. Make any investment inconsistent with the Portfolio's classification as a non-diversified company under the 1940 Act.

         2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a Portfolio may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the target index that are in the industry represent more than 25% of the total assets of all companies included in the index.

         3. Make investments for the purpose of exercising control or management.

         4. Purchase or sell real estate, except that, to the extent permitted by law, a Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Index Trust's Registration Statement, as they may be amended from time to time.

         6. Issue senior securities to the extent such issuance would violate applicable law.

         7. Borrow money, except that (i) a Portfolio may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Portfolio may purchase securities on margin to the extent permitted by applicable law. A Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Portfolio's investment policies as set forth in the Index Trust's Registration Statement, as it may be amended from time to time, in connection with hedging transactions, short sales, forward commitment transactions and similar investment strategies.

         8. Underwrite securities of other issuers except insofar as a Portfolio technically may be deemed an underwriter under the 1933 Act in selling portfolio securities.

         9. Purchase or sell commodities or contracts on commodities, except to the extent that a Portfolio may do so in accordance with applicable law and the Index Trust's Registration Statement, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

         In addition, although each Index Trust Portfolio is classified as a non-diversified fund under the 1940 Act and is not subject to the diversification requirements of the 1940 Act, each Portfolio must comply with certain diversification requirements under the Internal Revenue Code of 1986, as amended (the "Tax Code"), to enable the Fund that invests therein to satisfy the tax diversification requirements that apply to that Fund. To ensure that the Index Trust Portfolios satisfy these requirements, the Index Trust's Declaration of Trust requires that each Index Trust Portfolio be managed in compliance with these requirements as though they were applicable to the Portfolios. Whether these requirements are satisfied will be determined at the Portfolio level and not at the Fund level, based in part upon a private letter ruling the Index Trust received from the Internal Revenue Service ("IRS") that entitles funds that invest in an Index Trust Portfolio to "look through" the shares of the Portfolio to its underlying investments for purposes of these diversification requirements.

         In addition, the Index Trust has adopted non-fundamental restrictions that may be changed by the Index Trust Board without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent an Index Trust Portfolio from investing all of its assets in shares of another registered investment company with the same investment objective (in a master-feeder structure). Under the non-fundamental restrictions, an Index Trust Portfolio may not:

         (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Portfolio will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the 1940 Act, at any time the Portfolios' shares are owned by another investment company that is part of the same group of investment companies as the Portfolios.

         (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law and otherwise permitted by the Index Trust's Registration Statement.

         (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Index Trust Board has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the 1933 Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Trustees are not subject to the limitations set forth in this investment restriction.

         (d) Make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options and futures.

         (e) Change its policy of investing, under normal circumstances, at least 80% of its assets in securities or other financial instruments in, or correlated with, its target index without providing shareholders with at least 60 days prior written notice of such change.

         If a percentage restriction on the investment use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

         For purposes of investment restriction 2., industry means any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Portfolio management.

         The staff of the SEC has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Index Trust has adopted an investment policy pursuant to which neither Portfolio will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of: (i) the market value of OTC options currently outstanding that are held by such Portfolio, (ii) the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Portfolio, and (iii) margin deposits on the Portfolio's existing OTC options on futures contracts exceeds 15% of the total assets of the Portfolio, taken at market value, together with all other assets of such Portfolio that are deemed to be illiquid or are not otherwise readily marketable. However, if the OTC options are sold by a Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if a Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealer is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of any Portfolio and may be amended by the Index Trust Board without the approval of the Portfolio's interest holders. However, the Index Trust Board will not change or modify this policy prior to the change or modification by the SEC staff of its position.

         Index Trust Portfolio securities generally may not be purchased from, sold or loaned to FAM or its affiliates or any of their directors, trustees, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act. Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with FAM, the Index Trust Portfolios are prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates, except for brokerage transactions permitted under the 1940 Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the 1940 Act. See "Portfolio Securities Transactions."

EQUITY 500 INDEX PORTFOLIO AND S&P 500 INDEX FUND

         The following investment restrictions are "fundamental policies" of the Equity 500 Index Portfolio and the S&P 500 Index Fund, and may be changed with respect to the Portfolio or the Fund only by the majority vote of the Portfolio's or Fund's outstanding interests or shares, respectively, as defined above. Except where noted otherwise, the fundamental investment restrictions of the Equity 500 Index Portfolio and the S&P 500 Index Fund are substantially the same. Whenever the S&P 500 Index Fund is requested to vote on a change in the fundamental policy of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing Fund shareholders not voting will be voted by the Board in the same proportion as the Fund shareholders who do, in fact, vote.

The Equity 500 Index Portfolio and S&P 500 Index Fund may not:

         1. Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings). The S&P 500 Index Fund may borrow money in an amount not more than 1/3 of the current value of its net assets as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

         2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

         3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. The S&P 500 Index Fund may not purchase or sell interests in oil, gas or mineral leases.

         4. Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.

         5. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. The S&P 500 Index Fund may not make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

         6. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

         7. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

         8. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Portfolio's total assets would be invested in any one industry.

         9. Issue any class of securities that is senior to the Portfolio's beneficial interests, to the extent prohibited by the Investment Company Act of 1940, as amended, provided that, for the S&P 500 Index Fund, collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

         In addition, it is contrary to the Portfolio's present policy, which may be changed without interest holder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to the Portfolio, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

                          TEMPORARY DEFENSIVE POSITION

         While assuming a temporary defensive position, a Fund or Portfolio may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

                               PORTFOLIO TURNOVER


         Portfolio turnover is a measure of trading activity in a portfolio of securities, usually calculated over a period of one year. The rate is calculated by dividing the lesser amount of purchases or sales of securities by the average amount of securities held over the period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover can increase a Fund's transaction costs and generate additional capital gains or losses. The portfolio turnover rate for the Small Cap Value Fund for the fiscal year ended October 31, 2004 decreased to 35% from the rate of 75% for the previous fiscal year. This decrease was primarily due to the significant increase in Fund assets during 2004. The portfolio turnover rate for the Short-Term Bond Fund for the fiscal year ended October 31, 2004 decreased to 41% from the rate of 81% for the previous fiscal year. This decrease during the fiscal year was primarily due to the Fund's strategy of holding securities in response to fewer opportunities in the credit markets and the rising interest rate environment.



                        DISCLOSURE OF PORTFOLIO HOLDINGS





         The Funds publicly disclose portfolio holdings information as follows:

         1. a complete list of holdings for each Fund on an annual and semi-annual basis in the reports to shareholders and publicly available filings with the SEC, including Forms N-Q and N-CSR;

         2. a complete list of holdings for each Fund (excluding the Index Funds) on a monthly basis on the Funds' website
                  (www.aafunds.com); and

         3. top ten holdings for each Fund as of the end of each calendar quarter on the Funds' web site and in sales materials.



         Occasionally, certain interested parties - including individual investors, institutional investors, intermediaries that distribute shares of the Funds, third-party service providers, rating and ranking organizations, and others - may request the Funds' portfolio holdings information on a more frequent basis. The Funds' policy is to control the disclosure of portfolio holdings information in an attempt to prevent parties from utilizing such information to engage in trading activity harmful to Fund shareholders. To this end, the Funds have adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the "Holdings Policy"). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. In general, individual portfolio holdings may be disclosed on a selective basis only where it is determined that (i) there is a legitimate business purpose for the information, (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and
(iii) disclosure is in the best interests of Fund shareholders.



SERVICE PROVIDERS

         Various firms, such as auditors, fund accountants, custodians, pricing services, securities lending agents, investment advisers, and proxy voting services, may require portfolio holdings information to provide services to the Funds. The Funds have determined that selective and complete disclosure of holdings information to such service providers fulfills a legitimate business purpose and is in the best interest of shareholders, as it allows the service providers to facilitate the day-to-day operations of the Funds. The Funds' contractual arrangements with these service providers subject them to a duty of confidentiality.



RATING AND RANKING ORGANIZATIONS

         The Funds have determined that selective and complete disclosure of holdings information to organizations that publish ratings and/or rankings of the Funds fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Funds in comparison to other mutual funds. The Funds have arrangements with the following rating and ranking organizations for disclosure of holdings and other related portfolio information. These organizations receive holdings information on a monthly or quarterly basis within one to five days after the end of the period.




Fidelity Strategic Advisers             Morningstar
Lipper Analytical Services              Standard & Poor's Ratings Services
Moody's Investors Service               Thomson Financial




         For each of these arrangements, the Funds have received assurances that the information disclosed will be kept confidential and the recipients are subject to a duty not to trade on the nonpublic information. A member of the Manager's Compliance Department must approve any new arrangements to disclose Fund holdings to a rating and ranking organization.



MONEY MARKET FUNDS

         The Manager has determined that selective disclosure of holdings information for the Money Market Funds does not pose a significant risk of harm to shareholders. Because of the nature of money market securities, interested parties could not utilize holdings information to trade in a manner harmful to the Money Market Funds and their shareholders. However, there may be certain situations in which disclosure of Money Market Fund holdings would not be in the best interests of shareholders. Therefore, the Manager may at its discretion place restrictions on the disclosure of holdings for the Money Market Funds under certain circumstances.



NON-MONEY MARKET FUNDS

         For the non-Money Market Funds, selective disclosure of portfolio holdings information to parties other than rating and ranking organizations and third party service providers must meet all of the following conditions:

         1. Recipients of portfolio holdings information must agree in writing to keep the information confidential and not to trade based on the information;

         2. Holdings may only be disclosed as of a month-end date and with at least a 30-day lag between the date of the information and the date on which it is disclosed;

         3. No compensation may be paid to the Funds, the Manager or any other party in connection with the disclosure of information about portfolio securities; and

         4. A member of the Manager's Compliance Department must approve requests for holdings information.


         In determining whether to approve a request for portfolio holdings disclosure, the Compliance Department shall consider the type of requestor and its relationship to the Funds, the stated reason for the request, any historical pattern of requests from that same individual or entity, the style of the Fund for which holdings have been requested (e.g. passive versus active management), and any other factors it deems relevant. In its analysis, the Compliance Department shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Manager or any affiliated person of the Fund on the other. For example, the Compliance Department will inquire whether the Manager has entered into any special arrangements with the requestor to share confidential portfolio holdings information in exchange for a substantial investment in the Funds or other products managed by the Manager. Any potential conflicts between shareholders and affiliated persons of the Funds that arise as a result of a request for portfolio holdings information shall be decided by the Manager in the best interests of shareholders. However, if a conflict exists between the interests of shareholders and the Manager, the Manager will present the details of the request to the Board who will either approve or deny the request. On a quarterly basis, the Manager will prepare a report for the Board outlining the requests for selective disclosure during the period.



         The Compliance Department will determine whether a historical pattern of requests by the same individual or entity constitutes an "ongoing arrangement" and thus requires disclosure in the SAI.



             TRUSTEES AND OFFICERS OF THE TRUST AND THE MASTER TRUST





         The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust and Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust, the Master Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds.




                               POSITION, TERM OF
                             OFFICE AND LENGTH OF
NAME, AGE AND ADDRESS    TIME SERVED WITH EACH TRUST    PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------    ---------------------------    ---------------------------------------------------------------------
INTERESTED TRUSTEES
                                     Term
                               Lifetime of Trust
                                until removal,
                                resignation or
                                  retirement*

William F. Quinn** (57)      Trustee and President      President, American Beacon Advisors, Inc. (1986-Present); Chairman
                              of Trust since 1987       (1989-2003) and Director (1979-1986, 2003-Present), American Airlines
                            and Master Trust since      Federal Credit Union; Director, Crescent Real Estate Equities, Inc.
                                     1995               (1994-Present); Director, Pritchard, Hubble & Herr, LLC (investment adviser) (2001-Present); Advisory Director, Southern Methodist University
                                                        Endowment Fund (1996-Present); Member, Southern Methodist University Cox
                                                        School of Business Advisory Board (1999-2002); Member, New York Stock
                                                        Exchange Pension Manager Committee (1997-1998, 2000-2002); Chairman,
                                                        Committee for the Investment of Employee Benefits Defined Benefit Sub-
                                                        Committee (1982-Present); Director, United Way of Tarrant County (1988-2000,
                                                        2004-Present); Trustee, American Beacon Mileage Funds (1995-Present);
                                                        Trustee, American Beacon Select Funds (1999-Present).

Alan D. Feld** (68)           Trustee since 1996        Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                                                        (1960-Present); Director, Clear Channel Communications (1984-Present);
                                                        Trustee, CenterPoint Properties (1994-Present); Trustee, American
                                                        Beacon Mileage Funds (1996-Present); Trustee, American Beacon Select
                                                        Funds (1999-Present); Trustee, American Beacon Select Funds (1999-Present).

                               POSITION, TERM OF
                             OFFICE AND LENGTH OF
NAME, AGE AND ADDRESS    TIME SERVED WITH EACH TRUST    PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------    ---------------------------    ---------------------------------------------------------------------
NON-INTERESTED TRUSTEES
                                        Term
                                  Lifetime of Trust
                                   until removal,
                                   resignation or
                                     retirement*

W. Humphrey Bogart (60)          Trustee since 2004     Consultant, New River Canada Ltd. (mutual fund servicing company)
                                                        (1998-2003); Board Member, Baylor University Medical Center Foundation
                                                        (1992-Present); Trustee, American Beacon Mileage Funds (2004-Present);
                                                        Trustee, American Beacon Select Funds (2004-Present).

Brenda A. Cline (44)             Trustee since 2004     Vice President, Chief Financial Officer, Treasurer and Secretary,
301 Commerce Street                                     Kimbell Art Foundation (1993-Present); Trustee, Texas Christian
Suite 2240                                              University (1999-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a
Fort Worth, Texas 76102                                 Cook Children's Health Foundation) (2001-Present); Trustee, American
                                                        Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select
                                                        Funds (2004-Present).

Richard A. Massman (61)          Trustee since 2004     Senior Vice President and General Counsel, Hunt Consolidated, Inc.
                                                        (holding company engaged in energy, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American Beacon
                                                        Mileage Funds (2004-Present); Trustee, American Beacon Select Funds
                                                        (2004-Present).

Stephen D. O'Sullivan (69)     Trustee of Trust since   Consultant (1994-Present); Trustee, American Beacon Mileage Funds
                               1987 and Master Trust    (1995-Present); Trustee, American Beacon Select Funds (1999-Present).
                                   since 1995

R. Gerald Turner (59)            Trustee since 2001     President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                                ChemFirst (1986-2002); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                                (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                     (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing)
                                                        (2003-Present); Director, First Broadcasting Investment Partners, LLC
                                                        (2003-Present); Member, United Way of Dallas Board of Directors; Member,
                                                        Salvation Army of Dallas Board of Directors; Member, Methodist Hospital
                                                        Advisory Board; Member, Knight Commission on Intercollegiate Athletics;
                                                        Trustee, American Beacon Mileage Funds (2001-Present); Trustee, American
                                                        Beacon Select Funds (2001-Present).

Kneeland Youngblood (49)      Trustee since 1996        Managing Partner, Pharos Capital Group, LLC (a private equity firm) (1998-
100 Crescent Court                                      Present); Trustee, The Hockaday School (1997-Present); Director, Starwood s
Suite 1740                                              Hotels and Resort (2001-Present); Member, Council on Foreign Relations
Dallas, Texas 75201                                     (1995-Present); Director, Just For the Kids (1995-2001); Director, L&B
                                                        Realty Advisors (1998-2000); Trustee, Teachers Retirement System of Texas
                                                        (1993-1999); Director, Starwood Financial Trust (1998-2001); Trustee, St.
                                                        Mark's School of Texas (2002-Present); Trustee, American Beacon Mileage
                                                        Funds (1996-Present); Trustee, American Beacon Select Funds (1999-Present).

OFFICERS
                                        Term
                                      One Year

Brian E. Brett (44)                 VP since 2004       Vice President, Director of Sales, American Beacon Advisors, Inc.
                                                        (2004-Present); Regional Vice President, Neuberger Berman, LLC
                                                        (investment adviser) (1996-2004).

Nancy A. Eckl (42)             VP of Trust since 1990   Vice President, Trust Investments, American Beacon Advisors, Inc.
                               and Master Trust since   (1990-Present).
                                        1995

Michael W. Fields (51)         VP of Trust since 1989   Vice President, Fixed Income Investments, American Beacon Advisors,
                               and Master Trust since   Inc. (1988-Present).
                                        1995

Barry Y. Greenberg (41)           VP since 1995 and     Vice President, Legal, Compliance and Administration, American Beacon
                                Secretary since 2004    Advisors, Inc. (1995-Present); Director, Pritchard, Hubble & Herr, LLC
                                                        (investment adviser) (2004-Present).

Rebecca L. Harris (38)          Treasurer since 1995    Vice President, Finance, American Beacon Advisors, Inc. (1995-Present).

John B. Roberson (46)          VP of Trust since 1989   Vice President, Client Relations & Special Projects, American Beacon
                               and Master Trust since   Advisors, Inc. (2004-Present); Vice President, Director of Sales,
                                        1995            American Beacon Advisors, Inc. (1991-2004); Director, Pritchard,
                                                        Hubble & Herr, LLC (investment adviser) (2001-Present).

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.


** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust and Master Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the Trust's and Master Trust's sub-advisers.



         The Trust and the Master Trust have an Audit Committee, consisting of Ms. Cline and Messrs. Bogart, Feld, Massman, O'Sullivan, Turner, and Youngblood. Except for Mr. Feld, the members of the committee are not "interested persons" of either Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of each Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met two times during the fiscal year ended October 31, 2004 and once during the fiscal year ended December 31, 2004.



         The Trust and the Master Trust also have a Nominating Committee that is comprised of the non-interested Trustees and Mr. Feld. As set forth in its charter, the Nominating Committee's primary duties are to 1) evaluate the qualifications of potential Interested and Non-Interested Trustees, 2) establish policies and procedures for the review of shareholder-recommended nominees, 3) make recommendations to the full Board for membership on Board committees, and
4) review the Board's committee structure and duties. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Funds. The Nominating Committee met once during the fiscal years ended October 31 and December 31, 2004.



         The Trustees who owned shares of any Fund are listed in the following tables with the dollar range of their ownership in such Fund(s) and the Trust as a whole as of the calendar year ended December 31, 2004.




                                                                           INTERESTED
                                                                      QUINN           FELD
BALANCED
EMERGING MARKETS
ENHANCED INCOME
HIGH YIELD BOND
INTERMEDIATE BOND
INTERNATIONAL EQUITY
INTERNATIONAL EQUITY INDEX
LARGE CAP GROWTH
LARGE CAP VALUE
MID-CAP VALUE
MONEY MARKET
MUNICIPAL MONEY MARKET
S&P 500 INDEX
SHORT-TERM BOND
SMALL CAP INDEX
SMALL CAP VALUE
TREASURY INFLATION PROTECTED SECS.
U.S. GOV'T MONEY MARKET
  TRUST ON AN AGGREGATE BASIS

                                                                          NON-INTERESTED
                                         BOGART         CLINE        MASSMAN     O'SULLIVAN        TURNER        YOUNGBLOOD
                                         ------         -----        -------     ----------        ------        ----------
BALANCED
EMERGING MARKETS
ENHANCED INCOME
HIGH YIELD BOND
INTERMEDIATE BOND
INTERNATIONAL EQUITY
INTERNATIONAL EQUITY INDEX
LARGE CAP GROWTH
LARGE CAP VALUE
MID-CAP VALUE
MONEY MARKET
MUNICIPAL MONEY MARKET
S&P 500 INDEX
SHORT-TERM BOND
SMALL CAP INDEX
SMALL CAP VALUE
TREASURY INFLATION PROTECTED SECS.
U.S. GOV'T MONEY MARKET
    TRUST ON AN AGGREGATE BASIS



         During the two most recently completed calendar years, Akin, Gump provided legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trust and the Master Trust that, during this period, he had no material involvement in the services provided by Akin, Gump to American Airlines, Inc., that he received no material benefit in connection with these services, and that Akin, Gump did not provide legal services to the Manager or AMR Corporation during this period.



         In August 1999, Ms. Cline and her husband received a personal investment loan of $300,000 from JP Morgan Chase Bank, formerly Chase Bank of Texas. JP Morgan Chase Bank is affiliated with J.P. Morgan Investment Management Inc., a sub-adviser to the Large Cap Growth Fund. The loan was secured by the investment and guaranteed by Ben Fortson, a Trustee Emeritus. The loan was satisfied in January 2003. The investments involved purchases of interests in hedge funds unaffiliated with the Trust, Master Trust or any advisers to the Trust or Master Trust.



         Prior to June 14, 2004, Mr. Massman was a trustee of the Fidelity Pension Trust, a qualified employee benefit trust established by Hunt Consolidated, Inc. Both Goldman Sachs Asset Management, L.P. ("GSAM") and Causeway Capital Management LLC ("Causeway") perform advisory services for the Fidelity Pension Trust. GSAM is a sub-adviser to the Large Cap Growth Fund and Causeway is a sub-adviser to the International Equity Fund. In addition, some of the separate accounts managed, on a discretionary basis, by investment managers for the benefit of the Fidelity Pension Trust, as well as other private trusts for which Mr. Massman, prior to June 14, 2004, served as trustee, have held shares of stock in Goldman, Sachs & Co., Legg Mason, Inc., Morgan Stanley and Principal Financial Group, and possibly other entities affiliated with certain sub-advisers of the Trust and Master Trust.



         As compensation for their service to the Trust, the American Beacon Mileage Funds, the American Beacon Select Funds and the Master Trust (collectively, the "Trusts"), Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines, Inc. the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2004. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines, Inc.

                                    Aggregate                Pension or Retirement         Total Compensation
                                Compensation From         Benefits Accrued as Part of        From the Trusts
Name of Trustee                     the Trust                the Trust's Expenses              (27 funds)
----------------------       -------------------------    ---------------------------      ------------------
                                              INTERESTED TRUSTEES
William F. Quinn                         $0                           $0                          $0
Alan D. Feld                             $                            $0                          $

                                            NON-INTERESTED TRUSTEES
W. Humphrey Bogart*                      $                            $0                          $
Brenda A. Cline*                         $                            $0                          $
Ben Fortson**                            $                            $0                          $
Richard A. Massman*                      $                            $0                          $
Stephen D. O'Sullivan                    $                            $0                          $
R. Gerald Turner                         $                            $0                          $
Kneeland Youngblood                      $                            $0                          $



*        Mr. Bogart, Ms. Cline and Mr. Massman were elected as Trustees in
         August 2004.

** Mr. Fortson retired from the Trust effective February 28, 2002. He now serves as Trustee Emeritus.



         The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds. Ben Fortson currently serves as Trustee Emeritus to the Trusts.



         During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines, Inc. annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.


RENEWAL OF MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS


         At their February 23, 2005 meeting, the Trustees considered the renewal of the existing Management Agreement between the Manager and the Funds and each Investment Advisory Agreement between the Funds and the sub-advisers. As part of the renewal process, legal counsel to the Trusts and the independent Trustees sent information request letters to the Manager and each sub-adviser seeking certain relevant information. The responses by the Manager and sub-advisers were provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.


         The Trustees considered, among other materials, responses by the Manager and the sub-advisers to inquiries requesting:

o a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

o a copy of the firm's most recent audited or unaudited financial statements as well as Parts I and II of its Form ADV;

o a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

o a comparison of the performance of that portion of Fund assets managed by each firm with performance of other similar accounts managed by the firm, including a discussion of relative performance versus a peer group average and any remedial measures if the firm's performance was materially below that of the peer group;

o a cost/profitability analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to the Funds, if available;

o an analysis of compensation, including fees paid for last five years, any proposed changes to the fee schedule and the effect of any fee waivers;

o an evaluation of any other benefits to the firm or Funds as a result of their relationship, if any;

o a discussion regarding the firm's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

o a description of trade allocation procedures among accounts managed by the firm;

o a discussion of the firm's compliance program with regard to federal, state, corporate and Fund requirements;

o information regarding the firm's code of ethics, insider trading policy, proxy voting procedures, and disaster recovery plan, including a description of any material changes thereto;

o        a description of the firm's affiliation with any broker-dealer;

o a discussion of any anticipated change in the firm's controlling persons; and

o verification of the firm's insurance coverage with regards to the services provided to the Funds.

         In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:

o a table comparing the performance of each Fund to comparable mutual funds and appropriate indices, including comments on the relative performance of each sub-adviser and each Fund versus comparable mutual funds and indices;

o a discussion of any underperformance by a sub-adviser relative to its peer group and whether (and if so, why) such sub-adviser should have its contract renewed;

o a table detailing the Manager's profitability with respect to each Fund;

o        an analysis of total Fund expenses versus comparable mutual funds;

o an analysis of the Funds' investment advisory fees versus comparable mutual funds;

o        a chart detailing asset levels by Fund for the past five years;

o        an analysis of any material complaints received from Fund shareholders;

o        a discussion of the Manager's compliance program;

o a description of the Manager's monitoring of excessive short-term trading or other improper trading activities shares of the Funds; and

o        any ideas for the future growth and efficient operation of the Funds.

         Legal counsel also provided the Trustees with a memorandum detailing their responsibilities pertaining to the renewal of the Management and Investment Advisory Agreements. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisers and the terms of the contracts.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE BALANCED FUND



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE EMERGING MARKETS FUND



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE ENHANCED INCOME FUND



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE HIGH YIELD BOND FUND



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE INTERMEDIATE BOND FUND

ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE INTERNATIONAL EQUITY FUND



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE INTERNATIONAL EQUITY INDEX FUND



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE LARGE CAP GROWTH FUND



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE LARGE CAP VALUE FUND




ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE MID-CAP VALUE FUND


ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE MONEY MARKET FUND



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE MUNICIPAL MONEY MARKET FUND



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE S&P 500 INDEX FUND



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE SHORT-TERM BOND FUND



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE SMALL CAP INDEX FUND



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE SMALL CAP VALUE FUND




ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE TREASURY INFLATION PROTECTED SECURITIES FUND


ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE U.S. GOVERNMENT MONEY MARKET FUND



                    TRUSTEES AND OFFICERS OF THE INDEX TRUST

         Each non-interested Trustee is a member of the Index Trust's Audit Committee (the "Committee"). The principal responsibilities of the Committee are the appointment, compensation and oversight of the Index Trust's independent accountants, including the resolution of disagreements regarding financial reporting between Index Trust management and such independent accountants. The Committee's responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Index Trust, (ii) discuss with the independent accountants certain matters relating to the Index Trust's financial statements, including any adjustment to such financial statements recommended by such independent accountants or any other results of any audit; (iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Index Trust's independent accountants and recommend that the Index Trust Board take appropriate action in response thereto to satisfy itself of the independent accountants' independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Index Trust's accounting and financial reporting policies and practices and internal controls and Index Trust management's responses thereto. The Index Trust Board has adopted a written charter for the Committee. The Committee has retained independent legal counsel to assist them in connection with these duties. The Committee met four times during the fiscal year ended December 31, 2003.


         Each non-interested Trustee is also a member of the Index Trust Board's Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as non-interested Trustees of the Index Trust and to recommend its nominees for consideration by the full Index Trust Board. While the Nominating Committee is solely responsible for the selection and nomination of the Index Trust's non-interested Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Index Trust shareholders or by Index Trust management as it deems appropriate. Index Trust shareholders who wish to recommend a nominee should send nominations to the Secretary of the Index Trust that include biographical information and set forth the qualifications of the proposed nominee. The Nominating Committee met [number of meetings] during the Index Trust's fiscal year ended December 31, 2004.


         Certain biographical and other information relating to the non-interested Trustees of the Index Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by FAM and its affiliate, Merrill Lynch Investment Managers, L.P., ("MLIM/FAM-advised funds") and other public directorships.

                                     TERM OF                                                NUMBER OF
                                    OFFICE**                                                MLIM/FAM-
                         POSITION      AND                                                   ADVISED
                           HELD     LENGTH OF                                               FUNDS AND
NAME, ADDRESS* AND       WITH THE     TIME           PRINCIPAL OCCUPATION(S)               PORTFOLIOS
AGE OF TRUSTEE             TRUST     SERVED           DURING PAST FIVE YEARS                 OVERSEE          PUBLIC DIRECTORSHIPS
--------------------     --------   ---------    --------------------------------      -------------------    --------------------
Donald W. Burton(59)     Trustee    Trustee      General Partner of the Burton         23 registered          ITC DeltaCom Inc.
                                    since 2002   Partnership, Limited Partnership      investment companies   (telecommunications);
                                                 (an Investment Partnership) since     consisting of          ITC Holding
                                                 1979; Managing General Partner of     36 portfolios          Company Inc.
                                                 the South Atlantic Venture Funds                             (telecommunications);
                                                 since 1983; Member of the                                    Knology, Inc.
                                                 Investment Advisory Committee of                             (telecommunications);
                                                 the Florida State Board of                                   MainBancorp, N.A.
                                                 Administration since 2001.                                   (bank holding
                                                                                                              company);
                                                                                                              PriCare, Inc.
                                                                                                              (healthcare);
                                                                                                              Symbion, Inc
                                                                                                              (healthcare)

M. Colyer Crum(71)       Trustee   Trustee       James R. Williston Professor of       24 registered          Cambridge Bancorp
                                   since 2000    Investment Management Emeritus,       investment companies
                                                 Harvard Business School since 1996;   consisting of
                                                 James R. Williston Professor of       37 portfolios
                                                 Investment Management, Harvard
                                                 Business School from 1971 to 1996.

Laurie Simon Hodrick(41) Trustee   Trustee       Professor of Finance and Economics,   23 registered          None
                                   since 2000    Graduate School of Business,          investment companies
                                                 Columbia University since 1998;       consisting of
                                                 Associate Professor of Finance and    36 portfolios
                                                 Economics, Graduate School of
                                                 Business, Columbia University from
                                                 1996 to 1998.

David H. Walsh(62)       Trustee   Trustee       Consultant with Putnam Investments    23 registered          Watson
                                   since 2003    since 1993 and employed in various    investment companies   Pharmaceutical Inc
                                                 capacities therewith from 1971 to     consisting of          (pharmaceutical
                                                 1992; Director, the National          36 portfolios          company)
                                                 Audubon Society since 1998;
                                                 Director, the American Museum of
                                                 Fly Fishing since 1998.

                                                 Managing Director of FGW Associates   23 registered          Watson
                                                 since 1997; Vice President,           investment companies   Pharmaceutical Inc
                                                 Planning Investment, and              consisting of          (pharmaceutical
                                                 Development of Warner Lambert Co.     34 portfolios          company)
                                                 from 1979 to 1997; Director of BTG
                                                 International PLC (global
                                                 technology commercialization
                                                 company) since 2001; Director of
                                                 the Michael J. Fox Foundation for
                                                 Parkinson's Research since 2000.

                                        TERM OF                                                 NUMBER OF
                                        OFFICE**                                                MLIM/FAM-
                            POSITION      AND                                                    ADVISED
                              HELD      LENGTH OF                                               FUNDS AND
NAME, ADDRESS* AND          WITH THE      TIME                  PRINCIPAL OCCUPATION(S)         PORTFOLIOS
AGE OF TRUSTEE                TRUST      SERVED               DURING PAST FIVE YEARS             OVERSEEN       PUBLIC DIRECTORSHIPS
-------------------------   ---------  ----------  ------------------------------------------   -------------   --------------------
Fred G. Weiss (62)           Trustee    Trustee    Managing Director of FGW Associates since    23 registered   Watson
                                       since 2000  1997; Vice President, Planning Investment,   investment      Pharmaceutical Inc.
                                                   and Development of Warner Lambert Co. from   companies       (pharmaceutical
                                                   1979 to 1997; Director of BTG                consisting      company)
                                                   International PLC (global technology         of 34
                                                   commercialization company) since 2001;       portfolios
                                                   Director of the Michael J. Fox Foundation
                                                   for Parkinson's Research since 2000.


* The address of each non-interested Trustee is P.O. Box 9095, Princeton, New Jersey 08543-9095.

** Each Trustee serves until his or her successor is elected and qualified or until his or her death, resignation, or removal as provided in the Fund's by-laws, charter or by statute, or until December 31 of the year in which he or she turns 72.

         Certain biographical and other information regarding the Trustee who is an officer and an "interested person" of the Index Trust as defined in the 1940 Act and to the other officers of the Index Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in MLIM/FAM-advised Funds and public directorships held.

                                        TERM OF                                               NUMBER OF
                                        OFFICE**                                              MLIM/FAM-
                           POSITION       AND                                                  ADVISED
                             HELD       LENGTH OF                                             FUNDS AND
NAME, ADDRESS* AND         WITH THE       TIME       PRINCIPAL OCCUPATION(S)                 PORTFOLIOS                 PUBLIC
AGE OF TRUSTEE               TRUST       SERVED      DURING PAST FIVE YEARS                   OVERSEEN               DIRECTORSHIPS
----------------------    -----------   ----------   ----------------------------        -------------------         --------------
Terry K. Glenn**(63)      President     President     President and Chairman of the       123 registered                None
                          and           and           MLIM/FAM-advised Funds since        investment companies
                          Trustee       Trustee****   1999; Chairman (Americas            consisting of
                                        since         Region) of MLIM from 2000 to        160 portfolios
                                        1996          2002; Executive Vice President
                                                      of MLIM and FAM (which terms as
                                                      used herein include their
                                                      corporate predecessors) from
                                                      1983 to 2002; President of FAM
                                                      Distributors, Inc. ("FAMD")
                                                      from 1986 to 2002 and Director
                                                      thereof from 1991 to 2002;
                                                      Executive Vice President and
                                                      Director of Princeton Services,
                                                      Inc. ("Princeton Services")
                                                      from 1993 to 2002; President of
                                                      Princeton Administrators, L.P.
                                                      from 1988 to 2002; Director of
                                                      Financial Data Services, Inc.
                                                      from 1985 to 2002.

Robert C. Doll, Jr.(48)   Senior        Senior Vice   President of MLIM and FAM since     41 registered                 None
                          Vice          President     2001; Co-Head (Americas Chief       investment companies
                          President     since 2000    Investment Officer of Region)       consisting of
                                                      thereof from 2000 to 2001 and       65 portfolios
                                                      Senior Vice President
                                                      Oppenheimer Funds, Inc. in 1999
                                                      thereof from 1999 to 2001;
                                                      Director of Princeton Services;
                                                      and Executive Vice President
                                                      thereof from 1991 to 1999.

Donald C. Burke(43)       Vice          Vice          First Vice President of MLIM        122 registered                 None
                          President     President     since 1997 and the Treasurer        investment companies
                          and           since 1996    thereof since 1999; Senior Vice     consisting of
                          Treasurer     and Treasurer President and Treasurer of          159 portfolios
                                        since 1999    Princeton Services since 1999;
                                                      Vice President of FAMD since
                                                      1999; Vice President of MLIM
                                                      from 1990 to 1997; Director of
                                                      Taxation of MLIM since 1990.

Jeffrey B. Hewson(51)     Vice          Vice          Director (Global Fixed Income)      1 registered                   None
                          President     President     of MLIM and certain investment      investment companies
                                        since         of its affiliates since 1998;       consisting of
                                        2000          Vice President of MLIM and          3 portfolios
                                                      certain of its affiliates from
                                                      1989 to 1998; portfolios
                                                      Portfolio Manager of MLIM and
                                                      certain of its affiliates since
                                                      1985.

Philip Green(38)          Vice          Senior Vice   Senior Vice President of MLIM       1 registered                   None
                          President     President     since 1999; investment Managing     investment companies
                                        since 1999    Director and company Portfolio      consisting of
                                                      Manager of Global Institutional     3 portfolios
                                                      Services at Bankers Trust from
                                                      1997 to 1999; Vice President of
                                                      Quantitative Equities at
                                                      Bankers Trust in 1996; Vice
                                                      President of Asset Allocations
                                                      Strategies at Bankers Trust
                                                      from 1994 to 1996; Vice
                                                      President of Foreign Exchange
                                                      and Currency Overlay Strategies
                                                      at Bankers Trust from 1988 to
                                                      1999; Assistant Treasurer of
                                                      Asset Management Group at
                                                      Bankers Trust from 1985 to
                                                      1998.

                                         TERM OF                                                           NUMBER OF
                                        OFFICE***                                                           MLIM/FAM-
                          POSITION(S)      AND                                                              ADVISED
                             HELD       LENGTH OF                                                          FUNDS AND       PUBLIC
NAME, ADDRESS* AND         WITH THE        TIME               PRINCIPAL OCCUPATION(S)                      PORTFOLIOS     DIRECTOR-
AGE OF TRUSTEE               TRUST        SERVED             DURING PAST FIVE YEARS                        OVERSEEN        SHIPS
----------------------    -----------   ----------   --------------------------------------------------- ---------------  ---------
Richard Vella (46)           Vice           Vice     Managing Director and Head of Global Index and       4 registered    None
                           President     President   Enhanced Index products for Merrill Lynch            investment
                                         since 1999  Quantitative Advisors since 1999; Managing Director  companies
                                                     and Head of the Global Index and Enhanced Index      consisting of
                                                     business at Bankers Trust from 1984 to 1999.         10 portfolios

Frank Viola (38)             Vice           Vice     Managing Director of MLIM and head of the Global     7 registered    None
                           President     President   Fixed Income Structured Asset Team since 2002.       investment
                                         since 2002  Director (Global Fixed Income) of MLIM from 2000 to  companies
                                                     2001 and Vice President from 1996 to 2000.           consisting of
                                                                                                          5 portfolios

Phillip S. Gillespie(39)  Secretary      Secretary   First Vice President of MLIM since 2001; Director    122 registered  None
                                         since 2003  MLIM from 2000 to 2001; Vice of President of MLIM    investment
                                                     from 1998 to 2000; Attorney Associated with MLIM     companies
                                                     since 1998; Assistant General Counsel of             consisting of
                                                     Chancellor LGT Asset Management, Inc. from 1997      159 portfolios
                                                     to 1998; Senior Counsel and Attorney in the
                                                     Division of Investment Management and the Office
                                                     of General Counsel at the U.S. Securities and
                                                     Exchange Commission from 1993 to 1997.

* The address for each officer listed is P.O. Box 9011, Princeton, New Jersey 08543-9011.

** Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as defined in the 1940 Act, of the Index Trust based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators.

*** Elected by and serves at the pleasure of the Board of Trustees of the Index Trust.

**** As a Trustee, Mr. Glenn serves until his successor is elected and qualified, until December 31 of the year in which he turns 72, or until earlier of his death, resignation, or removal as provided in the Index Portfolios' by-laws, charter or by statute.


         The Index Trust pays each non-interested Trustee a combined fee for service on the Index Trust Board and the Committee of $6,000 per year plus $1,000 per in-person Index Trust Board meeting attended and $1,000 per in-person Committee meeting attended. The Index Trust pays the Chairman of the Committee an additional fee of $1,000 per year. The Index Trust reimburses each non-interested Trustee for his or her out-of-pocket expenses relating to attendance at Board and Committee meetings. The following table shows the compensation earned from the Index Trust by the non-interested Trustees and the aggregate compensation paid to them from all MLIM/FAM-advised funds for the year ended December 31, 2004.



                                    Aggregate          Pension or Retirement         Aggregate Compensation from
                                Compensation from       Benefits Accrued as           Index Trust and MLIM/FAM
Name of Trustee                  the Index Trust     Part of Index Trust Expenses         Advised Funds
---------------------           -----------------    ----------------------------    ----------------------------
Donald W. Burton                        $                      None                            $
M. Colyer Crum*                         $                      None                            $
Laurie Simon Hodrick                    $                      None                            $
David H. Walsh                          $                      None                            $
Fred G. Weiss                           $                      None                            $



*Chairman of the Committee.



         Information relating to each Index Trust Trustee's share ownership in the Index Trust and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Trustee ("Supervised Merrill Lynch Funds") as of December 31, 2004 is set forth in the chart below.



                              Aggregate Dollar Range        Aggregate Dollar Range of
                              of Equity in the Index      Securities in All Supervised
Name                                  Trust                   Merrill Lynch Funds
----                          ----------------------      ----------------------------
Interested Trustee:                    None                       over $100,000
    Terry K. Glenn                     None                       over $100,000
Non-Interested Trustees:               None                       over $100,000
    Donald W. Burton                   None                       over $100,000
    M. Colyer Crum                     None                       over $100,000
    Laurie Simon Hodrick               None                       over $100,000
    David H. Walsh                     None                       over $100,000
    Fred G. Weiss                      None                       over $100,000

As of February 1, 2005, the Trustees and officers of the Index Trust as a group owned an aggregate of less than 1% of the outstanding shares of the Fund. As of December 31, 2004, none of the non-interested Trustees of the Index Trust or their immediate family members owned beneficially or of record any securities of Merrill Lynch & Co., Inc. ("ML & Co.").


RENEWAL OF INVESTMENT ADVISORY AGREEMENT




         Additional information regarding the management of the Index Portfolios may be found in the statement of additional information for the Quantitative Master Series Trust, SEC File No. 811-7885. Shareholders may access this information on the SEC's website at www.sec.gov.

             TRUSTEES AND OFFICERS OF THE EQUITY 500 INDEX PORTFOLIO

         The Equity 500 Index Portfolio Board is responsible for generally overseeing the Equity 500 Index Portfolio's business. The Trustees and officers of the Equity 500 Index Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.




                                                                                                 NUMBER OF
                                                                                                 FUNDS IN
                                POSITION(S)    TERM OF OFFICE                                    FUND COMPLEX   OTHER
                                HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION           OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS, AND AGE          TRUST          TIME SERVED        DURING PAST FIVE YEARS         TRUSTEE        HELD BY TRUSTEE
-----------------------         ------------   ----------------   ---------------------------    ------------   ---------------
INDEPENDENT TRUSTEES

Michael F. Holland              Trustee and    Term: Indefinite   Chairman, Holland & Company    14             Trustee, State
Holland & Company, LLC          Chairman of                       L.L.C. (investment adviser)                   Street
375 Park Avenue                 the Board      Elected: 7/99      (1995 - present).                             Institutional
New York, NY 10152                                                                                              Investment
                                                                                                                Trust;
Age: 60                                                                                                         Director, the
                                                                                                                Holland Series
                                                                                                                Fund, Inc.;
                                                                                                                Director,
                                                                                                                Reaves Utility
                                                                                                                Income Fund and
                                                                                                                Director, The
                                                                                                                China Fund, Inc.

William L. Boyan                Trustee        Term: Indefinite   Trustee of Old Mutual South    14             Trustee, State
State Street Master Funds                                         Africa Master Trust                           Street
P.O. Box 5049                                  Elected: 7/99      (investments) (1995 -                         Institutional
Boston, MA 02206                                                  present); Chairman emeritus,                  Investment
Age: 67                                                           Children's Hospital (1984 -                   Trust; and
                                                                  present); Director, Boston                    Trustee, Old
                                                                  Plan For Excellence                           Mutual South
                                                                  (non-profit), (1994 -                         Africa Master
                                                                  present); President and                       Trust
                                                                  Chief Operations Officer,
                                                                  John Hancock Mutual Life
                                                                  Insurance Company (1959 -
                                                                  1999). Mr. Boyan retired in
                                                                  1999.

                                                                                                 NUMBER OF
                                                                                                 FUNDS IN
                                POSITION(S)    TERM OF OFFICE                                    FUND COMPLEX   OTHER
                                HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION           OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS, AND AGE          TRUST          TIME SERVED        DURING PAST FIVE YEARS         TRUSTEE        HELD BY TRUSTEE
-----------------------         ------------   ----------------   ---------------------------    ------------   ---------------


Rina K. Spence                  Trustee        Term: Indefinite   President, SpenceCare          14             Trustee, State
7 Acacia Street                                                   International LLC (1998 -                     Street
Cambridge, MA 02138                            Elected: 7/99      present); Member of the                       Institutional
                                                                  Advisory Board, Ingenium                      Investment
Age: 56                                                           Corp. (technology company)                    Trust; Director
                                                                  (2001 - present); Chief                       of Berkshire
                                                                  Executive Officer,                            Life Insurance
                                                                  IEmily.com (internet                          Company of
                                                                  company) (2000 - 2001);                       America; and
                                                                  Founder, President and Chief                  Director,
                                                                  Executive Officer of Spence                   IEmily.com
                                                                  Center for Women's Health
                                                                  (1994 - 1998); Chief
                                                                  Executive Officer, Emerson
                                                                  Hospital
                                                                  (1984-1994);
                                                                  Trustee,
                                                                  Eastern
                                                                  Enterprise
                                                                  (utilities)
                                                                  (1988 - 2000).


Douglas T. Williams             Trustee        Term: Indefinite   Executive Vice President of    14             Trustee, State
State Street Master Funds                                         Chase Manhattan Bank (1987 -                  Street
P.O. Box 5049                                  Elected: 7/99      1999).  Mr. Williams retired                  Institutional
Boston, MA 02206                                                  in 1999.                                      Investment Trust

Age: 63

OFFICERS:

Donald A. Gignac                President      Term: Indefinite   Senior Vice President of       ------         ------
State Street Bank and Trust                                       State Street Bank and Trust
Company                                        Elected: 8/03      Company (2002 - present);
2 Avenue de Lafayette                                             Vice President of State
Boston, MA 02111                                                  Street Bank and Trust
                                                                  Company (1993 - 2002).
Age: 39

Karen Gillogly                  Treasurer     Term: Indefinite    Vice President of State        ------         ------
State Street Bank and Trust                                       Street Bank and Trust
Company                                        Elected: 9/03      Company (1999 - present);
One Federal Street                                                Audit Senior Manager, Ernst
Boston, MA 02110                                                  & Young LLP (1998 - 1999).

Age: 38

Julie A. Tedesco                Secretary      Term: Indefinite   Vice President and Counsel     ------         ------
State Street Bank and Trust                                       of State Street Bank and
Company                                        Elected: 5/00      Trust Company (2000 -
One Federal Street                                                present); Counsel of First
Boston, MA 02110                                                  Data Investor Services
                                                                  Group, Inc. (1994 - 2000).
Age: 47

                                                                                                 NUMBER OF
                                                                                                 FUNDS IN
                                POSITION(S)    TERM OF OFFICE                                    FUND COMPLEX   OTHER
                                HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION           OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS, AND AGE          TRUST          TIME SERVED        DURING PAST FIVE YEARS         TRUSTEE        HELD BY TRUSTEE
-----------------------         ------------   ----------------   ---------------------------    ------------   ---------------

Peter A. Ambrosini              Chief          Term: Indefinite   Senior Principal, Chief        ------         ------
State Street Financial Center   Compliance                        Compliance and Risk
One Lincoln Street              Officer        Elected: 5/04      Management Officer of State
Boston, MA 02110                                                  Street Global Advisors
                                                                  (2001-present); Chief
Age: 61                                                           Compliance Officer, SSgA
                                                                  Funds Management, Inc.
                                                                  (2001-present); and Managing
                                                                  Director, Regulatory
                                                                  Compliance Consulting Group
                                                                  of PricewaterhouseCoopers
                                                                  LLP (1985-2001).


         The By-Laws of the Equity 500 Index Portfolio provide that it shall indemnify each person who is or was a Trustee of the Equity 500 Index Portfolio against all expenses, judgments, fines, settlements and other amounts actually and reasonable incurred in connection with any proceedings, if the person in good faith and reasonably believes that his or her conduct was in the Equity 500 Index Portfolio's best interest. The Equity 500 Index Portfolio, at its expense, provides liability insurance for the benefit of its Trustees and officers.


         Each Trustee receives for his or her services a $20,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting. The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2004.





                                        Aggregate       Pension or Retirement     Estimated Annual     Total Compensation from
                                      Compensation    Benefits Accrued as Part     Benefits Upon     Trust and Fund Complex Paid
Name/Position                          from Trust         of Trust Expenses          Retirement              to Trustees
-------------                         ------------    ------------------------    ----------------   ---------------------------
William L. Boyan, Trustee                   $                    $0                      $0                       $
Michael F. Holland, Trustee                 $                    $0                      $0                       $
Rina K. Spence, Trustee                     $                    $0                      $0                       $
Douglas T. Williams, Trustee                $                    $0                      $0                       $



         The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee of the State Street Master Funds as of December 31, 2004.

                                                                        Aggregate Dollar Range of Equity Securities
                                                                           in All Registered Investment Companies
                                Dollar Range of Equity Securities in    Overseen by Trustee in Family of Investment
Name of Trustee                               the Trust                                  Companies
-------------------             ------------------------------------    --------------------------------------------
William L. Boyan                                 None                                       None
Michael F. Holland                               None                                       None
Rina K. Spence                                   None                                       None
Douglas T. Williams                              None                                       None

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

                                 CODE OF ETHICS


         The Manager, the Trust, SSgA, FAM and the sub-advisers have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. In addition, the Manager's and Trust's Codes require employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.


                              PROXY VOTING POLICIES


         From time to time, the Funds may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the "Policy") that sets forth guidelines and procedures designed to ensure that the Manager and sub-advisers vote such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Funds' shareholders and the Manager, the sub-advisers or their affiliates. Please see Appendix A for a copy of the Policy. Each Fund's proxy voting record for the most recent year ended June 30 will be available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC's website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC's website.


         As noted in the Policy, proxy voting for the Funds that invest primarily in the securities of foreign issuers has been delegated to such Funds' sub-advisers. The International Equity and Emerging Markets Funds have each adopted the proxy voting policies and procedures of their respective sub-advisers for the portion of each Fund's assets under management by that sub-adviser. Each sub-adviser's proxy voting policy and procedures are summarized (or included in their entirety) in Appendix B.

         The proxy voting policy for each Index Portfolio is included in Appendix C.

                       CONTROL PERSONS AND 5% SHAREHOLDERS


         The following entities or persons may be deemed to control certain Funds by virtue of their ownership of more than 25% of the outstanding shares of a Fund as of January 31, 2005. The actions of an entity or person that controls a Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over that Fund or large redemptions by a control person could cause a Fund's other shareholders to pay a higher pro rata portion of the Fund's expenses.



American Beacon Balanced Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies ..............   %
4333 Amon Carter Boulevard
Fort Worth, TX 76155

American Beacon Emerging Markets Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies ..............   %
4333 Amon Carter Boulevard
Fort Worth, TX 76155

American Beacon Enhanced Income Fund
ISTCO for Pritchard, Hubble & Herr, LLC* ............................................   %
P.O. Box 523
Belleville, IL 62222-0523

American Beacon Intermediate Bond Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies ..............   %
4333 Amon Carter Boulevard
Fort Worth, TX 76155

American Beacon International Equity Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies ..............   %
4333 Amon Carter Boulevard
Fort Worth, TX 76155

American Beacon International Equity Index Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies ..............   %
4333 Amon Carter Boulevard
Fort Worth, TX 76155

American Beacon Large Cap Growth Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies ..............   %
4333 Amon Carter Boulevard
Fort Worth, TX 76155

American Beacon Large Cap Value Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies ..............   %
4333 Amon Carter Boulevard
Fort Worth, TX 76155

American Beacon Mid-Cap Value Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies ..............   %
4333 Amon Carter Boulevard
Fort Worth, TX 76155

American Beacon S&P 500 Index Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies ..............   %
4333 Amon Carter Boulevard
Fort Worth, TX 76155

American Beacon Short-Term Bond Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies ..............   %
4333 Amon Carter Boulevard
Fort Worth, TX 76155

American Beacon Small Cap Index Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies ..............   %
4333 Amon Carter Boulevard
Fort Worth, TX 76155

American Beacon Small Cap Value Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies ..............   %
4333 Amon Carter Boulevard
Fort Worth, TX 76155

American Beacon Treasury Inflation Protected Securities Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies ..............   %
4333 Amon Carter Boulevard
Fort Worth, TX 76155

American Beacon U.S. Government Money Market Fund
Muir & Co. c/o Frost National Bank ..................................................   %
P.O. Box 2479
San Antonio, TX 78298-2479


*Denotes record owner of Fund shares only


         The Employee Benefit Plans of AMR Corporation and its subsidiary companies own 100% of the shares of: 1) the AMR Class of the Balanced Fund, the Emerging Markets Fund, the Intermediate Bond Fund, the International Equity Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Short-Term Bond Fund, and the Small Cap Value Fund, and 2) the Institutional Class of the International Equity Index Fund, the Mid-Cap Value Fund, the Small Cap Index Fund, and the Treasury Inflation Protected Securities Fund. In addition, the Employee Benefit Plans of AMR Corporation and its subsidiary companies owned % of the shares of the Institutional Class of the S&P 500 Index Fund as of January 31, 2005. ISTCO for Pritchard, Hubble & Herr, LLC owned of record 100% of the shares of the PlanAhead Class of the Enhanced Income Fund as of January 31, 2005.



         All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds. In addition, the following persons owned 5% or more of the outstanding shares of a Fund or Class as of January 31, 2005:


                                                                Institutional     PlanAhead
Balanced Fund                                     Total Fund        Class           Class
-----------------------------------------         ----------    -------------     ---------
*Denotes record owner of Fund shares only

                                                                Institutional     PlanAhead
Emerging Markets Fund                             Total Fund        Class           Class
-----------------------------------------         ----------    -------------     ---------
*Denotes record owner of Fund shares only

                                                                Institutional      PlanAhead    Service
High Yield Bond Fund                              Total Fund        Class           Class        Class
-----------------------------------------         ----------    -------------     ---------     -------
*Denotes record owner of Fund shares only

                                                                Institutional     PlanAhead
Intermediate Bond Fund                            Total Fund        Class           Class
-----------------------------------------         ----------    -------------     ---------
*Denotes record owner of Fund shares only

                                                                Institutional     PlanAhead     Service
International Equity Fund                         Total Fund        Class           Class        Class
-----------------------------------------         ----------    -------------     ---------     -------
*Denotes record owner of Fund shares only

                                                                Institutional     PlanAhead
Large Cap Growth Fund                             Total Fund        Class           Class
-----------------------------------------         ----------    -------------     ---------


                                                                Institutional     PlanAhead
Large Cap Value Fund                              Total Fund       Class            Class
-----------------------------------------         ----------    -------------     ---------
*Denotes record owner of Fund shares only

                                                                Institutional     PlanAhead
Money Market Fund                                 Total Fund       Class            Class
-----------------------------------------         ----------    -------------     ---------
*Denotes record owner of Fund shares only

                                                                                  PlanAhead
Municipal Money Market Fund                       Total Fund                        Class
-----------------------------------------         ----------                      ---------
*Denotes record owner of Fund shares only

                                                                Institutional     PlanAhead
S&P 500 Index Fund                                Total Fund        Class           Class
-----------------------------------------         ----------    -------------     ---------
*Denotes record owner of Fund shares only

                                                                Institutional     PlanAhead
Short-Term Bond Fund                              Total Fund        Class           Class
-----------------------------------------         ----------    -------------     ---------
*Denotes record owner of Fund shares only

                                                                Institutional     PlanAhead     Service
Small Cap Value Fund                              Total Fund        Class           Class        Class
-----------------------------------------         ----------    -------------     ---------     -------
*Denotes record owner of Fund shares only

                                                                                  PlanAhead
U.S. Government Money Market Fund                 Total Fund                        Class
-----------------------------------------         ----------                      ---------
*Denotes record owner of Fund shares only

                         INVESTMENT ADVISORY AGREEMENTS

         The Funds' sub-advisers are listed below with information regarding their controlling persons or entities. According to the 1940 Act, a person or entity with control with respect to an investment adviser has "the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company." Persons and entities affiliated with each sub-adviser are considered affiliates for the portion of Fund assets managed by that sub-adviser.


                                                                                                            Nature of Controlling
Sub-Adviser                                          Controlling Person/Entity         Basis of Control     Person/Entity's Business
------------------------------------------    ---------------------------------------  ----------------     ------------------------
Barrow, Hanley, Mewhinney & Strauss, Inc.       Old Mutual Asset Managers (US) LLC        Parent Co.        Financial Services
Brandywine Asset Management, LLC                         Legg Mason, Inc.                 Parent Co.        Financial Services
Brown Brothers Harriman & Co.                                  None                           N/A                   N/A
Calamos Advisors LLC                                   Calamos Holdings, LLC              Parent Co.        Financial Services
Causeway Capital Management LLC               Sarah H. Ketterer and Harry W. Hartford    Officers and       Financial Services
                                                                                            Owners          Financial Services
Goldman Sachs Asset Management, L.P.                   Goldman, Sachs & Co.               Parent Co.        Financial Services
Hotchkis and Wiley Capital Management, LLC              HWCap Holdings, LLC             Majority Owner      Financial Services
                                                Stephens Group Inc. and affiliates      Minority Owner      Financial Services
J.P. Morgan Investment Management Inc.         J.P. Morgan Fleming Asset Management       Parent Co.        Financial Services
                                                     Holdings Inc. ("JPMFAM")
                                                      J.P. Morgan Chase & Co.          Parent of JPMFAM     Financial Services
Lazard Asset Management LLC                           Lazard Freres & Co. LLC             Parent Co.        Financial Services
Metropolitan West Capital Management, LLC         Principals of Metropolitan West       Majority Owners     Financial Services
                                                      Capital Management, LLC
Morgan Stanley Investment Management Inc.                 Morgan Stanley                  Parent Co.        Financial Services
NISA Investment Advisors, LLC                               Jess Yawitz                 Minority Owner      Financial Services
                                                         William Marshall               Minority Owner      Financial Services
Post Advisory Group, LLC                          Principal Global Investors, LLC       Majority Owner      Financial Services
Pzena Investment Management, LLC                           Richard Pzena                Minority Owner      Financial Services
                                                            John Goetz                  Minority Owner      Financial Services
                                                          William Lipsey                Minority Owner      Financial Services
                                                           Amelia Jones                  Voting Member      Financial Services
                                                          A. Rama Krishna                Voting Member      Financial Services
Templeton Investment Counsel, LLC                    Franklin Resources, Inc.             Parent Co.        Financial Services
The Boston Company Asset Management, LLC           Mellon Financial Corporation           Parent Co.        Financial Services

         Prior to March 1, 2002, the Balanced, Emerging Markets, Intermediate Bond, Large Cap Value, Short-Term Bond, and Small Cap Value Funds invested all of their investable assets in a corresponding Portfolio of the Master Trust. Accordingly, the sub-advisers to these Funds received a fee on behalf of the Portfolio, and not the corresponding Fund, prior to March 1, 2002. As sub-advisers to a Master-Feeder Fund, the sub-advisers to the International Equity Fund receive a fee on behalf of the Portfolio, and not the corresponding Fund. The following table reflects the fees paid to the sub-advisers from the Portfolios or Funds (as applicable) for the fiscal years ended October 31, 2002, 2003 and 2004:



                                                 Investment Advisory   Investment Advisory    Investment Advisory
Sub-Adviser                                         Fees for 2002          Fees for 2003         Fees for 2004
---------------------------------------------   --------------------   --------------------   --------------------
Barrow, Hanley, Mewhinney & Strauss, Inc. (4)   $            940,459   $            891,679
Brandywine Asset Management, LLC                $          1,491,479   $          1,375,801
Brown Brothers Harriman & Co. (5)                                N/A                    N/A
Calamos Asset Management, Inc. (3)                               N/A   $             44,916
Causeway Capital Management LLC                 $            709,845   $            698,897
Goldman Sachs Asset Management, L.P.            $             86,968   $            113,112
Hotchkis and Wiley Capital Management, LLC      $          1,227,280   $          1,159,269
Independence Investment LLC (1)                 $            265,450   $            248,657
J.P. Morgan Investment Management Inc.          $             65,606   $             79,731
Lazard Asset Management LLC                     $            903,224   $            873,118
Metropolitan West Capital Management, LLC       $            159,557   $            149,995
Morgan Stanley Investment Management Inc.       $            186,787   $            198,308
NISA Investment Advisors, LLC (5)                                N/A                    N/A
Post Advisory Group, LLC (2)                    $            458,642   $          1,066,049
Pzena Investment Management, LLC (5)                             N/A                    N/A
Templeton Investment Counsel, LLC               $          1,029,852   $            988,056
The Boston Company Asset Management, LLC (6)    $            127,034   $            151,462

----------
(1) As of October 24, 2003, Independence Investment LLC ceased to serve as a sub-adviser to the International Equity Fund.

(2)      Prior to October 21, 2003, this firm was named MW Post
         Advisory Group, LLC.

(3) As of July 1, 2003, Calamos Asset Management, Inc. became a sub-adviser to the Enhanced Income Fund.

(4) Barrow, Hanley, Mewhinney & Strauss, Inc. became a sub-adviser to the Mid-Cap Value Fund on June 30, 2004 and to the Small Cap Value Fund on September 18, 2003.

(5) As of June 30, 2004, Pzena Investment Management, LLC became a sub-adviser to the Mid-Cap Value Fund, and Brown Brothers Harriman & Co. and NISA Investment Advisors, LLC became sub-advisers to the Treasury Inflation Protected Securities Fund.

(6) As of September 27, 2004, The Boston Company Asset Management, LLC became a sub-adviser to the International Equity and Small Cap Value Funds.





         Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the sub-adviser, or by the sub-adviser upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.


         Forum Fund Services, LLC, located at Two Portland Square, 1st Floor, Portland, Maine 04101, is the distributor and principal underwriter of the Funds' shares, and, as such, receives a fee from the Manager for distributing the shares of the Trust, the American Beacon Mileage Funds and the American Beacon Select Funds.


              MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES

THE MANAGER


         The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the Master Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust and the Master Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:


         o        complying with reporting requirements;

         o        corresponding with shareholders;

         o maintaining internal bookkeeping, accounting and auditing services and records; and

         o supervising the provision of services to the Trusts by third parties.


         In addition to its oversight of the sub-advisers and the Index Portfolio advisers, the Manager invests the portion of all Fund assets that the sub-advisers determine to be allocated to high quality short-term debt obligations, except for the Emerging Markets Fund, the International Equity Fund, the High Yield Bond Fund, the Index Funds, and the Treasury Inflation Protected Securities Fund.


         The Funds are responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by sub-advisers to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the sub-advisers; and any extraordinary expenses of a nonrecurring nature.


         The following amounts represent management fees paid to the Manager based on total Fund or Portfolio assets, including funds and classes of shares not included in this SAI, some of which are no longer operational. All of the Funds, except for the Index Funds and the Money Market Funds, have a fiscal year end of October 31st. Management fees for the Funds with fiscal years ended October 31 were approximately as follows: 2002, $10,895,000, of which approximately $7,590,000 was paid by the Manager to the other sub-advisers; 2003, $7,323,000, of which approximately $5,354,000 was paid by the Manager to the other sub-advisers; and 2004, $XXX, of which approximately $XXX was paid by the Manager to the other sub-advisers. Management fees in the amount of approximately $32,000, $56,000 and $XXX were waived/reimbursed by the Manager during the fiscal years ended October 31, 2002, 2003 and 2004.



         The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. The Money Market Funds have a fiscal year end of December 31st. Management fees for these Funds for the fiscal years ended December 31, 2002, 2003 and 2004 were approximately $9,652,000, $4,952,000 and $XXX. Because these Funds are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived or reimbursed by the Manager in relation to these Funds.


         Under the Management Agreement, the Manager presently monitors the services provided by FAM to the Index Trust Portfolios and by SSgA to the Equity 500 Index Portfolio. The Manager receives no fee for providing these monitoring services. In the event that the Board determines that it is in the best interests of the shareholders of any of the Index Funds to withdraw its investment from the corresponding Portfolio, the Manager would become responsible for directly managing the assets of that Index Fund. In such an event, the Index Fund would pay the Manager an annual fee of up to 0.10% of the Index Fund's average net assets, accrued daily and paid monthly.


         In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the Funds with fiscal years ended October 31 were approximately as follows: 2002, $2,710,000; 2003, $2,834,000; and 2004, $XXX. Administrative
services fees for the Index Funds and the Money Market Funds for the fiscal years ended December 31, 2002, 2003 and 2004 were approximately $7,858,000, $1,569,000 and $XXX, respectively.

         The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid up to 0.25% per annum of the average daily net assets of the Service Class of each Fund for distribution-related services, including expenses relating to selling efforts of various broker-dealers, transfer agency fees and the preparation and distribution of Service Class advertising material and sales literature. The Manager will receive these fees regardless of the amount of the Manager's actual expenses related to distribution efforts on behalf of the Service Class. Thus, the Manager may realize a profit or a loss based upon its actual distribution-related expenditures for the Service Class. The Manager anticipates that the distribution plan will benefit shareholders by providing broader access to the Funds through broker-dealers and other financial intermediaries who require compensation for their expenses in order to offer shares of the Funds. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal period from May 1, 2003 (the inception of the Service Class) through October 31, 2003 were not material to the Funds. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal year ended October 31, 2004 were approximately $XXX. During the fiscal year ended October 31, 2004, the Manager waived distribution fees in the amount of $XXX.



         The Manager receives compensation for administrative and oversight functions with respect to securities lending of all of the Funds, except for the Index Funds. Fees received by the Manager from securities lending for the fiscal years ended October 31 were approximately as follows: 2002, $258,780; 2003, $279,600; and 2004, $XXX. The Money Market Portfolios do not engage in securities lending, so the Manager received no compensation for these Portfolios for the fiscal years ended December 31, 2002, 2003 and 2004.



         The PlanAhead and Services Classes have each adopted a Service Plan (collectively, the "Plans"). The Plans provide that each Fund's PlanAhead and Service Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of PlanAhead and Service Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of a Fund's "Other Expenses" in the Table of Fees and Expenses in the PlanAhead and Service Class Prospectuses, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plans. Thus, the Manager may realize a profit or a loss based upon its actual servicing-related expenditures for the Service Class. The primary expenses expected to be incurred under the Plans are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers. Service fees for the Funds with fiscal years ended October 31 were approximately as follows: 2002, $458,000; 2003, $795,000; and 2004, $XXX. Service fees for the
S&P 500 Index Fund and the Money Market Funds for the fiscal years ended December 31, 2002, 2003 and 2004 were approximately $830,000, $683,000 and $XXX, respectively.



         The Manager has contractually agreed from time to time to waive fees and/or reimburse expenses for certain Classes of the Funds in order to maintain competitive expense ratios for the Funds. In July of 2003, the Board and the Master Trust Board approved a policy whereby the Manager may seek repayment for such fee waivers and expense reimbursements. Under the policy, the Manager can be reimbursed by a Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 only if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.


FAM

         Under the terms of the Index Trust's investment advisory agreement with FAM, FAM provides the Index Trust with investment advisory and management services. Subject to the supervision of the Index Trust Board, FAM is responsible for the actual management of each Index Trust Portfolio and constantly reviews each Portfolio's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with FAM.

         The investment advisory agreement obligates FAM to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Index Trust connected with investment and economic research, trading and investment management of the Index Trust, as well as the fees of all Trustees who are affiliated persons of FAM or any of their affiliates. The Index Trust Portfolios and their corresponding Funds each bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Index Trust Portfolios or Trustees of the Trust who are not officers, directors or employees of FAM, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs attributable to investor services, including telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Index Trust Portfolios or Trustees of the Trust, and any extraordinary expenses.


         For the years ended December 31, 2002, 2003 and 2004, FAM earned $19,219, $21,203 and $XXX as compensation for investment advisory services provided to the International Index Series. For the years ended December 31, 2002, 2003 and 2004, FAM earned $19,128, $22,670 and $XXX as compensation for investment advisory services provided to the Small Cap Index Series.


         Under the Index Trust's Management Agreement with FAM, the annual fee rate payable to FAM by the Small Cap Index Series is 0.08% of the average daily net assets of the Small Cap Index Series. However, FAM has entered into a contractual fee waiver with the Index Trust on behalf of the Small Cap Index Series and certain corresponding feeder funds. As a result of such fee waiver, the current annual fee payable to FAM is 0.01% of the average daily net assets of the Small Cap Index Series. The contractual fee waiver will remain in effect from year to year with respect to the Small Cap Index Series unless the parties thereto agree otherwise not less than 30 days prior to the end of the then current fiscal year.

         FAM provides administrative services to the Index Trust. The Investment Advisory Agreement obligates FAM to provide certain administrative services to the Index Trust and to pay all compensation of and furnish office space for officers and employees of the Index Trust as well as the fees of all Trustees who are affiliated persons of FAM or any of their affiliates. Each Index Trust Portfolio pays all other expenses incurred in its operation, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and transfer agent, expenses of portfolio transactions, expenses of redemption of shares, SEC fees, expenses of registering the shares under federal, state or foreign laws, fees and actual out-of-pocket expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Index Trust Portfolios. Princeton Funds Distributor will pay certain of the expenses of the Index Trust Portfolios incurred in connection with the offering of their shares.


         Pursuant to a Subadministration Agreement between FAM and the Manager, FAM provides certain other administrative services to the Manager. These services include the maintenance and provision of various records related to the Small Cap Index Series and the International Index Series. For these services, FAM receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.12% of the average daily net assets of the International Equity Index Fund; however, the fee for each Fund will be reduced by the total expense ratio of its corresponding Index Portfolio, net of any fee waivers. For the years ended December 31, 2002, 2003 and 2004, FAM earned $1,860, $1,015 and $XXX as compensation under the Subadministration Agreement.


SSGA AND STATE STREET

         Under the terms of the Equity 500 Index Portfolio's Investment Advisory Agreement with SSgA, SSgA manages the Equity 500 Index Portfolio subject to the supervision and direction of the Equity 500 Index Portfolio Board. Subject to such policies as the Equity 500 Index Portfolio Board may determine, SSgA furnishes a continuing investment program for the Equity 500 Index Portfolio and makes investment decisions on its behalf. SSgA places all orders for purchases and sales of the Equity 500 Index Portfolio's investments.

         SSgA bears all expenses in connection with the performance of services under the Agreement. The S&P 500 Index Fund and the Equity 500 Index Portfolio each bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Portfolio or Trustees of the Trust who are not officers, directors or employees of SSgA, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs attributable to investor services, including telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Equity 500 Index Portfolio or Trustees of the Trust, and any extraordinary expenses.


         For the years ended December 31, 2002, 2003 and 2004, SSgA earned $171,729, $219,701 and $XXX as compensation for investment advisory services provided to the Equity 500 Index Portfolio. Shareholders of the S&P 500 Index Fund bear only their pro-rata portion of these fees.


         State Street provides administrative services to the Equity 500 Index Portfolio. Under the Administration Agreement between the Equity 500 Index Portfolio and State Street, State Street is obligated on a continuous basis to provide such administrative services as the Equity 500 Index Portfolio Board reasonably deems necessary for the proper administration of the Portfolio. State Street generally will assist in all aspects of the Portfolio's operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filing with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Equity 500 Index Portfolio Board; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, By-Laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.


         For the years ended December 31, 2002, 2003 and 2004, State Street earned $561,129, $798,074 and $XXX as compensation for administrative and other services provided to the Equity 500 Index Portfolio. Shareholders of the S&P 500 Index Fund bear only their pro-rata portion of these fees.


                             OTHER SERVICE PROVIDERS


         State Street, located in Boston, Massachusetts, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the Master Trust and the Funds. In addition to its other duties as custodian, pursuant to instructions given by the Manager, State Street invests certain excess cash balances of certain funds in various futures contracts. State Street also serves as custodian and transfer agent for the assets of the Equity 500 Index Portfolio. The J.P. Morgan Chase Bank, New York, New York, serves as custodian for the assets of the International Index Series. Merrill Lynch Trust Company, Plainsboro, New Jersey, serves as the custodian for the assets of the Small Cap Index Series. Financial Data Services, Inc., Jacksonville, Florida, is the transfer agent for the Index Trust. The independent auditor for the Funds, the Master Trust and the Equity 500 Index Portfolio is Ernst & Young LLP, Chicago, Illinois and Boston, Massachusetts. The independent auditor for the Index Trust is Deloitte & Touche LLP, Princeton, New Jersey.



                               PORTFOLIO MANAGERS



         The portfolio managers to the non-Money Market Funds, the International Equity Portfolio of the Master Trust, and the Index Portfolios (the "Portfolio Managers") have responsibility for the day-to-day management of accounts other than the Funds and Portfolios. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of October 31, 2004, except for the Portfolio Managers at Brown Brothers Harriman & Co., Fund Asset Management, L.P., NISA Investment Advisors, LLC, and SSgA Funds Management, Inc., whose accounts and assets are shown as of December 31, 2004.

                                               NUMBER OF OTHER ACCOUNTS MANAGED     NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
                                                  AND ASSETS BY ACCOUNT TYPE           ADVISORY FEE IS PERFORMANCE-BASED
                                              -----------------------------------   ---------------------------------------
NAME OF                                       REGISTERED  OTHER POOLED               REGISTERED     OTHER POOLED
INVESTMENT ADVISER AND                        INVESTMENT   INVESTMENT     OTHER      INVESTMENT      INVESTMENT      OTHER
PORTFOLIO MANAGER                             COMPANIES     VEHICLES     ACCOUNTS    COMPANIES        VEHICLES     ACCOUNTS
-------------------------------------------   ----------  ------------   --------   -----------     -----------    --------
AMR Investment Services, Inc.

  Kirk L. Brown

  Nancy A. Eckl

  Michael W. Fields

  Gyeong Kim

  Jeremy W. Merchant

  Adriana R. Posada

  William F. Quinn

  Patrick A. Sporl

  Cynthia Thatcher

Barrow, Hanley, Mewhinney & Strauss, Inc.

Brandywine Asset Management, LLC

Brown Brothers Harriman & Co.

Calamos Asset Management, Inc.

Causeway Capital Management LLC

Fund Asset Management, L.P.

Goldman Sachs Asset Management, L.P.

Hotchkis and Wiley Capital Management, LLC

J.P. Morgan Investment Management Inc.

Lazard Asset Management LLC

Metropolitan West Capital Management, LLC

Morgan Stanley Investment Management Inc.

NISA Investment Advisors, LLC

Post Advisory Group, LLC

Pzena Investment Management, LLC

SSgA Funds Management, Inc.

Templeton Investment Counsel, LLC

The Boston Company Asset Management, LLC



         The Manager's Portfolio Managers are often responsible for managing one or more of the Funds and other accounts, including separate accounts and unregistered funds. The Manager typically assigns Funds and accounts with similar investment strategies to the same Portfolio Manager to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the Portfolio Managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). The Manager has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Manager has adopted policies limiting the ability of Portfolio Managers to cross securities between a Fund and a separate account and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

         Portfolio Managers of the Manager with responsibility for the non-Money Market Funds are also responsible for managing, among other accounts, the pension assets for AMR Corporation and its subsidiaries ("AMR Pension Accounts"). These Portfolio Managers oversee fixed income assets managed internally by the Manager as well as equity and fixed income assets managed externally by sub-advisers who invest the assets of the Funds and AMR Pension Accounts. The same investment process and overall investment strategies are used for both the Funds and the AMR Pension Accounts. Potential conflicts of interest may occur when the Manager's Portfolio Managers allocate Fund assets to internal fixed income Portfolio Managers rather than external Portfolio Managers, since the Manager has the potential to earn more fees under this scenario. This potential conflict of interest is disclosed to the Board in connection with the process of approving the Manager as an investment adviser to the Funds.



         [Insert conflict of interest information for sub-advisers and Index Portfolio advisers]



         The Portfolio Managers are compensated in various forms. The following table outlines the forms of compensation paid to each Portfolio Manager as of October 31, 2004, except for the Portfolio Managers at Brown Brothers Harriman & Co., Fund Asset Management, L.P., NISA Investment Advisors, LLC, and SSgA Funds Management, Inc., whose compensation information is shown as of December 31, 2004.




NAME OF INVESTMENT
ADVISER AND                         FORM OF            SOURCE OF                    METHOD USED TO DETERMINE COMPENSATION
PORTFOLIO MANAGER                COMPENSATION        COMPENSATION       (INCLUDING ANY DIFFERENCE IN METHOD BETWEEN ACCOUNT TYPES)
-----------------                ------------        ------------       ----------------------------------------------------------
AMR Investment Services, Inc.

  Kirk L. Brown

  Nancy A. Eckl

  Michael W. Fields

  Gyeong Kim

  Jeremy W. Merchant

  Adriana R. Posada

  William F. Quinn

  Patrick A. Sporl

  Cynthia Thatcher

Barrow, Hanley, Mewhinney & Strauss, Inc.

Brandywine Asset Management, LLC

Brown Brothers Harriman & Co.

Calamos Asset Management, Inc.

Causeway Capital Management LLC

Fund Asset Management, L.P.

Goldman Sachs Asset Management, L.P.

Hotchkis and Wiley Capital Management, LLC

J.P. Morgan Investment Management Inc.

Lazard Asset Management LLC

Metropolitan West Capital Management, LLC

Morgan Stanley Investment Management Inc.

NISA Investment Advisors, LLC

Post Advisory Group, LLC

Pzena Investment Management, LLC

SSgA Funds Management, Inc.

NAME OF INVESTMENT
ADVISER AND                        FORM OF            SOURCE OF                    METHOD USED TO DETERMINE COMPENSATION
PORTFOLIO MANAGER                COMPENSATION        COMPENSATION       (INCLUDING ANY DIFFERENCE IN METHOD BETWEEN ACCOUNT TYPES)
------------------               ------------        ------------       ----------------------------------------------------------

Templeton Investment Counsel, LLC

The Boston Company Asset Management, LLC




         Certain Portfolio Managers beneficially owned shares of one or more Funds as of the end of each Fund's most recent fiscal year. A Portfolio Manager's beneficial ownership of a Fund is defined as the Portfolio Manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the Portfolio Manager's immediate family or by a trust of which the Portfolio Manager is a trustee could be considered ownership by the Portfolio Manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the Portfolio Manager has any direct or indirect beneficial ownership in the Fund listed. The tables below set forth each Portfolio Manager's beneficial ownership of the Fund(s) under that Portfolio Manager's management.



NAME OF INVESTMENT
ADVISER AND                                                      ENHANCED INCOME     INTERMEDIATE BOND     SHORT-TERM BOND
PORTFOLIO MANAGER                            BALANCED FUND           FUND                 FUND                  FUND
------------------                           -------------       ---------------     -----------------     ---------------
AMR Investment Services, Inc.

  Nancy A. Eckl

  Michael W. Fields

  Gyeong Kim

  William F. Quinn

  Patrick A. Sporl

  Cynthia Thatcher



NAME OF INVESTMENT                  EMERGING    HIGH YIELD                    LARGE CAP    LARGE CAP    MID-CAP   SMALL    CAP
ADVISER AND                         MARKETS        BOND       INT'L EQUITY     GROWTH        VALUE      VALUE     VALUE    TIPS
PORTFOLIO MANAGER                    FUND          FUND           FUND          FUND         FUND       FUND      FUND     FUND
-----------------                   --------    ----------    ------------    ---------    ---------    -------   -----    ----
AMR Investment Services, Inc.

  Kirk L. Brown

  Nancy A. Eckl

  Jeremy W. Merchant

  Adriana R. Posada

  William F. Quinn

  Cynthia Thatcher



NAME OF INVESTMENT
ADVISER AND                                     INTERMEDIATE BOND    LARGE CAP VALUE     MID-CAP VALUE    SMALL CAP VALUE
PORTFOLIO MANAGER               BALANCED FUND         FUND                 FUND              FUND               FUND
-----------------               -------------   -----------------    ---------------     -------------    ---------------
Barrow, Hanley, Mewhinney & Strauss, Inc.




NAME OF INVESTMENT                                                           NAME OF INVESTMENT
ADVISER AND                                   LARGE CAP       SMALL CAP      ADVISER AND
PORTFOLIO MANAGER            BALANCED FUND    VALUE FUND      VALUE FUND     PORTFOLIO MANAGER         TIPS FUND
-----------------            -------------    ----------      ----------     ------------------        ---------
Brandywine Asset Management, LLC                                             Brown Brothers Harriman & Co.



NAME OF INVESTMENT                                               NAME OF INVESTMENT
ADVISER AND                                                                     ADVISER AND
PORTFOLIO MANAGER              ENHANCED INCOME FUND                     PORTFOLIO MANAGER            INT'L EQUITY FUND
------------------             --------------------                     ------------------           -----------------
Calamos Asset Management, Inc.                                          Causeway Capital Management LLC

NAME OF INVESTMENT                                                                 NAME OF INVESTMENT
ADVISER AND                   SMALL CAP INDEX       INT'L EQUITY                   ADVISER AND                  LARGE CAP
PORTFOLIO MANAGER                  FUND             INDEX FUND                     PORTFOLIO MANAGER            GROWTH FUND
-----------------             ---------------       ------------                   ------------------           -----------
Fund Asset Management, L.P.                                                        Goldman Sachs Asset Management, L.P.




NAME OF INVESTMENT                                                                 NAME OF INVESTMENT
ADVISER AND                   BALANCED       LARGE CAP      SMALL CAP              ADVISER AND                   LARGE CAP
PORTFOLIO MANAGER             FUND           VALUE FUND     VALUE FUND             PORTFOLIO MANAGER            GROWTH FUND
-----------------             ---------      ------------   ----------             ------------------           -----------
Hotchkis and Wiley Capital Management, LLC                                         J.P. Morgan Investment Management Inc.





NAME OF INVESTMENT                                                                 NAME OF INVESTMENT
ADVISER AND                                                                        ADVISER AND
PORTFOLIO MANAGER             INT'L EQUITY FUND                                    PORTFOLIO MANAGER           LARGE CAP VALUE FUND
------------------            -----------------                                    ------------------          --------------------
Lazard Asset Management LLC                                                        Metropolitan West Capital Management, LLC





NAME OF INVESTMENT                                                                 NAME OF INVESTMENT          TREASURY INFLATION
ADVISER AND                                                                        ADVISER AND                 PROTECTED SECURITIES
PORTFOLIO MANAGER             EMERGING MARKETS FUND                                PORTFOLIO MANAGER                   FUND
------------------            ---------------------                                ------------------          --------------------
Morgan Stanley Investment Management Inc.                                          NISA Investment Advisors, LLC




NAME OF INVESTMENT                                                                NAME OF INVESTMENT
ADVISER AND                                                                       ADVISER AND
PORTFOLIO MANAGER             HIGH YIELD BOND FUND                                PORTFOLIO MANAGER            MID-CAP VALUE FUND
-----------------             --------------------                                -------------------          --------------------
Post Advisory Group, LLC                                                          Pzena Investment Management, LLC




NAME OF INVESTMENT                                                                NAME OF INVESTMENT
ADVISER AND                                                                       ADVISER AND
PORTFOLIO MANAGER             S&P 500 INDEX FUND                                  PORTFOLIO MANAGER              INT'L-EQUITY FUND
------------------            ------------------                                  -------------------          --------------------
SSgA Funds Management, Inc.                                                   Templeton Investment Counsel, LLC




NAME OF INVESTMENT
ADVISER AND PORTFOLIO        EMERGING                           SMALL CAP VALUE
MANAGER                    MARKETS FUND     INT'L EQUITY FUND        FUND
---------------------      ------------     -----------------   ---------------
The Boston Company Asset Management, LLC


                        PORTFOLIO SECURITIES TRANSACTIONS


         In selecting brokers or dealers to execute particular transactions, the Manager, SSgA, FAM and the sub-advisers are authorized to consider "brokerage and research services" (as those terms are defined in Section

28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the applicable Fund or Portfolio, to the Manager, SSgA, FAM and/or to the sub-advisers (or their affiliates), provided, however, that the Manager, SSgA, FAM or the sub-adviser determines that it has received the best net price and execution available. The Trusts do not allow the Manager or sub-advisers to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers. The Manager, SSgA, FAM and the sub-advisers are also authorized to cause a Fund or Portfolio to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager, SSgA, FAM or the sub-advisers, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Manager, SSgA, FAM or the sub-adviser exercises investment discretion. The fees of the sub-advisers are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board, Master Trust Board, the Index Trust Board, or the Equity 500 Index Portfolio Board, as applicable, the Manager, FAM, SSgA, or the sub-advisers (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so. Supplemental investment research obtained from such broker-dealers might be used by FAM in servicing all of its accounts, and all such research might not be used by FAM in connection with the Index Trust Portfolios. Consistent with the Conduct Rules of the National Association of Securities Dealers and policies established by the Index Trust Board of Trustees, FAM may consider sales of shares of the Index Trust Portfolios as a factor in the selection of brokers or dealers to execute portfolio transactions.


ALL FUNDS EXCEPT THE INDEX FUNDS


         Although the following discusses transactions in each Fund and the Board, it applies equally to each Master Trust Portfolio and the Master Trust Board. Future references in this section to "Fund" shall include the Master Trust Portfolios.



         The Manager and each sub-adviser will place its own orders to execute securities transactions that are designed to implement the applicable Fund's investment objective and policies. In placing such orders, each sub-adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board and the Master Trust Board, as appropriate, a sub-adviser of a Fund, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. A Fund's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund's cash flows. High portfolio activity increases a Fund's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.


         The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each sub-adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each sub-adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Funds may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.


         The Funds and the Portfolios of the Master Trust have established brokerage commission recapture arrangements with certain brokers or dealers. If a sub-adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund or Portfolio. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds and Portfolios. Neither the Manager nor any of the sub-advisers receive any benefits from the commission recapture program. A sub-adviser's participation in the brokerage commission recapture program is optional. Each sub-adviser retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the sub-adviser's obligation to seek the best execution available.



         For the fiscal years ended October 31, 2002, 2003 and 2004, the following brokerage commissions were paid by the Funds and Portfolios, as applicable. Fluctuations in brokerage commissions from year to year were primarily due to increases or decreases in Fund assets. Shareholders of these Funds bear only their pro-rata portion of such expenses.



Fund (or Portfolio)                   2002           2003           2004
-------------------------------   ------------   ------------   ------------
Balanced (1)                      $    454,914   $    261,251
Emerging Markets (1)              $    201,636   $    186,343
Enhanced Income (2)                        N/A   $     15,242
International Equity              $  1,596,724   $  1,123,748
Large Cap Growth                  $     40,058   $     47,355
Large Cap Value (1)               $    671,897   $    484,882
Mid-Cap Value (3)                          N/A            N/A
Small Cap Value (1)               $    755,439   $    989,893

----------
(1) Prior to March 1, 2002, these Funds invested in a corresponding Portfolio of the Master Trust. As such, commissions were paid by the respective corresponding Portfolio prior to that date.

(2)      The Fund commenced operations on July 1, 2003.

(3)      The Fund commenced operations on June 30, 2004.





         During the fiscal year ended October 31, 2002, the following commissions were paid to affiliated brokers:

   PORTFOLIO              BROKER                       AFFILIATED WITH             COMMISSION
----------------   ----------------------   ------------------------------------   ----------
Balanced           Legg Mason Wood Walker   Brandywine Asset Management LLC        $      500
Large Cap Value    Legg Mason Wood Walker   Brandywine Asset Management LLC        $      770
Large Cap Growth   Goldman, Sachs & Co.     Goldman Sachs Asset Management         $      991
Small Cap Value    Legg Mason Wood Walker   Brandywine Asset Management LLC        $   15,264
Emerging Markets   Morgan Stanley           Morgan Stanley Investment Management   $    7,388

         The percentages of total commissions of the Balanced Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, and the Emerging Markets Fund paid to affiliated brokers in 2002 were 0.11%, 0.11%, 2.47%, 2.02%, and 5.94%, respectively. The transactions represented 0.10% of the Balanced Fund, 0.11% of the Large Cap Value Fund, 1.45% of the Large Cap Growth Fund, 0.92% of the Small Cap Value Fund, and 4.88% of the Emerging Markets Fund's total dollar value of portfolio transactions for the fiscal year ended October 31, 2002.

         During the fiscal year ended October 31, 2003, the following commissions were paid to affiliated brokers:

   PORTFOLIO             BROKER                      AFFILIATED WITH             COMMISSION
----------------   --------------------   ------------------------------------   -----------
Large Cap Growth   Goldman, Sachs & Co.   Goldman Sachs Asset Management         $      1308
Emerging Markets   Morgan Stanley         Morgan Stanley Investment Management   $        48

         The percentages of total commissions of the Large Cap Growth Fund and the Emerging Markets Fund paid to affiliated brokers in 2003 were 2.69% and 0.03%, respectively. The transactions represented 0.67% of the Large Cap Growth Fund and 0.06% of the Emerging Markets Fund's total dollar value of portfolio transactions for the fiscal year ended October 31, 2003.


         During the fiscal year ended October 31, 2004, the following commissions were paid to affiliated brokers:



   PORTFOLIO             BROKER                      AFFILIATED WITH             COMMISSION
----------------   --------------------   ------------------------------------   -----------


         The following table lists each Fund that as of the end of its fiscal year held securities issued by a broker-dealer (or by its parent) through which the Fund regularly executes transactions.

                                Aggregate                                     Aggregate
                                 Value of                                      Value of
Regular Broker-Dealers   Fund   Securities   Regular Broker-Dealers    Fund   Securities
----------------------   ----   ----------   ----------------------    ----   ----------


INDEX TRUST PORTFOLIOS

         FAM places all orders for purchases and sales of the Index Trust Portfolios' investments. Under the 1940 Act, persons affiliated with the Index Trust and persons who are affiliated with such persons are prohibited from dealing with the Index Trust as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Index Trust, including Merrill Lynch and any of its affiliates, will not serve as the Index Trust's dealer in such transactions. However, affiliated persons of the Index Trust may serve as its broker in listed or OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Index Trust may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Index Trust Board that either comply with rules adopted by the SEC or with interpretations of the SEC staff.

         Section 11(a) of the Securities Exchange Act of 1934 generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the SEC has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Index Trust in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Index Trust and annual statements as to aggregate compensation will be provided to the Index Trust. Securities may be held by, or be appropriate investments for, the Index Trust Portfolios as well as other funds or investment advisory clients of FAM.

         Because of different objectives or other factors, a particular security may be bought for one or more clients of FAM or an affiliate when one or more clients of FAM or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Index Trust or other clients or funds for which FAM or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of FAM or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


         For the fiscal years ended December 31, 2002, 2003 and 2004, the Small Cap Index Series paid brokerage commissions of $60,384, $95,223 and $XXX, respectively, and paid $12 in commissions to Merrill Lynch in 2002. For the fiscal years ended December 31, 2002, 2003 and 2004, the International Index Series paid brokerage commissions of $39,313, $38,009 and $XXX, respectively, and paid $51 in commissions to Merrill Lynch in 2002. Shareholders of the Small Cap Index and International Equity Index Funds bear only their pro-rata portion of the brokerage commissions.


EQUITY 500 INDEX PORTFOLIO

         SSgA places all orders for purchases and sales of the Equity 500 Index Portfolio's investments. In selecting broker-dealers, SSgA may consider research and brokerage services furnished to it and its affiliates. Affiliates of SSgA may receive brokerage commissions from the Equity 500 Index Portfolio in accordance with procedures adopted by the Equity 500 Index Portfolio Board under the 1940 Act, which procedures require periodic review of these transactions.

         In certain instances there may be securities that are suitable for the Equity 500 Index Portfolio as well as for one or more of SSgA's other clients. Investment decisions for the Equity 500 Index Portfolio and for SSgA's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Equity 500 Index Portfolio is concerned. However, it is believed that the ability of the Equity 500 Index Portfolio to participate in volume transactions will produce better executions for the Portfolio.

         SSgA may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Equity 500 Index Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. SSgA has informed the Equity 500 Index Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates.


         For the fiscal years ended December 31, 2002, 2003 and 2004, the Equity 500 Index Portfolio paid brokerage commissions in the amount of $381,813, $474,147 and $XXX, respectively. For the fiscal year ended December 31, 2003, the Equity 500 Index Portfolio paid $366,175 in commissions to State Street Global Markets LLC, an affiliated broker of SSgA. Shareholders of the S&P 500 Index Fund bear only their pro-rata portion of the brokerage commissions.


                               REDEMPTIONS IN KIND

         Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities. For the Master-Feeder Funds, redemptions in kind would be paid through distributions of securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 NET ASSET VALUE

         It is the policy of the Money Market Fund, the Municipal Money Market Fund and the U.S. Government Money Market Fund (collectively, the "Money Market Funds") to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Money Market Funds' corresponding Portfolios are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the corresponding Portfolios of the Money Market Funds to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks. The corresponding portfolios of the Money Market Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "P-1" by Moody's and "F-1" by Fitch, and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's and "P-2" by Moody's. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

         To continue to qualify for treatment as a regulated investment company under the Tax Code ("RIC"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

         o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or (in the case of the International Equity, Emerging Markets and International Equity Index Funds) foreign currencies, or certain other income, including gains from options, futures or forward contracts derived with respect to its business of investing in securities or those currencies ("Income Requirement");

         o Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total asset value and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or any two or more issuers that are controlled by the Fund and engaged in the same, similar or related businesses ("Diversification Requirement"); and

         o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain and, in the case of the International Equity, Emerging Markets and International Equity Index Funds, net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) plus, in the case of the Municipal Money Market Fund, net interest income excludable from gross income under section 103(a) of the Tax Code ("Distribution Requirement").

         Each Master-Feeder Fund, as an investor in its corresponding Portfolio, is or should be deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Master-Feeder Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions -- including distributions by the non-Money Market Funds of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and distributions by the Municipal Money Market Fund that otherwise would qualify as "exempt-interest dividends" (as described below under "Taxation of the Funds' Shareholders") -- as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income by the end of its fiscal year, plus certain other amounts.

         See the part of the next section entitled "Taxation of Certain Investments" for a discussion of the tax consequences to each Fund of certain investments and strategies it or, in the case of a Master-Feeder Fund, its corresponding Portfolio may employ. For easier reading, the term "Portfolio" is used throughout that section to refer to both a Portfolio (the tax consequences to which generally would "flow-through" to its corresponding Master-Feeder Fund) and a non-Master-Feeder Fund (i.e., a Fund that invests directly instead of through a corresponding Portfolio).

TAXATION OF THE PORTFOLIOS

         The Portfolios and their Relationship to the Master-Feeder Funds. Each Portfolio is classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership" treated as a corporation. As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

         Because, as noted above, each Master-Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Master-Feeder Fund will be able to satisfy all those requirements.

         Distributions to a Master-Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Master-Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

         Taxation of Certain Investments. A Portfolio may acquire zero coupon or other securities issued with original issue discount. As an investor in a Portfolio that holds those securities, a Master-Feeder Fund would have to take into account its share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Master-Feeder Fund) receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus, in the case of the Municipal Money Market Fund, its net tax-exempt interest income), including any original issue discount (and, in the case of the Municipal Money Market Fund, its share of its corresponding Portfolio's accrued tax-exempt original issue discount), to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of the Master-Feeder Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease the Master-Feeder Fund's investment company taxable income and/or net capital gain.

         If one of the Portfolios acquires stock in a foreign corporation that is a "passive foreign investment company" ("PFIC") and holds the stock beyond the end of the year of acquisition, its corresponding Master-Feeder Fund will be subject to federal income tax on the Fund's share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain realized by the Portfolio from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes that share of the PFIC income as a taxable dividend to its shareholders. A Fund may avoid this tax and interest if its corresponding Portfolio elects to treat the PFIC as a "qualified electing fund;" however, the requirements for that election are difficult to satisfy. The Portfolios currently do not intend to acquire securities in issuers that are considered PFICs.


         Hedging strategies, such as entering into forward contracts and selling (writing) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses the Balanced Fund, Emerging Markets Fund, Enhanced Income Fund, Equity 500 Index Portfolio, High Yield Bond Fund, Index Trust Portfolios, International Equity Portfolio, Large Cap Growth Fund, Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund realize in connection therewith. The International Equity and International Equity Index Funds' share of their corresponding Portfolio's (1) gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and (2) gains from options, futures and forward contracts derived with respect to its business of investing in securities or foreign currencies will be treated as qualifying income for each Fund under the Income Requirement. Similarly, the S&P 500 Index and Small Cap Index Funds' respective shares of the Equity 500 Index Portfolio and Small Cap Index Series' income from options and futures derived with respect to their business of investing in securities will be so treated for those Funds.



         Dividends and interest received by the International Equity Portfolio, the Emerging Markets Fund and the International Index Series, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors. There is uncertainty in certain markets regarding the collectibility of tax reclaims by the International Equity Portfolio due to its partnership status for federal income tax purposes. Upon determination of the Portfolio's entitlement to benefits under foreign tax treaties, if any, tax reclaim income will be accrued.


         A Portfolio may invest in certain futures and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) - and certain foreign currency options and forward contracts with respect to which it makes a particular election - that will be "section 1256 contracts." Any section 1256 contracts a Portfolio holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Master-Feeder Fund that invests in such a Portfolio must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain such a Fund recognizes, without in either case increasing the cash available to it.

         Section 988 of the Tax Code also may apply to a Portfolio's forward currency contracts and options on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

         Offsetting positions a Portfolio enters into or holds in any actively traded option, futures or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Portfolio's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) a Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

         When a covered call option written (sold) by a Portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

         If a Portfolio has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Portfolio or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Portfolio transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).


         The Treasury Inflation Protected Securities Fund invests in inflation-protected securities (also known as inflation-indexed securities), which are taxed in a similar manner to standard fixed income securities in that interest income and income from principal adjustments are treated as ordinary income for federal tax purposes. In addition, net positive adjustments to principal value as a result of an increase in the inflation index are taxable as ordinary income in the year received by the Fund, rather than at maturity when the principal is repaid. Net negative adjustments to principal value as a result of a decrease in the inflation index can be deducted from the Fund's reportable income. The Fund intends to distribute dividends to shareholders on a monthly basis that include both interest income and income representing principal adjustments. On an annual basis, the Fund intends to distribute capital gains to shareholders that include net positive inflation adjustments as short-term capital gains, which are taxable as ordinary income. Net negative principal adjustments at the end of a year may result in all or a portion of dividends distributed earlier in the year to be treated as a return of capital.


TAXATION OF THE FUNDS' SHAREHOLDERS

         Dividends or other distributions a Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, those distributions will be reported by, and (except for "exempt-interest dividends," as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if they purchase Fund shares shortly before the record date for a distribution (other than an exempt-interest dividend), they will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         Distributions by the Municipal Money Market Fund of the amount by which its share of the Municipal Money Market Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by it as "exempt-interest dividends," generally may be excluded from gross income by its shareholders. Dividends paid by the Fund will qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including its share of the Portfolio's total assets) consists of securities the interest on which is excludable from gross income under section 103(a) of the Tax Code. The Fund and the Portfolio intend to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Fund's net tax-exempt income. The shareholders' treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Tax Code.

         Exempt-interest dividends received by a corporate shareholder may be indirectly subject to the alternative minimum tax. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") should consult their tax advisers before purchasing shares of the Municipal Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

         Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

         If more than 50% of the value of the total assets of the International Equity Fund, Emerging Markets Fund or International Equity Index Fund (including, as applicable, the share of their corresponding Portfolio's total assets) at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the IRS that will enable that Fund's shareholders, in effect, to receive the benefit of the foreign tax credit with respect to that Fund's share of any foreign and U.S. possessions income taxes paid by the Portfolio. If the Fund makes this election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. If the election is made, the Fund will report to its shareholders shortly after each taxable year their respective share of the Portfolio's income from foreign and U.S. possessions sources and the taxes paid by the Portfolio to foreign countries and U.S. possessions. Pursuant to that election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.




                            DESCRIPTION OF THE TRUST

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.


         The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The AMR Class is offered to tax-exempt retirement and benefit plans of AMR Corporation and its affiliates. The following individuals are eligible for purchasing shares of the Institutional Class with an initial investment of less than $2 million: (i) employees of the Manager, (ii) officers and directors of AMR and (iii) members of the Trust's Board of Trustees. The PlanAhead Class was created to give individuals and other smaller investors an opportunity to invest in the American Beacon Funds. As a result, shareholders of the PlanAhead Class benefit from the economies of scale generated by being part of a larger pool of assets. The Service Class was created for individuals and other smaller investors investing in the Funds through third party intermediaries. The expense structure of the Service Class allows for payments to these intermediaries for providing shareholder services.




         The Balanced, Emerging Markets, Enhanced Income, High Yield Bond, Intermediate Bond, Large Cap Growth, Large Cap Value, Mid-Cap Value, Short-Term Bond, Small Cap Value, and Treasury Inflation Protected Securities Funds utilize a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. In addition, the International Equity Portfolio utilizes a multi-manager approach. Each sub-adviser is carefully chosen by the Manager through a rigorous screening process.


                                OTHER INFORMATION

         For easier reading, the term "Portfolio" is used throughout this section to refer to either a Fund or its Portfolio, unless stated otherwise.

         American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs)-ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets, whereas, EDRs are in bearer form and traded in European securities markets. These securities are not denominated in the same currency as the securities into which they may be converted. Investing in ADRs and EDRs involves greater risks than are normally present in domestic investments. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies.

         Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

         Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

         Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Borrowing Risks-The Portfolios may borrow for temporary purposes. Borrowing may exaggerate changes in a Fund's NAV and in its total return. Interest expense and other fees associated with borrowing may reduce a Fund's return.

         Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

         Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Convertible Securities-Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

         Cover-Transactions using forward contracts, futures contracts, options on futures contracts and written options ("Financial Instruments") expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to cover or to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         Debentures-Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.

         Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

         Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with its custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

         Emerging Market Risks-The Emerging Markets Fund invests in the securities of issuers domiciled in various countries with emerging capital markets. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as
(i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gain taxes on foreign investors.

         Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such event, it is possible that the Fund could lose the entire value of its investments in the affected markets.

         Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S., such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund's acquisition or disposal of securities.

         Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable.

         Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         Foreign Debt Securities-The High Yield Bond Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include:
(a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund's investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets. See "Eurodollar and Yankeedollar Obligations" for a further discussion of these risks.

         Forward Foreign Currency Exchange Contracts-A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against movements in future foreign exchange rates. The International Equity Portfolio, Emerging Markets Fund and International Equity Index Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

         Forward contracts may serve as long hedges -- for example, a Portfolio may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward contracts may also serve as short hedges -- for example, a Portfolio may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from the anticipated dividend or interest payments denominated in a foreign currency. FAM or a sub-adviser may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which FAM or the sub-adviser believes will bear a positive correlation to the value of the currency being hedged.

         The cost to a Portfolio of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Portfolio enters into a forward contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

         Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Portfolio will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, a Portfolio might be unable to close out a forward contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

         Futures Contracts-Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts. The use of futures contracts by the Equity 500 Index Portfolio and Index Trust Portfolios is explained further under "Index Futures Contracts and Options on Index Futures Contracts."

         The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit "initial deposit" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Portfolio may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Portfolio's obligations to or from a futures broker. When the Portfolio purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Portfolios intend to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Portfolio were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

         To the extent that a Portfolio enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission ("CFTC")), the aggregate initial margin will not exceed 5% of the liquidation value of a Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Portfolio has entered into. This policy does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures contracts.

         Futures contracts require the deposit of initial margin valued at a certain percentage of the contract and possibly adding "variation margin" should the price of the contract move in an unfavorable direction. As with forward contracts, the segregated assets must be either cash or high-grade liquid debt securities.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by SSgA, FAM or a sub-adviser may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although SSgA, FAM or a sub-adviser may believe that use of such contracts will benefit a particular Portfolio, if that investment adviser's investment judgment about the general direction of, for example, an index is incorrect, a Portfolio's overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

         General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

         Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. A Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         Index Futures Contracts and Options on Index Futures Contracts-The Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Value Fund, International Equity Portfolio, Emerging Markets Fund, Index Trust Portfolios, and Equity 500 Index Portfolio (the "Portfolios") may invest in index futures contracts, options on index futures contracts and options on securities indices.

                  Index Futures Contracts-U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations.

                  At the same time a futures contract on an index is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required.

                  Options on Index Futures Contracts-The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.

                  The writing of a call option on a futures contract with respect to an index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract with respect to an index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

                  The amount of risk a Portfolio assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

                  The Equity 500 Index Portfolio Board has adopted the requirement that index futures contracts and options on index futures contracts be used as a hedge. Stock index futures may be used on a continual basis to equitize cash so that the Portfolios may maintain maximum equity exposure. Each Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

                  Futures Contracts on Stock Indices-The Portfolios may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolios or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolios.

                  In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolios will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolios' investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

                  Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

                  Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Portfolios. Each Portfolio may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of each Portfolio's total assets.

                  Options on Securities Indices-The Portfolios may write (sell) covered call and put options to a limited extent on an index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Portfolios may forgo the benefits of appreciation on the index or may pay more than the market price for the index pursuant to call and put options written by the Portfolios.

                  By writing a covered call option, the Portfolios forgo, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing a covered put option, the Portfolios, in exchange for the net premium received, accept the risk of a decline in the market value of the index below the exercise price.

                  Each Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

                  When each Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

                  The Portfolios have adopted certain other non-fundamental policies concerning index option transactions that are discussed above. The Portfolios' activities in index options also may be restricted by the requirements of the Tax Code, for qualification as a RIC.

                  The hours of trading for options on an index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

                  Because options on securities indices require settlement in cash, SSgA, FAM or the sub-adviser may be forced to liquidate portfolio securities to meet settlement obligations.

                  Options on Stock Indices-A Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

                  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.


         Inflation-Indexed Securities-Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted to keep up with inflation.

         In periods of deflation when the inflation rate is declining, the principal value of an inflation-indexed security will be adjusted downward. This will result in a decrease in the interest payments. The U.S. Treasury guarantees to repay at least the original principal value at maturity for inflation-indexed securities issued directly by the U.S. Government. However, inflation-indexed securities of other issuers may or may not have the same principal guarantee and may repay an amount less than the original principal value at maturity.



         Changes in market expectations for real interest rates may result in volatility in the Treasury Inflation Protected Securities Fund's share price. There can be no assurance that the designated inflation index for an inflation-indexed security will accurately reflect the real inflation rate.



         Interfund Lending-Pursuant to an order issued by the SEC, the Funds may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other Funds for temporary purposes. The credit facility can provide a borrowing Fund with significant savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.



         The credit facility will reduce the Funds' potential borrowing costs and enhance the ability of the lending Funds to earn higher rates of interest on their short-term lending. Although the credit facility will reduce the Funds' need to borrow from banks, the Funds remain free to establish lines of credit or other borrowing arrangements with banks.


         Junk Bonds-Junk bonds are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by the nationally recognized statistical rating organizations ("Rating Organizations"). For example, Moody's and Standard & Poor's rates them below Baa and BBB, respectively. Please see "Ratings of Long-Term Obligations" below for an explanation of the ratings applied to junk bonds. Junk bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, junk bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, the Fund intends to diversify its holdings among many bond issuers.

         Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer's financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

         Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

         Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.


         Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board, as appropriate, must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board, as appropriate, to vote proxies.



         While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.



         The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board, as appropriate. The Money Market Funds do not currently engage in securities lending.


         Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

                  Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan

         Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

                  Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

                  (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

                  (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

                  (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

                  (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.


         Municipal Lease Obligations ("MLOs")-MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated

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for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the Master Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the Master Trust Board, has delegated that responsibility to the Manager: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.


         Options-The Enhanced Income Fund may purchase and sell put options and call options on securities and foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the NASDAQ National Market System. The Fund will only write (sell) covered call and put options. For a further description, see "Cover."

         An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.

         By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security or currency below the exercise price.

         The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

         When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

         Preferred Stock-A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

         Private Activity Obligations-Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the federal alternative minimum tax.

         Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following Rating Organizations in order to determine eligibility of long-term obligations. Credit ratings typically evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The Rating Organizations may fail to update a credit rating on a timely basis to reflect changes in economic or financial conditions that may affect the market value of the security. For these reasons, credit ratings may not be an accurate indicator of the market value of a high yield bond. The High Yield Bond Fund's sub-adviser will monitor the Fund's holdings on a continuous basis to assess those factors not reflected in the credit rating. Therefore, the achievement of the High Yield Bond Fund's investment objective will be more dependent on the sub-adviser's research abilities than if the High Yield Bond Fund invested primarily in higher-rated securities.

         The four highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations that are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations." Obligations that are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

         Moody's ratings of Ba, B, Caa, Ca and C are considered below investment grade. A rating of Ba by Moody's denotes obligations judged to have speculative elements. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Obligations rated B by Moody's generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's assigns a rating of Caa to those obligations considered of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. A rating of Ca signifies obligations considered by Moody's to be speculative to a high degree. Such issues are often in default or have other marked shortcomings. Obligations rated C by Moody's are considered in the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

         The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Standard & Poor's ratings of BB, B, CCC, CC, C and D are considered below investment grade. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &

Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Fitch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the lowest expectation of credit risk. An AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Obligations rated A have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. Obligations rated BBB currently have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         Fitch's ratings of BB or lower are considered below investment grade. A rating of BB indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Ratings of CCC, CC, or C indicate a real possibility for default. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. A C rating signals imminent default. Ratings of DDD, DD, or D indicate obligations in default. Obligations rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process and are estimated to recover around 90-100% of outstanding amounts and accrued interest. Obligations rated DD are generally undergoing a formal reorganization or liquidation process and have the potential for recovery in the range of 50-90%. Obligations rated D are generally undergoing a formal reorganization or liquidation process but have recovery potential below 50%.

         The four highest ratings for long-term obligations by Dominion Bond Rating Service Limited ("DBRS") are AAA, AA, A and BBB. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events. Obligations rated A are of satisfactory credit quality and are considered more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated companies. Obligations rated BBB are of adequate credit quality. They are more susceptible to adverse changes in economic and financial conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

         DBRS' ratings of BB or lower are considered speculative. A rating of BB indicates that the degree of protection afforded principal and interest is uncertain, particularly during periods of economic recession. A B rating signifies a reasonable high level of uncertainty that exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity. Obligations rated CCC, CC and C are considered very highly speculative and are in danger of default of interest and principal. In practice, there is little difference between the C to CCC categories, with CC and C normally used to lower ranking debt of companies where the senior debt is rated in the CCC to B range. A rating of D indicates obligations in default of either interest or principal.

         Standard & Poor's and Fitch apply indicators (such as "+" and "-") and DBRS adds "high" or "low" to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

         Ratings of Municipal Obligations-Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating may also be assigned to commercial paper programs that are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

         Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

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

         Ratings of Short-Term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

         Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1 (high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.

         Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.


         Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager, the sub-adviser, the Equity 500 Index Portfolio Board or the Index Trust Board, as applicable, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Board, the Master Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board, as appropriate, during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.


         In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

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         Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

         Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

         Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

         Rights and Warrants-Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer's securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. There is no specific limit on the percentage of assets a Portfolio may invest in rights and warrants, although the ability of some of the Portfolios to so invest is limited by their investment objectives or policies.

         Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.


         The Board, the Master Trust Board, the Equity 500 Index Portfolio Board, the Index Trust Board, and the applicable sub-adviser will carefully monitor the Portfolios' investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing a Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.


         Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Portfolio investing in STRIPs will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

         Short Sales-In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the Manager, FAM or a sub-adviser may sell a security a Portfolio does not own, or in an amount greater than the Portfolio owns (i.e., make short sales). With respect to the Index Portfolios, such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index. Generally, to complete a short sale transaction, a Portfolio will borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed. If the price at the time of replacement is more than the price at which the security was sold by the Portfolio, the Portfolio will incur a loss. Conversely, the Portfolio will realize a gain if the price of the security decreases between selling short and replacement. Although the Portfolio's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. Until the security is replaced, the Portfolio is

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required to pay to the lender any interest that accrues during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Portfolio replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.


         Swap Agreements-The Treasury Inflation Protected Securities Fund may invest in interest rate swap agreements to increase or decrease its exposure to interest rate changes. Considered a derivative, a swap agreement is an arrangement whereby two parties agree to exchange payments based on changes in the value of a specified index, rate or other instrument. In an interest rate swap, one party agrees to exchange with another party its commitment to pay or receive interest. For example, a party may exchange floating rate interest payments for fixed rate interest payments with respect to a designated principal amount.



         Typically, the payment dates for both parties are the same, so the agreement will usually call for the two payments to be netted against each other, and the net amount only is paid to the party entitled to the higher amount. Therefore, the Fund's rights/obligations with regard to such swap agreements will be limited to the net amount to be received/paid under the terms of the agreement.



         The Treasury Inflation Protected Securities Fund may also enter caps, floors and collars, which are particular variations on swap agreements. The purchaser of an interest rate cap agrees to pay a premium to the seller in return for the seller paying interest on a specified principal amount to the purchaser based on the extent to which a specified interest rate exceeds a predetermined level. Conversely, the seller of an interest rate floor agrees to pay interest on a specified principal amount to the purchaser based on the extent to which a specified interest rate falls below a predetermined level. A collar combines a cap and a floor, establishing a predetermined range of interest rates within which each party agrees to make payments.



         The use of swap agreements requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. If a sub-adviser to the Fund incorrectly forecasts interest rate changes, interest rate swaps based upon those expectations may result in losses for the Fund. The counterparty to a swap agreement may default on its obligations to the Fund. To mitigate this risk, the Fund will only enter swap agreements with counterparties considered by the Manager or applicable sub-adviser to be at minimum risk of default. In addition, swaps may be considered illiquid investments; see "Illiquid Securities" for a description of liquidity risk. The swaps market is relatively new and unregulated. The introduction of new regulation or other developments may affect the Fund's ability to receive payments or complete its obligations under existing swap agreements.


         Synthetic Convertible Securities-The sub-adviser to the Enhanced Income Fund may create a "synthetic" convertible security by combining fixed income securities with the right to acquire equity securities. More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to a true convertible security, the character of a synthetic convertible security allows the combination of components representing more than one issuer, when the investment adviser believes that such a combination would better promote the Fund's investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

         The Fund faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the fixed-income component as well, the Fund also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

         The Fund may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

         Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

         U.S. Government Securities-U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.


         U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities.


         Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

         Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

         (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

         Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

         When-Issued and Forward Commitment Transactions-For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.



         Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                                                                      APPENDIX A

         PROXY VOTING POLICY AND PROCEDURES FOR THE TRUST AND AMR TRUST

                          AMR INVESTMENT SERVICES TRUST
                            AMERICAN AADVANTAGE FUNDS
                        AMERICAN AADVANTAGE MILEAGE FUNDS
                        AMERICAN AADVANTAGE SELECT FUNDS
                       PROXY VOTING POLICY AND PROCEDURES

                          LAST AMENDED AUGUST 18, 2003

PREFACE

         Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the AMR Investment Services Trust and shareholders of the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds (collectively, the "Funds"). Therefore, these Proxy Voting Policy and Procedures (the "Policy") have been adopted by the Funds.

         The Funds are managed by AMR Investment Services, Inc. (the "Manager"). The Funds' Boards of Trustees have authorized the Manager to direct the Funds' custodian (the "Custodian") as to the voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the "Domestic Funds"), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the "Subadvisers"). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the "International Funds") has been delegated by the International Funds' Boards of Trustees to the subadvisers for those funds ("International Subadvisers"). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved of by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.

         For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, "shareholders"). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders' interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.

DOMESTIC FUNDS - PROCEDURES

         1. VOTING - The Funds follow a two-tiered approach to determine how to vote proxies. First, the Manager recognizes that a company's management has the responsibility for day-to-day operations and is usually in the best position to make recommendations regarding proxy proposals. Thus, the Custodian has been instructed by the Manager to vote with management's recommendations, unless it is notified to vote otherwise by the Manager in writing.

         Second, each Subadviser is responsible for evaluating proxy proposals related to securities held in the Domestic Fund(s) under their supervision and for determining whether the proxy should be voted with or against management's recommendation. A Subadviser shall rely on its own proxy voting policy for such evaluation determinations. If a Subadviser concludes that it will recommend voting against management's recommendation, the Subadviser will communicate its conclusion to the Manager in detail along with its proposed voting position.

         The assets of each Domestic Fund are allocated across multiple Subadvisers, and one Subadviser may reach a different conclusion with respect to the same proxy proposal for a security. As a result, the Manager has implemented the foregoing arrangement with the goal of voting all shares subject to the same proxy held by the Fund in the same direction (i.e. either for or against).

         Once the matter has been brought to the attention of the Manager, the Manager will conduct its analysis of the proxy proposal, which will include: (1) discussing the issue with any other Subadvisers holding the same security to determine their recommended voting position; (2) determining whether the Subadviser's recommendation could have been influenced by a potential conflict of interest; and (3) in some cases, consulting

                                                                      APPENDIX A

with a proxy voting service retained to assist in the objective review of proxy proposals. As part of its analysis, the Manager will follow the guidelines set forth in Domestic Funds - Policies below.

         Issues requiring analysis on a case-by-case basis will be voted according to the Subadviser's recommendation when the Funds owns less than 1% of the company's outstanding shares AND less than $3 million of the company's market capitalization.

         2. CONFLICTS OF INTEREST - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds' distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If a Subadviser recommends voting against management's recommendation for a particular proposal, the Manager will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

              A. PROXIES FOR AFFILIATED FUNDS - Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager's interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will vote in accordance with the Board of Trustees' recommendations in the proxy statement.

              B. BUSINESS / PERSONAL CONNECTIONS OF THE MANAGER - The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.

              The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

              In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

              If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

              C. BUSINESS / PERSONAL CONNECTIONS OF THE SUBADVISERS - Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives a voting recommendation from a Subadviser, the Manager will request the Subadviser's disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser's disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser's recommendation regarding the proxy proposal.

DOMESTIC FUNDS - POLICIES

         1. ROUTINE PROPOSALS - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation or organization. Traditionally, these include:

              A.  Location of annual meeting
              B.  Employee stock purchase plan
              C.  Appointment of auditors
              D.  Corporate strategy

                                                                      APPENDIX A

              E.  Director compensation
              F.  Director indemnification and liability protection
              G.  Reincorporation
              H.  Change of Corporate Form

         The Funds' policy is to SUPPORT management on these types of routine proposals but care must be exercised that each vote is weighed on its own merits. All situations will be viewed individually and independently with the focus on the financial interest of shareholders.

         2. SOCIAL, POLITICAL AND ENVIRONMENTAL PROPOSALS - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to SUPPORT management. Financial interest of the Funds' shareholders will be the only consideration for investment decisions.

         3. SHAREHOLDER EQUALITY PROPOSALS - Issues that discriminate against other shareholders with the intention of reducing the value of the shareholders' stake will NOT BE SUPPORTED. Non-discriminatory proposals include:

              A. ANTI-GREENMAIL - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be supported.

              B. FAIR PRICE PROVISIONS - Provisions that guarantee an equal price to all shareholders will be supported.

         4. NON-ROUTINE PROPOSALS - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders' investment. All situations will be viewed individually and independently with the focus on the financial interests of Funds' shareholders.

         Various factors will contribute in the decision-making process assessing the financial interests of the Funds' shareholders. However, consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the majority of the board is independent, support should be for the board's recommendations. In addition, for proxies issued by registered investment companies ("RICs"), reference will be made to the Investment Company Institute's Report of the Advisory Group on Best Practices for Fund Directors ("ICI Best Practices") and any relevant SEC staff interpretations for guidance. However, all situations will be reviewed on a case-by-case basis.

         Management's record, strategy and tenure will contribute to the decision-making process. The tendency will be to side with management if, in the past, it has shown the ability to maximize company performance and thus, shareholder wealth, over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.

         Finally, decisions on non-routine proposals may be based on the sponsor of the proposal, percentage of ownership in the company and/or other relevant factors. Again, all situations will be reviewed on a case-by-case basis with the focus on the financial interest of the Funds' shareholders.
..
         The following are some specific issues that might directly impact the financial interest of the Funds' shareholders.

              A.  BOARD OF DIRECTORS

                  a. UNCONTESTED ELECTIONS - Uncontested candidates will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT management's slate during uncontested elections, particularly if independent. The company is the best judge of who is able and available to serve, and who will work well together.

                  b. CONTESTED ELECTIONS - Contested candidates will be evaluated on a CASE-BY-CASE basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side. For RICs, the board's proportion of independent directors and how each candidate would affect this proportion if elected will be considered. The ICI Best Practices recommend that at least two-thirds of a RIC's board be independent directors.

                                                                      APPENDIX A

                  c. INDEPENDENT COMPENSATION COMMITTEE - An independent committee will best represent shareholder interests and guard against conflicts of interest in executive pay decisions. An independent committee will have no financial interest in the outcome.

                  All situations regarding independent compensation committees will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT proposals for independent compensation committees.

                  d. INDEPENDENT NOMINATING COMMITTEE - Proponents contend that independent directors selected by a committee of independent directors will be more likely to question the CEO's business judgements. Independent directors selected by CEOs, even if they have no affiliations with the company, may feel obligated to side with the CEO.

                  Opponents contend that CEOs depend on outside directors for advice and support, and therefore must be involved in the decision-making process to ensure they can work comfortably together. Additionally, questions arise over the appropriateness of independent directors deciding on the composition and structure of the board, rather than individuals associated with the company.

                  All situations regarding independent nominating committees will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT proposals for independent nominating committees.

                  e. CLASSIFIED BOARDS - A typical classified board is divided into 3 groups with one group standing for election every third year. Proponents contend that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy. Long-term company value depends on continuity and stability in governance, which classified boards provide.

                  Opponents contend that an annual election of directors increases accountability and responsiveness of directors to all the varying interests on the board and thus contributes to sound corporate governance. Secondly, shareholders would be deprived of takeover premiums. A potential acquirer, needing 2 years to gain a majority position on the board, may refrain from even attempting to win control. Therefore, this barrier to control depreciates the value of the company.

                  All situations will be viewed individually and independently but the Funds' policy is to SUPPORT classified boards. Staggered boards provide continuity, stability and experience which are crucial when evaluating company issues.

                  f. CUMULATIVE VOTING - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. Proponents contend it would increase minority representation on the board.

                  Opponents contend that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders.

                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT cumulative voting. Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.

                  g. INDEPENDENT BOARDS - Proponents contend independent boards will permit clear and independent decision making, benefiting shareholders' long-term interests. Board members who are independent are more likely to protect shareholders' interests unlike company executives or other insiders. As defined by the NYSE Corporate Accountability and Listing Standards Committee, an "independent director" is an individual who has had no personal or business relationship with management. The ICI Best Practices recommend that at least two-thirds of a RIC's board be independent directors.

                  Opponents contend that directors are selected on quality and their goal must be to achieve the best overall results for the company. Additionally, inside directors have intimate knowledge of the company that will be beneficial during discussions of the company's long-term interests. A January 1991 study by institutional voting research service showed no correlation between independent boards and financial performance.

                                                                      APPENDIX A

                  All situations regarding independent boards will be evaluated on a case-by-case basis. The Funds' policy is to generally SUPPORT independent boards, although this policy should not be deemed to prevent support for boards in which management holds one board seat, or a small percentage of seats in the case of very large boards. Evaluation will be based on the performance, effectiveness and level of independence of the board of directors. The board's performance and effectiveness will be determined through reference to the company's long-term performance.

                  h. BOARD DIVERSITY (INCLUSIVENESS) - Proponents are pressuring companies to make greater efforts to seek out qualified women and minority candidates for director seats, since women and minorities are poorly represented on corporate boards.

                  Opponents contend that it is the duty of all directors to serve all the corporation's constituents.

                  All situations regarding board diversity will be evaluated on a CASE-BY-CASE basis and will consider the availability of qualified women and minorities.

                  i. SEPARATE CHAIRMAN, CEO POSITIONS - Proponents contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders' interests, evaluating the performance of the CEO, and is accountable to the shareholders.

                  Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively uncommon in the U.S.

                  All situations regarding separate chairman, CEO positions will be evaluated on a CASE-BY-CASE basis, taking into consideration the success of the CEO in implementing a business plan.

                  j. LEAD DIRECTOR - Election of a lead director has become an alternative to the separate chairman, CEO provision. Proponents contend that a lead director will lead the independent directors in evaluating and enhancing the performance of the board. Elected by the independent members of the board, the lead director would be responsible for coordinating the evaluation by the independent directors of the board's performance and the contribution of each board member.

                  Opponents contend companies have traditionally had one leader. With one leader, there is no question with respect to decision making. A lead director may prove cumbersome and factions may develop, thereby not providing the company with quick, efficient decision-making capabilities during crisis periods.

                  All situations regarding lead directors will be evaluated on a CASE-BY-CASE basis.

                  k. MINIMUM DIRECTOR STOCK / FUND OWNERSHIP - Proponents contend that a director's interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.

                  Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate less-than-wealthy candidates who may not be able to meet the minimum investment.

                  All situations regarding minimum fund ownership by a RIC's directors will be evaluated on a CASE-BY-CASE basis. Although all situations regarding minimum stock ownership by corporate directors will also be evaluated on a case-by-case basis, the Funds generally will NOT SUPPORT proposals for minimum stock ownership by corporate directors.

                                                                      APPENDIX A

              B.  EXECUTIVE / DIRECTOR COMPENSATION

                  a. INCENTIVE/STOCK OPTION PLANS (ESTABLISH, AMEND, ADD) - Proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management's interests with shareholders toward a goal of increasing shareholder value, better returns usually result.

                  Opponents contend that incentive/stock option plans may dilute the shareholders' claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily reachable incentive goals may not provide the necessary incentive for management.

                  Generally, if the board is independent and if the company has performed well over the previous 3-5 year period, the Funds will support these plans. However, due to the complexity of incentive/stock option plans, the Funds' policy will be to review the terms and coverage on a CASE-BY-CASE basis. Among the criteria that might be used:

                  o Dilution in excess of the company's peer group

                  o Performance benchmarks

                  o Overall executive compensation levels

                  o Reasonableness test

                  o Participation

                  o Exercise and payment terms

                  o Repricing/replacing underwater options

                  b. DISCOUNTED STOCK OPTIONS - Discounted stock options are options that may be exercised at prices below the stock's fair market value on the award date. Sometimes called non-qualified options, these options are granted "in-the-money" or immediately exercisable for a profit.

                  Opponents criticize "in-the-money" options, as they do not give management much incentive to increase share value, while the purpose of granting stock options should be to align executives' interests with those of the shareholders.

                  All situations will be viewed individually and independently but the Funds generally will NOT SUPPORT discounted stock option plans.

                  c. EXCHANGE OF UNDERWATER OPTIONS - Options with an exercise price higher than the market price are considered "underwater" and, needless to say, unattractive. Supporters contend options that have no chance of rising above water should be exchanged, as they fail to align management with shareholders. Additionally, the slump in the market price may be attributable to an industrywide or marketwide slump, rather than poor management.

                  Opponents contend that other shareholders have no such protection from falling stock prices and executives bear no risk if management is willing to bail them out when the stock price falls. Shareholders generally feel disgruntled, as they are not afforded the same downside risk protection as management.

                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT the exchange of underwater options, except in extraordinary cases involving market drops unrelated to company-specific performance.

                  d. CAP OR LIMIT EXECUTIVE AND DIRECTOR PAY - Proponents propose to cap or cut pay relative to some benchmark (i.e. multiple of president's salary or average worker). Generally, past poor performance or alleged excesses in pay have led to this proposal.

                  Opponents contend that these proposals would hamper their abilities to attract and retain top-quality executives. Top employees would leave for higher-paying positions with competitors hampering the companies' long-term interests.

                                                                      APPENDIX A

                    All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain executives and align shareholder and management interests.

                  e. DISCLOSURE OF $100,000 EARNERS - Proponents contend that due to the complexity and variety of compensation plans it is extremely difficult to determine how and how much executives are paid. Proxy statement disclosures should allow shareholders to track trends in pay and compare pay packages across companies.

                  Opponents contend providing additional disclosure would provide no new meaningful information to shareholders and would put the companies at a competitive disadvantage.

                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT disclosure of $100,000 earners. Recent SEC changes in disclosure requirements create clear and comprehensible disclosure of executive compensation.

                  f. LINK PAY TO PERFORMANCE - Proponents contend that by linking pay to performance you will align management's interests with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth.

                  Opponents contend that there is no set definition of "pay for performance." Without proper benchmarks that will not be affected by uncontrollable factors, management and shareholder interests will not be aligned. Linking pay to performance can also hurt shareholders by encouraging short-term thinking and manipulative recordkeeping.

                  All situations will be viewed individually and independently on a case-by-case basis; however, the Funds will generally SUPPORT proposals to link pay to performance.

                  g. GOLDEN PARACHUTE PROVISIONS - Golden parachutes provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as it aids in the attraction and retention of managers.

                  However, opponents contend the existence of these provisions can discourage takeover attempts as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.

                  Due to the complexity of golden parachutes, the Funds' policy will be to review the terms and coverage on a CASE-BY-CASE basis. Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, they are clearly an attempt to raise the cost to a third party of acquiring the company. Generally, if the board is independent and the company has a good performance record, the Funds will support golden parachute provisions. Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions.

                  h. EXPENSING STOCK OPTIONS - Proponents argue that expensing stock options would more accurately reflect the company's earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.

                  Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company's financial statements.

                                                                      APPENDIX A

                  Generally, the Funds will SUPPORT management's recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules. However, given past abuses relating to stock options, every situation will be reviewed on a CASE-BY-CASE basis.

           C. RIC CONTRACTS AND POLICIES

                  a. INVESTMENT ADVISORY CONTRACTS - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.

                  b. DISTRIBUTION PLANS - All proposals pertaining to a RIC's distribution plan will be reviewed on a CASE-BY-CASE basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the Funds' shareholders.

                  c. FUNDAMENTAL OBJECTIVES / POLICIES - All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.

              D. CONFIDENTIAL VOTING - Proponents contend that confidential voting allows shareholders to make decisions without pressure from opposing sides. Voting is tabulated by a third party before presentation. Arguments are made in the context of a democratic political election where voters cast their ballots in secret.

              Opposition contends that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment and pension funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive.

              All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.

              E. SUPERMAJORITY-VOTING PROVISIONS - Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.

           Opponents contend that supermajority-voting provisions detract from a simple majority's power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.

              All situations regarding supermajority-voting provisions will be reviewed on a CASE-BY-CASE basis.

              F. ANTI-TAKEOVER PROPOSALS - All situations should be viewed individually and independently, but the Funds' policy is generally to SUPPORT poison pills, preemptive rights, fair pricing and dual class voting, especially when the majority of the board is independent. These provisions force potential bidders to deal directly with the board of directors. The board's role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders. These proposals are discussed in further detail below.

                  a. POISON PILLS (SHAREHOLDER RIGHTS PLANS) - Poison pills protect shareholders from coercive and unfair offers. They encourage potential bidders to negotiate directly with the board of directors. Therefore, proponents believe that all shareholders will receive a better/fairer offer.

                                                                      APPENDIX A

                  Opposition believes the removal will enhance management's accountability to shareholders. Poison pills may also discourage potential takeover bids, which would potentially reduce shareholder value. Additionally, many poison pills were enacted without a vote by shareholders. Many believe that shareholders should make the decision.

                  It is generally the Funds' policy to support poison pills; however, the following features of the poison pills will be considered:

             o Does the pill have a sunset clause (i.e. it dissolves at a certain point in the future)?

             o Does the pill have a provision to allow shareholders to redeem the pill for certain types of offers?

             o    Can the board redeem the pill for qualifying offers?

             o What is the trigger that activates the pill (i.e. what percentage of shares held)?

                  b. PREEMPTIVE RIGHTS - Preemptive rights enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. Opponents of preemptive rights contend that these rights are only used as a takeover defense and that shareholders can maintain their relative position with no difficulty in the open market.

                  c. FAIR PRICING PROVISIONS - Fair pricing provisions require that if offers are not approved by the board, the bidder must pay the same "fair" price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. These provisions attempt to prevent "two-tiered" offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. Opponents contend that these provisions can prevent tender offers from being made, thereby entrenching management.

                  d. DUAL CLASS VOTING PROVISIONS - Dual class voting provisions create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company.

              G.  STOCK RELATED PROPOSALS

                  a. INCREASE AUTHORIZED COMMON/PREFERRED STOCK - A request for additional shares of stock were, in the past, considered routine voting items. Companies usually state it is for a specific use, such as a stock split, acquisition or for "general corporate purposes." However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.

                   All situations should be viewed individually and independently but the Funds' policy is to SUPPORT increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth.

                  b. BLANK CHECK PREFERRED - The board has the discretion to establish voting, dividend, conversion and other rights for blank check preferred stock without further authorization from shareholders. With no limits, the board is free to shape it in the most attractive manner for the market regardless of the effect on other shareholders. Proponents contend this flexibility is needed to meet varying financial conditions. Additionally, the rights of shareholders are protected because the structure of the blank check is approved by the full board, not just management.

                   Opponents contend that approving this proposal gives the companies too much power. The shares can be used to implement a poison pill or to help block a takeover bid by placing them in friendly hands. Additionally, once authorized, the shareholders have no further power to determine how or when the stock will be allocated.

                   All situations should be viewed individually and independently, but the Funds' policy is to SUPPORT blank check preferred proposals. Blank check preferred stock gives management the flexibility it needs to compete in today's ever-changing market.

                                                                      APPENDIX A

                   c. TARGETED SHARE PLACEMENTS - This is the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.

                   Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder's proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but the holder of the share placement may also have a senior claim or return from company assets.

                   All situations regarding targeted share placements will be reviewed on a CASE-BY-CASE basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.

              H. MERGERS, ACQUISITIONS, RESTRUCTURINGS - These transactions involve fundamental changes in the structure and allocation of a company's assets. Financial considerations are foremost in these transactions, but an offer can be rejected if it is believed that the long-term interests of the shareholders will be best served by the company continuing in its current form.

              All situations regarding mergers, acquisitions, or restructurings will be reviewed on a CASE-BY-CASE basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for Fund shareholders.

              I. OTHER BUSINESS - The Funds will generally SUPPORT management with respect to "Other Business."

         5. OTHER PROPOSALS - All proposals not addressed above will be decided on a CASE-BY-CASE basis. As with non-routine proposals, decisions will be based primarily on management's and the board's responsiveness to enhancing shareholder wealth. In these situations, the Manager will use its judgment in directing the Custodian to vote in the best interest of Fund shareholders and will implement changes to the Policy when appropriate.

INTERNATIONAL FUNDS - PROCEDURES

         1. VOTING - The International Funds' Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers' policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.

         2. CONFLICTS OF INTEREST - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

              If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

ALL FUNDS - OTHER PROCEDURES

         1. RECORDKEEPING - Records of all votes will be maintained by a) the Custodian for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes against management will be maintained by the Manager. Such documentation will include the recommendations of the Subadvisers along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.

                                                                      APPENDIX A

         2. DISCLOSURE - The Manager, in conjunction with the Custodian and the International Subadvisers, will compile the Funds' proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund's Statement of Additional Information ("SAI"). In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds' website (if applicable), and c) on the SEC's website in the SAI. The SAI and shareholder reports will also disclose that the Funds' proxy voting record is available by toll-free telephone request (or on the Funds' website) and on the SEC's website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.

         3. BOARD OVERSIGHT - On at least an annual basis, the Manager will present the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

                                                                      APPENDIX B

PROXY VOTING POLICIES - INTERNATIONAL EQUITY AND EMERGING MARKETS FUND SUB-ADVISERS

CAUSEWAY CAPITAL MANAGEMENT LLC
SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

         Causeway votes proxies solely in the best interests of the client in accordance with its Proxy Voting Policies and Procedures. Causeway votes consistent with the following principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. Causeway recognizes that a company's management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management's positions. Under its guidelines, Causeway generally votes for distributions of income, appointment of auditors, director compensation (unless excessive), management's slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. Causeway generally votes with management on social issues because it believes management is responsible for handling them. Causeway generally votes against anti-takeover mechanisms and attempts to classify boards of directors or eliminate cumulative voting. Causeway votes other matters - including equity-based compensation plans
- on a case-by-case basis.

         Causeway's interests may conflict with the client on certain proxy votes where Causeway might have a significant business or personal relationship with the company or its officers. Causeway's Chief Operating Officer in consultation with the General Counsel decides if a vote involves a material conflict of interest. If so, Causeway may obtain instructions or consent from the client on voting or will vote in accordance with a "for" or "against" or "with management" guideline if one applies. If no such guideline applies, Causeway will follow the recommendation of an independent third party such as Institutional Shareholder Services.

         Non-U.S. proxies may involve a number of problems that restrict or prevent Causeway's ability to vote. As a result, a client's non-U.S. proxies will be voted on a best efforts basis only. In addition, Causeway will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the client's custodian in sufficient time to cast the vote.

LAZARD ASSET MANAGEMENT LLC
SUMMARY OF PROXY VOTING POLICIES

A. Introduction

         As a fiduciary, Lazard Asset Management LLC ("Lazard") is obligated to vote proxies in the best interests of its clients. Lazard has adopted a written policy (the "Policy") that is designed to ensure that it satisfies its fiduciary obligation. Lazard has developed a structure to attempt to ensure that proxy voting is conducted in an appropriate manner, consistent with clients' best interest, and within the framework of that Policy.

         Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, investment companies and other collective investment vehicles. Absent specific guidelines provided by a client, Lazard's policy is to vote proxies on a given issue the same for all of its clients. The Policy is based on the view that, in its role as investment adviser, Lazard must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and that the votes it casts on behalf of all its clients are intended to accomplish that objective.

B.  Administration and Implementation of Proxy Voting Process

         Lazard's proxy-voting process is administered by its Proxy Operations Department ("ProxyOps"), which reports to Lazard's Chief Operations Officer. Oversight of the process is provided by Lazard's Legal and Compliance Department and by a Proxy Committee consisting of senior Lazard officers. To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. ("ISS"), one of the world's largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.

         Lazard's Proxy Committee has approved specific proxy voting guidelines regarding the most common proxy proposals (the "Approved Guidelines"). These Approved Guidelines provide that Lazard should vote for or against the

                                                                      APPENDIX B


proposal, or that the proposal should be considered on a case-by-case basis. Lazard believes that its portfolio managers and global research analysts with knowledge of the company ("Portfolio Management") are in the best position to evaluate the impact that the outcome of a given proposal will have on long-term shareholder value. Therefore, ProxyOps seeks Portfolio Management's recommendation on all proposals to be considered on a case-by-case basis. Portfolio Management is also given the opportunity to review all proposals (other than routine proposals) where the Approved Guideline is to vote for or against, and, in compelling circumstances, to overrule the Approved Guideline, subject to the Proxy Committee's final determination. The Manager of ProxyOps may also consult with Lazard's Chief Compliance Officer or the Proxy Committee concerning any proxy agenda or proposal.

C. Types of Proposals

         Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company's name. Other proposals are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Lazard's Proxy Committee has developed Approved Guidelines for the most common proposals. New or unusual proposals may be presented from time to time. Such proposals will be presented to Portfolio Management and discussed with the Proxy Committee to determine how they should be voted and an Approved Guideline will be adopted if appropriate.

D. Conflicts of Interest

         Lazard's Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for Lazard. Should the appearance of such a conflict exist, Lazard will seek to alleviate the conflict by voting consistent with pre-approved guidelines (to vote for or against), or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. Currently, when a material conflict, or the appearance of a material conflict, arises regarding a proposal, and the Approved Guideline is to vote case-by-case, Lazard defers to the recommendation provided by an independent source, Institutional Shareholder Services ("ISS"). This allows Lazard to ensure that a vote is not influenced by a material conflict of interest, and nevertheless receive the benefit of ISS's thorough analysis and recommendation designed to further long-term shareholder value. If the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation.

MELLON FINANCIAL CORPORATION (PARENT COMPANY OF THE BOSTON COMPANY ASSET MANAGEMENT, LLC) SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

         The Boston Company, through its participation on the Proxy Policy Committee of its parent company, Mellon Financial Corporation, has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, The Boston Company seeks to act solely in the best financial and economic interest of the applicable client. The Boston Company will carefully review proposals that would limit shareholder control or could affect the value of a client's investment. The Boston Company generally will oppose proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. The Boston Company will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, The Boston Company will attempt to ensure that management reasonably responds to the social issues.

         All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with written guidelines in effect from time to time. These proxy voting guidelines are based on research and recommendations provided by internal resources and third party vendors. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Proxy Policy Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Proxy Policy Committee for discussion and vote. Additionally, the Proxy Policy Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, The Boston Company weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

                                                                      APPENDIX B


         The Boston Company recognizes its duty to vote proxies in the best interests of its clients. The Boston Company seeks to avoid material conflicts of interest through the establishment of the Proxy Policy Committee, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, The Boston Company and its affiliates engage a third party as an independent fiduciary to vote all proxies for Mellon Financial Corporation securities and affiliated mutual fund securities.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
PROXY VOTING POLICY AND PROCEDURES

I.   POLICY STATEMENT

Introduction - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so it would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

Voting Proxies for certain Non-US Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

                                                                      APPENDIX B


II.  GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III. GUIDELINES

     A.  Management Proposals

         1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

                  o        Selection or ratification of auditors.

                  o Approval of financial statements, director and auditor reports.

                  o        Election of Directors.

                  o Limiting Directors' liability and broadening indemnification of Directors.

                  o Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

                  o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

                  o Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

                  o General updating/corrective amendments to the charter.

                  o        Elimination of cumulative voting.

                  o        Elimination of preemptive rights.

                  o Provisions for confidential voting and independent tabulation of voting results.

                  o Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

         2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

                  Capitalization changes

                  o Capitalization changes that eliminate other classes of stock and voting rights.

                  o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

                  o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

                  o        Proposals for share repurchase plans.

                  o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

                  o        Proposals to effect stock splits.

                                                                      APPENDIX B


                  o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

                  Compensation

                  o Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

                  o Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

                  o Establishment of Employee Stock Option Plans and other employee ownership plans.

                  Anti-Takeover Matters

                  o Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

                  o Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

         3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

                  o Capitalization changes that add classes of stock that which substantially dilute the voting interests of existing shareholders.

                  o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

                  o        Creation of "blank check" preferred stock.

                  o        Changes in capitalization by 100% or more.

                  o Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

                  o Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

                  o        Proposals to indemnify auditors.

         4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

                  Corporate Transactions

                  o Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

                  o Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

                  o Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

                  o Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

                           (i) Whether the stock option plan is incentive based;

                                                                      APPENDIX B


                           (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

                           (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

                  Anti-Takeover Provisions

                  o Proposals requiring shareholder ratification of poison pills.

                  o Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

     B.       Shareholder Proposals

         1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

                  o Requiring auditors to attend the annual meeting of shareholders.

                  o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

                  o Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

                  o        Confidential voting.

                  o Reduction or elimination of supermajority vote requirements.

         2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

                  o        Proposals that limit tenure of directors.

                  o        Proposals to limit golden parachutes.

                  o Proposals requiring directors to own large amounts of stock to be eligible for election.

                  o Restoring cumulative voting in the election of directors.

                  o Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

                  o Proposals that limit retirement benefits or executive compensation.

                  o Requiring shareholder approval for bylaw or charter amendments.

                  o Requiring shareholder approval for shareholder rights plan or poison pill.

                  o        Requiring shareholder approval of golden parachutes.

                  o Elimination of certain anti-takeover related provisions.

                  o        Prohibit payment of greenmail.

         3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

                  o Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

                  o Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

                  o Proposals that require inappropriate endorsements or corporate actions.

IV.   ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

     A.  Proxy Review Committee

                                                                      APPENDIX B


         1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

                  (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

                  (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

                  (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

                  (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

                  (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

                  (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

                  (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

TEMPLETON INVESTMENT COUNSEL, LLC
SUMMARY OF PROXY VOTING POLICIES & PROCEDURES

         Templeton Investment Counsel, LLC (hereinafter "Templeton") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), an affiliate and wholly owned subsidiary of Franklin Resources, Inc.

       All proxies received by the Proxy Group will be voted based upon Templeton's instructions and/or policies. To assist it in analyzing proxies, Templeton subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote

                                                                      APPENDIX B


recommendations, record keeping and vote disclosure services. In addition, Templeton subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Templeton does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Templeton's ultimate decision. Templeton votes proxies solely in the interests of the client, Templeton-managed fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries (collectively "Advisory Clients"). As a matter of policy, the officers, directors and employees of Templeton and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients. In situations where Templeton perceives a material conflict of interest, Templeton may: disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS, Glass Lewis, or those of another independent third party provider of proxy services; send the proxy directly to the relevant Advisory Client for a decision, or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

         As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Templeton will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

         The Proxy Group is part of the Franklin Templeton Companies, LLC Corporate Legal Department and is overseen by legal counsel. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and will provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Templeton's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Templeton's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.

       Templeton has adopted general proxy voting guidelines that are reviewed periodically by various members of Templeton's organization, including portfolio management, legal counsel and Templeton's officers, and are subject to change. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Templeton anticipate all future situations. The guidelines cover such agenda items as the election of directors, ratification of auditors, management and director compensation, anti-takeover mechanisms, changes to capital structure, mergers and corporate restructuring, social and corporate policy issues, and global corporate governance.

         The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Templeton understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Templeton will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Templeton cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. In addition, Templeton may abstain from voting under certain circumstances or vote against items such as "Other Business" when Templeton is not given adequate information from the company.


         The Proxy Group is responsible for maintaining the documentation that supports Templeton's voting position. The Proxy Group is also responsible for maintaining appropriate proxy voting supporting documentation and records. Such records may include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All files will be retained for at least five years, the first two of which will be on-site. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of Templeton are made available as required by law and is responsible for overseeing the filing of such policies and procedures with the SEC.

                                                                      APPENDIX C


                    PROXY VOTING POLICIES - INDEX PORTFOLIOS


QUANTITATIVE MASTER SERIES TRUST ("INDEX TRUST")

The Index Trust's Board of Trustees has delegated to the Index Trust investment adviser authority to vote all proxies relating to the Index Trust's portfolio securities. The Index Trust investment adviser has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including the Index Trust's portfolios. Pursuant to these Proxy Voting Procedures, the Index Trust investment adviser's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Index Trust portfolio and its shareholders, and to act in a manner that the Index Trust investment adviser believes is most likely to enhance the economic value of the securities held by the Index Trust portfolio. The Proxy Voting Procedures are designed to ensure that the Index Trust investment adviser considers the interests of its clients, including the Index Trust portfolios, and not the interests of Index Trust investment adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Index Trust investment adviser's interest and those of the Index Trust investment adviser's clients are properly addressed and resolved.


In order to implement the Proxy Voting Procedures, the Index Trust investment adviser has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of the Index Trust investment adviser's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Index Trust investment adviser's Legal department appointed by the Index Trust investment adviser's General Counsel. The Committee's membership shall be limited to full-time employees of the Index Trust investment adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Index Trust investment adviser's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Index Trust investment adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including an Index Trust portfolio, that has delegated proxy voting authority to the Index Trust investment adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Index Trust investment adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Index Trust investment adviser believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Index Trust investment adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for the Index Trust portfolio (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Index Trust investment adviser will generally seek to vote proxies over which the Index Trust investment adviser exercises voting authority in a uniform manner for all the Index Trust investment adviser's clients, the Committee, in conjunction with an Index Trust portfolio's portfolio manager, may determine that the Index Trust portfolio's specific circumstances require that its proxies be voted differently.

To assist the portfolio investment adviser in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the portfolio investment adviser by ISS include in-depth research, voting recommendations (although the Index Trust investment adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Index Trust portfolio in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

                                                                      APPENDIX C


The Index Trust investment adviser's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Index Trust investment adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Index Trust investment adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of an Index Trust portfolio.

From time to time, the Index Trust investment adviser may be required to vote proxies in respect of an issuer where an affiliate of the Index Trust investment adviser (each, an "Affiliate"), or a money management or other client of the Index Trust investment adviser (each, a "Client") is involved. The Proxy Voting Procedures and the Index Trust investment adviser's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Index Trust investment adviser's clients.

In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Index Trust investment adviser's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Index Trust investment adviser's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Index Trust investment adviser's normal voting guidelines or, on matters where the Index Trust investment adviser's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Index Trust investment adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with the Index Trust investment adviser's fiduciary duties

In addition to the general principles outlined above, the Index Trust investment adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Index Trust investment adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in an Index Trust portfolio's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

The Index Trust investment adviser has adopted specific voting guidelines with respect to the following proxy issues:

o Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

o        Proposals related to the selection of an issuer's independent auditors.
         As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the

                                                                      APPENDIX C


         Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

o Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

o Routine proposals related to requests regarding the formalities of corporate meetings.

o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act envisions will be approved directly by shareholders.

o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.


               --------------------------------------------------


                            STATE STREET MASTER FUNDS

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST


                       PROXY VOTING POLICY AND PROCEDURES



The Board of Trustees of State Street Master Funds and State Street Institutional Investment Trust (the "Trusts") has determined that it is in the best interests of the Trusts and their respective series (each, a "Fund" and collectively, the "Funds") for the Trusts to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Funds.

I.   POLICY

It is the policy of the Trusts to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to SSgA Funds Management, Inc. (the "Adviser") as a part of the Adviser's general management of the Funds' portfolios, subject to the Board's continuing oversight. The Board of Trustees of the Trusts (the "Board") hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds.

                                                                      APPENDIX C


II.  FIDUCIARY DUTY

The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III. PROCEDURES

The following are the procedures adopted by the Board for the administration of this policy:

         A. Review of Adviser Proxy Voting Procedures. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures.

         B. Voting Record Reporting. The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the Trusts at least annually. Such voting record information shall be in a form acceptable to the Trusts and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trusts and the Adviser may agree to from time to time. With respect to those proxies that the Adviser has identified as involving a conflict of interest(1), the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

         C. Record Retention. The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended and the rules promulgated thereunder.

         D. Conflicts of Interest. Any actual or potential conflicts of interest between a Fund's principal underwriter or Adviser and the applicable Fund's shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser's application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of the Trusts that a conflict of interest cannot be resolved under the Adviser's Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trusts of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV.  REVOCATION

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V.   ANNUAL FILING

The Trusts shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.(2)

VI.  DISCLOSURES

         A.       The Trusts shall include in its registration statement:

                  1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and


----------
(1) As it is used in this document, the term "conflict of interest" refers to a situation in which the principal underwriter, Adviser or affiliated persons of the principal underwriter or Adviser have an interest in a matter presented by a proxy other than the obligation it incurs as a service provider to the Funds which could potentially compromise the principal underwriter's or Adviser's independence of judgment and action with respect to the voting of the proxy.

(2) The Trusts must file their first report on Form N-PX not later than August 31, 2004, for the twelve-month period beginning July 1, 2003, and ending June 30, 2004.

                                                                      APPENDIX C


                  2. A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts' toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission's (the "SEC") website.


         B. The Trusts shall include in its annual and semi-annual reports to shareholders:

                  1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trusts to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trusts' toll-free telephone number; through a specified Internet address, if applicable; and on the SEC's website; and

                  2. A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts' toll-free telephone number; or through a specified Internet address; or both; and on the SEC's website.

VII. REVIEW OF POLICY

The Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2005




            AMERICAN BEACON FUNDS(R)                                      AMERICAN BEACON MILEAGE FUNDS(R)
 (formerly known as American AAdvantage Funds)                  (formerly known as American AAdvantage Mileage Funds)

              CASH MANAGEMENT CLASS                                               MILEAGE CLASS(R)
                Money Market Fund                                             Money Market Mileage Fund
        U.S. Government Money Market Fund                                Municipal Money Market Mileage Fund
                                                                      U.S. Government Money Market Mileage Fund

                PLATINUM CLASS(sm)                                                PLATINUM CLASS(sm)
                Money Market Fund                                             Money Market Mileage Fund
           Municipal Money Market Fund                                   Municipal Money Market Mileage Fund
        U.S. Government Money Market Fund                             U.S. Government Money Market Mileage Fund

                                  (each individually, a "Fund" and collectively, the "Funds")



      This Statement of Additional Information ("SAI") should be read in conjunction with a Cash Management Class, a Platinum Class or a Mileage Class prospectus dated March 1, 2005 (individually, a "Prospectus"), copies of which may be obtained without charge by calling (800) 388-3344 for a Cash Management or a Mileage Class Prospectus or (800) 967-9009 for a Platinum Class Prospectus. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.



       The American AAdvantage Money Market Funds' and the American AAdvantage Money Market Mileage Funds' Annual Reports to Shareholders for the fiscal year ended December 31, 2004, as audited by Ernst & Young, LLP, are supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.


                                TABLE OF CONTENTS

Organization and History of the Funds.............................................  2
Non-Principal Investment Strategies and Risks.....................................  2
Investment Restrictions...........................................................  3
Disclosure of Portfolio Holdings..................................................  5
Trustees and Officers of the Trusts and the Master Trust..........................  6
Code of Ethics.................................................................... 12
Proxy Voting Policies............................................................. 12
Control Persons and 5% Shareholders............................................... 12
Management, Administrative and Distribution Services.............................. 13
Other Service Providers........................................................... 14
Portfolio Securities Transactions................................................. 15
Redemptions in Kind............................................................... 15
Net Asset Value................................................................... 15
Tax Information................................................................... 16
Description of the Trusts......................................................... 18
Other Information................................................................. 18
Appendix A: Proxy Voting Policy and Procedures for the Trusts.................... A-1

                      ORGANIZATION AND HISTORY OF THE FUNDS



         Each Fund is a separate investment portfolio of either the American Beacon Funds (the "Beacon Trust") or the American Beacon Mileage Funds (the "Mileage Trust"). The Beacon Trust and the Mileage Trust (collectively the "Trusts") are no-load, open-end, diversified management investment companies. The Trusts were organized as Massachusetts business trusts on January 16, 1987 and February 22, 1995, respectively. Each Fund constitutes a separate investment portfolio with a distinct purpose and strategy. Each Fund consists of multiple classes of shares designed to meet the needs of different groups of investors. This SAI relates only to the Cash Management and Platinum Classes of the Beacon Trust and the Mileage and Platinum Classes of the Mileage Trust.



         Each Fund invests all of its investable assets in a corresponding portfolio with a similar name and an identical investment objective. Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of the American Beacon Master Trust (the "Master Trust"), a separate investment company managed by American Beacon Advisors, Inc. (the "Manager").



         Effective March 1, 2005, the names of the Funds, the Beacon Trust, the Mileage Trust, the Master Trust, and the Manager changed. The former and current names of each are listed below.



NAME PRIOR TO MARCH 1, 2005                                       NAME AS OF MARCH 1, 2005
---------------------------                                       ------------------------
American AAdvantage Money Market Fund                             American Beacon Money Market Fund
American AAdvantage Municipal Money Market Fund                   American Beacon Municipal Money Market Fund
American AAdvantage U.S. Government Money Market Fund             American Beacon U.S. Government Money Market Fund
American AAdvantage Money Market Mileage Fund                     American Beacon Money Market Mileage Fund
American AAdvantage Municipal Money Market Mileage Fund           American Beacon Municipal Money Market Mileage Fund
American AAdvantage U.S. Government Money Market Mileage Fund     American Beacon U.S. Government Money Market Mileage Fund
American AAdvantage Funds                                         American Beacon Funds
American AAdvantage Mileage Funds                                 American Beacon Mileage Funds
AMR Investment Services Trust                                     American Beacon Master Trust
AMR Investment Services, Inc.                                     American Beacon Advisors, Inc.


                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

       Each Fund may:

       1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

       2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), or exemptive relief granted by the Securities and Exchange Commission ("SEC").

       3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Funds do not currently engage in securities lending nor does the Manager anticipate that they will do so in the near future.

       4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.


       5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Funds will not invest more than 10% of their respective net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Master Trust Board of Trustees ("Master Trust Board"), that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.


                             INVESTMENT RESTRICTIONS


       Each Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio of the Master Trust:


             Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.


       All other fundamental and non-fundamental investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the Master Trust Board, it applies equally to each Fund and the Beacon Trust's Board of Trustees ("Beacon Board") and the Mileage Trust's Board of Trustees ("Mileage Board"), as applicable.



       In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by each Portfolio and may be changed with respect to any Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the Beacon Board and the Mileage Board in the same proportion as those Fund shareholders who do, in fact, vote.



No Portfolio of the Master Trust may:


       1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.


       2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).


       3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, a Portfolio may be deemed an underwriter under federal securities law.


       4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with a Portfolio's investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.






       5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.



       6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.


       7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets.


       8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except the Money Market Portfolio, as described below) provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.



       The Money Market Portfolio will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuer of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).



       The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

       The following non-fundamental investment restrictions apply to each Fund and Portfolio and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the Master Trust Board. No Fund or Portfolio may:


         1. Invest more than 10% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin or effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities).


       All Funds and Portfolios of the Master Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, each Money Market Fund or the Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Municipal Money Market Portfolio and U.S. Government Money Market Portfolio, each Municipal Money Market Fund or the Municipal Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and U.S. Government Money Market Portfolio, and each U.S. Gov't. Money Market Fund or the U.S. Government Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and Municipal Money Market Portfolio. A Fund or Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.



                        DISCLOSURE OF PORTFOLIO HOLDINGS



         The Funds publicly disclose portfolio holdings information as follows:

         1. a complete list of holdings for each Fund on an annual and semi-annual basis in the reports to shareholders and publicly available filings with the SEC, including Forms N-Q and N-CSR; and

         2. a complete list of holdings for each Fund on a monthly basis on the Funds' website (www.aafunds.com); and

         3. top ten holdings for each Fund as of the end of each calendar quarter on the Funds' website (www.aafunds.com) and in sales materials.



       Occasionally, certain interested parties - including individual investors, institutional investors, intermediaries that distribute shares of the Funds, third-party service providers, rating and ranking organizations, and others - may request the Funds' portfolio holdings information on a more frequent basis. The Funds have adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the "Holdings Policy"). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. The Manager has determined that selective disclosure of holdings information for the Funds does not pose a significant risk of harm to shareholders. Because of the nature of money market securities, interested parties could not utilize holdings information to trade in a manner harmful to the Funds and their shareholders. However, there may be certain situations in which disclosure of Fund holdings would not be in the best interests of shareholders. Therefore, the Manager may at its discretion place restrictions on the disclosure of holdings for the Funds under certain circumstances.



         Various firms, such as auditors, fund accountants, custodians, pricing services, securities lending agents, investment advisers, and proxy voting services, may require portfolio holdings information to provide services to the Funds. The Funds have determined that selective and complete disclosure of holdings information to such service providers fulfills a legitimate business purpose and is in the best interest of shareholders, as it allows the service providers to facilitate the day-to-day operations of the Funds. The Funds' contractual arrangements with these service providers subject them to a duty of confidentiality.



       The Funds have determined that selective and complete disclosure of holdings information to organizations that publish ratings and/or rankings of the Funds fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Funds in comparison to other mutual funds. The Funds have arrangements with the following rating and ranking organizations for disclosure of holdings and other related portfolio information. These organizations receive holdings information on a monthly or quarterly basis within one to five days after the end of the period.



Fidelity Strategic Advisers                   Morningstar
Lipper Analytical Services                    Standard & Poor's Ratings Services
Moody's Investors Service                     Thomson Financial



         For each of these arrangements, the Funds have received assurances that the information disclosed will be kept confidential and the recipients are subject to a duty not to trade on the nonpublic information. A member of the Manager's Compliance Department must approve any new arrangements to disclose Fund holdings to a rating and ranking organization.



            TRUSTEES AND OFFICERS OF THE TRUSTS AND THE MASTER TRUST



       The Beacon Board, the Mileage Board and the Master Trust Board provide broad supervision over each Trust's affairs. The Manager is responsible for the management and the administration of each Trust's assets, and each Trust's officers are responsible for the respective Trust's operations. The Trustees and officers of the Trusts and the Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Master Trust, the Beacon Trust, the Mileage Trust, and the American Beacon Select Funds.




                                   POSITION, TERM OF
                                  OFFICE AND LENGTH OF
                                  TIME SERVED WITH EACH
NAME, AGE AND ADDRESS                    TRUST               PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
-------------------------       -----------------------      ---------------------------------------------------------------------
INTERESTED TRUSTEES
                                          Term
                                Lifetime of Trust until
                                removal, resignation or
                                      retirement*

William F. Quinn** (57)          Trustee and President       President, American Beacon Advisors, Inc. (1986-Present);
                                 of Beacon Trust since       Chairman (1989-2003) and Director (1979-1986, 2003-Present),
                                    1987 and AMR and         American Airlines Federal Credit Union; Director, Crescent Real
                                  Mileage Trusts since       Estate Equities (1994-Present); Director, Pritchard, Hubble
                                          1995               & Herr, LLC (investmnet adviser) (2001-Present); Advisory
                                                             Director, Southern Methodist University Endowment Fund
                                                             (1996-Present); Member, Southern Methodist University Cox
                                                             School of Business Advisory Board (1999-2002); Member, New
                                                             York Stock Exchange Pension Manager Committee (1997-1998,
                                                             2000-2002); Chairman, Committee for the Investment of
                                                             Employee Benefits Defined Benefit Sub-Committee
                                                             (1982-Present); Director, United Way of Tarrant County
                                                             (1988-2000, 2004-Present); Trustee, American Beacon Select
                                                             Funds (1999-Present).

                                   POSITION, TERM OF
                                  OFFICE AND LENGTH OF
                                  TIME SERVED WITH EACH
NAME, AGE AND ADDRESS                    TRUST               PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
-------------------------       -----------------------      ---------------------------------------------------------------------
INTERESTED TRUSTEES (CONTINUED)
                                          Term
                                Lifetime of Trust until
                                removal, resignation or
                                      retirement*

Alan D. Feld** (68)                Trustee since 1996       Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                                                            (1960-Present); Director, Clear Channel Communications
                                                            (1984-Present); Trustee, CenterPoint Properties (1994-Present);
                                                            Trustee, American Beacon Select Funds (1999-Present).

NON-INTERESTED TRUSTEES
                                          Term
                                Lifetime of Trust until
                                removal, resignation or
                                      retirement*

W. Humphrey Bogart (60)            Trustee since 2004        Consultant, New River Canada Ltd. (mutual fund servicing company)
                                                             (1998-2003); Board Member, Baylor University Medical Center
                                                             Foundation (1992-Present); Trustee, American Beacon Select
                                                             Funds (2004-Present).


Brenda A. Cline (44)               Trustee since 2004        Vice President, Chief Financial Officer, Treasurer and Secretary,
301 Commerce Street                                          Kimbell Art Foundation (1993-Present); Trustee, Texas Christian
Suite 2240                                                   University (1999-Present); Trustee, W.I. Cook Foundation, Inc.
Fort Worth, Texas 76102                                      (d/b/a Cook Children's Health Foundation) (2001-Present); Trustee,
                                                             American Beacon Select Funds (2004-Present).

Richard A. Massman (61)            Trustee since 2004        Senior Vice President and General Counsel, Hunt Consolidated, Inc.
                                                             (holding company engaged in energy, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American
                                                             Beacon Select Funds (2004-Present).

Stephen D. O'Sullivan (69)      Trustee of Beacon Trust      Consultant (1994-Present); Trustee, American Beacon Select
                                since 1987 and AMR and       Funds (1999-Present).
                               Mileage Trusts since 1995

R. Gerald Turner (59)              Trustee since 2001        President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                                     Director, ChemFirst (1986-2002); Director, J.C. Penney
Southern Methodist Univ.                                     Company, Inc. (1996-Present); Director, California Federal
Dallas, Texas 75275                                          Preferred Capital Corp. (2001-2003); Director, Kronus
                                                             Worldwide Inc. (chemical manufacturing) (2003-Present);
                                                             Director, First Broadcasting Investment Partners, LLC
                                                             (2003-Present); Member, United Way of Dallas Board of
                                                             Directors; Member, Salvation Army of Dallas Board of
                                                             Directors; Member, Methodist Hospital Advisory Board;
                                                             Member, Knight Commission on Intercollegiate Athletics;
                                                             Trustee, American Beacon Select Funds (2001-Present).

Kneeland Youngblood (49)           Trustee since 1996        Managing Partner, Pharos Capital Group, LLC (a private
100 Crescent Court                                           equity firm) (1998-Present); Trustee, The Hockaday School
Suite 1740                                                   (1997-Present); Director, Starwood Hotels and Resorts
Dallas, Texas 75201                                          (2001-Present); Member, Council on Foreign Relations
                                                             (1995-Present); Director, Just For the Kids (1995-2001);
                                                             Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                             Retirement System of Texas (1993-1999); Director, Starwood
                                                             Financial Trust (1998-2001); Trustee, St. Mark's School of
                                                             Texas (2002-Present); Trustee, American Beacon Select Funds
                                                             (1999-Present).

OFFICERS
                                          Term
                                        One Year

Brian E. Brett (44)                  VP since 2004        Vice President, Director of Sales, American Beacon Advisors, Inc.
                                                          (2004-Present); Regional Vice President, Neuberger Berman, LLC
                                                          (investment adviser) (1996-2004).

Nancy A. Eckl (42)                 VP of Beacon Trust     Vice President, Trust Investments, American Beacon Advisors, Inc.
                                 since 1990 and AMR and   (1990-Present).
                                  Mileage Trusts since
                                          1995


                                   POSITION, TERM OF
                                  OFFICE AND LENGTH OF
                                  TIME SERVED WITH EACH
NAME, AGE AND ADDRESS                    TRUST               PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
-------------------------       -----------------------      ---------------------------------------------------------------------
OFFICERS (CONTINUED)
                                          Term
                                        One Year

Michael W. Fields (51)             VP of Beacon Trust        Vice President, Fixed Income Investments, American Beacon Advisors,
                                 since 1989 and AMR and      Inc. (1988-Present).
                                  Mileage Trusts since
                                          1995

Barry Y. Greenberg (41)            VP since 1995 and         Vice President, Legal, Compliance and Administration, American
                                  Secretary since 2004       Beacon Advisors, Inc. (1995-Present); Director, Pritchard, Hubble &
                                                             Herr, LLC (investment adviser) (2004-Present).

Rebecca L. Harris (38)            Treasurer since 1995       Vice President, Finance, American Beacon Advisors, Inc.
                                                             (1995-Present).

John B. Roberson (46)              VP of Beacon Trust        Vice President, Client Relations & Special Projects, American Beacon
                                 since 1989 and AMR and      Advisors, Inc. (2004-Present); Vice President, Director of Sales,
                                  Mileage Trusts since       American Beacon Advisors, Inc. (1991-2004); Director, Pritchard,
                                          1995               Hubble & Herr, LLC (investment adviser) (2001-Present).


* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.


** Mr. Quinn is deemed to be an "interested person" of the Beacon Trust, Mileage Trust and Master Trust, as defined by the 1940 Act, because of his position as President of the Manager. Mr. Feld is deemed to be an "interested person" of the Beacon Trust and Master Trust only, as defined by the 1940 Act, because Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the AMR and Beacon Trusts' sub-advisers.



         The Trusts have an Audit Committee, consisting of Ms. Cline and Messrs. Bogart, Feld, Massman, O'Sullivan, Turner, and Youngblood. With the exception of Mr. Feld, the members of the committee are not "interested persons" of either Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trusts' Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trusts' independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors,
4) to review the fees charged by the auditors for audit and non-audit services,
5) to investigate improprieties or suspected improprieties in Fund operations,
6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met once during the fiscal year ended December 31, 2004.



         The Trusts also have a Nominating Committee that is comprised of the non-interested Trustees and Mr. Feld. As set forth in its charter, the Nominating Committee's primary duties are to 1) evaluate the qualifications of potential Interested and Non-Interested Trustees, 2) establish policies and procedures for the review of shareholder-recommended nominees, 3) make recommendations to the full Board for membership on Board committees, and 4) review the Board's committee structure and duties. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Funds. The Nominating Committee met once during the fiscal year ended December 31, 2004.



         The Trustees who owned shares of any Fund are listed in the following table with the dollar range of their ownership in such Fund(s) and the Trusts as a whole as of the calendar year ended December 31, 2004.




                                                                INTERESTED
                                                        QUINN                  FELD
                                                      ---------              --------
         MONEY MARKET
         MUNICIPAL MONEY MARKET
         U.S. GOV'T MONEY MARKET
           BEACON TRUST ON AN AGGREGATE BASIS
         MONEY MARKET MILEAGE
         MUNICIPAL MONEY MARKET MILEAGE
         U.S. GOV'T MONEY MARKET MILEAGE
           MILEAGE TRUST ON AN AGGREGATE BASIS

                                                                                 NON-INTERESTED

                                                Bogart         Cline         Massman      O'Sullivan      Turner        Youngblood
                                                ------         -----         -------      ----------      ------        ----------

MONEY MARKET
MUNICIPAL MONEY MARKET
U.S. GOV'T MONEY MARKET
  BEACON TRUST ON AN AGGREGATE BASIS
MONEY MARKET MILEAGE
MUNICIPAL MONEY MARKET MILEAGE
U.S. GOV'T MONEY MARKET MILEAGE
  MILEAGE TRUST ON AN AGGREGATE BASIS


         During the two most recently completed calendar years, Akin, Gump provided legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that, during this period, he had no material involvement in the services provided by Akin, Gump to American Airlines, Inc., that he received no material benefit in connection with these services, and that Akin, Gump did not provide legal services to the Manager or AMR Corporation during this period.


         As compensation for their service to the Trusts, the American Beacon Select Funds (the "Select Funds") and the Master Trust, Mr. Feld and the Independent Trustees (other than Mr. O'Sullivan) and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts, the Select Funds and the Master Trust pay American Airlines, Inc. the flight service charges incurred for these travel arrangements. The Trusts, the Select Funds and the Master Trust compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2004. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines, Inc.



                                                Aggregate        Pension or Retirement     Total Compensation From
                          Aggregate           Compensation        Benefits Accrued as      the Trusts, Select Funds
                      Compensation From         From the          Part of the Trusts'          and Master Trust
Name of Trustee       the Beacon Trust        Mileage Trust            Expenses                   (27 Funds)
---------------       ----------------        -------------      ---------------------     ------------------------

                                         INTERESTED TRUSTEES
William F. Quinn              $0                  $0                     $0                          $0
Alan D. Feld                  $                   $                      $0                          $

                                        NON-INTERESTED TRUSTEES
W. Humphrey Bogart*           $                   $                      $0                          $
Brenda A. Cline*              $                   $                      $0                          $
Ben Fortson**                 $                   $                      $0                          $
Richard A. Massman*           $                   $                      $0                          $
Stephen D. O'Sullivan         $                   $                      $0                          $
R. Gerald Turner              $                   $                      $0                          $
Kneeland Youngblood           $                   $                      $0                          $



*     Mr. Bogart, Ms. Cline and Mr. Massman were elected as Trustees in August
      2004.

** Mr. Fortson retired from the Trusts effective February 28, 2002. He now serves as Trustee Emeritus.



       The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds. Ben Fortson currently serves as Trustee Emeritus to the Trusts.

       During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines, Inc. annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.

RENEWAL OF MANAGEMENT AGREEMENTS


         At their February 23, 2005 meeting, the Trustees considered the renewal of the existing Management Agreements between the Manager and the Funds. As part of the renewal process, legal counsel to the Trusts and the independent Trustees sent information request letters to the Manager seeking certain relevant information. The response by the Manager was provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.


        The Trustees considered, among other materials, response by the Manager to inquiries requesting:

    o a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

    o a copy of the most recent audited or unaudited financial statements as well as Parts I and II of its Form ADV;

    o a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

    o a comparison of the performance of each Fund with performance of other similar accounts managed by the Manager, including a discussion of relative performance versus a peer group average and any remedial measures if the Manager's performance was materially below that of the peer group;

    o a cost/profitability analysis of the Manager and any actual or anticipated economies of scale in relation to the services it provides to the Funds, if available;

    o an analysis of compensation, including fees paid for last five years, any proposed changes to the fee schedule and the effect of any fee waivers;

    o an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

    o a discussion regarding the Manager's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the Manager's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

    o a description of trade allocation procedures among accounts managed by the Manager;

    o a discussion of the Manager's compliance program with regard to federal, state, corporate and Fund requirements;

    o information regarding the Manager's code of ethics, insider trading policy, proxy voting procedures, and disaster recovery plan, including a description of any material changes thereto;

    o   a description of the Manager's affiliation with any broker-dealer;

    o a discussion of any anticipated change in the Manager's controlling persons;

    o verification of the Manager's insurance coverage with regards to the services provided to the Funds;

    o a table comparing the performance of each Fund to comparable mutual funds and appropriate indices, including comments on each Fund's relative performance;

    o   an analysis of total Fund expenses versus comparable mutual funds;

    o an analysis of the Funds' investment advisory fees versus comparable mutual funds;

    o   a chart detailing asset levels by Fund for the past five years;

    o   an analysis of any material complaints received from Fund shareholders;

    o a description of the Manager's monitoring of excessive short-term trading or other improper trading activities shares of the Funds; and

    o   any ideas for the future growth and efficient operation of the Funds.

        Legal counsel also provided the Trustees with a memorandum detailing their responsibilities pertaining to the renewal of the Management Agreements. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisers and the terms of the contracts.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS




ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE MONEY MARKET FUNDS




ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE MUNICIPAL MONEY MARKET FUNDS

ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE U.S. GOVERNMENT MONEY MARKET FUNDS




                                 CODE OF ETHICS


       The Manager and the Trusts have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. In addition, each Code requires employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.


                              PROXY VOTING POLICIES


       From time to time, the Funds may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the "Policy") that sets forth guidelines and procedures designed to ensure that the Manager votes such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Funds' shareholders and the Manager or its affiliates. Please see Appendix A for a copy of the Policy. Each Fund's proxy voting record for annual periods ended June 30 will be available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC's website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC's website.


                       CONTROL PERSONS AND 5% SHAREHOLDERS


       There were no entities or persons deemed to control any of the Funds by virtue of their beneficial ownership of more than 25% of the outstanding shares of a Fund as of January 31, 2005. All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds. The following persons owned 5% or more of the outstanding shares of a Fund or Class as of January 31, 2005:



                                                                             Cash Mgmt.
American Beacon Money Market Fund                           Total Fund          Class        Platinum Class
---------------------------------                           ----------       ----------      --------------
*Denotes record owner of Fund shares only



American Beacon Municipal Money Market Fund                  Total Fund      Platinum Class
-------------------------------------------                  ----------      --------------
*Denotes record owner of Fund shares only



                                                                             Cash Mgmt.
American Beacon U.S. Gov't Money Market Fund                 Total Fund         Class        Platinum Class
--------------------------------------------                 ----------      ----------      --------------
*Denotes record owner of Fund shares only



American Beacon Money Market Mileage Fund                    Total Fund      Mileage Class   Platinum Class
-----------------------------------------                    ----------      -------------   --------------
*Denotes record owner of Fund shares only



American Beacon Municipal Money Market Mileage Fund          Total Fund      Mileage Class   Platinum Class
---------------------------------------------------          ----------      -------------   --------------
*Denotes record owner of Fund shares only



American Beacon U.S. Gov't Money Market Mileage Fund         Total Fund      Mileage Class   Platinum Class
---------------------------------------------------          ----------      -------------   --------------
*Denotes record owner of Fund shares only

              MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES


       The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trusts and the Master Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trusts and the Master Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:


            o   complying with reporting requirements;

            o   corresponding with shareholders;

            o maintaining internal bookkeeping, accounting and auditing services and records; and

            o supervising the provision of services to the Trusts by third parties.

       Each Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisers to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisers; and any extraordinary expenses of a nonrecurring nature.


       As compensation for providing management services, each Portfolio pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets. The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for the fiscal years ended December 31, 2002, 2003 and 2004 were approximately $9,652,000, $4,952,000, and $XXX. Because the Portfolios are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived by the Manager in relation to the Portfolios.


       In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the last three fiscal years were approximately as follows. These amounts include payments by funds and classes of the AAdvantage and Mileage Trusts not included in this SAI, some of which are no longer operational.


                                Fiscal Years Ended December 31,
                          -------------------------------------------
                             2002            2003             2004
                          ----------      ----------       ----------
Beacon Trust              $7,858,000      $1,569,000       $
Mileage Trust             $4,563,000      $3,751,000       $



       The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of each Mileage Trust Fund for distribution-related services, including costs of advertising and American Airlines(R) AAdvantage(R) travel award program miles ("AAdvantage Miles")(1). The Manager will receive these fees regardless of the amount of the


----------
(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

Manager's actual expenses related to distribution efforts on behalf of the Mileage Trust Funds. Thus, the Manager may realize a profit or a loss based upon its actual distribution-related expenditures for the Mileage Trust Funds. The Manager anticipates that the distribution plan will benefit shareholders by providing the means for shareholders to receive AAdvantage Miles. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended December 31, 2002, 2003 and 2004 were approximately $1,871,000, $1,460,000 and
$XXX, respectively. During the fiscal years ended December 31, 2002, 2003 and 2004, the Manager waived distribution fees in the amount of approximately $36,500, $220,800 and $XXX, respectively. These amounts include payments by funds and classes of the Mileage Trust that are no longer operational.



       The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of the Platinum Class of each Beacon Trust Fund for distribution-related services, including expenses relating to selling efforts of various broker-dealers, transfer agency fees and the preparation and distribution of Platinum Class advertising material and sales literature. The Manager will receive these fees regardless of the amount of the Manager's actual expenses related to distribution efforts on behalf of the Platinum Class. Thus, the Manager may realize a profit or a loss based upon its actual distribution-related expenditures for the Platinum Class. The Manager anticipates that the distribution plan will benefit shareholders by providing broader access to the Funds through broker-dealers and other financial intermediaries who require compensation for their expenses in order to offer shares of the Funds. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended December 31, 2002, 2003 and 2004 were approximately $2,959,000, $311,000 and $XXX, respectively. During the fiscal years ended December 31, 2002 and 2003, the Manager waived distribution fees in the amount of approximately $195,100 and $193,000, respectively.


       The Cash Management and Platinum Classes have each adopted an Administrative Services Plan (collectively, the "Plans"). The Plans provide that each Fund's Cash Management Class will pay 0.07% and each Fund's Platinum Class will pay 0.55% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of Cash Management and Platinum Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of a Fund's "Other Expenses" in the Table of Fees and Expenses in the Cash Management and Platinum Class Prospectuses, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plans. The primary expenses expected to be incurred under the Plans are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.


       The Manager has contractually agreed from time to time to waive fees and/or reimburse expenses for certain Classes of the Funds in order to maintain competitive expense ratios for the Funds. In July of 2003, the Board and the Master Trust Board approved a policy whereby the Manager may seek repayment for such fee waivers and expense reimbursements. Under the policy, the Manager can be reimbursed by a Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 only if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.



       Forum Fund Services, LLC, located at Two Portland Square, 1st Floor, Portland, Maine 04101, is the distributor and principal underwriter of the Funds' shares and, as such, receives a fee from the Manager for distributing shares of the Beacon and Mileage Trusts and the Select Funds.


                             OTHER SERVICE PROVIDERS


       The transfer agent for the Trust is State Street Bank and Trust Company ("State Street"), located in Boston, Massachusetts, who provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the Master Trust and the Funds. The independent auditor for the Funds and the Master Trust is Ernst & Young LLP, located in Chicago, Illinois.

                        PORTFOLIO SECURITIES TRANSACTIONS


       In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the applicable Fund, Portfolio, or the Manager, provided, however, that the Manager determines that it has received the best net price and execution available. The Trusts do not allow the Manager or sub-advisers to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers.


                               REDEMPTIONS IN KIND

       Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 NET ASSET VALUE


       It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by each Fund's corresponding Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Funds' corresponding Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Master Trust Board to be of high quality with minimal credit risks. The corresponding portfolios of the Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "P-1" by Moody's Investors Service, Inc. ("Moody's") and "F-1" by Fitch Ratings, and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's Ratings Services ("Standard & Poor's") and "P-2" by Moody's. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

      To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Tax Code"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

      o degrees Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income ("Income Requirement");

      o degrees Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total asset value and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or any two or more issuers that are controlled by the Fund and engaged in the same, similar or related businesses ("Diversification Requirement"); and

      o degrees Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) plus, in the case of the Municipal Money Market Funds, net interest income excludable from gross income under Section 103(a) of the Tax Code ("Distribution Requirement").

       Each Fund, as an investor in its corresponding Portfolio, is or should be deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions - including distributions by the Municipal Money Market Funds that otherwise would qualify as "exempt-interest dividends" (as described below under "Taxation of the Funds' Shareholders") - as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

       Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income by the end of its fiscal year, plus certain other amounts.

       See the part of the next section entitled "Taxation of Certain Investments" for a discussion of the tax consequences to each Fund of certain investments and strategies it or its corresponding Portfolio may employ.

TAXATION OF THE PORTFOLIOS

       The Portfolios and their Relationship to the Funds. Each Portfolio is classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership" treated as a corporation. As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

       Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

       Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

       Taxation of Certain Investments. The Municipal Money Market Funds' corresponding Portfolio may acquire zero coupon or other securities issued with original issue discount. As investors in a Portfolio that holds those securities, the Municipal Money Market Funds would have to take into account their share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Funds) receive no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus, in the case of the Municipal Money Market Funds, their net tax-exempt interest income), including any original issue discount (and, in the case of the Municipal Money Market Funds, their share of the Municipal Money Market Portfolio's accrued tax-exempt original issue discount), to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, each Municipal Money Market Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of each Municipal Money Market Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease each Municipal Money Market Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

       Dividends or other distributions a Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, those distributions will be reported by, and (except for "exempt-interest dividends," as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.

       If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if they purchase Fund shares shortly before the record date for a distribution (other than an exempt-interest dividend), they will pay full price for the shares and receive some portion of the price back as a taxable distribution.

       Distributions by the Municipal Money Market Funds of the amount by which their respective share of the Municipal Money Market Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by the Funds as "exempt-interest dividends," generally may be excluded from gross income by their shareholders. Dividends paid by the Municipal Money Market Funds will qualify as exempt-interest dividends if, at the close of each quarter of the taxable year, at least 50% of the value of each Fund's total assets (including its share of the Portfolio's total assets) consists of securities the interest on which is excludable from gross income under Section 103(a) of the Tax Code. The Funds and Portfolio intend to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Municipal Money Market Funds' net tax-exempt income. The shareholders' treatment of dividends from the Municipal Money Market Funds under state and local income tax laws may differ from the treatment thereof under the Tax Code.

       Exempt-interest dividends received by a corporate shareholder may be indirectly subject to the alternative minimum tax. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") should consult their tax advisers before purchasing shares of either Municipal Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

       Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Funds) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the

Municipal Money Market Funds still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

       The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.



                            DESCRIPTION OF THE TRUSTS


       The Beacon Trust, organized on January 16, 1987, and the Mileage Trust, organized on February 22, 1995, are entities of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, each Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trusts may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. Each Trust has not engaged in any other business.


       The Cash Management Class was created for institutional investors. The following individuals are eligible for purchasing shares of the Cash Management Class with an initial investment below the minimums of $10 million for the Money Market Fund and $2 million for the U.S. Government Money Market Fund: (i) employees of the Manager, (ii) officers and directors of AMR and (iii) members of the Trusts' Board of Trustees. The Platinum Class was created as an investment vehicle for cash balances of customers of certain broker-dealers. The Mileage Class was created for individual investors wishing to receive AAdvantage Miles.


                                OTHER INFORMATION

       Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

       Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

       Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

       Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

       Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

       Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

       Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

       Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

       Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

       Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

       General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

       Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. A Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

       In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.


       Interfund Lending-Pursuant to an order issued by the SEC, the Funds may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to other Funds for temporary purposes. The credit facility can provide a borrowing Fund with significant savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.



       The credit facility will enhance the ability of the Funds to earn higher rates of interest on their short-term lending.


       Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

       Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.


       Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Master Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Master Trust Board to vote proxies.


       While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Master Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.


       The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Master Trust Board.

       Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

           Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

           Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

           (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

           (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

           (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

           (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

       Municipal Lease Obligations ("MLOs")-MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the Master Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the Master Trust Board, has delegated that responsibility to the investment adviser: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.


       Private Activity Obligations-Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the federal alternative minimum tax.

       Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

       The two highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

       The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

       The two highest ratings for long-term obligations by Fitch Ratings are AAA and AA. Obligations rated AAA have the lowest expectation of credit risk. An AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

       The two highest ratings for long-term obligations by Dominion Bond Rating Service Limited ("DBRS") are AAA and AA. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events.

       Standard & Poor's and Fitch apply indicators (such as "+" and "-") and DBRS adds "high" or "low" to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

       Ratings of Municipal Obligations-Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating also may be assigned to commercial paper programs which are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

       Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

       Ratings of Short-term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

       Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

       Fitch Ratings' short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

       Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1 (high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.

       Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

       Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Master Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Master Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

       In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

       Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

       Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

       Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

       Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.


       The Master Trust Board and the Manager will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.


       Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

       U.S. Government Securities-U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

       U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

       Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

       Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

       (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

       (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

       As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

       Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.


       When-Issued and Forward Commitment Transactions- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.



       Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                                                                      APPENDIX A

                PROXY VOTING POLICY AND PROCEDURES FOR THE TRUSTS

                          AMR INVESTMENT SERVICES TRUST
                            AMERICAN AADVANTAGE FUNDS
                        AMERICAN AADVANTAGE MILEAGE FUNDS
                        AMERICAN AADVANTAGE SELECT FUNDS
                       PROXY VOTING POLICY AND PROCEDURES


                          LAST AMENDED AUGUST 18, 2003

PREFACE

         Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the AMR Investment Services Trust and shareholders of the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds (collectively, the "Funds"). Therefore, these Proxy Voting Policy and Procedures (the "Policy") have been adopted by the Funds.

         The Funds are managed by AMR Investment Services, Inc. (the "Manager"). The Funds' Boards of Trustees have authorized the Manager to direct the Funds' custodian (the "Custodian") as to the voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the "Domestic Funds"), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the "Subadvisers"). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the "International Funds") has been delegated by the International Funds' Boards of Trustees to the subadvisers for those funds ("International Subadvisers"). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved of by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.

         For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, "shareholders"). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders' interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.

DOMESTIC FUNDS - PROCEDURES

         1. VOTING - The Funds follow a two-tiered approach to determine how to vote proxies. First, the Manager recognizes that a company's management has the responsibility for day-to-day operations and is usually in the best position to make recommendations regarding proxy proposals. Thus, the Custodian has been instructed by the Manager to vote with management's recommendations, unless it is notified to vote otherwise by the Manager in writing.

         Second, each Subadviser is responsible for evaluating proxy proposals related to securities held in the Domestic Fund(s) under their supervision and for determining whether the proxy should be voted with or against management's recommendation. A Subadviser shall rely on its own proxy voting policy for such evaluation determinations. If a Subadviser concludes that it will recommend voting against management's recommendation, the Subadviser will communicate its conclusion to the Manager in detail along with its proposed voting position.

         The assets of each Domestic Fund are allocated across multiple Subadvisers, and one Subadviser may reach a different conclusion with respect to the same proxy proposal for a security. As a result, the Manager has implemented the foregoing arrangement with the goal of voting all shares subject to the same proxy held by the Fund in the same direction (i.e. either for or against).

         Once the matter has been brought to the attention of the Manager, the Manager will conduct its analysis of the proxy proposal, which will include: (1) discussing the issue with any other Subadvisers holding the same security to determine their recommended voting position; (2) determining whether the Subadviser's recommendation could have been influenced by a potential conflict of interest; and (3) in some cases, consulting

                                                                      APPENDIX A

with a proxy voting service retained to assist in the objective review of proxy proposals. As part of its analysis, the Manager will follow the guidelines set forth in Domestic Funds - Policies below.

         Issues requiring analysis on a case-by-case basis will be voted according to the Subadviser's recommendation when the Funds owns less than 1% of the company's outstanding shares AND less than $3 million of the company's market capitalization.

         2. CONFLICTS OF INTEREST - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds' distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If a Subadviser recommends voting against management's recommendation for a particular proposal, the Manager will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

              a. PROXIES FOR AFFILIATED FUNDS - Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager's interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will vote in accordance with the Board of Trustees' recommendations in the proxy statement.

              b. BUSINESS / PERSONAL CONNECTIONS OF THE MANAGER - The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.

              The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

              In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

              If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

              c. BUSINESS / PERSONAL CONNECTIONS OF THE SUBADVISERS - Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives a voting recommendation from a Subadviser, the Manager will request the Subadviser's disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser's disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser's recommendation regarding the proxy proposal.

     DOMESTIC FUNDS - POLICIES

         1. ROUTINE PROPOSALS - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation or organization. Traditionally, these include:

              A.  Location of annual meeting

              B.  Employee stock purchase plan

              C.  Appointment of auditors

                                                                      APPENDIX A

              D.  Corporate strategy

              E.  Director compensation

              F.  Director indemnification and liability protection

              G.  Reincorporation

              H.  Change of Corporate Form

         The Funds' policy is to SUPPORT management on these types of routine proposals but care must be exercised that each vote is weighed on its own merits. All situations will be viewed individually and independently with the focus on the financial interest of shareholders.

         2. SOCIAL, POLITICAL AND ENVIRONMENTAL PROPOSALS - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to SUPPORT management. Financial interest of the Funds' shareholders will be the only consideration for investment decisions.

         3. SHAREHOLDER EQUALITY PROPOSALS - Issues that discriminate against other shareholders with the intention of reducing the value of the shareholders' stake will NOT BE SUPPORTED. Non-discriminatory proposals include:

              A. ANTI-GREENMAIL - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be supported.

              B. FAIR PRICE PROVISIONS - Provisions that guarantee an equal price to all shareholders will be supported.

         4. NON-ROUTINE PROPOSALS - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders' investment. All situations will be viewed individually and independently with the focus on the financial interests of Funds' shareholders.

         Various factors will contribute in the decision-making process assessing the financial interests of the Funds' shareholders. However, consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the majority of the board is independent, support should be for the board's recommendations. In addition, for proxies issued by registered investment companies ("RICs"), reference will be made to the Investment Company Institute's Report of the Advisory Group on Best Practices for Fund Directors ("ICI Best Practices") and any relevant SEC staff interpretations for guidance. However, all situations will be reviewed on a case-by-case basis.

         Management's record, strategy and tenure will contribute to the decision-making process. The tendency will be to side with management if, in the past, it has shown the ability to maximize company performance and thus, shareholder wealth, over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.

         Finally, decisions on non-routine proposals may be based on the sponsor of the proposal, percentage of ownership in the company and/or other relevant factors. Again, all situations will be reviewed on a case-by-case basis with the focus on the financial interest of the Funds' shareholders.
..
         The following are some specific issues that might directly impact the financial interest of the Funds' shareholders.

              A.  BOARD OF DIRECTORS

                  a. UNCONTESTED ELECTIONS - Uncontested candidates will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT management's slate during uncontested elections, particularly if independent. The company is the best judge of who is able and available to serve, and who will work well together.

                  b. CONTESTED ELECTIONS - Contested candidates will be evaluated on a CASE-BY-CASE basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side. For RICs, the board's

                                                                      APPENDIX A

proportion of independent directors and how each candidate would affect this proportion if elected will be considered. The ICI Best Practices recommend that at least two-thirds of a RIC's board be independent directors.

                  c. INDEPENDENT COMPENSATION COMMITTEE - An independent committee will best represent shareholder interests and guard against conflicts of interest in executive pay decisions. An independent committee will have no financial interest in the outcome.

                  All situations regarding independent compensation committees will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT proposals for independent compensation committees.

                  d. INDEPENDENT NOMINATING COMMITTEE - Proponents contend that independent directors selected by a committee of independent directors will be more likely to question the CEO's business judgements. Independent directors selected by CEOs, even if they have no affiliations with the company, may feel obligated to side with the CEO.

                  Opponents contend that CEOs depend on outside directors for advice and support, and therefore must be involved in the decision-making process to ensure they can work comfortably together. Additionally, questions arise over the appropriateness of independent directors deciding on the composition and structure of the board, rather than individuals associated with the company.

                  All situations regarding independent nominating committees will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT proposals for independent nominating committees.

                  e. CLASSIFIED BOARDS - A typical classified board is divided into 3 groups with one group standing for election every third year. Proponents contend that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy. Long-term company value depends on continuity and stability in governance, which classified boards provide.

                  Opponents contend that an annual election of directors increases accountability and responsiveness of directors to all the varying interests on the board and thus contributes to sound corporate governance. Secondly, shareholders would be deprived of takeover premiums. A potential acquirer, needing 2 years to gain a majority position on the board, may refrain from even attempting to win control. Therefore, this barrier to control depreciates the value of the company.

                  All situations will be viewed individually and independently but the Funds' policy is to SUPPORT classified boards. Staggered boards provide continuity, stability and experience which are crucial when evaluating company issues.

                  f. CUMULATIVE VOTING - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. Proponents contend it would increase minority representation on the board.

                  Opponents contend that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders.

                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT cumulative voting. Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.

                  g. INDEPENDENT BOARDS - Proponents contend independent boards will permit clear and independent decision making, benefiting shareholders' long-term interests. Board members who are independent are more likely to protect shareholders' interests unlike company executives or other insiders. As defined by the NYSE Corporate Accountability and Listing Standards Committee, an "independent director" is an individual who has had no personal or business relationship with management. The ICI Best Practices recommend that at least two-thirds of a RIC's board be independent directors.

                  Opponents contend that directors are selected on quality and their goal must be to achieve the best overall results for the company. Additionally, inside directors have intimate knowledge of the company that

                                                                      APPENDIX A


will be beneficial during discussions of the company's long-term interests. A January 1991 study by institutional voting research service showed no correlation between independent boards and financial performance.

                  All situations regarding independent boards will be evaluated on a case-by-case basis. The Funds' policy is to generally SUPPORT independent boards, although this policy should not be deemed to prevent support for boards in which management holds one board seat, or a small percentage of seats in the case of very large boards. Evaluation will be based on the performance, effectiveness and level of independence of the board of directors. The board's performance and effectiveness will be determined through reference to the company's long-term performance.

                  h. BOARD DIVERSITY (INCLUSIVENESS) - Proponents are pressuring companies to make greater efforts to seek out qualified women and minority candidates for director seats, since women and minorities are poorly represented on corporate boards.

                  Opponents contend that it is the duty of all directors to serve all the corporation's constituents.

                  All situations regarding board diversity will be evaluated on a CASE-BY-CASE basis and will consider the availability of qualified women and minorities.

                  i. SEPARATE CHAIRMAN, CEO POSITIONS - Proponents contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders' interests, evaluating the performance of the CEO, and is accountable to the shareholders.

                  Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively uncommon in the U.S.

                  All situations regarding separate chairman, CEO positions will be evaluated on a CASE-BY-CASE basis, taking into consideration the success of the CEO in implementing a business plan.

                  j. LEAD DIRECTOR - Election of a lead director has become an alternative to the separate chairman, CEO provision. Proponents contend that a lead director will lead the independent directors in evaluating and enhancing the performance of the board. Elected by the independent members of the board, the lead director would be responsible for coordinating the evaluation by the independent directors of the board's performance and the contribution of each board member.

                  Opponents contend companies have traditionally had one leader. With one leader, there is no question with respect to decision making. A lead director may prove cumbersome and factions may develop, thereby not providing the company with quick, efficient decision-making capabilities during crisis periods.

                  All situations regarding lead directors will be evaluated on a CASE-BY-CASE basis.

                  k. MINIMUM DIRECTOR STOCK / FUND OWNERSHIP - Proponents contend that a director's interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.

                  Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate less-than-wealthy candidates who may not be able to meet the minimum investment.

                  All situations regarding minimum fund ownership by a RIC's directors will be evaluated on a CASE-BY-CASE basis. Although all situations regarding minimum stock ownership by corporate directors will also be evaluated on a case-by-case basis, the Funds generally will NOT SUPPORT proposals for minimum stock ownership by corporate directors.

                                                                      APPENDIX A


              B.  EXECUTIVE / DIRECTOR COMPENSATION

                  a. INCENTIVE/STOCK OPTION PLANS (ESTABLISH, AMEND, ADD) - Proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management's interests with shareholders toward a goal of increasing shareholder value, better returns usually result.

                  Opponents contend that incentive/stock option plans may dilute the shareholders' claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily reachable incentive goals may not provide the necessary incentive for management.

                  Generally, if the board is independent and if the company has performed well over the previous 3-5 year period, the Funds will support these plans. However, due to the complexity of incentive/stock option plans, the Funds' policy will be to review the terms and coverage on a CASE-BY-CASE basis. Among the criteria that might be used:

                  o     Dilution in excess of the company's peer group

                  o     Performance benchmarks

                  o     Overall executive compensation levels

                  o     Reasonableness test

                  o     Participation

                  o     Exercise and payment terms

                  o     Repricing/replacing underwater options

                  b. DISCOUNTED STOCK OPTIONS - Discounted stock options are options that may be exercised at prices below the stock's fair market value on the award date. Sometimes called non-qualified options, these options are granted "in-the-money" or immediately exercisable for a profit.

                  Opponents criticize "in-the-money" options, as they do not give management much incentive to increase share value, while the purpose of granting stock options should be to align executives' interests with those of the shareholders.

                  All situations will be viewed individually and independently but the Funds generally will NOT SUPPORT discounted stock option plans.

                  c. EXCHANGE OF UNDERWATER OPTIONS - Options with an exercise price higher than the market price are considered "underwater" and, needless to say, unattractive. Supporters contend options that have no chance of rising above water should be exchanged, as they fail to align management with shareholders. Additionally, the slump in the market price may be attributable to an industrywide or marketwide slump, rather than poor management.

                  Opponents contend that other shareholders have no such protection from falling stock prices and executives bear no risk if management is willing to bail them out when the stock price falls. Shareholders generally feel disgruntled, as they are not afforded the same downside risk protection as management.

                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT the exchange of underwater options, except in extraordinary cases involving market drops unrelated to company-specific performance.

                  d. CAP OR LIMIT EXECUTIVE AND DIRECTOR PAY - Proponents propose to cap or cut pay relative to some benchmark (i.e. multiple of president's salary or average worker). Generally, past poor performance or alleged excesses in pay have led to this proposal.

                  Opponents contend that these proposals would hamper their abilities to attract and retain top-quality executives. Top employees would leave for higher-paying positions with competitors hampering the companies' long-term interests.

                                                                      APPENDIX A

                    All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain executives and align shareholder and management interests.


                  e. DISCLOSURE OF $100,000 EARNERS - Proponents contend that due to the complexity and variety of compensation plans it is extremely difficult to determine how and how much executives are paid. Proxy statement disclosures should allow shareholders to track trends in pay and compare pay packages across companies.

                  Opponents contend providing additional disclosure would provide no new meaningful information to shareholders and would put the companies at a competitive disadvantage.

                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT disclosure of $100,000 earners. Recent SEC changes in disclosure requirements create clear and comprehensible disclosure of executive compensation.

                  f. LINK PAY TO PERFORMANCE - Proponents contend that by linking pay to performance you will align management's interests with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth.

                  Opponents contend that there is no set definition of "pay for performance." Without proper benchmarks that will not be affected by uncontrollable factors, management and shareholder interests will not be aligned. Linking pay to performance can also hurt shareholders by encouraging short-term thinking and manipulative recordkeeping.

                  All situations will be viewed individually and independently on a case-by-case basis; however, the Funds will generally SUPPORT proposals to link pay to performance.

                  g. GOLDEN PARACHUTE PROVISIONS - Golden parachutes provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as it aids in the attraction and retention of managers.

                  However, opponents contend the existence of these provisions can discourage takeover attempts as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.

                  Due to the complexity of golden parachutes, the Funds' policy will be to review the terms and coverage on a CASE-BY-CASE basis. Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, they are clearly an attempt to raise the cost to a third party of acquiring the company. Generally, if the board is independent and the company has a good performance record, the Funds will support golden parachute provisions. Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions.

                  h. EXPENSING STOCK OPTIONS - Proponents argue that expensing stock options would more accurately reflect the company's earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.

                  Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company's financial statements.

                                                                      APPENDIX A


                  Generally, the Funds will SUPPORT management's recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules. However, given past abuses relating to stock options, every situation will be reviewed on a CASE-BY-CASE basis.

              C.  RIC CONTRACTS AND POLICIES

                  a. INVESTMENT ADVISORY CONTRACTS - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.

                  b. DISTRIBUTION PLANS - All proposals pertaining to a RIC's distribution plan will be reviewed on a CASE-BY-CASE basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the Funds' shareholders.

                  c. FUNDAMENTAL OBJECTIVES / POLICIES - All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.

              D. CONFIDENTIAL VOTING - Proponents contend that confidential voting allows shareholders to make decisions without pressure from opposing sides. Voting is tabulated by a third party before presentation. Arguments are made in the context of a democratic political election where voters cast their ballots in secret.

              Opposition contends that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment and pension funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive.

              All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.

              E. SUPERMAJORITY-VOTING PROVISIONS - Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.

                  Opponents contend that supermajority-voting provisions detract from a simple majority's power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.

              All situations regarding supermajority-voting provisions will be reviewed on a CASE-BY-CASE basis.

              F. ANTI-TAKEOVER PROPOSALS - All situations should be viewed individually and independently, but the Funds' policy is generally to SUPPORT poison pills, preemptive rights, fair pricing and dual class voting, especially when the majority of the board is independent. These provisions force potential bidders to deal directly with the board of directors. The board's role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders. These proposals are discussed in further detail below.

                  a. POISON PILLS (SHAREHOLDER RIGHTS PLANS) - Poison pills protect shareholders from coercive and unfair offers. They encourage potential bidders to negotiate directly with the board of directors. Therefore, proponents believe that all shareholders will receive a better/fairer offer.

                                                                      APPENDIX A

                  Opposition believes the removal will enhance management's accountability to shareholders. Poison pills may also discourage potential takeover bids, which would potentially reduce shareholder value. Additionally, many poison pills were enacted without a vote by shareholders. Many believe that shareholders should make the decision.

                  It is generally the Funds' policy to support poison pills; however, the following features of the poison pills will be considered:

                  o Does the pill have a sunset clause (i.e. it dissolves at a certain point in the future)?

                  o Does the pill have a provision to allow shareholders to redeem the pill for certain types of offers?

                  o     Can the board redeem the pill for qualifying offers?

                  o What is the trigger that activates the pill (i.e. what percentage of shares held)?

                  b. PREEMPTIVE RIGHTS - Preemptive rights enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. Opponents of preemptive rights contend that these rights are only used as a takeover defense and that shareholders can maintain their relative position with no difficulty in the open market.

                  c. FAIR PRICING PROVISIONS - Fair pricing provisions require that if offers are not approved by the board, the bidder must pay the same "fair" price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. These provisions attempt to prevent "two-tiered" offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. Opponents contend that these provisions can prevent tender offers from being made, thereby entrenching management.

                  d. DUAL CLASS VOTING PROVISIONS - Dual class voting provisions create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company.

              G. STOCK RELATED PROPOSALS

                  a. INCREASE AUTHORIZED COMMON/PREFERRED STOCK - A request for additional shares of stock were, in the past, considered routine voting items. Companies usually state it is for a specific use, such as a stock split, acquisition or for "general corporate purposes." However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.

                   All situations should be viewed individually and independently but the Funds' policy is to SUPPORT increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth.

                  b. BLANK CHECK PREFERRED - The board has the discretion to establish voting, dividend, conversion and other rights for blank check preferred stock without further authorization from shareholders. With no limits, the board is free to shape it in the most attractive manner for the market regardless of the effect on other shareholders. Proponents contend this flexibility is needed to meet varying financial conditions. Additionally, the rights of shareholders are protected because the structure of the blank check is approved by the full board, not just management.

                   Opponents contend that approving this proposal gives the companies too much power. The shares can be used to implement a poison pill or to help block a takeover bid by placing them in friendly hands. Additionally, once authorized, the shareholders have no further power to determine how or when the stock will be allocated.

                   All situations should be viewed individually and independently, but the Funds' policy is to SUPPORT blank check preferred proposals. Blank check preferred stock gives management the flexibility it needs to compete in today's ever-changing market.

                                                                      APPENDIX A

                   c. TARGETED SHARE PLACEMENTS - This is the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.

                   Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder's proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but the holder of the share placement may also have a senior claim or return from company assets.

                   All situations regarding targeted share placements will be reviewed on a CASE-BY-CASE basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.

              H. MERGERS, ACQUISITIONS, RESTRUCTURINGS - These transactions involve fundamental changes in the structure and allocation of a company's assets. Financial considerations are foremost in these transactions, but an offer can be rejected if it is believed that the long-term interests of the shareholders will be best served by the company continuing in its current form.

              All situations regarding mergers, acquisitions, or restructurings will be reviewed on a CASE-BY-CASE basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for Fund shareholders.

              I. OTHER BUSINESS - The Funds will generally SUPPORT management with respect to "Other Business."

         5. OTHER PROPOSALS - All proposals not addressed above will be decided on a CASE-BY-CASE basis. As with non-routine proposals, decisions will be based primarily on management's and the board's responsiveness to enhancing shareholder wealth. In these situations, the Manager will use its judgment in directing the Custodian to vote in the best interest of Fund shareholders and will implement changes to the Policy when appropriate.

     INTERNATIONAL FUNDS - PROCEDURES

         1. VOTING - The International Funds' Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers' policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.

         2. CONFLICTS OF INTEREST - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

              If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

     ALL FUNDS - OTHER PROCEDURES

         1. RECORDKEEPING - Records of all votes will be maintained by a) the Custodian for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes against management will be maintained by the Manager. Such documentation will include the recommendations of the Subadvisers

                                                                      APPENDIX A

along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.

         2. DISCLOSURE - The Manager, in conjunction with the Custodian and the International Subadvisers, will compile the Funds' proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund's Statement of Additional Information ("SAI"). In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds' website (if applicable), and c) on the SEC's website in the SAI. The SAI and shareholder reports will also disclose that the Funds' proxy voting record is available by toll-free telephone request (or on the Funds' website) and on the SEC's website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.

         3. BOARD OVERSIGHT - On at least an annual basis, the Manager will present the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

                            AMERICAN AADVANTAGE FUNDS

                            PART C. OTHER INFORMATION


Item 23.          Exhibits

              (a) Amended and Restated Declaration of Trust, dated November 1, 2004 - filed herewith

              (b)           Bylaws - (iv)

              (c)           Voting trust agreement -- none

              (d)(i)(A) Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987#

              (i)(B) Supplement to Fund Management Agreement, dated August 1, 1994 - (iv)

              (i)(C) Supplement to Fund Management Agreement, dated August 1, 1995 - (iv)

              (i)(D) Supplement to Fund Management Agreement, dated November 1, 1995-(vii)

              (i)(E) Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

              (i)(F) Supplement to Fund Management Agreement, dated December 17, 1996 - (ii)

              (i)(G) Supplement to Fund Management Agreement, dated July 25, 1997 - (iii)

              (i)(H) Supplement to Fund Management Agreement, dated September 1, 1998 - (vi)

              (i)(I) Supplement to Fund Management Agreement, dated January 1, 1999 - (vii)

              (i)(J) Supplemental Terms and Conditions to the Management Agreement, dated - May 19, 2000 - (ix)

              (i)(K) Supplement to Fund Management Agreement, dated November 16, 2000 - (xi)

              (i)(L) Supplement to Fund Management Agreement, dated October 17, 2001 - (xiv)

              (i)(M) Supplement to Fund Management Agreement, dated May 28, 2002 - (xvi)

              (i)(N) Supplement to Fund Management Agreement, dated May 13, 2003 - (xix)

              (i)(O) Supplement to Fund Management Agreement, dated February 9, 2004 - (xxi)

              (ii)(A) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 - (iv)

              (ii)(B) Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 - (iv)

              (ii)(C) Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated March 1, 1999 - (vii)

              (ii)(D) Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated July 31, 2000 - (x)

              (ii)(E) Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 - (x)

              (ii)(F) Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 -
                            (x)

              (ii)(G) Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 - (x)

              (ii)(H) Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated October 15, 2003 - (xx)

              (ii)(I) Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 - (xi)

              (ii)(J) Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 - (xiv)

              (ii)(K) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated October 9, 2001 - (xiv)

              (ii)(L) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated January 1, 2001 -
                            (xvii)

              (ii)(M) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated October 12, 2001 - (xv)

              (ii)(N) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 1, 2003 - (xvii)

              (ii)(O) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated January 1, 2003 -
                            (xvii)

              (ii)(P) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated January 1, 2003 - (xvii)

              (ii)(Q) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated January 1, 2003 - (xvii)

              (ii)(R) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated January 1, 2003 -
                            (xvii)

              (ii)(S) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated January 1, 2003 -
                            (xvii)

              (ii)(T) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc. f/k/a Morgan Stanley Dean Witter Investment Management Inc., dated January 1, 2003 - (xvii)

              (ii)(U) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated January 1, 2003 -
                            (xvii)

              (ii)(V) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated January 1, 2003 -
                            (xvii)

              (ii)(W) Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset Management, Inc., dated June 30, 2003 - (xix)

              (ii)(X) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 13, 2003 - (xix)

              (ii)(Y) Assumption Agreement between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P., dated March 28, 2003 - (xix)

              (ii)(Z) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated September 1, 2003 -
                            (xx)

              (ii)(AA) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc., dated September 1, 2003
                            - (xx)

              (ii)(BB) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated June 30, 2004 -
                            (xxi)

              (ii)(CC) Investment Advisory Agreement between AMR Investment Services, Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 - (xxi)

              (ii)(DD) Investment Advisory Agreement between AMR Investment Services, Inc. and NISA Investment Advisors, L.L.C., dated June 30, 2004 - (xxi)

              (ii)(EE) Investment Advisory Agreement between AMR Investment Services, Inc. and Pzena Investment Management, LLC, dated June 30, 2004 - (xxi)

              (ii)(FF) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated August 27, 2004 - filed herewith

              (ii)(GG) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated November 29, 2004 - filed herewith

              (ii)(HH) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated February 9, 2004 - filed herewith

              (ii)(II) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 30, 2004 - filed herewith

              (ii)(JJ) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Pzena Investment Management, LLC, dated June 30, 2004 - filed herewith

              (ii)(KK) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 - filed herewith

              (ii)(LL) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and NISA Investment Advisors, LLC, dated August 27, 2004 - filed herewith

              (ii)(MM) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated June 1, 2004 - filed herewith

              (iii)(A) Amended and Restated Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated March 1, 2002 -
                            (xv)

              (iii)(B) Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated May 13, 2003 - (xix)

              (iii)(C) Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated February 9, 2004 - (xx)

              (iv)(A)       Administrative Services Plan for the Platinum Class
                            - (iv)

              (iv)(B) Administrative Services Plan for the Cash Management Class - (xv)

              (iv)(C) Supplement to Administrative Services Plan for the Platinum Class, dated September 27, 2002 - (xvi)

              (v)(A) Master-Feeder Participation Agreement among Small Cap Index Fund, International Equity Index Fund, Quantitative Master Series Trust, and Princeton Funds Distributor, Inc., dated July 31, 2000 - (ix)

              (v)(B) Master-Feeder Participation Agreement among S&P 500 Index Fund, Equity 500 Index Portfolio and SSgA Funds Management, Inc., dated May 1, 2001 - (xv)

              (e)(i) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 - (viii)

              (ii) Amendment to the Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American AAdvantage Select Funds and SWS Financial Services, Inc., dated July 24, 2002 - (xvi)

              (f)           Bonus, profit sharing or pension plans - none

              (g)(i) Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 - (v)

              (ii) Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

              (iii) Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 - (xvii)

              (iv) Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

              (v) Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 - (xvii)

              (vi) Amendment to Custodian Agreement to add Enhanced Income Fund, dated July 1, 2003 - (xix)

              (vii) Amendment to Custodian Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004 - (xxi)

              (h)(i) Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (v)

              (ii) Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

              (iii) Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (xvii)

              (iv) Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

              (v) Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 - (xvii)

              (vi) Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 - (v)

              (vii) Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 - (xi)

              (viii) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 - (xii)

              (ix) Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 - (iv)

              (x) Credit Agreement between AMR Investment Services Trust, American AAdvantage Funds, American AAdvantage Mileage Funds, and AMR Investment Services, Inc., dated December 1, 1999 - (vii)

              (xi) Amendment to Credit Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index Funds, dated July 31, 2000 - (ix)

              (xii) Amendment to Credit Agreement to add High Yield Bond Fund, dated December 28, 2000 - (xi)

              (xiii) Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 - (xvi)

              (xiv) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 - (vii)

              (xv) Purchase Agreement between American AAdvantage Funds and John H. Harland Company, dated December 1, 2001
                            - (xv)

              (xvi) Service Plan Agreement for the American AAdvantage Funds Service Class, dated February 21, 2003 - (xviii)

              (xvii) Amendment to Transfer Agency and Service Agreement to add Enhanced Income Fund, dated July 1, 2003 -
                            (xix)

              (xviii) Amendment to Credit Agreement to add Enhanced Income Fund, dated July 1, 2003 - (xix)

              (xix) Securities Lending Agency and Collateral Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan West Securities, LLC, dated January 3, 2004 - (xx)

              (xx) Indemnity Agreement between Wachovia Bank, N.A. and American AAdvantage High Yield Bond Fund, dated January 13, 2004 - (xx)

              (xxi) Amendment to Transfer Agency and Service Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004 -
                            (xxi)

              (xxii) Amendment to Securities Lending Authorization Agreement to add Mid-Cap Value Fund, dated June 30, 2004 - (xxi)

              (xxiii) Amendment to Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company to add Mid-Cap Value Fund and Emerging Markets Fund, dated June 30, 2004 - (xxi)

              (i)           Opinion and consent of counsel - to be filed

              (j)           Consent of Independent Auditors - to be filed

              (k)           Financial statements omitted from prospectus - none

              (l)           Letter of investment intent - (iv)

              (m)(i) Plan pursuant to Rule 12b-1 for the Institutional, Cash Management, PlanAhead and AMR Classes - (iv)

              (ii)          Plan pursuant to Rule 12b-1 for the Platinum Class -
                            (iv)

              (iii)         Plan pursuant to Rule 12b-1 for the Service Class
                            - (xviii)

              (n)(i)        Amended and Restated Plan pursuant to Rule 18f-3 -
                            (iv)

              (ii) Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 - (xv)

              (iii) Amended and Restated Plan pursuant to Rule 18f-3, dated May 1, 2003 - (xix)

              (p)(i) Codes of Ethics of Registrant, American AAdvantage Mileage Funds, American AAdvantage Select Funds and AMR Investment Services Trust, dated November 21, 2003 - (xx)

              (ii) Code of Ethics of AMR Investment Services, Inc., dated November 21, 2003 - (xx)

              (iii) Code of Ethics of State Street Master Funds, dated November 20, 2003 - (xx)

              (iv) Code of Ethics of Merrill Lynch Investment Managers, dated January 2004 - (xx)

              (v) Code of Ethics of Brandywine Asset Management, LLC, dated April 1, 2003 - (xx)

              (vi) Code of Ethics of Mellon Financial Corporation, parent company of The Boston Company Asset Management, LLC, dated September 2003 - (xx)

              (vii) Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc., dated December 31, 2003 - (xx)

              (viii) Code of Ethics of Lazard Asset Management LLC, dated January 2004 - (xx)

              (ix) Code of Ethics of Hotchkis and Wiley Capital Management, LLC, dated September 5, 2001 - (xx)

              (x) Code of Ethics of Causeway Capital Management LLC, dated January 26, 2004 - (xx)

              (xi) Code of Ethics of J.P. Morgan Investment Management Inc., dated October 6, 2003 - (xx)

              (xii) Code of Ethics of Goldman Sachs Asset Management, L.P., dated April 24, 2003 - (xx)

              (xiii) Code of Ethics of Metropolitan West Capital Management, LLC, dated September 9, 2003 - (xx)

              (xiv) Code of Ethics of Morgan Stanley Investment Management, dated August 16, 2002 - (xvi)

              (xv) Code of Ethics of Post Advisory Group, dated November 5, 2003 - (xx)

              (xvi) Code of Ethics of Franklin Templeton Investments, dated May 2003 - (xx)

              (xvii) Code of Ethics of Calamos Asset Management, Inc., dated December 15, 2003 - (xx)

              (xviii)       Code of Ethics of Brown Brothers Harriman & Co. -
                            (xxi)

              (xix)         Code of Ethics of NISA Investment Advisors, L.L.C. -
                            (xxi)

              (xx)          Code of Ethics of Pzena Investment Management, LLC -
                            (xxi)

              Other: Powers of Attorney for Trustees (Alan D. Feld, Stephen D. O'Sullivan, and Kneeland Youngblood) -
                            (ii)

                            Powers of Attorney for Trustees (R. Gerald Turner) -
                            (xiii)

                            Powers of Attorney for Trustees (W. Humphrey Bogart, Brenda A. Cline, and Richard A. Massman) - filed herewith

                            Powers of Attorney for Trustees of the Quantitative Master Series Trust - (xii)

                            Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio - (viii)

----------

# Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.

(i) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.

(ii) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.

(iv) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.

(v) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.

(vi) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.

(vii) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(viii) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(ix) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(x) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.

(xii) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.

(xiii) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(xiv) Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.

(xv) Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(xvi) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xvii) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

(xviii) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2003.

(xix) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2003.

(xx) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2004.

(xxi) Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 30, 2004

Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking;

                  (ii) the Trust is insured against losses arising out of any such advance payments; or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII, Section 2 provides that, subject to the provisions of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26. I. Business and Other Connections of Investment Manager

         AMR Investment Services, Inc. (the "Manager"), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC.

         II. Business and Other Connections of Investment Advisers

         The investment advisers listed below provide investment advisory services to the Trust.

         AMR Investment Services, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

         Barrow, Hanley, Mewhinney & Strauss, Inc., 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204.

         Brandywine Asset Management, LLC, 201 North Walnut Street, Wilmington, Delaware 19801.

         Brown Brothers Harriman & Co., 140 Broadway, New York, New York 10005.

         Calamos Advisors LLC, 1111 E. Warrenville Road, Naperville, Illinois 60563.

         Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025.

         Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005.

         Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

         J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

         Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112.

         Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660.

         Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.

         NISA Investment Advisors, LLC, 150 N. Meramec Avenue, Suite 640, St. Louis, Missouri 63105.

         Post Advisory Group, LLC, 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025.

         Pzena Investment Management, LLC, 120 West 45th Street, 34th Floor, New York, New York 10036.

         Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394.

         The Boston Company Asset Management, LLC, One Boston Place, 14th Floor, Boston, Massachusetts 02108.


         Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27. Principal Underwriter

         (a) SWS Financial Services, Inc., 1201 Elm Street, Suite 3500, Dallas, TX 75270 is the principal underwriter for the Trust, the American AAdvantage Mileage Funds and the American AAdvantage Select Funds.

         (b) The directors and officers of the Trust's principal underwriter are:

                                       Positions & Offices                                Position
Name                                    with Underwriter                               with Registrant

James Ross                             Chief Executive Officer                              None
Larry Tate                             Executive Vice President                             None
Stacy Hodges                           Chief Financial Officer                              None
Allen Tubb                             Secretary                                            None
Ray Huie                               MSRB/CROP Senior Vice President                      None
Laura Holt                             Vice President                                       None
William Temple                         SROP                                                 None
Phyllis Knowles                        Chief Compliance Officer                             None
Jerome Wade                            General Counsel                                      None

         The address of the above named directors and officers is 1201 Elm Street, Suite 3500, Dallas, TX 75270.

Item 28. Location of Accounts and Records

         The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of 1) the Trust's custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) the Manager at AMR Investment Services, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) the Trust's transfer agent at Boston Financial Data Services, 330 West 9th St., Kansas City, Missouri 64105; or 4) the Trust's investment advisers at the addresses listed in
Item 26 Part II above.

Item 29. Management Services

         All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on December 15, 2004.

                                               AMERICAN AADVANTAGE FUNDS

                                               By: /s/ William F. Quinn
                                                   -----------------------
                                                       William F. Quinn
                                                       President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 51 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                     Date
---------                                   -----                     ----


/s/ William F. Quinn                        President (Principal      December 15, 2004
------------------------------------        Executive Officer
William F. Quinn                            and Trustee

/s/ Rebecca L. Harris                       Treasurer (Principal      December 15, 2004
------------------------------------        Financial Officer)
Rebecca L. Harris

W. Humphrey Bogart*                         Trustee                   December 15, 2004
------------------------------------
W. Humphrey Bogart

Brenda A. Cline*                            Trustee                   December 15, 2004
------------------------------------
Brenda A. Cline

Alan D. Feld*                               Trustee                   December 15, 2004
------------------------------------
Alan D. Feld

Richard A. Massman*                         Trustee                   December 15, 2004
------------------------------------
Richard A. Massman

Stephen D. O'Sullivan*                      Trustee                   December 15, 2004
------------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                           Trustee                   December 15, 2004
------------------------------------
R. Gerald Turner

Kneeland Youngblood*                        Trustee                   December 15, 2004
------------------------------------
Kneeland Youngblood

*By  /s/ William F. Quinn
     -----------------------------------
     William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust has duly caused this Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on December 15, 2004.

                                      AMR INVESTMENT SERVICES TRUST

                                      By: /s/ William F. Quinn
                                          -----------------------
                                              William F. Quinn
                                              President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 51 to the Registration Statement for the American AAdvantage Funds as it relates to AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                     Date

/s/ William F. Quinn                        President (Principal      December 15, 2004
------------------------------------        Executive Officer
William F. Quinn                            and Trustee

/s/ Rebecca L. Harris                       Treasurer (Principal      December 15, 2004
------------------------------------        Financial Officer)
Rebecca L. Harris

W. Humphrey Bogart*                         Trustee                   December 15, 2004
------------------------------------
W. Humphrey Bogart

Brenda A. Cline*                            Trustee                   December 15, 2004
------------------------------------
Brenda A. Cline

Alan D. Feld*                               Trustee                   December 15, 2004
------------------------------------
Alan D. Feld

Richard A. Massman*                         Trustee                   December 15, 2004
------------------------------------
Richard A. Massman

Stephen D. O'Sullivan*                      Trustee                   December 15, 2004
------------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                           Trustee                   December 15, 2004
------------------------------------
R. Gerald Turner

Kneeland Youngblood*                        Trustee                   December 15, 2004
------------------------------------
Kneeland Youngblood

*By      /s/ William F. Quinn
         -----------------------------------
         William F. Quinn, Attorney-In-Fact

                                POWER OF ATTORNEY

         I, W. Humphrey Bogart, Trustee of AMR Investment Services Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds (collectively, the "Trusts"), hereby constitute and appoint William F. Quinn and Barry Y. Greenberg my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.


         Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 14th day of October, 2004.


         Signature                                            Title


         /s/ W. Humphrey Bogart
         --------------------------------------
         W. Humphrey Bogart                                   Trustee

                                POWER OF ATTORNEY

         I, Brenda A. Cline, Trustee of AMR Investment Services Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds (collectively, the "Trusts"), hereby constitute and appoint William F. Quinn and Barry Y. Greenberg my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.


         Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 11th day of October, 2004.


         Signature                                            Title


         /s/ Brenda A. Cline
         --------------------------------------
         Brenda A. Cline                                      Trustee

                                POWER OF ATTORNEY

         I, Richard A. Massman, Trustee of AMR Investment Services Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds (collectively, the "Trusts"), hereby constitute and appoint William F. Quinn and Barry Y. Greenberg my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.


         Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 11th day of October, 2004.


         Signature                                            Title


         /s/ Richard A. Massman
         --------------------------------------
         Richard A. Massman                                   Trustee

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Quantitative Master Series Trust has duly caused this Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A for the American AAdvantage Funds as it relates to the Quantitative Master Series Trust only to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and the State of New Jersey, on December 13, 2004.

                                 QUANTITATIVE MASTER SERIES TRUST

                                 By: /s/ Terry K. Glenn
                                     ----------------------------------------
                                         Terry K. Glenn, President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A for the American AAdvantage Funds as it relates to the Quantitative Master Series Trust only has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                              Date
---------                                   -----                              ----

Terry K. Glenn*                             President (Principal                December 13, 2004
---------------------------                 Executive Officer) and
Terry K. Glenn                              Trustee

Donald C. Burke*                            Vice President and                  December 13, 2004
---------------------------                 Treasurer (Principal
Donald C. Burke                             Financial and Accounting
                                            Officer)

Donald W. Burton*                           Trustee                             December 13, 2004
---------------------------
Donald W. Burton

M. Colyer Crum*                             Trustee                             December 13, 2004
---------------------------
M. Colyer Crum

Laurie Simon Hodrick*                       Trustee                             December 13, 2004
---------------------------
Laurie Simon Hodrick

David H. Walsh*                             Trustee                             December 13, 2004
---------------------------
David H. Walsh

Fred G. Weiss*                              Trustee                             December 13, 2004
---------------------------
Fred G. Weiss

*By /s/ Terry K. Glenn
    -----------------------------------
    Terry K. Glenn, Attorney-in-Fact

                                   SIGNATURES

         This Registration Statement contains certain disclosures regarding State Street Equity 500 Index Portfolio (the "Portfolio"), a series of State Street Master Funds (the "Trust"). The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the American AAdvantage Funds (the "Registrant") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on December 15, 2004. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

                             STATE STREET MASTER FUNDS

                             By: /s/Donald A. Gignac
                                 ------------------------------------
                                 Donald A. Gignac
                                 President, State Street Master Funds

         This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on December 15, 2004. Each of the following persons is signing this Post-Effective Amendment No. 51 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE                           TITLE

/s/Donald A. Gignac                 President (Principal Executive Officer), State Street Master Funds
---------------------------
Donald A. Gignac

/s/Karen D. Gillogly                Treasurer (Principal Accounting Officer), State Street Master Funds
---------------------------
Karen D. Gillogly

William L. Boyan*                   Trustee, State Street Master Funds
---------------------------
William L. Boyan

Michael F. Holland*                 Trustee, State Street Master Funds
---------------------------
Michael F. Holland

Rina K. Spence*                     Trustee, State Street Master Funds
---------------------------
Rina K. Spence

Douglas T. Williams*                Trustee, State Street Master Funds
---------------------------
Douglas T. Williams

*By: /s/Julie A. Tedesco
     ------------------------------------
     Julie A. Tedesco
     as Attorney-in-Fact pursuant to Powers of Attorney

                                INDEX TO EXHIBITS

Exhibit
 Number                             Description                          Page
-------                             -----------                          ----

  (a)           Amended and Restated Declaration of Trust, dated
                November 1, 2004 - filed herewith

  (b)           Bylaws - (iv)

  (c)           Voting trust agreement -- none

  (d)(i)(A)     Fund Management Agreement between American
                AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987#

  (i)(B)        Supplement to Fund Management Agreement, dated
                August 1, 1994 - (iv)

  (i)(C)        Supplement to Fund Management Agreement, dated
                August 1, 1995 - (iv)

  (i)(D)        Supplement to Fund Management Agreement, dated
                November 1, 1995-(vii)

  (i)(E)        Amendment to Schedule A of Fund Management
                Agreement, dated December 1, 1995 - (i)

  (i)(F)        Supplement to Fund Management Agreement, dated
                December 17, 1996 - (ii)

  (i)(G)        Supplement to Fund Management Agreement, dated July
                25, 1997 - (iii)

  (i)(H)        Supplement to Fund Management Agreement, dated
                September 1, 1998 - (vi)

  (i)(I)        Supplement to Fund Management Agreement, dated
                January 1, 1999 - (vii)

  (i)(J)        Supplemental Terms and Conditions to the Management
                Agreement, dated - May 19, 2000 - (ix)

  (i)(K)        Supplement to Fund Management Agreement, dated
                November 16, 2000 - (xi)

  (i)(L)        Supplement to Fund Management Agreement, dated
                October 17, 2001 - (xiv)

  (i)(M)        Supplement to Fund Management Agreement, dated May
                28, 2002 - (xvi)

  (i)(N)        Supplement to Fund Management Agreement, dated May
                13, 2003 - (xix)

  (i)(O)        Supplement to Fund Management Agreement, dated
                February 9, 2004 - (xxi)

  (ii)(A)       Investment Advisory Agreement between AMR Investment
                Services, Inc. and Templeton Investment Counsel,
                Inc., dated November 1, 1995 - (iv)

  (ii)(B)       Investment Advisory Agreement between AMR Investment
                Services, Inc. and Barrow, Hanley, Mewhinney &
                Strauss, Inc., dated November 1, 1995 - (iv)

  (ii)(C)       Investment Advisory Agreement between AMR Investment
                Services, Inc. and Lazard Asset Management, dated
                March 1, 1999 - (vii)

  (ii)(D)       Investment Advisory Agreement between AMR Investment
                Services, Inc. and Goldman, Sachs & Company, Inc., dated July 31, 2000 - (x)

  (ii)(E)       Investment Advisory Agreement between AMR Investment
                Services, Inc. and J.P. Morgan Investment Management
                Inc., dated July 31, 2000 - (x)

  (ii)(F)       Investment Advisory Agreement between AMR Investment
                Services, Inc. and Morgan Stanley Dean Witter
                Investment Management Inc., dated July 31, 2000 -
                (x)

  (ii)(G)       Investment Advisory Agreement between AMR Investment
                Services, Inc. and The Boston Company Asset
                Management, LLC, dated July 31, 2000 - (x)

  (ii)(H)       Investment Advisory Agreement between AMR Investment
                Services, Inc. and Post Advisory Group, LLC, dated
                October 15, 2003 - (xx)

  (ii)(I)       Investment Advisory Agreement between AMR Investment
                Services, Inc. and Metropolitan West Capital
                Management, LLC, dated November 30, 2000 - (xi)

  (ii)(J)       Investment Advisory Agreement between AMR Investment
                Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 - (xiv)

  (ii)(K)       Investment Advisory Agreement between AMR Investment
                Services, Inc. and Hotchkis and Wiley Capital
                Management, LLC, dated October 9, 2001 - (xiv)

  (ii)(L)       Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Templeton
                Investment Counsel, LLC, dated January 1, 2001 -
                (xvii)

  (ii)(M)       Investment Advisory Agreement between AMR Investment
                Services, Inc. and Brandywine Asset Management, LLC, dated October 12, 2001 - (xv)

  (ii)(N)       Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Lazard Asset
                Management, dated January 1, 2003 - (xvii)

  (ii)(O)       Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Barrow, Hanley,
                Mewhinney & Strauss, Inc., dated January 1, 2003 -
                (xvii)

  (ii)(P)       Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Brandywine Asset
                Management, LLC, dated January 1, 2003 - (xvii)

  (ii)(Q)       Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Goldman, Sachs &
                Company, Inc., dated January 1, 2003 - (xvii)

  (ii)(R)       Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and J.P. Morgan
                Investment Management Inc., dated January 1, 2003 -
                (xvii)

  (ii)(S)       Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Metropolitan West
                Capital Management, LLC, dated January 1, 2003 -
                (xvii)

  (ii)(T)       Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Morgan Stanley
                Investment Management Inc. f/k/a Morgan Stanley Dean
                Witter Investment Management Inc., dated January 1,
                2003 - (xvii)

  (ii)(U)       Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and The Boston Company
                Asset Management, LLC, dated January 1, 2003 -
                (xvii)

  (ii)(V)       Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Templeton
                Investment Counsel, LLC, dated January 1, 2003 -
                (xvii)

  (ii)(W)       Investment Advisory Agreement between AMR Investment
                Services, Inc. and Calamos Asset Management, Inc., dated June 30, 2003 - (xix)

  (ii)(X)       Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Lazard Asset
                Management, dated January 13, 2003 - (xix)

  (ii)(Y)       Assumption Agreement between Goldman, Sachs & Co.
                and Goldman Sachs Asset Management, L.P., dated
                March 28, 2003 - (xix)

  (ii)(Z)       Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Barrow, Hanley,
                Mewhinney & Strauss, Inc., dated September 1, 2003 -
                (xx)

  (ii)(AA)      Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Morgan Stanley
                Investment Management Inc., dated September 1, 2003
                - (xx)

  (ii)(BB)      Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Barrow, Hanley,
                Mewhinney & Strauss, Inc., dated June 30, 2004 -
                (xxi)

  (ii)(CC)      Investment Advisory Agreement between AMR Investment
                Services, Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 - (xxi)

  (ii)(DD)      Investment Advisory Agreement between AMR Investment
                Services, Inc. and NISA Investment Advisors, L.L.C., dated June 30, 2004 - (xxi)

  (ii)(EE)      Investment Advisory Agreement between AMR Investment
                Services, Inc. and Pzena Investment Management, LLC, dated June 30, 2004 - (xxi)

  (ii)(FF)      Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and The Boston Company
                Asset Management, LLC, dated August 27, 2004 - filed herewith

  (ii)(GG)      Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and The Boston Company
                Asset Management, LLC, dated November 29, 2004 - filed herewith

  (ii)(HH)      Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and J.P. Morgan
                Investment Management Inc., dated February 9, 2004 - filed herewith

  (ii)(II)      Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and J.P. Morgan
                Investment Management Inc., dated July 30, 2004 - filed herewith

  (ii)(JJ)      Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Pzena Investment
                Management, LLC, dated June 30, 2004 - filed herewith

  (ii)(KK)      Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Brown Brothers
                Harriman & Co., dated June 30, 2004 - filed herewith

  (ii)(LL)      Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and NISA Investment
                Advisors, LLC, dated August 27, 2004 - filed herewith

  (ii)(MM)      Amendment to Investment Advisory Agreement between
                AMR Investment Services, Inc. and Post Advisory
                Group, LLC, dated June 1, 2004 - filed herewith

  (iii)(A)      Amended and Restated Administrative Services
                Agreement between the American AAdvantage Funds and
                AMR Investment Services, Inc., dated March 1, 2002 -
                (xv)

  (iii)(B)      Amendment to Schedule A of the Administrative
                Services Agreement between the American AAdvantage
                Funds and AMR Investment Services, Inc., dated May
                13, 2003 - (xix)

  (iii)(C)      Amendment to Schedule A of the Administrative
                Services Agreement between the American AAdvantage
                Funds and AMR Investment Services, Inc., dated
                February 9, 2004 - (xx)

  (iv)(A)       Administrative Services Plan for the Platinum Class
                - (iv)

  (iv)(B)       Administrative Services Plan for the Cash Management
                Class - (xv)

  (iv)(C)       Supplement to Administrative Services Plan for the
                Platinum Class, dated September 27, 2002 - (xvi)

  (v)(A)        Master-Feeder Participation Agreement among Small
                Cap Index Fund, International Equity Index Fund,
                Quantitative Master Series Trust, and Princeton
                Funds Distributor, Inc., dated July 31, 2000 - (ix)

  (v)(B)        Master-Feeder Participation Agreement among S&P 500
                Index Fund, Equity 500 Index Portfolio and SSgA
                Funds Management, Inc., dated May 1, 2001 - (xv)

  (e)(i)        Distribution Agreement among the American AAdvantage
                Funds, the American AAdvantage Mileage Funds, the
                American Select Funds and SWS Financial Services,
                Inc., dated December 31, 1999 - (viii)

  (ii) Amendment to the Distribution Agreement among the American AAdvantage Funds, the American AAdvantage
                Mileage Funds, the American AAdvantage Select Funds and SWS Financial Services, Inc., dated July 24,
                2002 - (xvi)

  (f)           Bonus, profit sharing or pension plans - none

  (g)(i)        Custodian Agreement between the American AAdvantage
                Funds and State Street Bank and Trust Company, dated
                December 1, 1997 - (v)

  (ii)          Amendment to Custodian Agreement to add Small Cap
                Value Fund, dated January 1, 1999 - (ix)

  (iii)         Amendment to Custodian Agreement to add Large Cap
                Growth, Emerging Markets, Small Cap Index and
                International Equity Index series of the American
                AAdvantage Funds, dated July 31, 2000 - (xvii)

  (iv)          Amendment to Custodian Agreement to add High Yield
                Bond Fund, dated December 29, 2000 - (xi)

  (v) Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 - (xvii)

  (vi)          Amendment to Custodian Agreement to add Enhanced
                Income Fund, dated July 1, 2003 - (xix)

  (vii)         Amendment to Custodian Agreement to add Mid-Cap
                Value Fund and Treasury Inflation Protected
                Securities Fund, dated June 30, 2004 - (xxi)

  (h)(i)        Transfer Agency and Service Agreement between the
                American AAdvantage Funds and State Street Bank and
                Trust Company, dated January 1, 1998 - (v)

  (ii)          Amendment to Transfer Agency Agreement to add Small
                Cap Value Fund, dated January 1, 1999 - (ix)

  (iii) Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (xvii)

  (iv)          Amendment to Transfer Agency Agreement to add High
                Yield Bond Fund, dated December 29, 2000 - (xi)

  (v) Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September
                24, 2002 - (xvii)

  (vi)          Securities Lending Authorization Agreement between
                American AAdvantage Funds and State Street Bank and
                Trust Company, dated January 2, 1998 - (v)

  (vii)         Amendment to Securities Lending Authorization
                Agreement to add Large Cap Growth Fund and Emerging
                Markets Fund, dated July 31, 2000 - (xi)

  (viii)        Amendment to Securities Lending Authorization
                Agreement to add Small Cap Value Fund, dated January
                1, 1999 - (xii)

  (ix)          Service Plan Agreement for the American AAdvantage
                Funds PlanAhead Class, dated August 1, 1994 - (iv)

  (x)           Credit Agreement between AMR Investment Services
                Trust, American AAdvantage Funds, American
                AAdvantage Mileage Funds, and AMR Investment
                Services, Inc., dated December 1, 1999 - (vii)

  (xi)          Amendment to Credit Agreement to add Large Cap
                Growth, Emerging Markets, Small Cap Index and
                International Equity Index Funds, dated July 31,
                2000 - (ix)

  (xii)         Amendment to Credit Agreement to add High Yield Bond
                Fund, dated December 28, 2000 - (xi)

  (xiii)        Amendment to Credit Agreement to remove
                master-feeder funds, dated March 1, 2002 - (xvi)

  (xiv)         Administrative Services Agreement among American
                AAdvantage Funds, American AAdvantage Mileage Funds,
                AMR Investment Services Trust, AMR Investment
                Services, Inc. and State Street Bank and Trust
                Company, dated November 29, 1999 - (vii)

  (xv) Purchase Agreement between American AAdvantage Funds and John H. Harland Company, dated December 1, 2001
                - (xv)

  (xvi)         Service Plan Agreement for the American AAdvantage
                Funds Service Class, dated February 21, 2003 -
                (xviii)

  (xvii) Amendment to Transfer Agency and Service Agreement to add Enhanced Income Fund, dated July 1, 2003 -
                (xix)

  (xviii)       Amendment to Credit Agreement to add Enhanced Income
                Fund, dated July 1, 2003 - (xix)

  (xix)         Securities Lending Agency and Collateral Management
                Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan
                West Securities, LLC, dated January 3, 2004 - (xx)

  (xx)          Indemnity Agreement between Wachovia Bank, N.A. and
                American AAdvantage High Yield Bond Fund, dated
                January 13, 2004 - (xx)

  (xxi) Amendment to Transfer Agency and Service Agreement to add Mid-Cap Value Fund and Treasury Inflation
                Protected Securities Fund, dated June 30, 2004 -
                (xxi)

  (xxii)        Amendment to Securities Lending Authorization
                Agreement to add Mid-Cap Value Fund, dated June 30,
                2004 - (xxi)

  (xxiii)       Amendment to Administrative Services Agreement among
                American AAdvantage Funds, American AAdvantage
                Mileage Funds, AMR Investment Services Trust, AMR
                Investment Services, Inc. and State Street Bank and
                Trust Company to add Mid-Cap Value Fund and Emerging
                Markets Fund, dated June 30, 2004 - (xxi)

  (i)           Opinion and consent of counsel - to be filed

  (j)           Consent of Independent Auditors - to be filed

  (k)           Financial statements omitted from prospectus - none

  (l)           Letter of investment intent - (iv)

  (m)(i)        Plan pursuant to Rule 12b-1 for the Institutional,
                Cash Management, PlanAhead and AMR Classes - (iv)

  (ii)          Plan pursuant to Rule 12b-1 for the Platinum Class -
                (iv)

  (iii)         Plan pursuant to Rule 12b-1 for the Service Class -
                (xviii)

  (n)(i)        Amended and Restated Plan pursuant to Rule 18f-3 -
                (iv)

  (ii) Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 - (xv)

  (iii) Amended and Restated Plan pursuant to Rule 18f-3, dated May 1, 2003 - (xix)

  (p)(i)        Codes of Ethics of Registrant, American AAdvantage
                Mileage Funds, American AAdvantage Select Funds and
                AMR Investment Services Trust, dated November 21,
                2003 - (xx)

  (ii) Code of Ethics of AMR Investment Services, Inc., dated November 21, 2003 - (xx)

  (iii)         Code of Ethics of State Street Master Funds, dated
                November 20, 2003 - (xx)

  (iv) Code of Ethics of Merrill Lynch Investment Managers, dated January 2004 - (xx)

  (v) Code of Ethics of Brandywine Asset Management, LLC, dated April 1, 2003 - (xx)

  (vi) Code of Ethics of Mellon Financial Corporation, parent company of The Boston Company Asset
                Management, LLC, dated September 2003 - (xx)

  (vii)         Code of Ethics of Barrow, Hanley, Mewhinney &
                Strauss, Inc., dated December 31, 2003 - (xx)

  (viii)        Code of Ethics of Lazard Asset Management LLC, dated
                January 2004 - (xx)

  (ix)          Code of Ethics of Hotchkis and Wiley Capital
                Management, LLC, dated September 5, 2001 - (xx)

  (x) Code of Ethics of Causeway Capital Management LLC, dated January 26, 2004 - (xx)

  (xi)          Code of Ethics of J.P. Morgan Investment Management
                Inc., dated October 6, 2003 - (xx)

  (xii)         Code of Ethics of Goldman Sachs Asset Management,
                L.P., dated April 24, 2003 - (xx)

  (xiii)        Code of Ethics of Metropolitan West Capital
                Management, LLC, dated September 9, 2003 - (xx)

  (xiv)         Code of Ethics of Morgan Stanley Investment
                Management, dated August 16, 2002 - (xvi)

  (xv)          Code of Ethics of Post Advisory Group, dated
                November 5, 2003 - (xx)

  (xvi) Code of Ethics of Franklin Templeton Investments, dated May 2003 - (xx)

  (xvii) Code of Ethics of Calamos Asset Management, Inc., dated December 15, 2003 - (xx)

  (xviii)       Code of Ethics of Brown Brothers Harriman & Co. -
                (xxi)

  (xix)         Code of Ethics of NISA Investment Advisors, L.L.C. -
                (xxi)

  (xx)          Code of Ethics of Pzena Investment Management, LLC -
                (xxi)

  Other:        Powers of Attorney for Trustees (Alan D. Feld,
                Stephen D. O'Sullivan, and Kneeland Youngblood) -
                (ii)

                Powers of Attorney for Trustees (R. Gerald Turner) -
                (xiii)

                Powers of Attorney for Trustees (W. Humphrey Bogart,
                Brenda A. Cline, and Richard A. Massman) - filed herewith

                Powers of Attorney for Trustees of the Quantitative
                Master Series Trust - (xii)

                Powers of Attorney for Trustees of the State Street
                Equity 500 Index Portfolio - (viii)

----------

# Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.

(i) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.

(ii) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.

(iv) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.

(v) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.

(vi) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.

(vii) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(viii) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(ix) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(x) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.

(xii) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.

(xiii) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(xiv) Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.

(xv) Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(xvi) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xvii) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

(xviii) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2003.

(xix) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2003.

(xx) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2004.

(xxi) Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 30, 2004






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